                              AMERICAN

                                           SKANDIA
                                                    TRUST

                              -----------------------------------------------
                                             SEMIANNUAL REPORT

                              -----------------------------------------------

                                               JUNE 30, 1999
                                                (UNAUDITED)

                             AMERICAN SKANDIA TRUST
                            SCHEDULES OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                     AST AIM INTERNATIONAL EQUITY PORTFOLIO
                  AST LORD ABBETT GROWTH AND INCOME PORTFOLIO
                          AST JANCAP GROWTH PORTFOLIO
                           AST MONEY MARKET PORTFOLIO
                  AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
                           AST AIM BALANCED PORTFOLIO
                       AST FEDERATED HIGH YIELD PORTFOLIO
                  AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                     AST PIMCO TOTAL RETURN BOND PORTFOLIO
                      AST INVESCO EQUITY INCOME PORTFOLIO
                      AST JANUS SMALL-CAP GROWTH PORTFOLIO
                AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                 AST T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
                 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                        AST FOUNDERS PASSPORT PORTFOLIO
                 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   AST OPPENHEIMER LARGE-CAP GROWTH PORTFOLIO
                      AST JANUS OVERSEAS GROWTH PORTFOLIO
                 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
               AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
              AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
                      AST MARSICO CAPITAL GROWTH PORTFOLIO
                      AST COHEN & STEERS REALTY PORTFOLIO
                   AST LORD ABBETT SMALL CAP VALUE PORTFOLIO
                    AST BANKERS TRUST ENHANCED 500 PORTFOLIO
                     AST KEMPER SMALL-CAP GROWTH PORTFOLIO

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 90.2%
ARGENTINA -- 0.4%
    Telefonica de Argentina SA Cl-B
      [ADR]..........................      65,000   $  2,039,375
                                                    ------------
AUSTRALIA -- 1.1%
    AMP Ltd..........................     255,000      2,787,741
    Brambles Industries Ltd..........      72,000      1,896,806
    Cable & Wireless Optus Ltd.*.....     580,000      1,320,669
                                                    ------------
                                                       6,005,216
                                                    ------------
BELGIUM -- 0.8%
    Tele Centro Sul Participacoes SA
      [ADR]*.........................      33,203      1,842,766
    UCB SA...........................      61,000      2,610,655
                                                    ------------
                                                       4,453,421
                                                    ------------
BRAZIL -- 1.0%
    Embartel Participacoes SA
      [ADR]..........................      28,300        392,662
    Petroleo Brasileiro SA...........  14,300,000      2,113,201
    Telesp Participacoes SA [ADR]*...     120,301      2,751,863
                                                    ------------
                                                       5,257,726
                                                    ------------
CANADA -- 6.6%
    ATI Technologies, Inc.*..........     177,600      2,861,903
    BCE, Inc.........................     127,122      6,162,632
    Bombardier, Inc. Cl-B............     106,965      1,626,102
    CGI Group, Inc.*.................      67,200      1,418,871
    Imasco Ltd.......................      65,400      1,754,252
    JDS Fitel, Inc.*.................      36,200      3,020,641
    Loblaw Companies Ltd.............      52,500      1,324,871
    Nortel Networks Corp.............     111,000      9,636,189
    Rogers Communications, Inc.
      Cl-B*..........................     126,000      2,013,378
    Shaw Communications, Inc. Cl-B...      68,700      2,706,132
    Toronto-Dominion Bank............      47,900      2,160,282
                                                    ------------
                                                      34,685,253
                                                    ------------
FINLAND -- 3.2%
    Nokia AB Oyj.....................     152,646     13,380,610
    Sonera Group Oyj.................     146,900      3,211,657
                                                    ------------
                                                      16,592,267
                                                    ------------
FRANCE -- 12.3%
    Accor SA.........................      18,000      4,520,048
    Alstom*..........................      40,500      1,273,874
    Altran Technologies SA...........      11,000      2,904,051
    AXA SA...........................      43,447      5,300,491
    Banque Nationale de Paris........      80,927      6,743,360
    Cap Gemini SA....................      16,500      2,593,227
    Carrefour Supermarche SA.........      48,400      7,112,656
    Equant NV*.......................      34,700      3,199,179
    Groupe Danone....................       9,922      2,558,060
    Pinault-Printemps-Redoute SA.....      34,000      5,834,502
    Promodes.........................       8,200      5,382,497
    Societe Nationale Elf Aquitaine
      SA.............................      20,807      3,053,416
    Societe Television Francaise.....      13,972      3,256,406
    Total Fina SA Cl-B...............      40,100      5,173,366
    Vivendi..........................      65,700      5,322,101
                                                    ------------
                                                      64,227,234
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
GERMANY -- 4.0%
    DaimlerChrysler AG*..............      79,038   $  6,902,213
    EM.TV & Merchandising AG.........       1,400      2,032,836
    Mannesmann AG....................      71,662     10,715,896
    Porsche AG Pfd. .................         700      1,631,466
                                                    ------------
                                                      21,282,411
                                                    ------------
HONG KONG -- 3.5%
    China Telecom Ltd.*..............   1,977,000      5,491,235
    Cosco Pacific Ltd................   5,500,000      4,572,340
    Dao Heng Bank Group Ltd..........     722,000      3,238,415
    Hutchison Whampoa Ltd............     458,000      4,146,941
    Ng Fung Hong Ltd.................     982,000        816,370
                                                    ------------
                                                      18,265,301
                                                    ------------
INDONESIA -- 0.5%
    Gulf Indonesia Resources Ltd.
      [ADR]*.........................     231,000      2,656,500
                                                    ------------
IRELAND -- 1.6%
    Allied Irish Banks PLC...........     148,180      1,948,370
    Bank of Ireland..................     100,200      1,683,689
    Bank of Ireland PLC..............     121,072      2,035,180
    CRH PLC..........................     139,544      2,475,205
                                                    ------------
                                                       8,142,444
                                                    ------------
ITALY -- 2.2%
    Banca Popolare di Brescia........     167,300      7,168,669
    Unicredito Italiano SPA..........     487,900      2,143,443
    San Paolo-IMI SPA................     167,100      2,274,689
                                                    ------------
                                                      11,586,801
                                                    ------------
JAPAN -- 15.2%
    Advantest Corp...................      43,000      4,725,034
    Aiwa Co. Ltd.....................      75,000      2,478,598
    Alps Electric Co. Ltd............     189,000      4,426,900
    Hirose Electric Co. Ltd..........      38,500      3,995,170
    Hoya Corp........................      51,000      2,877,900
    Ibiden Co. Ltd...................     154,000      2,544,694
    Kirin Brewery Co. Ltd............     382,000      4,576,318
    Matsushita Electric Industrial
      Co. Ltd. ......................      60,000      4,287,975
    Mitsumi Electric Co. Ltd.........         700         19,548
    Murata Manufacturing Co. Ltd.....      67,000      4,339,860
    NEC Corp.........................     390,000      4,849,377
    Nippon Telegraph & Telephone
      Corp. .........................       4,210      4,939,185
    NTT Data Corp....................       3,700      2,940,774
    NTT Mobile Communication Network,
      Inc............................       3,650      4,945,629
    Okuma Corp.......................     628,000      2,915,955
    Ricoh Co. Ltd....................     323,000      4,445,928
    Rohm Co. Ltd.....................      14,000      2,176,870
    Sharp Corp.......................     170,000      2,008,491
    Sony Corp........................      50,900      5,487,988
    Takeda Chemical Industries.......      95,000      4,403,230

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Tokyo Electron Ltd...............      42,000   $  2,848,901
    Ushio, Inc.......................     236,000      3,022,237
                                                    ------------
                                                      79,256,562
                                                    ------------
KOREA -- 2.3%
    Coca-Cola Femsa SA [ADR]*........     148,503      2,877,246
    Korea Electric Power Corp.
      [ADR]..........................     121,300      2,486,650
    Korea Telecom Corp. [ADR]........      86,200      3,448,000
    Pohang Iron & Steel Co. Ltd.
      [ADR]..........................     102,500      3,446,563
                                                    ------------
                                                      12,258,459
                                                    ------------
MEXICO -- 3.2%
    Cifra SA de CV Cl-C*.............   1,627,000      2,841,488
    Fomento Economico Mexicano, SA de
      CV [ADR].......................     103,400      4,123,075
    Grupo Modelo SA de CV Cl-C*......     830,000      2,328,082
    Grupo Televisa SA [GDR]*.........      82,600      3,701,513
    Kimberly-Clark de Mexico SA
      Cl-A...........................     363,000      1,460,039
    Telefonos de Mexico SA Cl-L
      [ADR]..........................      29,913      2,417,344
                                                    ------------
                                                      16,871,541
                                                    ------------
NETHERLANDS -- 4.6%
    AEGON NV.........................      14,600      1,059,226
    Getronics NV.....................      65,400      2,515,696
    Koninklijke Ahold NV.............     182,991      6,303,007
    Koninklijke (Royal) Philips
      Electronics NV.................      30,084      2,967,509
    Libertel NV*.....................      94,550      1,852,621
    VNU NV...........................     122,700      4,903,293
    Wolters Kluwer NV................     106,500      4,239,440
                                                    ------------
                                                      23,840,792
                                                    ------------
NORWAY -- 0.2%
    Merkantildata ASA................      93,600        903,632
                                                    ------------
PHILIPPINES -- 0.5%
    Philippine Long Distance
      Telephone Co. [ADR]............      88,000      2,651,000
                                                    ------------
PORTUGAL -- 0.3%
    Jeronimo Martins SGPS SA.........      49,000      1,618,544
                                                    ------------
SINGAPORE -- 1.5%
    Development Bank of Singapore
      Ltd............................     225,000      2,748,947
    Keppel Corp. Ltd.................     726,000      2,473,348
    Singapore Press Holdings Ltd.....     140,000      2,384,770
                                                    ------------
                                                       7,607,065
                                                    ------------
SPAIN -- 2.3%
    Banco Popular Espanol SA.........      37,300      2,683,024
    Endesa SA........................     118,800      2,533,603
    NH Hoteles SA*...................     105,500      1,351,281
    Telefonica SA....................     113,229      5,454,301
                                                    ------------
                                                      12,022,209
                                                    ------------
SWEDEN -- 3.4%
    Electrolux AB Cl-B...............     237,200      4,966,230
    Hennes & Mauritz AB Cl-B.........     275,600      6,807,548

                                         SHARES        VALUE
                                         ------        -----
    NetCom AB Cl-B*..................      40,200   $  1,352,335
    Svenska Handelsbanken Cl-A.......     270,570      3,246,175
    WM-Data AB Cl-B..................      33,900      1,291,924
                                                    ------------
                                                      17,664,212
                                                    ------------
SWITZERLAND -- 4.3%
    ABB AG...........................       3,300      4,882,316
    Adecco SA........................       5,500      2,947,079
    Compagnie Financiere Richemont AG
      Cl-A Units*....................       1,400      2,692,671
    Julius Baer Holdings AG Cl-B.....         543      1,547,347
    UBS AG...........................      15,210      4,539,744
    Zurich Allied AG.................      10,500      5,970,706
                                                    ------------
                                                      22,579,863
                                                    ------------
THAILAND -- 0.5%
    Siam Commercial Bank 144A*.......   1,860,000      2,648,216
                                                    ------------
UNITED KINGDOM -- 14.7%
    Airtours PLC.....................     182,500      1,455,627
    Allied Irish Banks PLC...........     160,500      2,109,978
    Barclays PLC.....................     242,000      7,041,803
    British Sky Broadcasting Group
      PLC............................     517,500      4,800,579
    British Telecommunications PLC...     293,332      4,915,068
    Compass Group PLC................     375,900      3,727,003
    Diageo PLC.......................         227          2,371
    Dixons Group PLC.................     192,900      3,603,192
    General Electric Co. PLC.........     595,000      6,068,175
    Granada Group PLC................     174,907      3,245,043
    Hays PLC.........................     614,500      6,475,303
    Invensys PLC.....................     537,200      2,542,470
    Logica PLC.......................     194,200      2,035,672
    Misys PLC........................     426,200      3,647,960
    Orange PLC*......................     372,802      5,465,099
    Provident Financial PLC*.........     181,100      2,516,388
    Railtrack Group PLC..............     175,200      3,581,879
    Shell Transport & Trading Co.
      PLC............................     330,200      2,476,240
    Stagecoach Holdings PLC..........     305,100      1,092,906
    Vodafone AirTouch PLC............     275,800      5,434,269
    WPP Group PLC....................     516,638      4,369,109
                                                    ------------
                                                      76,606,134
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $440,253,087)................                471,722,178
                                                    ------------
                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                         (000)
                                       ----------
FOREIGN BONDS -- 0.1%
UNITED KINGDOM
    Cosco Treasury Co. Ltd. 1.00%,
      03/13/03
    (Cost $421,299)..................         482        459,587
                                                    ------------

AST AIM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                       ----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
    Federal Home Loan Mortgage Corp.
      4.60%, 07/01/99
    (Cost $21,455,000)...............  $   21,455   $ 21,455,000
                                                    ------------
TOTAL INVESTMENTS -- 94.4%
  (Cost $462,129,386)................                493,636,765
OTHER ASSETS LESS
  LIABILITIES -- 5.6%................                 29,030,345
                                                    ------------
NET ASSETS -- 100.0%.................               $522,667,110
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                          IN                      UNREALIZED
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS     APPRECIATION
  MONTH      TYPE        TO DELIVER      FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
07/99        Sell   CHF    64,350    $   41,530   $   41,394        $ 136
07/99        Sell   GBP   782,520     1,232,626    1,233,481         (855)
                                     -----------  ----------       ------
                                     $1,274,156   $1,274,875       $(719)
                                     ===========  ==========       ======

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 1999. Percentages are based on net assets.

INDUSTRY
--------
Advertising........................................     1.7%
Aerospace..........................................     1.8%
Airlines...........................................     0.3%
Automobile Manufacturers...........................     3.2%
Beverages..........................................     2.6%
Broadcasting.......................................     2.2%
Business Services..................................     2.6%
Chemicals..........................................     0.3%
Computer Services & Software.......................     2.3%
Conglomerates......................................     2.7%
Construction.......................................     0.7%
Consumer Products & Services.......................     4.2%
Containers & Packaging.............................     0.9%
Electronic Components & Equipment..................     4.9%
Entertainment & Leisure............................     1.3%
Financial -- Bank & Trust..........................     6.7%
Financial Services.................................     3.9%
Food...............................................     3.8%
Industrial Products................................     3.0%
Insurance..........................................     4.4%
Machinery & Equipment..............................     0.9%
Metals & Mining....................................     0.7%
Office Equipment...................................     0.9%
Oil & Gas..........................................     2.0%
Paper & Forest Products............................     1.0%
Pharmaceuticals....................................     0.4%
Printing & Publishing..............................     2.8%
Real Estate........................................     0.5%
Retail & Merchandising.............................     1.3%
Telecommunications.................................    24.3%
Transportation.....................................     0.7%
Utilities..........................................     1.2%
                                                       ----
TOTAL..............................................    90.2%
                                                       ====

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non income producing security.

144A-- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.5% of net assets.

See Notes to Financial Statements.

AST LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 91.7%
AEROSPACE -- 0.6%
    AlliedSignal, Inc..............     140,000   $    8,820,000
                                                  --------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co..................     270,000       15,238,125
                                                  --------------
BROADCASTING -- 1.5%
    CBS Corp.*.....................     500,000       21,718,750
                                                  --------------
CHEMICALS -- 1.1%
    Rohm & Haas Co.................     350,000       15,006,250
                                                  --------------
COMPUTER HARDWARE -- 2.8%
    International Business Machines
      Corp.........................     320,000       41,360,000
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 6.0%
    Cadence Design Systems,
      Inc.*........................   1,000,000       12,750,000
    First Data Corp................     640,000       31,320,000
    Oracle Corp.*..................     200,000        7,425,000
    Sun Microsystems, Inc.*........     480,000       33,060,000
    Unisys Corp.*..................     151,697        5,906,702
                                                  --------------
                                                      90,461,702
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.2%
    Emerson Electric Co............     320,000       20,120,000
    Honeywell, Inc.................     210,000       24,333,750
    Rockwell International Corp....     125,000        7,593,750
    Texas Instruments, Inc.........     280,000       40,600,000
                                                  --------------
                                                      92,647,500
                                                  --------------
ENVIRONMENTAL SERVICES -- 2.3%
    Waste Management, Inc..........     650,000       34,937,500
                                                  --------------
FINANCIAL-BANK & TRUST -- 8.0%
    Bank One Corp..................     510,000       30,376,875
    BankAmerica Corp...............     200,000       14,662,500
    Chase Manhattan Corp...........     340,000       29,452,500
    Fleet Financial Group, Inc.....     510,000       22,631,250
    Wells Fargo & Co...............     520,000       22,230,000
                                                  --------------
                                                     119,353,125
                                                  --------------
FINANCIAL SERVICES -- 1.2%
    Morgan Stanley, Dean Witter &
      Co...........................     180,000       18,450,000
                                                  --------------
FOOD -- 3.5%
    Heinz, (H.J.) Co...............     600,000       30,075,000
    Ralston Purina Group...........     750,000       22,828,125
                                                  --------------
                                                      52,903,125
                                                  --------------
HEALTHCARE SERVICES -- 0.7%
    Columbia HCA Healthcare
      Corp.........................     440,000       10,037,500
                                                  --------------
INSURANCE -- 9.4%
    Ace Ltd........................     600,000       16,950,000
    Aetna, Inc.....................     200,000       17,887,500
    Allstate Corp..................     400,000       14,350,000
    American General Corp..........     480,000       36,180,000
    Aon Corp.......................     440,000       18,150,000
    CIGNA Corp.....................     220,000       19,580,000
    St. Paul Companies, Inc........     560,000       17,815,000
                                                  --------------
                                                     140,912,500
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
MACHINERY & EQUIPMENT -- 1.5%
    Deere & Co.....................     580,000   $   22,982,500
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Baxter International, Inc......     320,000       19,400,000
                                                  --------------
METALS & MINING -- 1.7%
    Alcoa, Inc.....................     400,000       24,750,000
                                                  --------------
OFFICE EQUIPMENT -- 1.7%
    Xerox Corp.....................     420,000       24,806,250
                                                  --------------
OIL & GAS -- 11.8%
    Atlantic Richfield Co..........     180,000       15,041,250
    BP Amoco PLC [ADR].............     210,000       22,785,000
    Coastal Corp...................     720,000       28,800,000
    Mobil Corp.....................     440,000       43,560,000
    Schlumberger Ltd...............     200,000       12,737,500
    Texaco, Inc....................     310,000       19,375,000
    Total SA [ADR].................     540,000       34,796,250
                                                  --------------
                                                     177,095,000
                                                  --------------
PAPER & FOREST PRODUCTS -- 2.3%
    International Paper Co.........     680,000       34,340,000
                                                  --------------
PHARMACEUTICALS -- 4.3%
    American Home Products Corp....     650,000       37,375,000
    Pharmacia & Upjohn, Inc........     470,000       26,701,875
                                                  --------------
                                                      64,076,875
                                                  --------------
PRINTING & PUBLISHING -- 2.5%
    Dow Jones & Co., Inc...........     400,000       21,225,000
    Gannett Co., Inc...............     220,000       15,702,500
                                                  --------------
                                                      36,927,500
                                                  --------------
RETAIL & MERCHANDISING -- 1.8%
    Federated Department Stores,
      Inc.*........................     510,000       26,998,125
                                                  --------------
TELECOMMUNICATIONS -- 13.7%
    Alltel Corp....................     430,000       30,745,000
    AT&T Corp......................     940,000       52,463,750
    Bell Atlantic Corp.............     510,000       33,341,250
    MCI WorldCom, Inc.*............     280,000       24,150,000
    QUALCOMM, Inc.*................     260,000       37,310,000
    SBC Communications, Inc........     470,000       27,260,000
                                                  --------------
                                                     205,270,000
                                                  --------------
UTILITIES -- 4.9%
    Carolina Power & Light Co......     540,000       23,118,750
    Duke Energy Corp...............     510,000       27,731,250
    FirstEnergy Corp.*.............     720,000       22,320,000
                                                  --------------
                                                      73,170,000
                                                  --------------
TOTAL COMMON STOCK
  (Cost $1,098,627,729)............                1,371,662,327
                                                  --------------

AST LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
PREFERRED STOCK -- 4.5%
COMPUTER SERVICES & SOFTWARE -- 0.8%
    Unisys Corp. Cl-A $3.75
      [CVT]........................     199,194   $   12,972,509
                                                  --------------
CONTAINERS & PACKAGING -- 1.0%
    Owens-Illinois, Inc. 4.75%
      [CVT]........................     330,000       14,437,500
                                                  --------------
INSURANCE -- 1.0%
    Aetna, Inc. Cl-C 6.25%.........     200,000       14,850,000
                                                  --------------
TELECOMMUNICATIONS -- 0.5%
    Comcast Corp. $3.35 [CVT]......      90,000        7,911,810
                                                  --------------
UTILITIES -- 1.2%
    Houston Industries, Inc.
      7.00%........................     150,000       17,887,500
                                                  --------------
TOTAL PREFERRED STOCK
  (Cost $59,713,544)...............                   68,059,319
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
SHORT-TERM INVESTMENTS -- 4.2%
    Temporary Investment Cash
      Fund.........................  31,665,752   $   31,665,752
    Temporary Investment Fund......  31,665,752       31,665,752
                                                  --------------
    (Cost $63,331,504).............                   63,331,504
                                                  --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $1,221,672,777)............                1,503,053,150
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%).................                   (5,447,230)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,497,605,920
                                                  ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 78.4%
BEVERAGES -- 0.9%
    Coca-Cola Co. .................     615,650   $   38,478,125
                                                  --------------
COMPUTER HARDWARE -- 4.4%
    Dell Computer Corp.*...........   3,957,815      146,439,155
    EMC Corp.*.....................     812,570       44,691,350
                                                  --------------
                                                     191,130,505
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 25.4%
    America Online, Inc.*..........   3,884,710      429,260,455
    Cisco Systems, Inc.*...........   3,604,540      232,492,830
    Intuit, Inc.*..................     422,006       38,033,291
    Microsoft Corp.*...............   3,155,800      284,613,712
    VERITAS Software Corp.*........     810,820       76,977,224
    Yahoo!, Inc.*..................     268,830       46,305,967
                                                  --------------
                                                   1,107,683,479
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 8.6%
    General Electric Co. ..........   1,251,950      141,470,350
    Texas Instruments, Inc.........   1,600,595      232,086,275
                                                  --------------
                                                     373,556,625
                                                  --------------
ENTERTAINMENT & LEISURE -- 4.8%
    Time Warner, Inc...............   2,823,480      207,525,780
                                                  --------------
FINANCIAL SERVICES -- 5.3%
    Fannie Mae.....................     971,065       66,396,569
    Schwab, (Charles) Corp.........   1,512,940      166,234,282
                                                  --------------
                                                     232,630,851
                                                  --------------
FOOD -- 2.3%
    Kroger Co.*....................   1,472,260       41,131,264
    Safeway, Inc.*.................   1,226,190       60,696,405
                                                  --------------
                                                     101,827,669
                                                  --------------
INSURANCE -- 3.5%
    American International Group,
      Inc. ........................   1,296,440      151,764,507
                                                  --------------
OFFICE EQUIPMENT -- 1.0%
    Staples, Inc.*.................   1,444,005       44,673,905
                                                  --------------
PHARMACEUTICALS -- 4.5%
    Lilly, (Eli) & Co. ............     715,325       51,235,153
    Pfizer, Inc. ..................     926,730      101,708,617
    Warner-Lambert Co. ............     654,900       45,433,687
                                                  --------------
                                                     198,377,457
                                                  --------------
RETAIL & MERCHANDISING -- 6.0%
    Amazon.com, Inc.*..............     375,115       46,936,264
    Costco Companies, Inc.*........   1,590,535      127,342,208
    Home Depot, Inc. ..............   1,386,525       89,344,205
                                                  --------------
                                                     263,622,677
                                                  --------------
TELECOMMUNICATIONS -- 11.7%
    Global TeleSystems Group,
      Inc.*........................     442,635       35,853,435
    Level 3 Communications,
      Inc.*........................     606,940       36,454,334

                                       SHARES         VALUE
                                       ------         -----
    MCI WorldCom, Inc.*............   1,611,985   $  139,033,706
    Metromedia Fiber Network, Inc.
      Cl-A*........................     878,820       31,582,594
    Nokia Corp. Cl-A [ADR].........   2,520,360      230,770,463
    Qwest Communications
      International, Inc.*.........   1,097,200       36,276,175
                                                  --------------
                                                     509,970,707
                                                  --------------
TOTAL COMMON STOCK
  (Cost $1,799,311,176)............                3,421,242,287
                                                  --------------
                                        PAR
                                       (000)
                                     ----------
CORPORATE OBLIGATIONS -- 2.9%
ENTERTAINMENT & LEISURE -- 1.1%
    Venetian Casino Resort LLC
      12.25%, 11/15/04.............  $   49,725       49,289,906
                                                  --------------
RETAIL & MERCHANDISING -- 1.2%
    Amazon.com, Inc. 144A 4.75%,
      02/01/09.....................      51,851       51,526,931
                                                  --------------
TELECOMMUNICATIONS -- 0.6%
    Lenfest Communications, Inc.
      7.625%, 02/15/08.............      11,295       11,690,325
      8.25%, 02/15/08..............      12,480       13,166,400
                                                  --------------
                                                      24,856,725
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $126,038,602)..............                  125,673,562
                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.2%
    Federal Home Loan Mortgage
      Corp. 5.03%, 09/08/99........      50,000       49,510,972
                                                  --------------
    Federal Mortgage Corp.
      4.93%, 09/23/99..............      25,000       24,705,423
      4.94%, 10/18/99..............      50,000       49,229,445
      5.00%, 11/19/99..............      50,000       49,001,250
      5.00%, 12/14/99..............      75,000       73,225,973
      5.10%, 05/25/00..............      50,000       47,596,605
                                                  --------------
                                                     243,758,696
                                                  --------------
    Federal National Mortgage
      Assoc. 4.64%, 09/17/99.......      50,000       49,452,935
      4.68%, 07/13/99..............      50,000       49,921,833
      4.70%, 07/02/99..............      50,000       49,993,737
      4.73%, 08/16/99..............      50,000       49,686,955
      4.80%, 11/29/99..............     150,000      146,791,245
      4.89%, 10/08/99..............      25,000       24,650,068
                                                  --------------
                                                     370,496,773
                                                  --------------
    (Cost $664,198,187)............                  663,766,441
                                                  --------------

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
COMMERCIAL PAPER -- 3.4%
    Associates First Capital Corp.
      5.25%, 07/01/99..............  $   73,900   $   73,900,000
    IBM Credit Corp. 5.00%,
      09/16/99.....................      50,000       49,446,025
    UBS Financial Corp. 5.50%,
      07/01/99.....................      25,000       25,000,000
                                                  --------------
    (Cost $148,365,278)............                  148,346,025
                                                  --------------
                                       SHARES
                                     ----------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................      44,466           44,466
    Temporary Investment Fund......      44,466           44,466
                                                  --------------
    (Cost $88,932).................                       88,932
                                                  --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $2,738,002,175)............                4,359,117,247
OTHER ASSETS LESS
  LIABILITIES -- 0.1%..............                    2,506,024
                                                  --------------
NET ASSETS -- 100.0%...............               $4,361,623,271
                                                  ==============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE      CONTRACTS     UNREALIZED
  MONTH      TYPE        TO RECEIVE       FOR        AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
07/99        Buy    EUR  18,300,000   $20,845,197   $18,894,035    $1,951,162
08/99        Buy    EUR  16,800,000    18,590,704    17,379,010     1,211,694
                                      -----------   -----------    ----------
                                      $39,435,901   $36,273,045    $3,162,856
                                      ===========   ===========    ==========
                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE      CONTRACTS     UNREALIZED
  MONTH      TYPE        TO DELIVER       FOR        AT VALUE     APPRECIATION
------------------------------------------------------------------------------
07/99        Sell   EUR  18,300,000   $21,400,590   $18,894,035    $2,506,555
08/99        Sell   EUR  16,800,000    19,831,670    17,379,010     2,452,660
                                      -----------   -----------    ----------
                                      $41,232,260   $36,273,045    $4,959,215
                                      ===========   ===========    ==========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 1.2% of net assets.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
CORPORATE OBLIGATIONS -- 27.6%
BEVERAGES -- 2.6%
    PepsiCo, Inc. [FRN]++
      4.838%, 08/19/99................  $35,000  $   34,994,698
                                                 --------------
FINANCIAL-BANK & TRUST -- 17.2%
    American Express Centurion [FRN]++
      4.904%, 07/13/99................   30,000      30,000,000
      4.95%, 07/26/99.................   25,000      25,000,000
    First Union National Bank [FRN]++
      5.018%, 07/26/99................   25,000      25,000,000
    Key Bank N.A.
      4.835%, 07/01/99 [FRN]++........   40,000      39,998,284
      5.018%, 07/15/99 [VR]++.........   25,000      25,000,000
    NationsBank Corp. Cl-F [FRN]++
      5.088%, 08/19/99................    4,000       4,000,911
    US Bank N.A. Minnesota [VR]++
      4.95%, 07/21/99.................   40,000      40,000,000
    Wells Fargo & Co. Cl-J
      5.31%, 03/31/00.................   40,000      39,988,482
                                                 --------------
                                                    228,987,677
                                                 --------------
FINANCIAL SERVICES -- 7.8%
    CIT Group, Inc. [FRN]++
      4.95%, 07/01/99.................   38,400      38,401,133
    General Motors Acceptance Corp.
      [FRN]++
      4.89%, 07/06/99.................   31,000      30,999,738
    Xerox Credit Corp. Cl-F
      5.32%, 03/31/00.................   35,000      34,990,166
                                                 --------------
                                                    104,391,037
                                                 --------------
TOTAL CORPORATE OBLIGATIONS (Cost
  $368,373,412).......................              368,373,412
                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
    Federal Home Loan Bank
      4.85%, 07/14/99.................   49,916      49,828,578
                                                 --------------
    Student Loan Marketing Assoc.
      4.60%, 07/01/99.................   63,630      63,630,000
                                                 --------------
    (Cost $113,458,578)...............              113,458,578
                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%
    Greentree Steers Corp. [VR]++
      5.018%, 07/15/99................   12,842      12,841,094
    LINCS [VR]++
      5.038%, 07/15/99................   25,000      25,000,000
    The Money Store, Inc. [VR]++
      5.018%, 07/15/99................   10,671      10,670,427
                                                 --------------
    (Cost $48,511,521)................           $   48,511,521
                                                 --------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
CERTIFICATES OF DEPOSIT -- 23.2%
    Abbey National Treasury Services
      PLC
      5.22%, 05/11/00.................  $13,000  $   12,994,602
    Bankers Trust Co. [FRN]++
      4.98%, 07/12/99.................   15,000      14,994,266
    Bayerische Hypo Vereinsbank
      5.15%, 04/25/00.................   10,000       9,995,270
    Bayerische Landesbank NY
      5.115%, 03/21/00................   14,000      13,985,480
    Canadian Imperial Bank
      5.01%, 02/07/00.................   25,000      24,995,621
    Comerica Bank [FRN]++
      4.90%, 07/01/99.................   40,000      39,989,076
    Commerzbank AG NY [FRN]++
      4.90%, 07/01/99.................   30,000      29,992,292
      4.873%, 07/08/99................   20,000      19,990,109
    Deutsche Bank NY
      4.95%, 11/09/99.................   30,000      29,995,844
      5.00%, 01/06/00.................   25,000      24,996,253
    Fleet National Bank
      5.03%, 07/22/99.................   12,500      12,501,424
    Toronto Dominion Bank
      5.65%, 07/26/99.................   25,000      24,999,016
      5.00%, 02/04/00.................    8,000       7,998,617
    Wachovia Bank
      5.02%, 11/22/99.................   43,000      43,000,000
                                                 --------------
    (Cost $310,427,870)...............              310,427,870
                                                 --------------
COMMERCIAL PAPER -- 36.9%
FINANCIAL-BANK & TRUST -- 5.0%
    Cregem North America, Inc.
      4.81%, 07/02/99.................   20,000      19,997,328
    SunTrust Banks, Inc.
      4.98%, 07/14/99.................   47,000      46,915,478
                                                 --------------
                                                     66,912,806
                                                 --------------
FINANCIAL SERVICES -- 17.9%
    Associates Corp. of North America
      5.78%, 07/01/99.................   68,000      68,000,000
    Ford Motor Credit Corp.
      5.07%, 07/08/99.................   30,000      29,970,425
    Halifax PLC
      4.73%, 07/12/99.................    5,000       4,992,774
    Morgan Stanley, Dean Witter & Co.
      5.75%, 07/01/99.................   20,000      20,000,000
      4.95%, 07/20/99.................   45,000      44,882,437
    Salomon Smith Barney
      4.91%, 07/15/99.................   50,000      49,904,528
    UBS Finance, Inc.
      4.72%, 07/15/99.................   21,740      21,700,095
                                                 --------------
                                                    239,450,259
                                                 --------------

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
PHARMACEUTICALS -- 4.7%
    Bayer Corp.
      5.65%, 07/01/99.................  $28,356  $   28,356,000
    Pfizer, Inc.++
      4.95%, 07/19/99.................   35,155      35,067,991
                                                 --------------
                                                     63,423,991
                                                 --------------
OIL & GAS -- 6.7%
    Koch Industries
      5.52%, 07/01/99.................   65,000      65,000,000
    Mobil Corp.
      4.97%, 07/01/99.................   25,000      25,000,000
                                                 --------------
                                                     90,000,000
                                                 --------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
UTILITIES -- 2.6%
    The Southern Co.++
      5.10%, 07/23/99.................  $35,180  $   35,070,356
                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $494,857,412).................              494,857,412
                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,335,628,793)...............            1,335,628,793
OTHER ASSETS LESS
  LIABILITIES -- 0.2%.................                2,657,124
                                                 --------------
NET ASSETS -- 100.0%..................           $1,338,285,917
                                                 ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 5.2% of net assets.

++ Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 99.3%
AEROSPACE -- 5.1%
    General Motors Corp. Cl-H.........    250,000   $ 14,062,500
    Gulfstream Aerospace Corp.*.......    324,500     21,924,031
    Raytheon Co. Cl-A.................     76,000      5,234,500
                                                    ------------
                                                      41,221,031
                                                    ------------
AIRLINES -- 1.0%
    Continental Airlines, Inc.
      Cl-B*...........................    220,000      8,277,500
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Navistar International Corp.*.....    138,000      6,900,000
                                                    ------------
AUTOMOTIVE PARTS -- 3.4%
    AutoZone, Inc.*...................    390,000     11,748,750
    Lear Corp.*.......................    320,000     15,920,000
                                                    ------------
                                                      27,668,750
                                                    ------------
BROADCASTING -- 4.0%
    AT&T Corp. Liberty Media Group
      Cl-A*...........................    348,000     12,789,000
    News Corp. Ltd. [ADR].............    470,000     14,834,375
    Scripps, (E.W.) Co. Cl-A..........    100,000      4,756,250
                                                    ------------
                                                      32,379,625
                                                    ------------
CAPITAL GOODS -- 2.1%
    SPX Corp.*........................    200,000     16,700,000
                                                    ------------
CHEMICALS -- 6.6%
    Engelhard Corp....................    525,000     11,878,125
    Grace, (W.R.) & Co.*..............    550,000     10,106,250
    Hercules, Inc.....................    200,000      7,862,500
    Lyondell Chemical Co..............    615,000     12,684,375
    Praxair, Inc. ....................    212,400     10,394,325
                                                    ------------
                                                      52,925,575
                                                    ------------
COMPUTER HARDWARE -- 1.9%
    Quantum Corp.*....................    350,000      8,443,750
    Storage Technology Corp.*.........    300,000      6,825,000
                                                    ------------
                                                      15,268,750
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 4.0%
    Cadence Design Systems, Inc.*.....    730,000      9,307,500
    Computer Associates
      International, Inc. ............    270,000     14,850,000
    Parametric Technology Corp.*......    590,000      8,186,250
                                                    ------------
                                                      32,343,750
                                                    ------------
CONTAINERS & PACKAGING -- 1.0%
    Owens-Illinois, Inc.*.............    258,500      8,449,719
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.5%
    Teradyne, Inc.*...................    138,000      9,901,500
    UCAR International, Inc.*.........     79,700      2,012,425
                                                    ------------
                                                      11,913,925
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.0%
    Mirage Resorts, Inc.*.............    470,200      7,875,850
                                                    ------------
ENVIRONMENTAL SERVICES -- 3.1%
    Allied Waste Industries, Inc.*....  1,283,300     25,345,175
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL-BANK & TRUST -- 8.0%
    Bank One Corp. ...................    210,000   $ 12,508,125
    BankBoston Corp. .................    333,000     17,024,625
    Chase Manhattan Corp. ............    135,700     11,755,012
    Countrywide Credit Industries,
      Inc. ...........................    375,300     16,044,075
    Valley National Bancorp...........    241,000      6,928,750
                                                    ------------
                                                      64,260,587
                                                    ------------
FINANCIAL SERVICES -- 9.4%
    AMBAC Financial Group, Inc........    136,000      7,769,000
    Bear Stearns Companies, Inc. .....    315,000     14,726,250
    FINOVA Group, Inc.................    332,900     17,518,862
    Goldman Sachs Group, Inc..........     16,900      1,221,025
    SLM Holding Corp. ................    385,000     17,637,812
    The Dun & Bradstreet Corp.........    470,000     16,655,625
                                                    ------------
                                                      75,528,574
                                                    ------------
FOOD -- 2.2%
    ConAgra, Inc......................    275,000      7,321,875
    Food Lion, Inc. Cl-A..............    534,000      6,341,250
    Food Lion, Inc. Cl-B..............    385,000      4,451,562
                                                    ------------
                                                      18,114,687
                                                    ------------
HEALTHCARE SERVICES -- 3.3%
    PacifiCare Health Systems,
      Inc.*...........................    182,400     13,121,400
    Tenet Healthcare Corp.*...........    473,000      8,780,062
    Wellpoint Health Networks,
      Inc.*...........................     50,800      4,311,650
                                                    ------------
                                                      26,213,112
                                                    ------------
INSURANCE -- 4.8%
    Ace, Ltd. ........................    540,000     15,255,000
    CIGNA Corp. ......................    170,000     15,130,000
    Cincinnati Financial Corp. .......    225,000      8,451,562
                                                    ------------
                                                      38,836,562
                                                    ------------
MACHINERY & EQUIPMENT -- 2.1%
    Grainger, (W.W.), Inc.............    142,300      7,657,519
    McDermott International, Inc......    328,100      9,268,825
                                                    ------------
                                                      16,926,344
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.8%
    Baxter International, Inc. .......    140,000      8,487,500
    Becton Dickinson & Co.............    385,000     11,550,000
    Centocor, Inc.*...................    220,000     10,257,500
                                                    ------------
                                                      30,295,000
                                                    ------------
METALS & MINING -- 0.6%
    AK Steel Holding Corp.............    224,500      5,051,250
                                                    ------------
OFFICE EQUIPMENT -- 0.8%
    Xerox Corp. ......................    115,000      6,792,188
                                                    ------------
OIL & GAS -- 5.1%
    Apache Corp.......................    258,600     10,085,400
    Coastal Corp......................    255,000     10,200,000
    Tosco Corp. ......................    405,000     10,504,688
    USX-Marathon Group, Inc...........    310,000     10,094,375
                                                    ------------
                                                      40,884,463
                                                    ------------
PAPER & FOREST PRODUCTS -- 2.0%
    Fort James Corp...................    430,000     16,286,250
                                                    ------------

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PHARMACEUTICALS -- 1.5%
    ALZA Corp.*.......................    232,100   $ 11,808,088
                                                    ------------
PRINTING & PUBLISHING -- 0.9%
    Belo, (A.H.) Corp. Cl-A...........    370,000      7,284,375
                                                    ------------
RAILROADS -- 1.9%
    Burlington Northern Santa Fe
      Corp............................    383,000     11,873,000
    Canadian National Railway Co......     47,300      3,169,100
                                                    ------------
                                                      15,042,100
                                                    ------------
REAL ESTATE -- 1.6%
    Indymac Mortgage Holdings, Inc.
      [REIT]..........................    785,000     12,560,000
                                                    ------------
RETAIL & MERCHANDISING -- 3.9%
    Harcourt General, Inc. ...........    235,000     12,117,188
    Rite Aid Corp.....................    790,000     19,453,750
                                                    ------------
                                                      31,570,938
                                                    ------------
TELECOMMUNICATIONS -- 7.8%
    American Tower Corp. Cl-A.........    490,000     11,760,000
    Loral Space & Communications
      Corp.*..........................    440,000      7,920,000
    MCI WorldCom, Inc.*...............    135,900     11,721,375
    Nortel Networks Corp..............    140,200     12,171,113
    Shaw Communications, Inc. Cl-B....    128,600      5,111,850
    Williams Companies, Inc...........    332,700     14,160,544
                                                    ------------
                                                      62,844,882
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
UTILITIES -- 4.1%
    Niagara Mohawk Holdings, Inc.*....    540,000   $  8,673,750
    Texas Utilities Co................    203,000      8,373,750
    UGI Corp. ........................    326,300      6,587,181
    Unicom Corp.......................    240,000      9,255,000
                                                    ------------
                                                      32,889,681
                                                    ------------
TOTAL COMMON STOCK
  (Cost $768,349,434).................               800,458,731
                                                    ------------
SHORT-TERM INVESTMENTS -- 0.7%
    Temporary Investment Cash Fund....  2,648,726      2,648,726
    Temporary Investment Fund.........  2,648,726      2,648,726
                                                    ------------
    (Cost $5,297,452).................                 5,297,452
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $773,646,886).................               805,756,183
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%......................                   (90,897)
                                                    ------------
NET ASSETS -- 100.0%..................              $805,665,286
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 37.4%
ADVERTISING -- 0.5%
    Omnicom Group, Inc. ...............    7,400   $    592,000
    Young & Rubicam, Inc. .............   33,000      1,499,437
                                                   ------------
                                                      2,091,437
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.3%
    Ford Motor Co. ....................   24,700      1,394,006
                                                   ------------
BROADCASTING -- 1.0%
    AT&T Corp. Liberty Media
      Group Cl-A*......................   10,608        389,844
    CBS Corp.*.........................   59,000      2,562,812
    Diva Systems Corp. Warrants*.......      210          2,520
    Hispanic Broadcasting Corp.*.......   15,000      1,138,125
                                                   ------------
                                                      4,093,301
                                                   ------------
CHEMICALS -- 0.3%
    Monsanto Co. Units.................   22,000        882,750
    Waters Corp.*......................    8,600        456,875
                                                   ------------
                                                      1,339,625
                                                   ------------
COMPUTER HARDWARE -- 1.8%
    Dell Computer Corp.*...............   20,500        758,500
    EMC Corp.*.........................   47,000      2,585,000
    International Business Machines
      Corp. ...........................   33,828      4,372,269
                                                   ------------
                                                      7,715,769
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
    America Online, Inc.*..............   49,000      5,414,500
    Cisco Systems, Inc.*...............   56,000      3,612,000
    Comverse Technology, Inc.*.........   12,150        917,325
    InfoSpace.com, Inc.*...............   15,500        728,500
    Knology Holdings, Inc. Warrants
      144A*............................       45            112
    Microsoft Corp.*...................   32,000      2,886,000
    Sun Microsystems, Inc.*............   15,000      1,033,125
    USWeb Corp.*.......................   50,000      1,109,375
    VERITAS Software Corp.*............    7,050        669,309
                                                   ------------
                                                     16,370,246
                                                   ------------
CONGLOMERATES -- 0.7%
    Philip Morris Companies, Inc. .....   48,967      1,967,861
    Tyco International Ltd. ...........   10,000        947,500
                                                   ------------
                                                      2,915,361
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.5%
    Avon Products, Inc. ...............    8,000        444,000
    Hedstrom Holdings, Inc. 144A*......      303            264
    Mohawk Industries, Inc.*...........    3,400        103,275
    Procter & Gamble Co. ..............   17,505      1,562,321
                                                   ------------
                                                      2,109,860
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Applied Materials, Inc.*...........   10,000        738,750
    Cellnet Data Systems Warrants*.....       95            831
    General Electric Co. ..............   20,200      2,282,600
                                                   ------------
                                                      3,022,181
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
ENTERTAINMENT & LEISURE -- 0.2%
    Carnival Corp. ....................   10,000   $    485,000
    Club Regina Resorts, Inc.
      Warrants*........................       20             20
    Royal Caribbean Cruises Ltd. ......    4,500        196,875
                                                   ------------
                                                        681,895
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Allied Waste Industries, Inc.*.....   22,000        434,500
    Republic Services, Inc. Cl-A*......   23,700        586,575
    Waste Management, Inc. ............   11,160        599,850
                                                   ------------
                                                      1,620,925
                                                   ------------
EQUIPMENT SERVICES -- 0.6%
    Hertz Corp. Cl-A...................   24,000      1,488,000
    Quanta Services, Inc.*.............   28,000      1,232,000
                                                   ------------
                                                      2,720,000
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.1%
    Bank United Corp. Cl-A.............   27,000      1,085,062
    BankAmerica Corp. .................   64,318      4,715,313
    Chase Manhattan Corp. .............   32,890      2,849,096
    Zions Bancorp. ....................    9,100        577,850
                                                   ------------
                                                      9,227,321
                                                   ------------
FINANCIAL SERVICES -- 3.2%
    American Express Co. ..............    9,785      1,273,273
    Citigroup, Inc. ...................   96,727      4,594,532
    Esat Holdings Ltd. Warrants*.......       35          2,817
    Fannie Mae.........................   29,000      1,982,875
    FINOVA Group, Inc. ................   12,200        642,025
    Freddie Mac........................   15,000        870,000
    Merrill Lynch & Co., Inc. .........   25,800      2,062,387
    Morgan Stanley, Dean Witter &
      Co. .............................   21,000      2,152,500
                                                   ------------
                                                     13,580,409
                                                   ------------
FOOD -- 0.6%
    Albertson's, Inc. .................   23,470      1,210,172
    Ralston Purina Group...............   45,000      1,369,687
                                                   ------------
                                                      2,579,859
                                                   ------------
HOTELS & MOTELS -- 0.0%
    Epic Resorts Warrants 144A*........       10              0
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]...........    6,901        210,912
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Orbital Imaging Corp. Warrants
      144A*............................       20            600
                                                   ------------
INSURANCE -- 1.9%
    American International Group,
      Inc. ............................   22,000      2,575,375
    AXA [ADR]..........................   20,000      1,246,250
    CIGNA Corp. .......................   30,146      2,682,994
    The Equitable Companies, Inc. .....   22,000      1,474,000
                                                   ------------
                                                      7,978,619
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Abbott Laboratories................    8,000        364,000
    Baxter International, Inc. ........   29,211      1,770,917
    Becton Dickinson & Co. ............   18,000        540,000
    Guidant Corp. .....................   38,000      1,954,625

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    MEDIQ, Inc. Warrants*..............       10   $          0
    Medtronic, Inc. ...................   18,700      1,456,262
    VISX, Inc.*........................   32,500      2,573,594
                                                   ------------
                                                      8,659,398
                                                   ------------
OFFICE EQUIPMENT -- 0.5%
    Xerox Corp. .......................   38,722      2,287,018
                                                   ------------
OIL & GAS -- 1.6%
    Conoco, Inc. Cl-A..................   56,145      1,565,042
    Exxon Corp. .......................   38,631      2,979,416
    Mobil Corp. .......................   21,766      2,154,834
    TCR Holding Corp. Cl-B.............    2,898            174
                                                   ------------
                                                      6,699,466
                                                   ------------
PERSONAL SERVICES -- 0.3%
    Apollo Group, Inc. Cl-A*...........   49,000      1,301,562
                                                   ------------
PHARMACEUTICALS -- 3.6%
    American Home Products Corp. ......   40,000      2,300,000
    Biogen, Inc.*......................   10,000        643,125
    Bristol-Meyers Squibb Co. .........   38,984      2,745,935
    Cardinal Health, Inc. .............   10,000        641,250
    Lilly, (Eli) & Co. ................   12,000        859,500
    Merck & Co., Inc. .................   40,945      3,029,930
    Pfizer, Inc. ......................   20,500      2,249,875
    Pharmacia & Upjohn, Inc. ..........   20,000      1,136,250
    Warner-Lambert Co. ................   21,000      1,456,875
    Watson Pharmaceuticals, Inc.*......   16,300        571,519
                                                   ------------
                                                     15,634,259
                                                   ------------
REAL ESTATE -- 0.0%
    Equity Office Property Warrants*...      530            530
                                                   ------------
RESTAURANTS -- 0.1%
    AmeriKing, Inc.*...................       25          1,000
    Tricon Global Restaurants, Inc.*...    4,000        216,500
                                                   ------------
                                                        217,500
                                                   ------------
RETAIL & MERCHANDISING -- 1.2%
    Dayton-Hudson Corp. ...............   32,000      2,080,000
    Home Depot, Inc. ..................   28,000      1,804,250
    Linens 'n Things, Inc.*............   25,000      1,093,750
                                                   ------------
                                                      4,978,000
                                                   ------------
SEMICONDUCTORS -- 1.2%
    Intel Corp. .......................   41,000      2,439,500
    Motorola, Inc. ....................   24,460      2,317,585
    Xilinx, Inc.*......................    7,700        440,825
                                                   ------------
                                                      5,197,910
                                                   ------------
TELECOMMUNICATIONS -- 7.3%
    ADC Telecommunications, Inc.*......   22,000      1,002,375
    ANTEC Corp.*.......................   37,000      1,186,312
    AT&T Canada, Inc.*.................   10,000        640,625
    AT&T Corp. ........................   36,000      2,009,250
    Bell Atlantic Corp. ...............   33,725      2,204,772
    Bestel Warrants*...................       20             40

                                         SHARES       VALUE
                                         ------       -----
    Birch Telecommunications
      Warrants*........................       10   $         50
    Global TeleSystems Group, Inc.*....    4,900        396,900
    Globalstar Telecommunications
      Warrants 144A*...................       45          2,475
    Intercel, Inc. Warrants*...........      640          8,160
    KMC Telecom Holdings, Inc.
      Warrants*........................       35             87
    Korea Telecom Corp. [ADR]*.........   23,459        938,360
    Long Distance International
      Warrants*........................       10             25
    Lucent Technologies, Inc. .........   62,850      4,238,447
    McCaw International Ltd.
      Warrants*........................       10             25
    MCI WorldCom, Inc.*................   30,600      2,639,250
    McLeodUSA, Inc. Cl-A*..............    8,800        484,000
    NEXTLINK Communications, Inc. Cl-
      A*...............................   18,500      1,375,937
    Onepoint Communications
      Warrants*........................       10             10
    Pathnet, Inc. Warrants 144A*.......       30            304
    Qwest Communications International,
      Inc.*............................   85,000      2,810,312
    Rhythms Netconnections Warrants
      144A*............................      160         26,675
    SBC Communications, Inc. ..........   53,418      3,098,244
    Startec Global Communications
      Corp. ...........................       20             20
    Superior TeleCom, Inc. ............   30,000        750,000
    Telefonos de Mexico SA Cl-L [ADR]..    3,171        256,256
    Telehub Communications Warrants*...       10             40
    Tellabs, Inc.*.....................   30,000      2,026,875
    Time Warner Telecom, Inc. Cl-A*....   15,600        452,400
    UIH Australia Warrants*............       50             56
    Univision Communications, Inc.*....   35,000      2,310,000
    Williams Companies, Inc. ..........   38,430      1,635,677
    WinStar Communications, Inc.*......   20,000        975,000
                                                   ------------
                                                     31,468,959
                                                   ------------
TRANSPORTATION -- 0.1%
    Avis Rent A Car, Inc.*.............   22,000        640,750
                                                   ------------
UTILITIES -- 0.9%
    AES Corp...........................   33,000      1,918,125
    Azurix Corp.*......................   54,000      1,080,000
    Calpine Corp.*.....................   11,500        621,000
    Korea Electric Power Corp. [ADR]...   10,340        211,970
                                                   ------------
                                                      3,831,095
                                                   ------------
TOTAL COMMON STOCK
  (Cost $138,639,657)..................             160,568,773
                                                   ------------
PREFERRED STOCK -- 0.1%
BROADCASTING -- 0.0%
    Chancellor Media Corp. 12.00%
      [PIK]............................      100         11,025
                                                   ------------
OIL & GAS -- 0.0%
    R&B Falcon Corp. 13.875% [PIK].....       20         20,650
                                                   ------------
RESTAURANTS -- 0.0%
    AmeriKing, Inc. 13.00%.............    1,041         23,162
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
SEMICONDUCTORS -- 0.0%
    Fairchild Semiconductor Corp.
      11.74% [PIK].....................      314   $     29,873
                                                   ------------
TELECOMMUNICATIONS -- 0.1%
    Cablevision Systems Corp. Cl-M
      11.125% [PIK]....................      404         44,230
    Global Crossing Holdings Ltd.
      10.50% [PIK].....................      470         49,937
    NEXTLINK Communications, Inc.
      14.00% [PIK].....................      518         26,288
    Paxson Communications Corp. 13.25%
      [PIK]............................        3         30,474
    Winstar Communications Cl-C 14.25%
      [PIK]............................      300         24,675
                                                   ------------
                                                        175,604
                                                   ------------
UTILITIES -- 0.0%
    Public Service Co. of New Hampshire
      Cl-A 10.60%......................    1,058         27,243
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $260,407)......................                 287,557
                                                   ------------
FOREIGN STOCK -- 2.2%
ADVERTISING -- 0.1%
    WPP Group PLC -- (GBP).............   25,543        216,012
                                                   ------------
AIRLINES -- 0.0%
    Cathay Pacific Airways -- (HKD)....   80,000        122,702
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Bayerische Motoren Werke
      AG -- (DEM)*.....................       91         63,252
    DaimlerChrysler AG -- (DEM)*.......    3,608        315,079
                                                   ------------
                                                        378,331
                                                   ------------
BROADCASTING -- 0.0%
    Societe Television
      Francaise -- (FRF)...............      230         53,605
                                                   ------------
BUILDING MATERIALS -- 0.1%
    CRH PLC -- (IEP)...................   15,379        272,790
    Pohang Iron & Steel Co.
      Ltd. -- (KOR)....................      100         12,428
                                                   ------------
                                                        285,218
                                                   ------------
CHEMICALS -- 0.0%
    AKZO Nobel NV -- (NLG).............       60          2,525
                                                   ------------
CONGLOMERATES -- 0.0%
    Hutchison Whampoa Ltd. -- (HKD)....    7,000         63,381
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Anglian Water PLC -- (GBP).........    7,500         82,933
    Granada Group PLC -- (GBP).........   14,701        272,747
    Vivendi -- (FRF)...................    5,121        414,832
                                                   ------------
                                                        770,512
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Murata Manufacturing Co.
      Ltd. -- (JPY)....................    1,000         64,774
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
FINANCIAL-BANK & TRUST -- 0.3%
    Allied Irish Banks PLC -- (IEP)....    6,378   $     83,862
    Banca Popolare di Bergamo Credito
      Varesino SPA -- (ITL)............      200          4,393
    Banque Nationale de
      Paris -- (FRF)...................    3,056        254,646
    Commonwealth Bank of
      Australia -- (AUD)...............      151          2,404
    Development Bank of Singapore
      Ltd. -- (SGD)....................    6,000         73,305
    Julius Baer Holdings AG Cl-
      B -- (CHF).......................       56        159,579
    Keppel Tatlee Bank Ltd. -- (SGD)...   41,000         91,032
    Overseas Union Bank
      Ltd. -- (SGD)....................   12,100         58,280
    Svenska Handlesbanken Cl-
      A -- (SEK).......................    7,330         87,942
    UBS AG -- (CHF)....................    1,063        317,275
                                                   ------------
                                                      1,132,718
                                                   ------------
FINANCIAL SERVICES -- 0.0%
    Bank of Ireland PLC -- (IEP).......    5,221         87,763
                                                   ------------
FOOD -- 0.1%
    Diageo PLC -- (GBP)................      229          2,391
    Groupe Danone -- (FRF).............      466        120,143
    Koninklijke Ahold NV -- (NLG)......    2,127         73,263
    Tesco PLC -- (GBP).................   27,600         71,023
                                                   ------------
                                                        266,820
                                                   ------------
INSURANCE -- 0.1%
    AXA SA -- (FRF)....................    1,552        189,342
    Muenchener Rueckversicherung
      Rights -- (DEM)*.................      213         39,758
    Muenchener Rueckversicherung-
      Gesellschaft AG -- (DEM).........      113         21,291
                                                   ------------
                                                        250,391
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Mannesmann AG -- (DEM).............    3,778        564,939
                                                   ------------
OFFICE EQUIPMENT -- 0.0%
    Ricoh Co. Ltd. -- (JPY)............    2,000         27,529
                                                   ------------
OIL & GAS -- 0.1%
    Burmah Castrol PLC -- (GBP)........    5,955        113,017
    Hong Kong & China Gas Co.
      Ltd. -- (HKD)....................    3,400          4,930
    Societe Nationale Elf Aquitaine
      SA -- (FRF)......................    2,619        384,337
                                                   ------------
                                                        502,284
                                                   ------------
PHARMACEUTICALS -- 0.1%
    Pharmacia & Upjohn,
      Inc. -- (SEK)....................    3,529        195,093
    SmithKline Beecham PLC -- (GBP)....    8,174        106,234
                                                   ------------
                                                        301,327
                                                   ------------
PRINTING & PUBLISHING -- 0.0%
    Dai Nippon Printing Co.
      Ltd. -- (JPY)....................    3,000         47,961
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
REAL ESTATE -- 0.0%
    Cheung Kong Holdings Ltd. --
      (HKD)............................    7,000   $     62,253
                                                   ------------
SEMICONDUCTORS -- 0.0%
    Advantest Corp. -- (JPY)...........    1,900        208,781
                                                   ------------
TELECOMMUNICATIONS -- 0.9%
    BCE, Inc. -- (CAD).................    8,667        420,160
    British Telecommunications
      PLC -- (GBP).....................   21,004        351,943
    China Telecom Ltd. -- (HKD)*.......  106,000        294,421
    France Telecom SA -- (FRF).........    1,360        102,735
    Hellenic Telecommunication
      Organization SA -- (GRD).........    4,371         93,691
    Libertel NV -- (NLG)*..............   68,750      1,347,094
    Nippon Telegraph & Telephone
      Corp. -- (JPY)...................      430        504,477
    Nokia AB Oyj -- (FIM)..............    4,390        384,818
    NTT Mobile Communication Network,
      Inc. -- (JPY)....................       50         67,748
    Orange PLC -- (GBP)*...............   11,200        164,187
    Telefonica SA  -- (ESP)............    8,647        416,434
                                                   ------------
                                                      4,147,708
                                                   ------------
TRANSPORTATION -- 0.0%
    Peninsular & Oriental Steam
      Navigation Co. -- (GBP)..........    6,609         99,229
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $7,863,618)....................               9,656,763
                                                   ------------
                                           PAR
                                          (000)
                                          -----
CORPORATE OBLIGATIONS -- 24.1%
ADVERTISING -- 0.0%
    Outdoor Systems, Inc.
      8.875%, 06/15/07.................  $    75         78,187
                                                   ------------
AEROSPACE -- 0.2%
    Boeing Co.
      6.625%, 02/15/38.................      580        519,825
    Lockheed Martin Corp.
      7.25%, 05/15/06..................      455        456,706
                                                   ------------
                                                        976,531
                                                   ------------
AIRLINES -- 0.5%
    Calair LLC Capital Corp.
      8.125%, 04/01/08.................       90         85,612
    Continental Airlines Series 981C
      6.541%, 09/15/09.................      858        834,181
    Delta Air Lines, Inc.
      10.375%, 12/15/22................      750        946,875
                                                   ------------
                                                      1,866,668
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Chrysler Corp.
      7.45%, 02/01/49..................      200        199,250
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
AUTOMOTIVE PARTS -- 0.2%
    Delphi Auto Systems Corp.
      6.125%, 05/01/04.................  $   490   $    479,587
    Ford Motor Co.
      6.625%, 10/01/28.................      480        433,200
    Safety Components International,
      Inc. Cl-B
      10.125%, 07/15/07................       10          9,000
                                                   ------------
                                                        921,787
                                                   ------------
BEVERAGES -- 0.1%
    Pepsi Bottling Group, Inc.
      7.00%, 03/01/29..................      375        352,969
    Triarc Consumer Beverage
      10.25%, 02/15/09.................       20         19,800
                                                   ------------
                                                        372,769
                                                   ------------
BROADCASTING -- 0.3%
    Acme Television Co. Cl-B [STEP]
      10.875%, 09/30/04................       15         12,337
    Central European Media Enterprises
      Ltd.
      9.375%, 08/15/04.................       10          8,600
    News America Holdings, Inc.
      7.70%, 10/30/25..................      695        679,362
    TCI Communications, Inc.
      7.125%, 02/15/28.................      630        613,462
                                                   ------------
                                                      1,313,761
                                                   ------------
BUILDING MATERIALS -- 0.1%
    Building Materials Corp.
      8.625%, 12/15/06.................       10          9,987
      8.00%, 12/01/08..................       20         18,750
    Lowe's Companies, Inc. 144A
      6.50%, 03/15/29..................      510        457,725
                                                   ------------
                                                        486,462
                                                   ------------
BUSINESS SERVICES -- 0.0%
    Affinity Group Holding, Inc.
      11.00%, 04/01/07.................       65         65,244
    Iron Mountain, Inc.
      8.75%, 09/30/09..................       55         54,450
                                                   ------------
                                                        119,694
                                                   ------------
CHEMICALS -- 0.1%
    Nova Chemicals Corp.
      7.40%, 04/01/09..................      430        420,862
                                                   ------------
CLOTHING & APPAREL -- 0.1%
    AnnTaylor Stores Corp. [CVT] 144A
      0.55%, 06/18/19..................      700        441,875
    Fruit of the Loom, Inc. 144A
      8.875%, 04/15/06.................       40         36,800
                                                   ------------
                                                        478,675
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
COMPUTER SERVICES & SOFTWARE -- 0.1%
    Diva Systems Corp. Cl-B [STEP]
      13.462%, 03/01/08................  $    70   $     23,712
    IBM Corp.
      5.10%, 11/10/03..................      635        604,837
    L-3 Communications Corp. Cl-B
      8.00%, 08/01/08..................       10         10,012
                                                   ------------
                                                        638,561
                                                   ------------
CONGLOMERATES -- 0.3%
    Philip Morris Co., Inc.
      7.50%, 01/15/02..................      425        433,500
      7.50%, 04/01/04..................      710        730,412
                                                   ------------
                                                      1,163,912
                                                   ------------
CONSTRUCTION -- 0.0%
    American Architectural Co.
      11.75%, 12/01/07.................       10          7,600
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    Albecca, Inc.
      10.75%, 08/15/08.................       20         16,800
    Consumers International Corp.
      10.25%, 04/01/05.................       10         10,200
    Hedstrom Holdings, Inc. [STEP]
      11.613%, 06/01/09................        5          2,162
    Home Interiors & Gifts, Inc.
      10.125%, 06/01/08................       10         10,000
    Procter & Gamble Co.
      8.00%, 09/01/24..................    1,000      1,128,383
    Protection One Alarm, Inc. [STEP]
      13.625%, 06/30/05................       10         11,300
                                                   ------------
                                                      1,178,845
                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
    AEP Industries, Inc.
      9.875%, 11/15/07.................       25         25,062
    Owens-Illinois, Inc.
      7.15%, 05/15/05..................       40         38,200
      8.10%, 05/15/07..................       20         19,950
      7.35%, 05/15/08..................       10          9,513
                                                   ------------
                                                         92,725
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    CSC Holdings, Inc.
      7.875%, 02/15/18.................    3,010      2,949,800
    HCC Industries, Inc.
      10.75%, 05/15/07.................       15         14,250
    Pioneer Americas Acquistics Corp.
      9.25%, 06/15/07..................       10          8,600
                                                   ------------
                                                      2,972,650
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.3%
    Cinemark USA, Inc.
      9.625%, 08/01/08.................       15         14,925
    Circus Circus Enterprises
      6.45%, 02/01/06..................       10          9,175
    Colorado Gaming & Entertainment
      Corp.
      12.00%, 06/01/03.................      159        160,684

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    Disney, (Walt) Co.
      5.62%, 12/01/08..................  $   455   $    423,150
    Premier Parks, Inc. Cl-A
      12.00%, 08/15/03.................       40         42,400
    SFX Entertainment, Inc.
      9.125%, 02/01/08.................       10          9,750
      9.125%, 12/01/08.................       20         19,600
    Silver Cinemas International, Inc.
      10.50%, 04/15/05.................       20          8,975
    Six Flags Theme Parks Corp. Cl-A
      [STEP]
      12.25%, 06/15/05.................       90        101,025
    Time Warner Co. Entertainment
      8.875%, 10/01/12.................      425        481,844
    United Artist Theatre Cl-B
      9.75%, 04/15/08..................       20         15,000
                                                   ------------
                                                      1,286,528
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.2%
    WMX Technologies, Inc.
      7.10%, 08/01/26..................      925        942,344
                                                   ------------
EQUIPMENT SERVICES -- 0.0%
    Jackson Products, Inc. Cl-B
      9.50%, 04/15/05..................       10          9,888
                                                   ------------
FINANCIAL-BANK & TRUST -- 4.1%
    Bank One Corp.
      6.375%, 01/30/09.................    4,000      3,835,000
    BankAmerica Corp.
      7.125%, 03/01/09.................    4,000      4,030,000
    Banponce Corp.
      7.125%, 05/02/02.................      410        415,125
    Dime Capital, Inc. Cl-A
      9.33%, 05/06/27..................       10         10,263
    First Union Corp.
      7.50%, 04/15/35..................    3,000      3,142,500
    Greenpoint Capital Corp.
      9.10%, 06/01/27..................       10         10,263
    Household Finance Corp.
      6.50%, 11/15/08..................      235        224,719
    HSBC Holding PLC
      7.50%, 07/15/09..................    1,410      1,421,751
    Mercantile Bancorp
      7.30%, 06/15/07..................    3,000      3,056,250
    Merita Bank Ltd.
      6.50%, 01/15/06..................      500        482,500
    North Fork Bancorp
      8.70%, 12/15/26..................        5          5,406
    Provident Capital, Inc.
      8.60%, 12/01/26..................       20         21,125
    Providian National Bank
      6.75%, 03/15/02..................      495        492,525
    Riggs Capital Corp.
      8.625%, 12/31/26.................       15         14,400
    Sovereign Capital, Inc.
      9.00%, 04/01/27..................       15         16,088

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    St. Paul Bancorp, Inc.
      7.125%, 02/15/04.................  $   350   $    349,563
                                                   ------------
                                                     17,527,478
                                                   ------------
FINANCIAL SERVICES -- 2.7%
    AFC Capital Trust I Cl-B
      8.207%, 02/03/27.................      500        511,875
    Ahold Finance USA, Inc.
      6.875%, 05/01/29.................      515        478,306
    CIA Latino Americana 144A
      11.625%, 06/01/04................       10          5,950
    CIT Group, Inc.
      5.50%, 10/15/01..................      480        472,200
    Citigroup, Inc.
      6.20%, 03/15/09..................      505        475,963
    Colonial Capital II Co. Cl-A
      8.92%, 01/15/27..................       15         14,175
    Countrywide Home Loan Co.
      6.25%, 04/15/09..................    1,070        996,438
    Firstar Bank Milwaukee Corp.
      6.25%, 12/01/02..................      190        189,050
    Ford Motor Credit Co.
      7.00%, 09/25/01..................      600        609,000
    FRD Acquisition Cl-B
      12.50%, 07/15/04.................       10          9,200
    General Motors Acceptance Corp.
      6.15%, 04/05/07..................    2,000      1,910,000
    Heller Financial, Inc.
      6.00%, 03/19/04..................    1,040      1,014,000
    Lehman Brothers Holdings, Inc.
      6.50%, 10/01/02..................      550        541,063
    Merrill Lynch & Co., Inc. Cl-B
      6.13%, 04/07/03..................    1,850      1,829,188
    Nationwide Credit, Inc.
      10.25%, 01/15/08.................       10          7,100
    Netia Holdings Co. Cl-B
      10.25%, 11/01/07.................       10          9,925
    Ocwen Capital Corp.
      10.875%, 08/01/27................       10          7,850
    Paine Webber Group, Inc.
      6.55%, 04/15/08..................      790        745,563
    PX Escrow Corp. [STEP]
      9.625%, 02/01/06.................       10          6,263
    Salomon, Inc.
      7.30%, 05/15/02..................      465        476,053
    Tanger Properties L.P. Co.
      8.75%, 03/11/01..................       40         40,750
    The Money Store, Inc.
      8.05%, 04/15/02..................      235        243,225
    TIG Holdings, Inc.
      8.125%, 04/15/05.................      450        455,625
    Toyota Motor Credit Corp.
      5.625%, 11/13/03.................      360        348,750
    Webster Capital Corp. 144A
      9.36%, 01/29/27..................       10         10,063
                                                   ------------
                                                     11,407,575
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
HEALTHCARE SERVICES -- 0.0%
    Healthsouth Corp. [CVT]
      3.25%, 04/01/03..................  $    10   $      8,425
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08.................       20         17,925
    Magellan Health Services, Inc.
      9.00%, 02/15/08..................       20         17,100
    Multicare Co.
      9.00%, 08/01/07..................       50         34,000
                                                   ------------
                                                         77,450
                                                   ------------
HOTELS & MOTELS -- 0.0%
    Epic Resorts LLC Capital Co.
      13.00%, 06/15/05.................       10          9,275
    Prime Hospitality Corp.
      9.75%, 04/01/07..................       35         34,563
                                                   ------------
                                                         43,838
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Paragon Corp. Holdings, Inc. Cl-B
      9.625%, 04/01/08.................       10          5,950
    Transtel Co. 144A
      12.50%, 11/01/07.................       15          8,363
                                                   ------------
                                                         14,313
                                                   ------------
INSURANCE -- 1.1%
    Provident Companies, Inc.
      7.405%, 03/15/38.................      660        625,350
    Torchmark Corp.
      7.875%, 05/15/23.................    4,000      3,965,000
                                                   ------------
                                                      4,590,350
                                                   ------------
MACHINERY & EQUIPMENT -- 0.2%
    Hertz Corp.
      7.00%, 01/15/28..................      615        580,406
    Morris Materials Handling, Inc.
      9.50%, 04/01/08..................       20          7,800
                                                   ------------
                                                        588,206
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.0%
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07.................       10          9,225
    MEDIQ, Inc. [STEP]
      13.00%, 06/01/09.................       10          4,450
                                                   ------------
                                                         13,675
                                                   ------------
METALS & MINING -- 0.0%
    Anker Coal Group, Inc. Cl-B
      9.75%, 10/01/07..................       10          4,888
    National Steel Corp. Cl-D
      9.875%, 03/01/09.................       30         30,525
                                                   ------------
                                                         35,413
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
OFFICE EQUIPMENT -- 0.2%
    Xerox Corp.
      5.50%, 11/15/03..................  $   770   $    745,938
                                                   ------------
OIL & GAS -- 1.0%
    Coastal Corp.
      6.95%, 06/01/28..................      520        494,000
    Conoco, Inc.
      5.90%, 04/15/04..................      425        415,969
    Gulf Canada Resources, Inc.
      8.375%, 11/15/05.................       10          9,950
    Petroleum Geo-Services ASA
      7.50%, 03/31/07..................      205        205,256
    Pogo Producing Co. Cl-B
      8.75%, 05/15/07..................        5          4,775
    Statoil 144A
      6.50%, 12/01/28..................      325        294,125
    Trans-Canada Pipelines Ltd.
      6.49%, 01/29/09..................    3,000      2,880,000
    Transtexas Gas Corp. Cl-D
      13.75%, 12/31/01.................       75          7,500
    Vintage Petroleum 144A
      9.75%, 06/30/09..................       30         30,750
                                                   ------------
                                                      4,342,325
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.0%
    Republic Group, Inc.
      9.50%, 07/15/08..................       10         10,000
                                                   ------------
PHARMACEUTICALS -- 0.0%
    ICN Pharmaceuticals, Inc. Cl-B
      9.25%, 08/15/05..................       15         15,075
                                                   ------------
RAILROADS -- 0.8%
    Burlington North Railroad Co.
      6.125%, 03/15/09.................      590        556,813
    CSX Corp.
      7.95%, 05/01/27..................      260        269,100
      6.80%, 12/01/28..................    2,800      2,527,000
                                                   ------------
                                                      3,352,913
                                                   ------------
REAL ESTATE -- 0.1%
    Cathay International Ltd. 144A
      13.00%, 04/15/08.................       30         12,150
    EOP Operating L.P.
      6.763%, 06/15/07.................      530        503,829
                                                   ------------
                                                        515,979
                                                   ------------
RETAIL & MERCHANDISING -- 0.6%
    Amazon.com, Inc.
      4.75%, 02/01/09..................    1,400      1,391,250
    Federated Department Stores, Inc.
      8.50%, 06/15/03..................      435        461,644
      6.30%, 04/01/09..................      285        269,325
    Sears Roebuck Acceptance Corp.
      6.50%, 12/01/28..................      375        330,938
    Tyco International Group SA
      6.25%, 12/15/99..................      235        230,594
                                                   ------------
                                                      2,683,751
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
SEMICONDUCTORS -- 0.0%
    Derlan Manufacturing Ltd.
      10.00%, 01/15/07.................  $    25   $     24,000
                                                   ------------
TELECOMMUNICATIONS -- 5.4%
    Adelphia Communications Corp. Cl-B
      10.25%, 07/15/00.................       10         10,538
    Airtouch Communications
      6.65%, 05/01/08..................      405        396,394
    AT&T Capital Corp. Cl-F
      6.25%, 05/15/01..................      540        535,950
    Bestel SA [STEP]
      12.75%, 05/15/05.................       20         13,350
    Cable & Wireless Communications PLC
      6.75%, 12/01/08..................    3,000      2,898,750
    Centel Capital Corp.
      9.00%, 10/15/19..................    3,000      3,431,250
    Comcast Cable Communications
      8.50%, 05/01/27..................    2,000      2,217,500
    CSC Holdings, Inc.
      7.875%, 12/15/07.................       25         25,219
      7.25%, 07/15/08..................       20         19,375
    Focal Communications Corp. Cl-B
      [STEP]
      11.258%, 02/15/08................       40         21,600
    International CableTel, Inc. Cl-B
      [STEP]
      11.56%, 02/01/06.................       65         55,250
    Kitty Hawk, Inc.
      9.95%, 11/15/04..................       10         10,000
    L-3 Communications Corp. Cl-B
      10.375%, 05/01/07................       20         21,200
    MCI Worldcom, Inc.
      6.95%, 08/15/28..................      435        412,163
    MetroNet Communications Corp.
      12.00%, 08/15/07.................       25         28,813
      12.00%, 11/01/07 [STEP]..........       10          8,038
      10.625%, 11/01/08 144A...........       40         45,000
    Motorola, Inc.
      6.50%, 11/15/28..................      840        749,700
    News America Holdings
      8.45%, 08/01/34..................    2,000      2,107,500
    Northeast Optic Network, Inc.
      12.75%, 08/15/08.................       30         31,050
    Orbital Imaging Corp. Cl-B
      11.625%, 03/01/05................       20         18,275
    Pegasus Communications Corp. Cl-B
      9.75%, 12/01/06..................       10         10,288
    Rhythms Netconnections, Inc. Cl-B
      [STEP]
      9.194%, 05/15/08.................       30         15,600
    RSL Communications Co. PLC
      9.125%, 03/01/08.................       10          9,300
    SBC Communications, Inc.
      7.375%, 07/15/43.................    3,000      2,955,000
    Sprint Capital Corp.
      6.125%, 11/15/08.................      245        229,075
      6.90%, 05/01/19..................      475        444,125

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    Sprint Spectrum L.P.
      9.639%, 08/15/06 [STEP]..........  $    20   $     18,125
      11.00%, 08/15/06.................       10         11,275
    Startec Global Communications Corp.
      12.00%, 05/15/08.................       20         18,000
    TCI Communications, Inc.
      8.65%, 09/15/04..................      560        606,900
    Telecommunications Techniques Co.
      9.75%, 05/15/08..................       10         10,050
    Telefonos de Mexico SA
      4.25%, 06/15/04..................      750        771,563
    Telehub Communication Corp. [STEP]
      13.882%, 07/31/05................       10          7,200
    Telewest Communications PLC [STEP]
      144A
      9.25%, 04/15/09..................       20         13,350
    Time Warner, Inc.
      9.15%, 02/01/23..................    3,000      3,510,000
    United News & Media Notes PLC
      7.75%, 07/01/09..................      750        759,503
    WorldCom, Inc.
      6.125%, 08/15/01.................      530        527,350
                                                   ------------
                                                     22,973,619
                                                   ------------
TRANSPORTATION -- 0.0%
    MC Shipping, Inc.
      11.25%, 03/01/08.................       10          7,000
    Navistar International Corp. Cl-B
      7.00%, 02/01/03..................       50         50,500
      8.00%, 02/01/08..................       50         51,875
                                                   ------------
                                                        109,375
                                                   ------------
UTILITIES -- 4.4%
    Arizona Public Service Co.
      6.75%, 11/15/06..................      415        409,813
    Baltimore Gas & Electric Co.
      6.90%, 02/01/05..................      705        712,050
    Calenergy Co., Inc.
      8.48%, 09/15/28..................    3,000      3,217,500
    Calpine Corp.
      7.75%, 04/15/09..................       30         28,725
    Cinergy Corp.
      6.125%, 04/15/04.................      355        346,125
    Cleveland Electric Illuminating Co.
      6.86%, 10/01/08..................       30         29,325
    Cleveland Electric Illuminating Co.
      Cl-B
      9.50%, 05/15/05..................       25         26,406
    CMS Energy Corp.
      8.125%, 05/15/02.................    4,000      4,055,000
    CMS Energy Corp. Cl-B
      6.75%, 01/15/04..................       40         38,150
    CMS Panhandle Holding Co. 144A
      6.125%, 03/15/04.................    3,000      2,898,750
    Columbia Gas Systems, Inc.
      6.61%, 11/28/02..................      480        478,200
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11..................       10         11,463

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    KN Energy, Inc.
      6.45%, 03/01/03..................  $   125   $    120,938
    Nevada Power Co. 144A
      6.20%, 04/15/04..................      400        390,500
    Niagara Mohawk Power Corp.
      9.95%, 06/01/00..................       50         51,334
      7.375%, 07/01/03 [144A]..........       10         10,050
    Niagara Mohawk Power Corp. Cl-G
      7.75%, 10/01/08..................    4,000      4,125,000
    Northeast Utilities System
      8.38%, 03/01/05..................       23         22,667
      8.58%, 12/01/06..................        8          8,191
    NRG Energy, Inc.
      7.50%, 06/01/09..................      900        891,000
    Ram Energy, Inc.
      11.50%, 02/15/08.................       10          5,200
    Southern California Edison Co.
      5.875%, 01/15/01.................    1,000        997,500
    York Power Funding Co. 144A
      12.00%, 10/30/07.................       30         30,600
                                                   ------------
                                                     18,904,487
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $104,729,759)..................             103,503,459
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%
    Federal Home Loan Mortgage Corp.
      4.60%, 07/01/99..................   37,334     37,334,000
      7.50%, 04/01/28..................      214        216,917
      9.50%, 05/01/05..................      207        217,726
                                                   ------------
                                                     37,768,643
                                                   ------------
    Federal National Mortgage Assoc.
      5.75%, 04/15/03..................    1,775      1,758,202
      6.00%, 05/15/08..................    1,705      1,659,219
      7.00%, 08/01/07-08/01/13.........      486        488,274
      8.00%, 07/01/24-08/01/26.........      915        938,867
      8.50%, 10/15/08..................      606        634,682
                                                   ------------
                                                      5,479,244
                                                   ------------
    Government National Mortgage Assoc.
      6.50%, 04/15/28-01/15/29.........    1,514      1,457,767
      7.00%, 05/15/23-09/15/28.........    1,860      1,836,269
      8.00%, 11/15/27..................      125        128,839
      10.00%, 06/15/13.................      308        335,721
                                                   ------------
                                                      3,758,596
                                                   ------------
    (Cost $47,220,378).................              47,006,483
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 12.8%
    U.S. Treasury Bonds
      6.375%, 08/15/27#................    3,240      3,319,103
      6.125%, 11/15/27#................    1,645      1,632,818
      5.25%, 11/15/28#.................      995        881,247
      5.25%, 02/15/29..................      595        534,244
                                                   ------------
                                                      6,367,412
                                                   ------------

AST AIM BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                         -------   ------------
    U.S. Treasury Notes
      4.50%, 09/30/00#.................  $ 3,000   $  2,968,658
      4.625%, 11/30/00#................    2,445      2,419,405
      4.625%, 12/31/00#................    5,280      5,220,396
      5.00%, 02/28/01#.................    1,085      1,077,414
      4.875%, 03/31/01#................    2,790      2,762,442
      5.25%, 08/15/03#.................    4,700      4,609,411
      4.75%, 02/15/04#.................      905        867,669
      5.25%, 05/15/04..................   10,000      9,839,333
      6.875%, 05/15/06.................    7,000      7,372,323
      5.625%, 05/15/08#................    1,550      1,518,670
      5.50%, 05/15/09..................   10,000      9,790,839
                                                   ------------
                                                     48,446,560
                                                   ------------
    (Cost $55,954,528).................              54,813,972
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
    Federal National Mortgage Assoc.
      REMIC Series 1997-61 Cl-ZC
      7.00%, 02/25/23..................      352        332,387
    Independent National Mortgage Corp.
      Series 1994-V Cl-A1
      7.671%, 12/25/24.................      133        134,461
    Morgan Stanley Capital I Series
      1996-WF1 Cl-A2
      7.227%, 01/16/06.................      655        675,816
                                                   ------------
    (Cost $1,146,563)..................               1,142,664
                                                   ------------
SOVEREIGN ISSUES -- 0.6%
CANADA
    Province of Ontario
      5.50%, 10/01/08..................      340        312,800
    Quebec Province
      7.00%, 01/30/07..................      405        409,050
      5.735%, 03/02/26.................    2,000      1,983,758
                                                   ------------
    (Cost $2,773,084)..................               2,705,608
                                                   ------------
                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)           VALUE
                                        --------           ----
FOREIGN BONDS -- 1.2%
AUSTRALIA -- 0.2%
    New South Wales Treasury Corp.
      7.00%, 04/01/04..................    1,240   $    851,629
                                                   ------------
GERMANY -- 0.8%
    Federal Republic of Germany
      7.25%, 10/21/02..................    1,500      1,715,205
    Treuhandanstalt German Government
      6.00%, 11/12/03..................    1,500      1,675,914
                                                   ------------
                                                      3,391,119
                                                   ------------
NEW ZEALAND -- 0.2%
    New Zealand Government
      10.00%, 03/15/02.................      850        499,182
      8.00%, 04/15/04..................      850        484,502
                                                   ------------
                                                        983,684
                                                   ------------
TOTAL FOREIGN BONDS
  (Cost $5,238,899)....................               5,226,432
                                                   ------------
TOTAL INVESTMENTS -- 89.6%
  (Cost $363,826,893)..................             384,911,711
OTHER ASSETS LESS
  LIABILITIES -- 10.4%.................              44,735,836
                                                   ------------
NET ASSETS -- 100.0%...................            $429,647,547
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS      UNREALIZED
  MONTH      TYPE        TO RECEIVE      FOR        AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
07/99        Buy    EUR   148,540     $ 153,368    $ 153,185       $    183
                                      ==========   ==========      ========

# Securities with an aggregate market value of $22,308,140 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1999:

                            EXPIRATION    NUMBER OF      UNREALIZED
       DESCRIPTION            MONTH       CONTRACTS     DEPRECIATION
---------------------------------------------------------------------
S&P 500...................    09/99           75         $  954,375
                                                         ==========

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

See Notes to Financial Statements.

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CORPORATE OBLIGATIONS -- 93.9%
ADVERTISING -- 0.4%
    Lamar Advertising Co.
      9.625%, 12/01/06..................  $1,700  $  1,742,500
    Outdoor Systems, Inc.
      8.875%, 06/15/07..................   1,000     1,048,750
                                                  ------------
                                                     2,791,250
                                                  ------------
AEROSPACE -- 0.4%
    Anteon Corp. 144A
      12.00%, 05/15/09..................   1,900     1,881,000
    Condor Systems, Inc. 144A
      11.875%, 05/01/09.................     600       585,000
                                                  ------------
                                                     2,466,000
                                                  ------------
AUTOMOTIVE PARTS -- 2.5%
    Accuride Corp. Cl-B
      9.25%, 02/01/08...................   2,250     2,216,250
    Aftermarket Technology, Inc.
      12.00%, 08/01/04..................   1,938     2,025,210
    Aftermarket Technology, Inc. Cl-D
      12.00%, 08/01/04..................     350       365,750
    American Axle & Manufacturing, Inc.
      9.75%, 03/01/09...................   2,000     2,015,000
    HDA Parts System, Inc. 144A
      12.00%, 08/01/05..................   1,450     1,471,750
    J.L. French Automotive Casting, Inc.
      144A
      11.50%, 06/01/09..................   2,000     2,050,000
    Lear Corp.
      9.50%, 07/15/06...................   2,500     2,581,250
      8.11%, 05/15/09 144A..............   1,000       971,950
    Oxford Automotive, Inc.
      10.125%, 6/15/07..................   2,300     2,334,500
                                                  ------------
                                                    16,031,660
                                                  ------------
BEVERAGES -- 0.7%
    Canandaigua Brands, Inc.
      8.50%, 03/01/09...................     600       580,500
    National Wine & Spirits 144A
      10.125%, 01/15/09.................   1,450     1,497,125
    Triarc Consumer Beverage 144A
      10.25%, 02/15/09..................   2,500     2,475,000
                                                  ------------
                                                     4,552,625
                                                  ------------
BROADCASTING -- 6.5%
    Acme Television Co. Cl-B [STEP]
      10.993%, 09/30/04.................   3,100     2,588,500
    Australis Media Ltd. [STEP] 144A
      45.45%, 05/15/03..................      11           107
    Australis Media Ltd. Units [STEP]
      16.00%, 05/15/03..................     625         6,250
    Big City Radio, Inc. [STEP]
      12.937%, 03/15/05.................   2,950     2,101,875
    Capstar Broadcasting Corp.
      9.25%, 07/01/07...................   1,400     1,470,000

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Chancellor Media Corp.
      9.375%, 10/01/04..................  $1,150  $  1,175,875
      9.00%, 10/01/08...................   2,200     2,244,000
      8.00%, 11/01/08...................   2,000     1,960,000
    Chancellor Media Corp. L.A. Cl-B
      10.50%, 01/15/07..................   1,700     1,861,500
      8.75%, 06/15/07...................   1,750     1,750,000
      8.125%, 12/15/07..................   5,750     5,577,500
    Cumulus Media, Inc.
      10.375%, 07/01/08.................   1,850     1,970,250
    Fox/Liberty Networks LLC
      8.875%, 08/15/07..................   1,775     1,846,000
      9.208%, 08/15/07 [STEP]...........   5,550     4,356,750
    SFX Broadcasting, Inc. Cl-B
      10.75%, 05/15/06..................     773       823,245
    Sinclair Broadcasting Group, Inc.
      10.00%, 09/30/05..................   2,500     2,562,500
      9.00%, 07/15/07...................   2,450     2,419,375
      8.75%, 12/15/07...................   3,650     3,567,875
    UIH Australia Pacific, Inc. Cl-B
      [STEP]
      12.854%, 05/15/06.................   3,100     2,201,000
    Young Broadcasting, Inc.
      10.125%, 02/15/05.................   1,175     1,216,125
    Young Broadcasting, Inc. Cl-B
      9.00%, 01/15/06...................     500       490,000
                                                  ------------
                                                    42,188,727
                                                  ------------
BUILDING MATERIALS -- 0.7%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07.................   1,625     1,535,625
    Falcon Building Products, Inc. Cl-B
      9.50%, 06/15/07 [STEP]............   2,500     1,700,000
      9.50%, 06/15/07...................     350       334,250
    Juno Lighting, Inc. 144A
      11.875%, 07/01/09.................     925       941,187
                                                  ------------
                                                     4,511,062
                                                  ------------
BUSINESS SERVICES -- 1.3%
    Dialog Corp. PLC Cl-A
      11.00%, 11/15/07..................   3,250     2,957,500
    Sitel Corp.
      9.25%, 03/15/06...................   2,800     2,394,000
    U.S. Office Products Co.
      9.75%, 06/15/08...................   4,475     2,841,625
                                                  ------------
                                                     8,193,125
                                                  ------------
CABLE TELEVISION -- 9.0%
    CSC Holdings, Inc.
      9.25%, 11/01/05...................   4,525     4,683,375
      7.875%, 12/15/07..................   1,700     1,712,784
      9.875%, 02/15/13..................     500       540,000
    Comcast U.K. Cable Corp. [STEP]
      10.997%, 11/15/07.................   2,900     2,610,000
    Diamond Cable Communications PLC
      [STEP]
      10.751%, 12/15/05.................   4,000     3,620,000

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Diamond Holdings Co. PLC
      9.125%, 02/01/08..................  $1,875  $  1,912,500
    Echostar DBS Corp. 144A
      9.375%, 02/01/09..................   7,925     8,063,687
    International CableTel, Inc. Cl-A
      [STEP]
      10.153%, 04/15/05.................   1,050     1,015,875
    International CableTel, Inc. Cl-B
      [STEP]
      10.408%, 02/01/06.................   5,100     4,475,250
    Lenfest Communications, Inc.
      8.25%, 02/15/08...................   2,275     2,348,937
    NTL, Inc. Cl-B [STEP]
      9.118%, 04/01/08..................   7,825     5,399,250
    Pegasus Communications Corp. Cl-B
      9.625%, 10/15/05..................   2,125     2,114,375
      9.75%, 12/01/06...................   1,500     1,477,500
    Rogers Cablesystems of America, Inc.
      10.00%, 12/01/07..................   1,350     1,464,750
      11.00%, 12/01/15..................     750       866,250
    Rogers Cablesystems of America, Inc.
      Cl-B
      10.00%, 03/15/05..................   3,050     3,309,250
    Rogers Communications, Inc.
      8.875%, 07/15/07..................     350       354,375
    Telewest Communications PLC [STEP]
      10.093%, 10/01/07.................   7,625     6,843,437
      9.25%, 04/15/09 144A..............   3,450     2,294,250
    United International Holdings, Inc.
      Cl-B [STEP]
      10.75%, 02/15/08..................   4,300     2,881,000
                                                  ------------
                                                    57,986,845
                                                  ------------
CAPITAL GOODS -- 0.5%
    Buckeye Cellulos Corp.
      8.50%, 12/15/05...................   1,500     1,485,000
      9.25%, 09/15/08...................   1,750     1,814,015
                                                  ------------
                                                     3,299,015
                                                  ------------
CHEMICALS -- 3.5%
    Foamex Capital Corp.
      13.50%, 08/15/05..................     500       452,500
    Huntsman Corp. 144A
      9.50%, 07/01/07...................   3,150     3,008,250
    Huntsman ICI Chemicals 144A
      10.125%, 07/01/09.................   2,200     2,230,250
    ISP Holdings, Inc. Cl-B
      9.75%, 02/15/02...................   1,000     1,012,500
      9.00%, 10/15/03...................   2,225     2,219,437
    Lyondell Chemical Co. 144A
      10.875%, 05/01/09.................   3,500     3,622,500
    Polymer Group, Inc. Cl-B
      9.00%, 07/01/07...................   4,725     4,547,812
      8.75%, 03/01/08...................   2,450     2,333,625
    Sterling Chemicals Holdings, Inc.
      [STEP]
      11.149%, 08/15/08.................   2,350       693,250

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Sterling Chemicals, Inc.
      11.75%, 08/15/06..................  $1,675  $  1,298,125
    Texas Petrochemical Corp.
      11.125%, 07/01/06.................   1,525     1,364,875
                                                  ------------
                                                    22,783,124
                                                  ------------
CLOTHING & APPAREL -- 1.0%
    Boyds Collection Ltd. 144A
      9.00%, 05/15/08...................     717       709,830
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07...................   1,725       715,875
    GFSI, Inc. Cl-B
      9.625%, 03/01/07..................   1,400     1,183,000
    Pillowtex Corp.
      10.00%, 11/15/06..................   1,950     1,852,500
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07...................   1,825     1,838,687
                                                  ------------
                                                     6,299,892
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.5%
    Alvey Systems, Inc.
      11.375%, 01/31/03.................   1,217     1,235,255
    Diva Systems Corp. Cl-B [STEP]
      11.594%, 03/01/08.................   1,625       479,375
    Verio, Inc.
      11.25%, 12/01/08..................   1,325     1,394,562
                                                  ------------
                                                     3,109,192
                                                  ------------
CONGLOMERATES -- 0.4%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08..................   2,950     2,817,250
                                                  ------------
CONSTRUCTION -- 1.2%
    American Architectural Co.
      11.75%, 12/01/07..................     775       585,125
    Building Materials Corp. Cl-B
      8.00%, 10/15/07...................   2,250     2,109,375
    Formica Corp. 144A
      10.875%, 03/01/09.................   2,000     1,940,000
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07..................   3,100     3,193,000
                                                  ------------
                                                     7,827,500
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 5.2%
    Albecca, Inc.
      10.75%, 08/15/08..................   4,000     3,300,000
    American Safety Razor Co.
      9.875%, 08/01/05..................   1,250     1,268,750
    Amscan Holdings, Inc.
      9.875%, 12/15/07..................   1,800     1,494,000
    Cabot Safety Corp.
      12.50%, 07/15/05..................   1,500     1,612,500
    Chattem, Inc. Cl-B
      8.875%, 04/01/08..................   3,300     3,184,500
    Collins & Aikman Floor Coverings
      Corp.
      10.00%, 01/15/07..................   1,400     1,407,000
    Collins & Aikman Products Corp.
      11.50%, 04/15/06..................   2,900     2,943,500
    Diamond Brands Operating, Inc.
      [STEP]
      12.83%, 04/15/09..................   1,500       307,500

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Glenoit Corp.
      11.00%, 04/15/07..................  $2,000  $  1,770,000
    NBTY, Inc. Cl-B
      8.625%, 09/15/07..................   2,350     2,032,750
    Playtex Family Products Corp.
      9.00%, 12/15/03...................   2,600     2,652,000
    Revlon Consumer Products Corp.
      8.125%, 02/01/06..................   2,200     2,167,000
      8.625%, 02/01/08..................   6,500     6,175,000
    Scotts Co. 144A
      8.625%, 01/15/09..................   1,000       985,000
    Volume Services America 144A
      11.25%, 03/01/09..................   2,200     2,431,000
                                                  ------------
                                                    33,730,500
                                                  ------------
CONTAINERS & PACKAGING -- 1.7%
    Consolidated Container Co. LLC 144A
      10.125%, 07/15/09.................     650       662,187
    Container Corp. of America
      11.25%, 05/01/04..................     250       263,437
    Owens-Illinois, Inc.
      8.10%, 05/15/07...................   1,000       995,590
    Packaging Corp. of America, Inc.
      144A
      9.625%, 04/01/09..................   1,000     1,020,000
    Plastic Containers, Inc. Cl-B
      10.00%, 12/15/06..................     450       509,872
    Russell Stanley Holdings, Inc. 144A
      10.875%, 02/15/09.................   1,950     1,911,000
    Stone Container Corp.
      12.75%, 04/01/02..................     125       125,937
      11.50%, 10/01/04..................   1,200     1,266,000
      12.58%, 08/01/16 [VR].............   1,550     1,681,750
    Tekni-Plex, Inc. Cl-B
      9.25%, 03/01/08...................   2,750     2,681,250
                                                  ------------
                                                    11,117,023
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Amphenol Corp.
      9.875%, 05/15/07..................   2,400     2,460,000
    Cherokee International Corp. 144A
      10.50%, 05/01/09..................     675       675,000
    Electronic Retailing Systems, Inc.
      [STEP]
      13.25%, 02/01/04..................     875       249,375
    Viasystems, Inc. Cl-B
      9.75%, 06/01/07...................   1,625     1,430,000
    WESCO Distribution, Inc. Cl-B
      9.125%, 06/01/08..................   3,850     3,744,125
                                                  ------------
                                                     8,558,500
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.4%
    AMF Group, Inc. [STEP]
      9.822%, 03/15/06..................   3,462     2,129,130
    Loews Cineplex Entertainment Corp.
      8.875%, 08/01/08..................   1,800     1,728,000
    Premier Parks, Inc.
      9.25%, 04/01/06...................     875       881,562
      9.75%, 06/15/07...................   2,600     2,639,000
      9.928%, 04/01/08 [STEP]...........   5,200     3,477,500

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Regal Cinemas, Inc.
      9.50%, 06/01/08...................  $6,075  $  5,740,875
    Six Flags Theme Parks Corp. Cl-A
      [STEP]
      11.23%, 06/15/05..................   3,625     4,060,000
    True Temper Sports, Inc. 144A
      10.875%, 12/01/08.................   1,575     1,346,625
                                                  ------------
                                                    22,002,692
                                                  ------------
ENVIRONMENTAL SERVICES -- 1.3%
    Allied Waste North America, Inc.
      Cl-B
      7.625%, 01/01/06..................   8,375     7,851,562
      7.875%, 01/01/09..................     625       581,250
                                                  ------------
                                                     8,432,812
                                                  ------------
EQUIPMENT SERVICES -- 0.3%
    Coinmach Corp. Cl-D
      11.75%, 11/15/05..................   1,981     2,179,100
                                                  ------------
FARMING & AGRICULTURE -- 0.4%
    Dimon, Inc.
      8.875%, 06/01/06..................   1,950     1,725,750
    Royster-Clark, Inc. 144A
      10.25%, 04/01/09..................     600       597,000
                                                  ------------
                                                     2,322,750
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.1%
    GS Escrow Corp.
      7.125%, 08/01/05..................   6,750     6,549,862
    RBF Finance Co. 144A
      11.375%, 03/15/09.................     850       888,250
                                                  ------------
                                                     7,438,112
                                                  ------------
FINANCIAL SERVICES -- 0.2%
    Unifrax Investment Corp.
      10.50%, 11/01/03..................   1,350     1,400,625
                                                  ------------
FOOD -- 2.7%
    Agrilink Foods, Inc.
      11.875%, 11/01/08.................   3,500     3,631,250
    Ameriserv Food Distributor, Inc.
      8.875%, 10/15/06..................   1,425     1,318,125
      10.125%, 07/15/07.................   4,950     4,232,250
    Dominos, Inc. Cl-B
      10.375%, 01/15/09.................   2,325     2,354,062
    Eagle Family Foods, Inc. Cl-B
      8.75%, 01/15/08...................   2,200     1,969,000
    International Home Foods, Inc.
      10.375%, 11/01/06.................   2,225     2,358,500
    Jitney-Jungle Stores, Inc.
      10.375%, 09/15/07.................   2,725       967,375
    Nebco Evans Holding Co. [STEP]
      11.645%, 07/15/07.................   1,250       631,250
                                                  ------------
                                                    17,461,812
                                                  ------------
FURNITURE -- 0.2%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07..................     775       763,375
      10.875%, 12/15/07 [STEP]..........   1,000       655,000
                                                  ------------
                                                     1,418,375
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
HEALTHCARE SERVICES -- 3.0%
    Alliance Imaging, Inc.
      9.54%, 12/15/05 [VR]..............  $  500  $    455,000
      9.625%, 12/15/05..................   1,875     1,781,250
    Everest Healthcare Services, Inc.
      9.75%, 05/01/08...................   1,575     1,519,875
    Genesis Health Ventures, Inc.
      9.25%, 10/01/06...................   1,000       795,000
      9.875%, 01/15/09..................   1,450     1,167,250
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08..................     850       709,750
    Tenet Healthcare Corp.
      8.00%, 01/15/05...................   4,200     4,116,000
      8.625%, 01/15/07..................   3,500     3,447,500
      8.125%, 12/01/08..................   4,000     3,800,000
    Triad Hospitals Holdings, Inc. 144A
      11.00%, 05/15/09..................   1,350     1,380,375
                                                  ------------
                                                    19,172,000
                                                  ------------
HOTELS & MOTELS -- 0.7%
    Courtyard by Marriott
      10.75%, 02/01/08..................   1,100     1,127,500
    Florida Panthers Holdings, Inc. 144A
      9.875%, 04/15/09..................   3,575     3,414,125
                                                  ------------
                                                     4,541,625
                                                  ------------
INDUSTRIAL PRODUCTS -- 1.3%
    Continental Global Group, Inc. Cl-B
      11.00%, 04/01/07..................   2,100     1,732,500
    Hexcel Corp. 144A
      9.75%, 01/15/09...................   2,500     2,462,500
    ISG Resources, Inc.
      10.00%, 04/15/08..................   1,800     1,854,000
    United Industries Corp. 144A
      9.875%, 04/01/09..................     700       635,250
    URS Corp. 144A
      12.25%, 05/01/09..................   1,925     1,953,875
                                                  ------------
                                                     8,638,125
                                                  ------------
MACHINERY & EQUIPMENT -- 3.0%
    Clark Materials Handling Corp. Cl-D
      10.75%, 11/15/06..................   2,625     2,296,875
    Columbus McKinnon Corp.
      8.50%, 04/01/08...................   1,550     1,511,250
    Fairchild Corp. 144A
      10.75%, 04/15/09..................   1,975     1,955,250
    Johnstown America Industries, Inc.
      Cl-C
      11.75%, 08/15/05..................     700       742,000
    National Equipment Services, Inc.
      Cl-B
      10.00%, 11/30/04..................   1,275     1,300,500
    National Equipment Services, Inc.
      Cl-D
      10.00%, 11/30/04..................   3,100     3,162,000
    Nationsrent, Inc.
      10.375%, 12/15/08.................   3,100     3,100,000
    United Rentals, Inc. Cl-B
      9.25%, 01/15/09...................   3,600     3,582,000
      9.00%, 04/01/09 144A..............   2,000     1,975,000
                                                  ------------
                                                    19,624,875
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    CONMED Corp.
      9.00%, 03/15/08...................  $2,800  $  2,786,000
    Dade International, Inc. Cl-B
      11.125%, 05/01/06.................   2,575     2,729,500
    Fisher Scientific International,
      Inc.
      9.00%, 02/01/08...................   2,475     2,363,625
      9.00%, 02/01/08...................   3,300     3,151,500
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07..................   1,000       885,000
                                                  ------------
                                                    11,915,625
                                                  ------------
METALS & MINING -- 2.7%
    AEI Resources, Inc. 144A
      10.50%, 12/15/05..................   2,800     2,793,000
      11.50%, 12/15/06..................   3,375     3,332,812
    Euramax International PLC
      11.25%, 10/01/06..................   2,075     2,106,125
    Metals USA, Inc.
      8.625%, 02/15/08..................   2,175     2,039,062
    Murrin Murrin Holdings PTY
      9.375%, 08/31/07..................     650       572,000
    National Steel Corp. Cl-D
      9.875%, 03/01/09..................   1,450     1,486,250
    Neenah Corp. 144A
      11.125%, 05/01/07.................   1,300     1,280,500
    Neenah Corp. Cl-B
      11.125%, 05/01/07.................   1,725     1,699,125
    Ryerson Tull, Inc.
      8.50%, 07/15/01...................   1,000     1,026,860
      9.125%, 07/15/06..................     900       945,045
                                                  ------------
                                                    17,280,779
                                                  ------------
OFFICE EQUIPMENT -- 0.2%
    United Stationers Supply Co.
      12.75%, 05/01/05..................   1,169     1,285,900
                                                  ------------
OIL & GAS -- 3.6%
    Chiles Offshore LLC Corp.
      10.00%, 05/01/08..................   1,875     1,603,125
    Continental Resources, Inc.
      10.25%, 08/01/08..................   3,075     2,267,812
    Dailey International, Inc. Cl-B++++
      9.50%, 02/15/08...................   3,700     2,368,000
    DI Industries, Inc.
      8.875%, 07/01/07..................     975       867,750
    Forcenergy, Inc.++++
      9.50%, 11/01/06...................   2,275     1,603,875
      8.50%, 02/15/07...................   1,150       810,750
    Forest Oil Corp.
      10.50%, 01/15/06..................   1,350     1,404,000
    Houston Exploration Co. Cl-B
      8.625%, 01/01/08..................     625       609,375
    Nuevo Energy Co. Cl-B
      8.875%, 06/01/08..................     825       804,375
    Ocean Rig Norway ASA
      10.25%, 06/01/08..................     300       211,500
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09.................   1,500     1,567,500

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07..................  $4,000  $  3,980,000
    R&B Falcon Corp. 144A
      12.25%, 03/15/06..................   1,400     1,442,000
    R&B Falcon Corp. Cl-B
      6.75%, 04/15/05...................   1,600     1,336,000
    Universal Compression Holdings
      [STEP]
      11.375%, 02/15/09.................     350       212,625
    Universal Compression, Inc [STEP]
      9.739%, 02/15/08..................   3,175     2,008,188
                                                  ------------
                                                    23,096,875
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.2%
    Warren, (S.D.) Co.
      12.00%, 12/15/04..................   1,300     1,400,750
                                                  ------------
PRINTING & PUBLISHING -- 1.3%
    Garden State Newspapers, Inc. Cl-B
      8.75%, 10/01/09...................   2,575     2,510,625
    Hollinger International Publishing
      Co.
      9.25%, 03/15/07...................   3,450     3,553,500
    K-III Communications Corp.
      8.50%, 02/01/06...................   1,000       995,000
    Ziff-Davis, Inc.
      8.50%, 05/01/08...................   1,225     1,151,500
                                                  ------------
                                                     8,210,625
                                                  ------------
RAILROADS -- 0.2%
    Railworks Corp. 144A
      11.50%, 04/15/09..................   1,100     1,108,250
                                                  ------------
REAL ESTATE -- 1.4%
    HMH Properties, Inc. Cl-A
      7.875%, 08/01/05..................     400       384,000
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08..................   6,500     6,028,750
    HMH Properties, Inc. Cl-C
      8.45%, 12/01/08...................   2,500     2,387,500
                                                  ------------
                                                     8,800,250
                                                  ------------
RESTAURANTS -- 0.5%
    Advantica Restaurant Group, Inc.
      11.25%, 01/15/08..................   1,750     1,706,250
    Carrols Corp.
      9.50%, 12/01/08...................   1,500     1,413,750
                                                  ------------
                                                     3,120,000
                                                  ------------
RETAIL & MERCHANDISING -- 0.3%
    Community Distributors, Inc. Cl-B
      10.25%, 10/15/04..................   1,000       885,000
    Leslie's Poolmart, Inc.
      10.375%, 07/15/04.................     950       971,375
                                                  ------------
                                                     1,856,375
                                                  ------------
SEMICONDUCTORS -- 0.2%
    Fairchild Semiconductor Corp. 144A
      10.375%, 10/01/07.................   1,000       985,000
                                                  ------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
TELECOMMUNICATIONS -- 24.3%
    American Cellular Corp.
      10.50%, 05/15/08..................  $3,150  $  3,244,500
    Arch Communications, Inc.
      12.75%, 07/01/07..................   1,400     1,204,000
    Benedek Communications Corp. [STEP]
      14.003%, 05/15/06.................     250       208,750
    Call-Net Enterprises, Inc. [STEP]
      8.522%, 08/15/07..................   4,100     2,624,000
      9.573%, 08/15/08..................   3,800     2,147,000
      10.80%, 05/15/09..................   4,200     2,331,000
    Centennial Cellular Corp. 144A
      10.75%, 12/15/08..................   2,500     2,606,250
    Crown Castle International Corp.
      [STEP]
      8.67%, 05/15/11...................   5,450     3,222,313
    Dolphin Telecom PLC [STEP] 144A
      14.00%, 05/15/09..................   3,200     1,584,000
    e.spire Communications, Inc. [STEP]
      11.98%, 11/01/05..................   1,150       626,750
      13.748%, 04/01/06.................   1,400       735,000
    Hermes Europe Railtel BV, Inc.
      11.50%, 08/15/07..................   4,575     4,815,188
      10.375%, 01/15/09.................   1,525     1,547,875
    ICG Holdings, Inc. [STEP]
      10.92%, 05/01/06..................   5,550     4,331,276
      9.875%, 05/01/08..................     850       467,704
    Intermedia Communications, Inc.
      [STEP]
      10.749%, 05/15/06.................   4,850     4,049,750
      12.25%, 03/01/09..................   4,500     2,576,250
    Intermedia Communications, Inc. Cl-B
      9.795%, 07/15/07 [STEP]...........   3,075     2,229,375
      8.875%, 11/01/07..................   1,000       952,500
      8.60%, 06/01/08...................   1,900     1,776,500
    IXC Communications, Inc.
      9.00%, 04/15/08...................   3,100     2,979,875
    Level 3 Communications, Inc.
      9.125%, 05/01/08..................  10,700    10,606,375
      11.004%, 12/01/08 [STEP]..........   9,575     5,948,469
    McLeodUSA, Inc.
      9.732%, 03/01/07 [STEP]...........   6,175     4,770,188
      9.25%, 07/15/07...................   1,300     1,300,000
      8.375%, 03/15/08..................   1,250     1,184,375
      8.125%, 02/15/09 144A.............   2,000     1,850,000
    MetroNet Communications Corp.
      12.00%, 08/15/07..................   1,525     1,765,188
      10.299%, 11/01/07 [STEP]..........   1,925     1,540,000
      9.866%, 06/15/08 [STEP]...........   4,050     3,017,250
      10.625%, 11/01/08 144A............   1,750     1,981,875
    Millicom International Cellular,
      Inc. [STEP]
      11.76%, 06/01/06..................   5,375     3,950,625
    Nextel Communications, Inc. [STEP]
      10.355%, 09/15/07.................   3,975     2,921,625
      10.20%, 02/15/08..................  11,800     8,171,500
    Nextel International, Inc. [STEP]
      12.125%, 04/15/08.................   1,750       890,313

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
    Nextel Partners, Inc. [STEP] 144A
      6.885%, 02/01/09..................  $1,900  $  1,097,250
    NEXTLINK Communications, Inc.
      9.625%, 10/01/07..................   1,250     1,218,750
      9.00%, 03/15/08...................   1,575     1,492,313
      10.039%, 04/15/08 [STEP]..........   3,000     1,815,000
      12.119%, 06/01/09 [STEP]..........   3,475     2,050,250
    NTL Communications Corp. Cl-B [STEP]
      11.412%, 10/01/08.................   5,000     3,450,000
    Orange PLC
      8.00%, 08/01/08...................   2,225     2,124,875
    Paging Network, Inc.
      10.00%, 10/15/08..................   3,100     2,402,500
    Pathnet, Inc.
      12.25%, 04/15/08..................   2,350     1,163,250
    Pegasus Media & Communications, Inc.
      12.50%, 07/01/05..................     975     1,083,469
    PSINet, Inc.
      11.50%, 11/01/08..................   2,000     2,110,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05..................   2,500     2,500,000
    Qwest Communications International,
      Inc. [STEP]
      8.54%, 10/15/07...................   3,875     3,012,813
    Qwest Communications International,
      Inc. C1-B
      10.875%, 04/01/07.................   1,135     1,288,225
      8.29%, 02/01/08 [STEP]............   2,250     1,676,250
      7.50%, 11/01/08...................   1,000       980,000
    RCN Corp. [STEP]
      12.606%, 07/01/08.................   1,100       690,250
    RCN Corp. Cl-B [STEP]
      12.361%, 02/15/08.................   1,700     1,079,500
    Rogers Cantel, Inc.
      8.80%, 10/01/07...................   4,000     4,010,000
    Telecommunications Techniques Co.
      9.75%, 05/15/08...................   4,575     4,529,250
    Tele1 Europe BV, Inc. Units 144A*
      13.00%, 05/15/09..................     825       866,250
    Telesystem International Wireless,
      Inc. C1-B [STEP]
      12.565%, 06/30/07.................   5,325     2,742,375
      10.50%, 11/01/07..................     800       356,000
    Telewest Communications PLC
      11.25%, 11/01/08..................     525       593,250
    Teligent, Inc.
      11.50%, 12/01/07..................   3,475     3,492,375
    Teligent, Inc. Cl-B [STEP]
      16.11%, 03/01/08..................   3,000     1,845,000
    Tritel PCS, Inc. [STEP] 144A
      12.75%, 05/15/09..................   2,000     1,100,000
    Triton PCS, Inc. [STEP]
      11.291%, 05/01/08.................   4,850     3,152,500

                                           PAR
                                          (000)      VALUE
                                          -----      -----

    US Xchange LLC
      15.00%, 07/01/08..................  $1,425  $  1,485,563
    USA Mobile Communications Holdings,
      Inc.
      9.50%, 02/01/04...................   1,050       855,750
    Viatel, Inc.
      11.25%, 04/15/08..................   2,525     2,588,125
      12.37%, 04/15/08 [STEP]...........   2,250     1,451,250
      11.50%, 03/15/09 144A.............     500       517,500
                                                  ------------
                                                   156,977,522
                                                  ------------
TRANSPORTATION -- 2.3%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07..................     400       382,000
    Ameritruck Distribution Corp.
      Cl-B++++
      12.25%, 11/15/05..................   1,950       117,000
    Avis Rent A Car, Inc. 144A
      11.00%, 05/01/09..................   1,750     1,785,000
    Gearbulk Holding Ltd.
      11.25%, 12/01/04..................   1,950     2,013,375
    Holt Group 144A
      9.75%, 01/15/06...................   1,350       897,750
    Johnstown America Industries, Inc.
      11.75%, 08/15/05..................     600       636,000
    Motor Coach Industries, Inc. 144A
      11.25%, 05/01/09..................   2,100     2,110,500
    Stena AB
      10.50%, 12/15/05..................   3,275     3,291,375
      8.75%, 06/15/07...................   3,275     3,004,813
    Stena Line AB
      10.625%, 06/01/08.................   1,250       946,875
                                                  ------------
                                                    15,184,688
                                                  ------------
UTILITIES -- 0.5%
    CMS Energy Corp.
      7.50%, 01/15/09...................   1,100     1,037,179
    International Utility Structures,
      Inc.
      10.75%, 02/01/08..................     925       931,938
    Niagara Mohawk Power Corp. Cl-H
      [STEP]
      8.242%, 07/01/10..................   2,100     1,578,843
                                                  ------------
                                                     3,547,960
                                                  ------------
TOTAL CORPORATE OBLIGATIONS (Cost
  $639,270,106).........................           607,666,792
                                                  ------------
                                          SHARES
                                          ------
COMMON STOCK -- 0.1%
BROADCASTING -- 0.0%
    Australis Holdings Warrants*........   1,000             0
    Diva Systems Corp. Warrants*........   4,875        58,500
                                                  ------------
                                                        58,500
                                                  ------------
CHEMICALS -- 0.0%
    Sterling Chemicals Holdings
      Warrants*.........................   1,075        16,125
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------     -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing System, Inc.
      Warrants 144A*....................     875  $      4,375
                                                  ------------
HEALTHCARE SERVICES -- 0.0%
    Icon Health & Fitness Corp. Warrants
      144A*.............................     250           125
                                                  ------------
METALS & MINING -- 0.0%
    Bar Technologies, Inc. Warrants
      144A*.............................     300         6,000
    Royal Oak Mines, Inc................  66,164             0
                                                  ------------
                                                         6,000
                                                  ------------
PRINTING & PUBLISHING -- 0.0%
    Affiliated Newspaper Investments,
      Inc.*.............................   1,000       150,000
                                                  ------------
TELECOMMUNICATIONS -- 0.0%
    MetroNet Communications Corp.
      Warrants 144A*....................   1,525       117,425
    Pathnet, Inc. Warrants 144A*........   2,350        23,794
    Pegasus Communications Corp.*.......   1,128        44,838
    Pegasus Communications Corp.
      Warrants*.........................   1,500        90,750
    Sullivan Broadcasting Holdings*.....   2,400             0
    UIH Australia Warrants*.............   3,100         3,488
    Wireless One, Inc. Warrants*........   1,500            15
                                                  ------------
                                                       280,310
                                                  ------------
TOTAL COMMON STOCK (Cost $34,288).......               515,435
                                                  ------------
PREFERRED STOCK -- 3.3%
BROADCASTING -- 1.1%
    Benedek Communications Corp.
      11.50% [PIK]......................   1,600     1,224,000
    Capstar Broadcasting Corp.
      12.00% [PIK]......................   8,242       958,074
    Capstar Communications, Inc. Cl-E
      12.625% [PIK].....................   9,101     1,105,772
    Cumulus Media, Inc. Cl-A
      13.75%............................   1,428     1,578,461
    Sinclair Capital
      11.625%...........................  18,500     1,951,750
                                                  ------------
                                                     6,818,057
                                                  ------------
CONTAINERS & PACKAGING -- 0.1%
    Packaging Corp. of America, Inc.
      12.375% [PIK] 144A................   5,250       555,188
                                                  ------------
FINANCIAL SERVICES -- 0.1%
    California Federal Capital Corp.
      Cl-A
      9.125% [PIK]......................  30,000       800,640
                                                  ------------
FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK]......................   8,026       317,027
                                                  ------------

                                          SHARES     VALUE
                                          ------     -----

HEALTHCARE SERVICES -- 0.1%
    River Holding Corp. Cl-B
      11.50% [PIK]......................   5,604  $    393,681
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.0%
    International Utility Structures,
      Inc. $13.00 [PIK] 144A............     125       123,125
    International Utility Structures,
      Inc.
      13.00% [PIK] 144A.................      16         1,540
                                                  ------------
                                                       124,665
                                                  ------------
MACHINERY & EQUIPMENT -- 0.1%
    Fairfield Manufacturing Co., Inc.
      11.25%............................     650       668,688
                                                  ------------
OIL & GAS -- 0.1%
    R&B Falcon Corp.
      13.875% [PIK] 144A................     750       774,375
                                                  ------------
PRINTING & PUBLISHING -- 1.0%
    Primedia, Inc. Cl-D
      10.00%............................  10,750     1,104,563
    Primedia, Inc. Cl-F
      9.20%.............................  15,000     1,492,500
    Primedia, Inc. Cl-H
      8.625%............................  43,100     3,965,200
                                                  ------------
                                                     6,562,263
                                                  ------------
TELECOMMUNICATIONS -- 0.7%
    Nextel Communications, Inc.
      13.00% [PIK]......................   1,092     1,185,238
    Nextel Communications, Inc. Cl-E
      11.125% [PIK].....................     859       863,295
    Pegasus Communications Corp. Cl-A
      12.75% [PIK]......................   2,437     2,522,698
                                                  ------------
                                                     4,571,231
                                                  ------------
TOTAL PREFERRED STOCK (Cost $21,154,412)........    21,585,815
                                                  ------------
                                           PAR
                                          (000)
                                          ------
REPURCHASE AGREEMENTS -- 1.4%
    Greenwich Capital Markets, Inc.,
      4.78% dated 06/30/99, maturing
      07/01/99, repurchase price
      $8,857,176 (Collateralized by U.S.
      Treasury Bonds, par value
      $6,179,000, market value
      $9,058,968 due 08/15/15)
    (Cost $8,856,000)...................  $8,856     8,856,000
                                                  ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------     -----
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund......     230  $        230
    Temporary Investment Fund...........     229           229
                                                  ------------
    (Cost $459).........................                   459
                                                  ------------
TOTAL INVESTMENTS -- 98.6%
  (Cost $669,315,265)...........................   638,624,501
OTHER ASSETS LESS LIABILITIES -- 1.4%...........     8,856,023
                                                  ------------
NET ASSETS -- 100.0%............................  $647,480,524
                                                  ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++++ Illiquid security. At the end of the period, these securities amounted to 0.8% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 13.7% of net assets.

See Notes to Financial Statements.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 45.9%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. ..............      3,800   $    304,000
                                                    ------------
AEROSPACE -- 0.7%
    AlliedSignal, Inc. ...............      9,600        604,800
    Boeing Co. .......................     11,768        519,998
    Gulfstream Aerospace Corp.*.......      2,500        168,906
    Litton Industries, Inc. ..........      1,300         93,275
    Lockheed Martin Corp. ............      5,600        208,600
    Northrop Grumman Corp. ...........      2,300        152,519
    Primex Technologies, Inc. ........        840         18,112
    Raytheon Co. Cl-A.................        535         36,848
    Raytheon Co. Cl-B.................      5,100        358,912
    United Technologies Corp. ........      8,427        604,111
                                                    ------------
                                                       2,766,081
                                                    ------------
AIRLINES -- 0.2%
    Alaska Air Group, Inc.*...........      2,700        112,725
    AMR Corp.*........................      3,800        259,350
    Delta Air Lines, Inc. ............      2,600        149,825
    Southwest Airlines Co. ...........      8,750        272,344
                                                    ------------
                                                         794,244
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    Ford Motor Co. ...................     16,700        942,506
    General Motors Corp. .............      9,900        653,400
    Honda Motor Co. Ltd. [ADR]........      7,100        615,925
                                                    ------------
                                                       2,211,831
                                                    ------------
AUTOMOTIVE PARTS -- 0.3%
    Arvin Industries, Inc. ...........      1,800         68,175
    Dana Corp. .......................      2,880        132,660
    Delphi Automotive Systems
      Corp. ..........................      6,919        128,434
    Eaton Corp. ......................      1,600        147,200
    Federal-Mogul Corp. ..............      2,600        135,200
    Genuine Parts Co. ................      5,750        201,250
    Goodyear Tire & Rubber Co. .......      2,400        141,150
    Lear Corp.*.......................      3,100        154,225
    Mark IV Industries, Inc. .........      4,300         90,837
    Superior Industries International,
      Inc. ...........................      2,500         68,281
    TRW, Inc. ........................      3,400        186,575
                                                    ------------
                                                       1,453,987
                                                    ------------
BEVERAGES -- 1.0%
    Anheuser-Busch Companies, Inc. ...      7,500        532,031
    Cadbury Schweppes PLC [ADR].......     15,346        408,587
    Coca-Cola Co. ....................     31,800      1,987,500
    Coca-Cola Enterprises, Inc. ......     11,300        347,475
    PepsiCo, Inc. ....................     18,600        719,587
    Whitman Corp. ....................      3,400         61,200
                                                    ------------
                                                       4,056,380
                                                    ------------
BROADCASTING -- 0.2%
    CBS Corp.*........................      9,000        390,937
    Chris-Craft Industries, Inc.*.....      1,420         66,917
    Clear Channel Communications,
      Inc.*...........................      4,400        303,325
                                                    ------------
                                                         761,179
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
BUILDING MATERIALS -- 0.2%
    Armstrong World Industries,
      Inc. ...........................        800   $     46,250
    Clayton Homes, Inc. ..............      6,450         73,772
    Fastenal Co. .....................      2,100        110,119
    Martin Marietta Materials
      Corp. ..........................      2,300        135,700
    Masco Corp. ......................      7,200        207,900
    Modine Manufacturing Co. .........      1,100         35,819
    USG Corp. ........................      1,800        100,800
    Vulcan Materials Co. .............      3,900        188,175
    York International Corp. .........      2,000         85,625
                                                    ------------
                                                         984,160
                                                    ------------
BUSINESS SERVICES -- 0.2%
    Comdisco, Inc. ...................      5,700        146,062
    Convergys Corp.*..................      4,300         82,775
    Equifax, Inc. ....................      3,700        132,044
    Manpower, Inc. ...................      3,800         85,975
    Navigant International, Inc.*.....        215          1,686
    Olsten Corp. .....................      2,000         12,625
    Quintiles Transnational Corp.*....      2,300         96,600
    Robert Half International,
      Inc. ...........................      3,850        100,100
                                                    ------------
                                                         657,867
                                                    ------------
CAPITAL GOODS -- 0.0%
    Harsco Corp. .....................      2,600         83,200
                                                    ------------
CHEMICALS -- 0.9%
    AKZO Nobel NV [ADR]...............      2,000         84,750
    Arch Chemicals, Inc. .............      1,050         25,528
    Cabot Corp. ......................      3,000         72,562
    Crompton & Knowles Corp. .........      3,800         74,337
    Dexter Corp. .....................      1,500         61,219
    Dow Chemical Co. .................      3,600        456,750
    DuPont, (E.I.) de Nemours &
      Co. ............................     15,100      1,031,519
    FMC Corp.*........................      1,600        109,300
    Great Lakes Chemical Corp. .......      2,500        115,156
    Hanna, (M.A.) Co. ................      3,400         55,887
    IMC Global, Inc. .................      4,700         82,837
    Imperial Chemical Industries
      PLC.............................      5,800        230,550
    Lubrizol Corp. ...................      2,200         59,950
    Monsanto Co. .....................      9,000        354,937
    Olin Corp. .......................      3,600         47,475
    PPG Industries, Inc. .............      3,600        212,625
    Rohm & Haas Co. ..................      6,459        276,951
    Schulman, (A.), Inc. .............      3,000         51,562
    Solutia, Inc. ....................      5,560        118,497
    Witco Corp. ......................      3,100         62,000
                                                    ------------
                                                       3,584,392
                                                    ------------
CLOTHING & APPAREL -- 0.3%
    Abercrombie & Fitch Co. Cl-A*.....      3,600        172,800
    AnnTaylor Stores Corp.*...........      1,600         72,000
    Cintas Corp. .....................      3,600        241,875
    Jones Apparel Group, Inc.*........      5,200        178,425
    Nike, Inc. Cl-B...................      5,500        348,219
    Payless ShoeSource, Inc.*.........      1,572         84,102

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Ross Stores, Inc. ................      2,000   $    100,750
    Springs Industries, Inc. Cl-A.....      2,000         87,250
    Unifi, Inc. ......................      3,200         68,000
                                                    ------------
                                                       1,353,421
                                                    ------------
COMPUTER HARDWARE -- 1.8%
    Compaq Computer Corp. ............     21,968        520,367
    Dell Computer Corp.*..............     41,600      1,539,200
    EMC Corp.*........................     15,000        825,000
    Hewlett-Packard Co. ..............     14,100      1,417,050
    International Business Machines
      Corp. ..........................     22,200      2,869,350
    Quantum Corp.*....................      5,300        127,862
    Seagate Technology, Inc.*.........      4,500        115,312
    Storage Technology Corp.*.........      3,700         84,175
                                                    ------------
                                                       7,498,316
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 4.1%
    Adobe Systems, Inc. ..............        600         49,294
    America Online, Inc.*.............     19,000      2,099,500
    Automatic Data Processing,
      Inc. ...........................      8,000        352,000
    Aztec Technology Partners,
      Inc.*...........................        430            826
    BMC Software, Inc.*...............      7,300        394,200
    Cadence Design Systems, Inc.*.....      6,000         76,500
    Ceridian Corp.*...................      5,200        169,975
    Cisco Systems, Inc.*..............     39,350      2,538,075
    Citrix Systems, Inc.*.............      3,100        175,150
    CompUSA, Inc.*....................      3,500         26,031
    Computer Associates International,
      Inc. ...........................      7,362        404,910
    Compuware Corp.*..................     11,400        362,662
    Comverse Technology, Inc.*........      2,400        181,200
    DST Systems, Inc.*................        900         56,587
    Electronic Arts, Inc.*............      2,800        151,900
    Electronic Data Systems Corp. ....      6,100        345,031
    First Data Corp. .................      7,200        352,350
    Fiserv, Inc.*.....................      4,125        129,164
    Informix Corp.*...................      2,900         24,741
    Intuit, Inc.*.....................      2,300        207,287
    Keane, Inc.*......................      2,600         58,825
    Microsoft Corp.*..................     64,400      5,808,075
    NCR Corp.*........................      2,400        117,150
    Network Associates, Inc.*.........      4,650         68,297
    Novell, Inc.*.....................      9,500        251,750
    Oracle Corp.*.....................     22,725        843,666
    Parametric Technology Corp.*......      5,000         69,375
    Paychex, Inc. ....................      8,100        258,187
    Policy Management Systems
      Corp.*..........................      1,700         51,000
    Siebel Systems, Inc.*.............      3,500        232,312
    Sterling Commerce, Inc.*..........      3,400        124,100
    Structural Dynamics Research
      Corp.*..........................      2,500         46,406
    Sun Microsystems, Inc.*...........     11,800        812,725
    SunGard Data Systems, Inc.*.......      3,200        110,400
    Symantec Corp.*...................      2,600         66,300
    Synopsys, Inc.*...................      2,300        126,931
    Tech Data Corp.*..................      1,900         72,675
                                                    ------------
                                                      17,215,557
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CONGLOMERATES -- 0.8%
    Berkshire Hathaway, Inc. Cl-B*....        136   $    305,864
    Corning, Inc. ....................      5,200        364,650
    Hanson PLC [ADR]..................        337         14,954
    Minnesota Mining & Manufacturing
      Co. ............................      5,700        495,544
    Ogden Corp. ......................      2,500         67,344
    Philip Morris Companies, Inc. ....     32,500      1,306,094
    Tomkins PLC [ADR].................      1,538         28,068
    Tyco International Ltd. ..........      7,400        701,150
    Viad Corp. .......................      4,500        139,219
                                                    ------------
                                                       3,422,887
                                                    ------------
CONSTRUCTION -- 0.0%
    Granite Construction, Inc. .......      1,650         48,366
    Jacobs Engineering Group, Inc.*...      1,700         64,600
                                                    ------------
                                                         112,966
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 1.0%
    ACNielsen Corp.*..................      3,100         93,775
    Church and Dwight Co., Inc. ......      1,000         43,500
    Clorox Co. .......................        628         67,078
    Colgate-Palmolive Co. ............      4,000        395,000
    Cross, (A.T.) Co. Cl-A............      1,400          7,787
    Dial Corp. .......................      3,600        133,875
    Eastman Kodak Co. ................      3,300        223,575
    Fortune Brands, Inc. .............      4,100        169,637
    Gallaher Group PLC [ADR]..........      2,400         58,650
    Gillette Co. .....................     15,600        639,600
    Imperial Tobacco Group PLC [ADR]..        675         14,766
    International Flavors &
      Fragrances, Inc. ...............      3,200        142,000
    Lancaster Colony Corp. ...........      1,550         53,475
    National Presto Industries,
      Inc. ...........................        800         30,600
    Pittston Brink's Group............      1,300         34,775
    Premark International, Inc. ......      2,400         90,000
    Procter & Gamble Co. .............     17,400      1,552,950
    Shaw Industries, Inc.*............      5,100         84,150
    Sotheby's Holdings, Inc. Cl-A.....      3,400        129,625
    Stewart Enterprises, Inc. ........      5,000         72,812
    Universal Corp. ..................      1,800         51,187
                                                    ------------
                                                       4,088,817
                                                    ------------
CONTAINERS & PACKAGING -- 0.1%
    Bemis Co., Inc. ..................      2,700        107,325
    Owens-Illinois, Inc.*.............      3,700        120,944
    Sealed Air Corp.*.................      2,400        155,700
    Sonoco Products Co. ..............      3,910        117,056
                                                    ------------
                                                         501,025
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.6%
    Altera Corp.*.....................     12,000        441,750
    American Power Conversion
      Corp.*..........................      7,600        152,950
    Analog Devices, Inc.*.............      9,633        483,456
    Applied Materials, Inc.*..........      6,600        487,575
    Arrow Electronics, Inc.*..........      4,500         85,500
    Diebold, Inc. ....................      2,700         77,625
    Emerson Electric Co. .............      6,000        377,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    General Electric Co. .............     40,200   $  4,542,600
    Hitachi Ltd. [ADR]................      3,400        321,087
    Honeywell, Inc. ..................      2,600        301,275
    Hubbell, Inc. Cl-B................      2,500        113,437
    Koninklijke (Royal) Philips
      Electronics NV NY Reg. .........      5,888        593,952
    Linear Technology Corp. ..........      5,200        349,700
    Maxim Integrated Products,
      Inc.*...........................      4,500        299,250
    Molex, Inc. ......................      6,475        239,575
    Rockwell International Corp. .....      4,100        249,075
    SCI Systems, Inc.*................      2,200        104,500
    Solectron Corp.*..................      7,200        480,150
    Symbol Technologies, Inc. ........      2,962        109,224
    Tandy Corp. ......................      4,800        234,600
    Teleflex, Inc. ...................      1,800         78,187
    Teradyne, Inc.*...................      3,100        222,425
    Texas Instruments, Inc. ..........      3,900        565,500
    Varian, Inc. .....................      1,900         25,650
    Varian Medical Systems, Inc. .....      1,900         47,975
    Varian Semiconductor Equipment
      Associates, Inc. ...............      1,900         32,300
                                                    ------------
                                                      11,016,568
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Brunswick Corp. ..................      2,000         55,750
    Callaway Golf Co. ................      2,200         32,175
    Carnival Corp. ...................      7,700        373,450
    Disney, (Walt) Co. ...............     25,292        779,310
    Harley-Davidson, Inc. ............      5,300        288,187
    International Game Technology.....      4,600         85,100
    Mandalay Resort Group*............      3,800         80,275
    Mattel, Inc. .....................      4,100        108,394
    Mirage Resorts, Inc.*.............      3,800         63,650
    President Casinos, Inc.
      Warrants*.......................        883             44
    Time Warner, Inc. ................     15,200      1,117,200
    Viacom, Inc. Cl-B*................     11,600        510,400
                                                    ------------
                                                       3,493,935
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.2%
    Allied Waste Industries, Inc.*....      5,400        106,650
    Browning-Ferris Industries,
      Inc. ...........................      4,740        203,820
    Tetra Tech, Inc.*.................      2,343         38,659
    Waste Management, Inc. ...........     12,959        696,546
                                                    ------------
                                                       1,045,675
                                                    ------------
FINANCIAL-BANK & TRUST -- 3.3%
    Astoria Financial Corp. ..........      2,400        105,450
    Australia and New Zealand Banking
      Group Ltd. [ADR]................      3,600        133,650
    Banco Bilbao Vizcaya [ADR]........     27,000        394,875
    Banco Frances SA [ADR]............      5,060         96,140
    Bank of New York Co., Inc. .......      9,400        344,862
    Bank One Corp. ...................     16,234        966,938
    BankAmerica Corp. ................     22,360      1,639,267
    BankBoston Corp. .................      4,100        209,612
    CCB Financial Corp. ..............      2,000        105,750
    Charter One Financial, Inc. ......      5,940        165,206
    Chase Manhattan Corp. ............     11,112        962,577
    City National Corp. ..............      1,800         67,387

                                         SHARES        VALUE
                                         ------        -----
    Dime Bancorp, Inc. ...............      5,100   $    102,637
    Fifth Third Bancorp...............      4,725        314,508
    First Security Corp. .............      8,287        225,821
    First Tennessee National Corp. ...      5,400        206,887
    First Union Corp. ................     12,608        592,576
    First Virginia Banks, Inc. .......      2,000         98,250
    Firstar Corp. ....................      9,120        255,360
    Fleet Financial Group, Inc. ......      8,400        372,750
    Golden West Financial Corp. ......        800         78,400
    GreenPoint Financial Corp. .......      3,000         98,437
    Hibernia Corp. Cl-A...............      5,500         86,281
    Huntington Bancshares, Inc. ......      6,060        212,100
    Keycorp...........................      8,000        257,000
    Marshall & Ilsley Corp. ..........      4,300        276,812
    Mellon Bank Corp. ................      8,800        320,100
    Mercantile Bancorporation,
      Inc. ...........................      4,100        234,212
    Mercantile Bankshares Corp. ......      3,300        116,737
    Morgan, (J.P.) & Co., Inc. .......      2,600        365,300
    National City Corp. ..............      4,260        279,030
    North Fork Bancorporation,
      Inc. ...........................      4,400         93,775
    Northern Trust Corp. .............      3,600        349,200
    Old Kent Financial Corp. .........      4,935        206,653
    Pacific Century Financial
      Corp. ..........................      3,900         84,094
    PNC Bank Corp. NA.................      5,520        318,090
    Regions Financial Corp. ..........      2,700        103,781
    Silicon Valley Bancshares*........      1,400         34,650
    Southtrust Corp. .................      5,200        199,550
    State Street Boston Corp. ........      2,900        247,587
    Summit Bancorp....................      4,600        192,337
    SunTrust Banks, Inc. .............      3,648        253,308
    TCF Financial Corp. ..............      3,800        105,925
    U.S. Bancorp......................     13,659        464,406
    Union Planters Corp. .............      2,800        125,125
    Wells Fargo & Co. ................     24,800      1,060,200
    Wilmington Trust Corp. ...........      1,400         80,325
    Zions Bancorp.....................      2,700        171,450
                                                    ------------
                                                      13,775,368
                                                    ------------
FINANCIAL SERVICES -- 2.2%
    AMBAC Financial Group, Inc. ......      2,400        137,100
    American Express Co. .............      5,100        663,637
    Associates First Capital Corp.
      Cl-A............................     12,228        541,853
    Bear Stearns Companies, Inc. .....      3,900        182,325
    Block, (H&R), Inc. ...............      3,700        185,000
    Capital One Financial Corp. ......      4,200        233,887
    Citigroup, Inc. ..................     43,005      2,042,737
    Concord EFS, Inc.*................      4,300        181,944
    E*TRADE Group, Inc.*..............      4,000        159,750
    Echelon International Corp.*......        846         18,929
    Edwards, (A.G.), Inc. ............      3,350        108,037
    Fannie Mae........................     15,000      1,025,625
    FINOVA Group, Inc. ...............      2,500        131,562
    Franklin Resources, Inc. .........      5,700        231,562
    Freddie Mac.......................     10,600        614,800
    Grupo Financiero Bancomer [ADR]
      144A*...........................      1,400         10,150
    Household International, Inc. ....      5,900        279,512
    Merrill Lynch & Co., Inc. ........      3,900        311,756

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--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Morgan Stanley, Dean Witter &
      Co. ............................      7,485   $    767,212
    Paine Webber Group, Inc. .........      5,800        271,150
    Schwab, (Charles) Corp. ..........      6,975        766,378
    The Dun & Bradstreet Corp. .......      3,600        127,575
    Waddell & Reed Financial, Inc.
      Cl-A............................        261          7,161
    Waddell & Reed Financial, Inc.
      Cl-B............................      1,116         30,132
    Washington Mutual, Inc. ..........      3,750        132,656
                                                    ------------
                                                       9,162,430
                                                    ------------
FOOD -- 1.5%
    Albertson's, Inc. ................      7,224        372,487
    Archer-Daniels-Midland Co. .......     11,321        174,768
    Bestfoods, Inc. ..................      5,500        272,250
    Campbell Soup Co. ................      7,800        361,725
    ConAgra, Inc. ....................      6,800        181,050
    Dean Foods Corp. .................      1,400         58,187
    Diageo PLC [ADR]..................     11,047        475,021
    Dole Food Co. ....................      2,800         82,250
    Flowers Industries, Inc. .........      3,000         65,062
    General Mills, Inc. ..............      2,500        200,937
    Heinz, (H.J.) Co. ................      6,250        313,281
    Hershey Foods Corp. ..............      3,200        190,000
    Hormel Foods Corp. ...............      3,000        120,750
    IBP, Inc. ........................      4,300        102,125
    Interstate Bakeries Corp. ........      3,000         67,312
    Kellogg Co. ......................      7,500        247,500
    Kroger Co.*.......................     16,800        469,350
    Lance, Inc. ......................      3,200         50,000
    McCormick & Co., Inc. ............      4,100        129,406
    Ralston Purina Group Co. .........      6,300        191,756
    Safeway, Inc.*....................      6,060        299,970
    Sara Lee Corp. ...................     12,400        281,325
    Smucker, (J.M.) Co. ..............      1,600         35,600
    Starbucks Corp.*..................      6,200        232,887
    The Earthgrains Co. ..............        592         15,281
    Tyson Foods, Inc. ................      7,300        164,250
    U.S. Foodservice, Inc.*...........      2,100         89,512
    Unilever NV NY Reg. ..............     13,407        935,138
    Universal Foods Corp. ............      3,700         78,162
    Wrigley, (Wm., Jr.) Co. ..........      1,300        117,000
                                                    ------------
                                                       6,374,342
                                                    ------------
FURNITURE -- 0.1%
    Leggett & Platt, Inc. ............      8,700        241,969
                                                    ------------
HEALTHCARE SERVICES -- 0.5%
    Amgen, Inc.*......................      9,200        560,050
    Apria Healthcare Group, Inc.*.....      7,500        127,500
    Columbia HCA Healthcare Corp. ....     11,096        253,127
    Concentra Managed Care, Inc.*.....      2,800         41,475
    Foundation Health Systems*........      6,400         96,000
    Health Management Associates, Inc.
      Cl-A*...........................      8,950        100,687
    Healthsouth Corp.*................      6,200         92,612
    IMS Health, Inc. .................      7,000        218,750
    LifePoint Hospitals, Inc.*........        583          7,816
    McKesson HBOC, Inc. ..............      2,600         83,525
    Omnicare, Inc. ...................      3,800         47,975
    Oxford Health Plans, Inc.*........      1,300         20,231

                                         SHARES        VALUE
                                         ------        -----
    PacifiCare Health Systems,
      Inc.*...........................      1,800   $    129,487
    Quorum Health Group, Inc.*........      3,600         45,225
    Total Renal Care Holdings,
      Inc.*...........................      2,700         42,019
    Triad Hospitals, Inc.*............        583          7,852
    United HealthCare Corp. ..........      4,700        294,337
                                                    ------------
                                                       2,168,668
                                                    ------------
HOTELS & MOTELS -- 0.0%
    Promus Hotel Corp.*...............      2,600         80,600
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]..........      2,664         81,418
                                                    ------------
                                                         162,018
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Kaydon Corp. .....................      2,200         73,975
                                                    ------------
INSURANCE -- 1.4%
    Aetna, Inc. ......................      3,302        295,323
    AFLAC, Inc. ......................      8,900        426,087
    Allstate Corp. ...................     10,600        380,275
    American Financial Group, Inc. ...      2,400         81,750
    American General Corp. ...........      4,300        324,112
    American International Group,
      Inc. ...........................     16,016      1,874,873
    Chubb Corp. ......................      3,300        229,350
    CIGNA Corp. ......................      3,900        347,100
    Conseco, Inc. ....................      5,691        173,220
    HSB Group, Inc. ..................      1,650         67,959
    Lincoln National Corp. ...........      3,400        177,862
    Loews Corp. ......................      2,100        166,162
    Old Republic International
      Corp. ..........................      5,800        100,412
    Progressive Corp. ................      1,400        203,000
    Provident Companies, Inc. ........      4,900        196,000
    ReliaStar Financial Corp. ........      3,000        131,250
    Selective Insurance Group,
      Inc. ...........................      4,500         85,781
    Torchmark Corp. ..................      4,600        156,975
    Transatlantic Holdings, Inc. .....      1,050         78,684
    UNUM Corp. .......................      4,200        229,950
                                                    ------------
                                                       5,726,125
                                                    ------------
LUMBER & WOOD PRODUCTS -- 0.0%
    Deltic Timber Corp. ..............        342          9,213
    Rayonier, Inc. ...................      1,600         79,700
                                                    ------------
                                                          88,913
                                                    ------------
MACHINERY & EQUIPMENT -- 0.6%
    AGCO Corp. .......................      2,100         23,756
    Black & Decker Corp. .............      2,700        170,437
    Caterpillar, Inc. ................      6,700        402,000
    Danaher Corp. ....................      4,500        261,562
    Deere & Co. ......................      4,000        158,500
    Federal Signal Corp. .............      2,400         50,850
    Flowserve Corp. ..................      2,900         54,919
    Gencorp, Inc. ....................      2,800         70,700
    Illinois Tool Works, Inc. ........      4,200        344,400
    Ingersoll-Rand Co. ...............      2,700        174,487
    Kennametal, Inc. .................      1,200         37,200
    Nordson Corp. ....................      1,000         61,250
    Pall Corp. .......................      5,400        119,812
    Precision Castparts Corp. ........        700         29,750
    Sequa Corp. Cl-A*.................        700         49,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Smith International, Inc.*........      2,000   $     86,875
    Tecumseh Products Co. Cl-A........      1,400         84,787
    Thermo Electron Corp.*............      6,300        126,394
    Weatherford International,
      Inc.*...........................      2,320         84,970
                                                    ------------
                                                       2,391,649
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Abbott Laboratories...............     19,900        905,450
    Baxter International, Inc. .......      4,800        291,000
    Beckman Coulter, Inc. ............      1,500         72,937
    Becton Dickinson & Co. ...........      6,800        204,000
    Bergen Brunswig Corp. Cl-A........      3,800         65,550
    Boston Scientific Corp.*..........      8,800        386,650
    Centocor, Inc.*...................      2,200        102,575
    Forest Laboratories, Inc.*........      3,400        157,250
    Genzyme Corp.*....................      2,100        101,850
    Genzyme Surgical Products*........        376          1,656
    Genzyme Tissue Repair*............         63            128
    Guidant Corp. ....................      6,400        329,200
    Hillenbrand Industries, Inc. .....      2,700        116,775
    Johnson & Johnson Co. ............     16,600      1,626,800
    Medtronic, Inc. ..................      7,500        584,063
    STERIS Corp.*.....................      4,000         77,500
    Stryker Corp. ....................      3,400        204,425
    Sybron International Corp.*.......      3,700        101,981
                                                    ------------
                                                       5,329,790
                                                    ------------
METALS & MINING -- 0.2%
    Alcoa, Inc. ......................      7,800        482,625
    Barrick Gold Corp. ...............      8,000        155,000
    Brush Wellman, Inc. ..............      2,400         43,500
    Carpenter Technology Corp. .......      2,200         62,838
    Nucor Corp. ......................      2,800        132,825
    Placer Dome, Inc. ................      9,900        116,944
                                                    ------------
                                                         993,732
                                                    ------------
OFFICE EQUIPMENT -- 0.4%
    Herman Miller, Inc. ..............      2,800         58,800
    Ikon Office Solutions, Inc. ......      6,800        102,000
    Office Depot, Inc.*...............     11,550        254,822
    Pitney Bowes, Inc. ...............      4,900        314,825
    Standard Register Co. ............      1,700         52,275
    Staples, Inc.*....................     11,625        359,648
    Wallace Computer Service, Inc. ...      2,900         72,500
    Xerox Corp. ......................     10,400        614,250
                                                    ------------
                                                       1,829,120
                                                    ------------
OIL & GAS -- 3.4%
    Amerada Hess Corp. ...............      4,700        279,650
    Anadarko Petroleum Corp. .........      4,800        176,700
    Apache Corp. .....................      1,600         62,400
    Atlantic Richfield Co. ...........      4,900        409,456
    BJ Services Co.*..................      9,000        264,938
    BP Amoco PLC [ADR]................      6,100        661,850
    Chevron Corp. ....................      7,400        704,388
    El Paso Energy Corp. .............      4,600        161,863
    ENI Co. SPA [ADR].................      5,500        330,000
    Ensco International, Inc. ........      5,500        109,656
    Exxon Corp. ......................     30,200      2,329,175

                                         SHARES        VALUE
                                         ------        -----
    Global Marine, Inc.*..............      8,700   $    134,306
    Halliburton Co. ..................      5,800        262,450
    Helmerich & Payne, Inc. ..........      1,800         42,863
    Keyspan Corp. ....................      5,400        142,425
    MCN Energy Group, Inc. ...........      3,600         74,700
    Mobil Corp. ......................     10,100        999,900
    Murphy Oil Corp. .................      2,400        117,150
    Nabors Industries, Inc.*..........      4,300        105,081
    National Fuel Gas Co. ............      2,000         97,000
    Noble Affiliates, Inc. ...........      2,500         70,469
    Noble Drilling Corp.*.............      3,300         64,969
    Occidental Petroleum Corp. .......     13,100        276,738
    Phillips Petroleum Co. ...........      4,000        201,250
    Ranger Oil Ltd.*..................      7,800         38,513
    Repsol SA [ADR]...................      9,000        182,813
    Royal Dutch Petroleum Co. ........     46,000      2,771,500
    Schlumberger Ltd. ................      8,100        515,869
    Shell Transport & Trading Co.
      [ADR]...........................     15,700        728,088
    Societe Nationale Elf Aquitaine SA
      [ADR]...........................      2,000        147,125
    Sonat, Inc. ......................      5,900        195,438
    Texaco, Inc. .....................      6,200        387,500
    Tidewater, Inc. ..................      2,700         82,350
    Tosco Corp. ......................      3,800         98,563
    Total SA [ADR]....................      4,800        309,300
    Transocean Offshore, Inc. ........      2,800         73,500
    Ultramar Diamond Shamrock
      Corp. ..........................      3,900         85,069
    Union Pacific Resources Group,
      Inc. ...........................      5,509         89,866
    Unocal Corp. .....................      5,200        206,050
    USX-Marathon Group, Inc. .........      5,400        175,838
    Valero Energy Corp. ..............      3,800         81,463
    Washington Gas Light Co. .........      2,200         57,200
                                                    ------------
                                                      14,305,422
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.4%
    Bowater, Inc. ....................      2,200        103,950
    Consolidated Papers, Inc. ........      4,600        123,050
    Fort James Corp. .................      4,100        155,288
    Georgia Pacific Group.............      3,000        142,125
    Georgia-Pacific Timber Group......      3,100         78,275
    Glatfelter, (P.H.) Co. ...........      2,600         38,025
    International Paper Co. ..........      5,000        252,500
    Kimberly-Clark Corp. .............      9,700        552,900
    Wausau-Mosinee Paper Corp. .......      3,700         66,600
    Weyerhaeuser Co. .................      4,500        309,375
                                                    ------------
                                                       1,822,088
                                                    ------------
PERSONAL SERVICES -- 0.1%
    Cendant Corp.*....................     12,168        249,444
    Service Corp. International.......      5,300        102,025
                                                    ------------
                                                         351,469
                                                    ------------
PHARMACEUTICALS -- 3.0%
    American Home Products Corp. .....     16,600        954,500
    AstraZeneca Group PLC [ADR].......     12,000        470,250
    Biogen, Inc.*.....................      6,000        385,875
    Bristol-Meyers Squibb Co. ........     24,600      1,732,763
    Cardinal Health, Inc. ............      6,029        386,610

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Carter-Wallace, Inc. .............      3,900   $     70,931
    Chiron Corp.*.....................      6,700        139,025
    Genzyme-Molecular Oncology*.......        226            622
    Glaxo Wellcome PLC [ADR]..........      8,900        503,963
    ICN Pharmaceuticals, Inc. ........      2,700         86,906
    Ivax Corp.*.......................      7,400        104,525
    Lilly, (Eli) & Co. ...............     14,200      1,017,075
    Merck & Co., Inc. ................     30,700      2,271,800
    Mylan Laboratories, Inc. .........      4,000        106,000
    Perrigo Co.*......................      5,300         40,413
    Pfizer, Inc. .....................     16,300      1,788,925
    Pharmacia & Upjohn, Inc. .........      7,500        426,094
    Schering-Plough Corp. ............     18,800        996,400
    Warner-Lambert Co. ...............     11,400        790,875
    Watson Pharmaceuticals, Inc.*.....      3,400        119,213
                                                    ------------
                                                      12,392,765
                                                    ------------
PRINTING & PUBLISHING -- 0.4%
    Banta Corp. ......................      2,900         60,900
    Belo, (A.H.) Corp. Cl-A...........      3,400         66,938
    Donnelley, (R.R.) & Sons Co. .....      2,600         96,363
    Gannett Co., Inc. ................      5,200        371,150
    Lexmark International Group,
      Inc. Cl-A*......................      4,800        317,100
    McGraw-Hill Co., Inc. ............      5,800        312,838
    Tribune Co. ......................      2,100        182,963
    Washington Post Co. Cl-B..........        400        215,100
    Workflow Management, Inc.*........        286          4,102
                                                    ------------
                                                       1,627,454
                                                    ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp. ..........................      5,100        158,100
    Kansas City Southern Industries,
      Inc. ...........................      5,400        344,588
    Norfolk Southern Corp. ...........      6,000        180,750
    Trinity Industries, Inc. .........      2,700         90,450
    Union Pacific Corp. ..............      3,000        174,938
                                                    ------------
                                                         948,826
                                                    ------------
RESTAURANTS -- 0.3%
    Brinker International, Inc.*......      7,300        198,469
    CBRL Group, Inc. .................      2,700         46,744
    Darden Restaurants, Inc. .........      6,500        141,781
    McDonald's Corp. .................     16,200        669,263
    Outback Steakhouse, Inc.*.........      3,600        141,525
    Tricon Global Restaurants,
      Inc.*...........................      1,480         80,105
                                                    ------------
                                                       1,277,887
                                                    ------------
RETAIL & MERCHANDISING -- 2.3%
    Barnes & Noble, Inc.*.............      3,400         93,075
    Bed, Bath & Beyond, Inc.*.........      5,200        200,200
    Best Buy Co., Inc.*...............      7,000        472,500
    BJ's Wholesale Club, Inc.*........      4,000        120,250
    Circuit City Stores, Inc. ........      2,000        186,000
    Costco Companies, Inc.*...........      3,900        312,244
    CVS Corp. ........................      6,500        332,313
    Dayton-Hudson Corp. ..............      7,400        481,000
    Dollar General Corp. .............      4,393        127,397
    Family Dollar Stores, Inc. .......      6,300        151,200
    Federated Department Stores,
      Inc.*...........................      3,500        185,281

                                         SHARES        VALUE
                                         ------        -----
    Gap, Inc. ........................     12,038   $    606,389
    General Nutrition Companies,
      Inc.*...........................      3,900         90,919
    Home Depot, Inc. .................     19,200      1,237,200
    Kohl's Corp.*.....................      5,600        432,250
    Lands' End, Inc.*.................      3,000        145,500
    May Department Stores Co. ........      5,850        239,119
    Micro Warehouse, Inc.*............      2,600         46,475
    Nordstrom, Inc. ..................      1,900         63,650
    Penney, (J.C.) Co., Inc. .........      3,500        169,969
    Rite Aid Corp. ...................      2,600         64,025
    Saks, Inc.*.......................      5,200        150,150
    School Specialty, Inc.*...........        238          3,823
    Sears, Roebuck & Co. .............      4,800        213,900
    Tiffany & Co. ....................      2,000        193,000
    TJX Companies, Inc. ..............      5,600        186,550
    Toys 'R' Us, Inc.*................      6,920        143,158
    U.S. Office Products Co. .........        537          2,870
    Wal-Mart Stores, Inc. ............     51,800      2,499,350
    Walgreen Co. .....................     15,400        452,375
                                                    ------------
                                                       9,602,132
                                                    ------------
SEMICONDUCTORS -- 0.9%
    Atmel Corp.*......................      4,600        120,463
    Intel Corp. ......................     42,400      2,522,800
    Motorola, Inc. ...................      8,100        767,475
    Xilinx, Inc.*.....................      9,800        561,050
                                                    ------------
                                                       3,971,788
                                                    ------------
TELECOMMUNICATIONS -- 5.7%
    ADC Telecommunications, Inc.*.....      5,900        268,819
    Aliant Communications, Inc. ......      1,800         83,138
    Alltel Corp. .....................      1,702        121,693
    Ameritech Corp. ..................     15,200      1,117,200
    AT&T Corp. .......................     41,731      2,329,111
    Bell Atlantic Corp. ..............     18,514      1,210,353
    BellSouth Corp. ..................     22,600      1,059,375
    British Telecommunications PLC
      [ADR]...........................      3,200        548,000
    CenturyTel, Inc. .................      6,300        250,425
    Cia de Telecomunicaciones de Chile
      SA [ADR]........................      1,700         42,075
    Cincinnati Bell, Inc. ............      4,300        107,231
    Comcast Corp. Cl-A................     14,000        538,125
    Deutsche Telekom AG [ADR].........     12,400        523,900
    Ericsson, (L.M.) Telephone Co.
      [ADR]...........................      9,600        316,200
    France Telecom SA [ADR]...........      5,900        454,300
    GTE Corp. ........................     14,100      1,068,075
    Hong Kong Telecommunications Ltd.
      [ADR]...........................      9,245        249,037
    Leap Wireless International,
      Inc.*...........................        400          8,100
    Lucent Technologies, Inc. ........     35,465      2,391,688
    MCI WorldCom, Inc.*...............     23,697      2,043,866
    MediaOne Group, Inc.*.............      9,100        676,813
    MetroNet Communications Corp.
      Warrants 144A*..................        100          7,700
    Nextel Communications, Inc.
      Cl-A*...........................      3,600        180,675
    Nokia Corp. Cl-A [ADR]............      7,200        659,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Nortel Networks Corp. ............      8,480   $    736,170
    QUALCOMM, Inc.*...................      4,600        660,100
    SBC Communications, Inc. .........     29,430      1,706,940
    Sprint Corp. (FON Group)..........     12,400        654,875
    Sprint Corp. (PCS Group)*.........      3,100        177,088
    TCA Cable TV, Inc. ...............      3,200        177,600
    Telecom Corp. of New Zealand Ltd.
      [ADR]...........................      1,700         59,394
    Telecomunicacoes Brasileiras SA
      [ADR]*..........................      3,300            206
    Telefonica SA [ADR]...............      1,665        244,910
    Telefonos de Mexico SA Cl-L
      [ADR]...........................      2,400        193,950
    Telephone & Data Systems, Inc. ...      2,500        182,656
    Tellabs, Inc.*....................      5,000        337,813
    U.S. West, Inc. ..................      6,418        377,058
    Univision Communications, Inc.*...      3,100        204,600
    Vodafone AirTouch PLC [ADR].......      7,150      1,408,550
    Williams Companies, Inc. .........     10,198        434,052
                                                    ------------
                                                      23,811,111
                                                    ------------
TRANSPORTATION -- 0.1%
    Alexander & Baldwin, Inc. ........      2,500         55,625
    CNF Transportation, Inc. .........      2,200         84,425
    CSX Corp. ........................      3,600        163,125
                                                    ------------
                                                         303,175
                                                    ------------
UTILITIES -- 1.6%
    AES Corp.*........................      6,500        377,813
    Allegheny Energy, Inc. ...........      5,200        166,725
    American Electric Power Co.,
      Inc. ...........................      4,800        180,300
    American Water Works Co., Inc. ...      3,400        104,550
    CMS Energy Corp. .................      3,900        163,313
    Consolidated Edison, Inc. ........      5,200        235,300
    Constellation Energy Group........      2,700         79,988
    DPL, Inc. ........................      5,600        102,900
    Duke Energy Corp. ................      6,100        331,688
    Edison International Co. .........      7,800        208,650
    Empresa Nacional de Electridad SA
      [ADR]...........................      1,330         16,126
    Endesa SA [ADR]...................      7,600        161,500
    Energy East Corp. ................      6,800        176,800
    Enron Corp. ......................      5,400        441,450
    Entergy Corp. ....................      6,200        193,750
    FirstEnergy Corp. ................      7,300        226,300
    Florida Progress Corp. ...........      4,400        181,775
    FPL Group, Inc. ..................      3,700        202,113
    Idacorp, Inc. ....................      2,600         81,900
    Illinova Corp. ...................      3,700        100,825
    IPALCO Enterprises, Inc. .........      4,800        101,700
    Kansas City Power & Light Co. ....      4,000        102,000
    LG&E Energy Corp. ................      5,500        115,500
    MidAmerican Energy Holdings
      Co. ............................      2,400         83,100
    New Century Energies, Inc. .......      3,895        151,175
    New England Electric Systems......      2,600        130,325
    Niagara Mohawk Holdings, Inc.*....     12,700        203,994
    Nisource, Inc. ...................      4,600        118,738

                                         SHARES        VALUE
                                         ------        -----
    Oklahoma Gas & Electric Co. ......      2,900   $     68,875
    PG&E Corp. .......................      8,200        266,500
    Pinnacle West Capital Co. ........      3,000        120,750
    Potomac Electric Power Co. .......      4,900        144,244
    Public Service Co. of New
      Mexico..........................      1,900         37,763
    SCANA Corp. ......................      3,600         84,150
    Southern Co. .....................     12,300        325,950
    Teco Energy, Inc. ................      6,000        136,500
    Texas Utilities Co. ..............      4,900        202,125
    Unicom Corp. .....................      4,200        161,963
    UtiliCorp United, Inc. ...........      3,450         83,878
    Wisconsin Energy Corp. ...........      5,200        130,325
                                                    ------------
                                                       6,503,321
                                                    ------------
TOTAL COMMON STOCK
  (Cost $114,145,774).................               192,642,025
                                                    ------------
PREFERRED STOCK -- 0.1%
TELECOMMUNICATIONS
    Telecomunicacoes Brasileiras SA
      1.55% [ADR]
    (Cost $201,765)...................      3,300        297,619
                                                    ------------
FOREIGN STOCK -- 10.4%
ADVERTISING -- 0.0%
    Asatsu-DK, Inc. -- (JPY)..........      9,000        237,945
                                                    ------------
AEROSPACE -- 0.1%
    Mitsubishi Heavy Industries
      Ltd. -- (JPY)...................    138,000        559,816
                                                    ------------
AIRLINES -- 0.0%
    KLM Royal Dutch Airlines NV --
      (NLG)...........................      3,000         84,925
    Singapore Airlines
      Ltd. -- (SGD)...................      7,000         66,609
                                                    ------------
                                                         151,534
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
    DaimlerChrysler AG -- (DEM)*......      5,300        462,837
    MAN AG  -- (DEM)..................     10,000        340,318
                                                    ------------
                                                         803,155
                                                    ------------
AUTOMOTIVE PARTS -- 0.2%
    Bridgestone Corp. -- (JPY)........     22,000        665,256
                                                    ------------
BEVERAGES -- 0.3%
    Bass PLC  -- (GBP)................     33,300        483,175
    Lion Nathan Ltd. -- (NZD).........     50,000        119,762
    Louis Vuitton Moet Hennessy --
      (FRF)...........................      2,160        632,398
    Louis Vuitton Moet Hennessy
      Rights -- (FRF)*................      2,160         63,151
                                                    ------------
                                                       1,298,486
                                                    ------------
BROADCASTING -- 0.0%
    Publishing & Broadcasting Ltd. --
      (AUD)...........................     27,900        184,122
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
BUILDING MATERIALS -- 0.1%
    Blue Circle Industries
      PLC -- (GBP)....................     38,213   $    254,191
    Holderbank Financiere Glarus AG
      Cl-B -- (CHF)...................        260        306,898
    Malayan Cement BHD -- (MYR)++++...     30,750         18,217
                                                    ------------
                                                         579,306
                                                    ------------
CHEMICALS -- 0.4%
    AKZO Nobel NV -- (NLG)............      1,600         67,321
    BASF AG -- (DEM)..................      8,000        351,456
    Bayer AG -- (DEM).................      7,600        316,249
    L'Air Liquide -- (FRF)............      1,642        258,235
    Sumitomo Chemical Co. -- (JPY)....    142,000        651,128
                                                    ------------
                                                       1,644,389
                                                    ------------
CLOTHING & APPAREL -- 0.3%
    Benetton Group SPA -- (ITL).......     96,600        190,275
    Christian Dior SA -- (FRF)........      1,200        195,528
    Kuraray Co. Ltd. -- (JPY).........     47,000        565,385
    Yue Yuen Industrial Holdings --
      (HKD)...........................     95,000        219,176
                                                    ------------
                                                       1,170,364
                                                    ------------
CONGLOMERATES -- 0.6%
    Coles Myer Ltd. -- (AUD)..........     35,100        204,222
    Cycle & Carriage Ltd. -- (SGD)....     15,000         86,345
    GKN PLC -- (GBP)..................     35,500        606,029
    Hutchison Whampoa Ltd. -- (HKD)...     64,000        579,485
    Mitsui & Co. Ltd. -- (JPY)........     90,000        627,581
    Tomkins PLC -- (GBP)..............     89,300        387,098
    Valmet Corp. -- (FIM).............      4,000         45,376
                                                    ------------
                                                       2,536,136
                                                    ------------
CONSTRUCTION -- 0.2%
    Compagnie Francaise d'Etudes et de
      Construction Technip -- (FRF)...      3,300        370,266
    Heidelberger Zement AG -- (DEM)...      3,800        307,627
    Matsushita Electric Works Ltd. --
      (JPY)...........................     24,000        231,600
                                                    ------------
                                                         909,493
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    JUSCO Co. -- (JPY)................     11,000        199,940
    Kao Corp. -- (JPY)................     26,000        730,360
    Orkla ASA Cl-A -- (NOK)...........      7,600        118,264
                                                    ------------
                                                       1,048,564
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Johnson Electric Holdings Ltd. --
      (HKD)...........................    187,200        772,097
    Mitsubishi Electric
      Corp. -- (JPY)..................     39,000        149,831
    Omron Corp. -- (JPY)..............     24,000        396,576
    Schneider SA -- (FRF).............      4,200        235,841
    Sharp Corp. -- (JPY)..............      9,000        106,332
    Siemans AG -- (DEM)...............      3,800        293,128
    Sony Corp. -- (JPY)...............      6,000        646,914
                                                    ------------
                                                       2,600,719
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL-BANK & TRUST -- 1.7%
    Abbey National PLC -- (GBP).......     28,000   $    525,662
    ABN AMRO Holding NV -- (NLG)......     24,600        532,753
    Australia & New Zealand Banking
      Group Ltd. -- (AUD).............     16,300        119,859
    Banca Commerciale Italia NA --
      (ITL)...........................     61,000        445,384
    Bank of Scotland -- (GBP).........     20,208        267,571
    Bankgesellschaft Berlin AG --
      (DEM)...........................     10,050        138,881
    Barclays PLC -- (GBP).............     26,291        765,025
    Deutsche Bank AG -- (DEM).........      9,300        566,816
    Development Bank of Singapore
      Ltd. -- (SGD)...................      4,400         53,757
    Dresdner Bank AG -- (DEM).........     12,200        474,321
    HSBC Holdings PLC -- (GBP)........     18,323        648,988
    ING Groep NV -- (NLG).............     11,753        636,326
    KBC Bancassurance Holdings NV --
      (BEF)...........................      5,300        314,279
    Oversea-Chinese Banking Corp.
      Ltd. -- (SGD)...................      6,000         50,045
    Svenska Handlesbanken Cl-A --
      (SEK)...........................     21,900        262,746
    Toronto-Dominion Bank -- (CAD)....      4,100        182,832
    UBS AG -- (CHF)...................      3,631      1,083,748
    Westpac Banking Corp. Ltd. --
      (AUD)...........................     10,000         64,868
                                                    ------------
                                                       7,133,861
                                                    ------------
FINANCIAL SERVICES -- 0.3%
    Holding Di Partecipazioni
      Industriali SPA -- (ITL)........     45,000         28,448
    Mediobanca SPA -- (ITL)...........     32,600        341,236
    Societe Generale -- (FRF).........      3,372        594,294
    Unidanmark AS Cl-A -- (DKK).......      4,500        300,343
                                                    ------------
                                                       1,264,321
                                                    ------------
FOOD -- 0.6%
    Associated British Foods PLC --
      (GBP)...........................     33,800        223,504
    Cadbury Schweppes PLC  -- (GBP)...     19,800        126,091
    CSM NV -- (NLG)...................      2,400        119,916
    Danisco AS -- (DKK)...............      4,000        180,762
    Eridania Beghin-Say SA -- (FRF)...      1,800        258,023
    Huhtamaki Co. -- (FIM)............      1,500         54,606
    Nestle SA -- (CHF)................        471        848,630
    Tesco PLC -- (GBP)................    172,529        443,968
                                                    ------------
                                                       2,255,500
                                                    ------------
HOTELS & MOTELS -- 0.1%
    Accor SA -- (FRF).................      1,800        452,005
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
INDUSTRIAL PRODUCTS -- 0.0%
    Pacific Dunlop Ltd. -- (AUD)*.....     70,100   $    101,154
                                                    ------------
INSURANCE -- 0.8%
    Assurances Generales de France --
      (FRF)*..........................      4,300        207,089
    AXA SA -- (FRF)...................      4,600        561,195
    CKAG Colonia Konzern AG --
      (DEM)...........................      5,400        512,334
    Istituto Nazionale delle
      Assicurazioni -- (ITL)..........    127,100        294,917
    Royal & Sun Alliance Insurance
      Group PLC -- (GBP)..............     57,636        516,947
    Schweizerische Rueckversicherungs-
      Gesellschaft -- (DEM)...........        262        498,858
    Sumitomo Marine & Fire Insurance
      Co. -- (JPY)....................     88,000        530,750
                                                    ------------
                                                       3,122,090
                                                    ------------
MACHINERY & EQUIPMENT -- 0.0%
    SIG Holding AG -- (CHF)...........        280        166,784
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Smith and Nephew PLC -- (GBP).....     98,000        298,140
    Terumo Corp. -- (JPY).............     26,000        578,918
                                                    ------------
                                                         877,058
                                                    ------------
METALS & MINING -- 0.0%
    Lonrho Africa PLC -- (GBP)........      6,499          4,921
    Rio Tinto Ltd. -- (AUD)...........      9,300        152,494
                                                    ------------
                                                         157,415
                                                    ------------
OFFICE EQUIPMENT -- 0.2%
    Canon, Inc. -- (JPY)..............     21,000        603,787
    Ricoh Co. Ltd. -- (JPY)...........     25,000        344,112
                                                    ------------
                                                         947,899
                                                    ------------
OIL & GAS -- 0.1%
    Santos Ltd. -- (AUD)..............     32,000        104,849
    Societe Nationale Elf Aquitaine
      SA -- (FRF).....................      2,400        352,199
                                                    ------------
                                                         457,048
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Bobst SA -- (CHF).................        160        189,889
    Kimberly-Clark de Mexico SA Cl-
      A -- (MXP)......................     10,000         40,221
    Svenska Cellulosa AB
      Cl-B -- (SEK)...................      3,500         90,570
                                                    ------------
                                                         320,680
                                                    ------------
PHARMACEUTICALS -- 0.7%
    Altana AG -- (DEM)................      2,100        121,277
    AstraZeneca Group PLC -- (SEK)*...      7,398        288,028
    Gehe AG -- (DEM)..................     11,550        532,428
    Novartis AG -- (CHF)..............        749      1,093,685
    Rhone-Poulenc Cl-A -- (FRF).......      5,400        246,756
    Takeda Chemical
      Industries -- (JPY).............     16,000        741,597
                                                    ------------
                                                       3,023,771
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
PRINTING & PUBLISHING -- 0.3%
    Dai Nippon Printing Co. Ltd. --
      (JPY)...........................     40,000   $    639,478
    Elsevier NV -- (NLG)..............     12,000        139,221
    Pearson PLC -- (GBP)..............     25,600        520,151
                                                    ------------
                                                       1,298,850
                                                    ------------
REAL ESTATE -- 0.1%
    Cheung Kong Holdings Ltd. --
      (HKD)...........................     38,000        337,947
    DBS Land Ltd. -- (SGD)............     25,000         49,927
    Westfield Trust -- (AUD)..........     41,300         83,598
                                                    ------------
                                                         471,472
                                                    ------------
RETAIL & MERCHANDISING -- 0.3%
    Carrefour Supermarche
      SA -- (FRF).....................        900        132,260
    Mauri Co. Ltd. -- (JPY)...........     39,000        644,436
    Pinault-Printemps Redoute SA --
      (FRF)...........................      3,000        514,809
                                                    ------------
                                                       1,291,505
                                                    ------------
TELECOMMUNICATIONS -- 0.5%
    Nippon Telegraph & Telephone
      Corp. -- (JPY)..................        600        703,922
    Telecom Corp. of New Zealand
      Ltd. -- (NZD)...................     22,000         94,432
    Telecom Italia Mobile
      SPA -- (ITL)....................     75,000        447,828
    Telecom Italia SPA -- (ITL).......     41,666        433,126
    Telekom Malaysia
      BHD -- (MYR)++++................        100            337
                                                    ------------
                                                       1,679,645
                                                    ------------
TRANSPORTATION -- 0.3%
    BAA PLC -- (GBP)..................     51,075        491,106
    BG PLC -- (GBP)...................     42,500        259,596
    Nippon Express Co.
      Ltd. -- (JPY)...................     99,000        593,005
                                                    ------------
                                                       1,343,707
                                                    ------------
UTILITIES -- 0.7%
    ABB AG -- (CHF)*..................        296        466,490
    Electrabel SA -- (BEF)*...........        720        232,407
    Hong Kong Electric Holdings
      Ltd. -- (HKD)...................     30,000         96,667
    PowerGen PLC -- (GBP).............     21,300        229,653
    Tokyo Electric Power
      Co. -- (JPY)....................     27,000        569,954
    United Utilities PLC -- (GBP).....     44,200        537,172
    Veba AG -- (DEM)..................      9,300        548,593
                                                    ------------
                                                       2,680,936
                                                    ------------
TOTAL FOREIGN STOCK
    (Cost $36,130,388)................                43,434,986
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
CORPORATE OBLIGATIONS -- 12.5%
AEROSPACE -- 0.2%
    Boeing Co.
      6.35%, 06/15/03.................  $     120   $    119,400
    Dyncorp, Inc.
      9.50%, 03/01/07.................        300        300,000
    Raytheon Co.
      6.50%, 07/15/05.................        350        344,313
                                                    ------------
                                                         763,713
                                                    ------------
AUTOMOTIVE PARTS -- 0.3%
    Federal Mogul Corp.
      7.75%, 07/01/06.................        300        287,625
    Hayes Lemmerz International, Inc.
      144A 8.25%, 12/15/08............        250        236,250
    Safelite Glass Corp. Cl-B
      9.875%, 12/15/06................        200        188,000
    Venture Holdings Trust 144A
      11.00%, 06/01/07................        500        500,000
                                                    ------------
                                                       1,211,875
                                                    ------------
BEVERAGES -- 0.3%
    Anheuser-Busch Companies, Inc.
      7.00%, 12/01/25.................        150        142,313
    Seagram, (J.) & Sons Co.
      7.60%, 12/15/28.................      1,000        981,250
                                                    ------------
                                                       1,123,563
                                                    ------------
BROADCASTING -- 0.4%
    Adelphia Communications
      7.875%, 05/01/09................        100         93,000
    Chancellor Media Corp.
      9.00%, 10/01/08.................        250        255,625
      8.00%, 11/01/08.................        175        172,375
    Chancellor Media Corp. L.A. Cl-B
      8.125%, 12/15/07................        175        170,625
    Charter Communications Holdings
      LLC 144A
      8.25%, 04/01/07.................        600        576,000
    United International Holdings,
      Inc. Cl-B [STEP]
      11.459%, 02/15/08...............        575        382,375
    Young Broadcasting, Inc.
      10.125%, 02/15/05...............        150        156,563
                                                    ------------
                                                       1,806,563
                                                    ------------
BUILDING MATERIALS -- 0.3%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07...............        300        282,750
    American Standard, Inc.
      9.25%, 12/01/16.................         15         15,225
    Associated Materials, Inc.
      9.25%, 03/01/08.................        350        348,250

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Building Materials Holding Corp.
      Cl-B
      7.75%, 07/15/05.................  $     600   $    570,000
    Koppers Industry, Inc.
      9.875%, 12/01/07................         75         76,594
                                                    ------------
                                                       1,292,819
                                                    ------------
BUSINESS SERVICES -- 0.1%
    Iron Mountain, Inc.
      8.75%, 09/30/09.................        125        123,750
    Sitel Corp.
      9.25%, 03/15/06.................        100         95,625
                                                    ------------
                                                         219,375
                                                    ------------
CHEMICALS -- 0.2%
    American Pacific Corp.
      9.25%, 03/01/05.................        300        311,625
    Lyondell Chemical Co. 144A
      10.875%, 05/01/09...............        300        312,750
    Sovereign Specialty Chemicals Cl-B
      9.50%, 08/01/07.................        250        256,563
                                                    ------------
                                                         880,938
                                                    ------------
CLOTHING & APPAREL -- 0.2%
    Delta Mills, Inc.
      9.625%, 09/01/07................        125        118,125
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07.................        175         78,750
    Synthetic Industries, Inc.
      9.25%, 02/15/07.................        250        257,500
    Westpoint Stevens, Inc.
      7.875%, 06/15/08................        600        582,000
                                                    ------------
                                                       1,036,375
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.0%
    Verio, Inc.
      10.375%, 04/01/05...............        150        151,875
                                                    ------------
CONSTRUCTION -- 0.0%
    Newport News Shipbuilding, Inc.
      8.625%, 12/01/06................        150        160,500
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.5%
    Anchor Advanced Products, Inc.
      11.75%, 04/01/04................        600        615,000
    Chattem, Inc.
      12.75%, 06/15/04................        350        385,875
    Group Maintenance America Corp.
      144A
      9.75%, 01/15/09.................        300        297,000
    Herff Jones, Inc.
      11.00%, 08/15/05................        250        268,750
    Holmes Products Corp. Cl-B
      9.875%, 11/15/07................        250        240,625
    Protection One Alarm, Inc.
      13.625%, 06/30/05 [STEP]........        130        146,900
      8.125%, 01/15/09 144A...........        100         93,125
                                                    ------------
                                                       2,047,275
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
CONTAINERS & PACKAGING -- 0.4%
    Consolidated Container Co. LLC
      144A
      10.125%, 07/15/09...............  $     300   $    303,000
    Container Corp. of America
      9.75%, 04/01/03.................        150        157,500
      11.25%, 05/01/04................        100        105,500
    Packaging Corp. of America, Inc.
      144A
      9.625%, 04/01/09................        600        606,000
    Plastic Containers, Inc. Cl-B
      10.00%, 12/15/06................        250        282,500
    U.S. Can Corp.
      10.125%, 10/15/06...............        150        158,813
                                                    ------------
                                                       1,613,313
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
    HCC Industries, Inc.
      10.75%, 05/15/07................        250        237,500
    Viasystems, Inc.
      9.75%, 06/01/07.................        300        263,250
                                                    ------------
                                                         500,750
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.1%
    Bally Total Fitness Holdings
      9.875%, 10/15/07................        225        218,250
    Cinemark USA, Inc. Cl-B
      8.50%, 08/01/08.................        350        330,750
    Harrahs Operating Co., Inc.
      7.875%, 12/15/05................        600        582,000
    Hollywood Park, Inc. Cl-B
      9.25%, 02/15/07.................        400        396,000
    Isle of Capri Casinos 144A
      8.75%, 04/15/09.................        650        611,000
    Mohegan Tribal Gaming Authority
      8.125%, 01/01/06................        500        490,000
    Park Place Entertainment, Inc.
      7.875%, 12/15/05................        600        571,500
    Premier Parks, Inc.
      9.75%, 06/15/07.................        250        253,750
      9.539%, 04/01/08 [STEP].........        350        238,000
    Six Flags Entertainment Corp.
      8.875%, 04/01/06................        175        176,750
    Six Flags Theme Parks Corp.
      Cl-A [STEP] 11.27%, 06/15/05....        150        168,375
    Time Warner Entertainment Co.
      7.25%, 09/01/08.................        500        505,000
                                                    ------------
                                                       4,541,375
                                                    ------------
EQUIPMENT SERVICES -- 0.0%
    Coinmach Corp. Cl-D
      11.75%, 11/15/05................        125        136,250
                                                    ------------
FARMING & AGRICULTURE -- 0.0%
    Purina Mills, Inc.
      9.00%, 03/15/10.................        200        158,000
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
FINANCIAL-BANK & TRUST -- 0.3%
    Banesto Delaware
      8.25%, 07/28/02.................  $      50   $     52,000
    Bank of Nova Scotia
      6.25%, 09/15/08.................         50         48,063
    BankAmerica Corp.
      6.85%, 03/01/03.................        150        151,313
    BankUnited Capital Trust Corp.
      Cl-B
      10.25%, 12/31/26................        250        253,125
    CoreStates Home Equity Trust Corp.
      Cl-A
      6.65%, 05/15/09.................         36         35,970
    First Federal Financial, Inc.
      11.75%, 10/01/04................        125        132,031
    MBNA Corp.
      6.15%, 10/01/03.................        450        437,625
    NationsBank Texas Corp.
      6.75%, 08/15/00.................        150        151,313
    Provident Bank Corp.
      7.125%, 03/15/03................        175        175,438
                                                    ------------
                                                       1,436,878
                                                    ------------
FINANCIAL SERVICES -- 0.9%
    Ahmanson, (H.F.) & Co.
      9.875%, 11/15/99................        100        101,420
    American Express Master Trust
      7.60%, 08/15/02.................        500        514,702
    Associates Corp. of North America
      7.70%, 03/15/00.................         50         50,785
    Chrysler Financial Corp.
      8.46%, 01/19/00.................        200        203,195
    Enhance Financial Services Group,
      Inc.
      6.75%, 03/01/03.................        300        300,375
    Intertek Finance PLC Cl-B
      10.25%, 11/01/06................        250        244,063
    Salomon, Inc.
      6.75%, 02/15/03.................        500        503,125
    Salomon Smith Barney Holding, Inc.
      6.625%, 06/01/00................        200        201,696
    Simon Debartolo Group, Inc. L.P.
      7.00%, 07/15/09.................        525        496,781
    USF&G Capital II Cl-B
      8.47%, 01/10/27.................        500        515,000
    Wells Fargo & Co.
      6.25%, 04/15/08.................        700        672,000
                                                    ------------
                                                       3,803,142
                                                    ------------
FOOD -- 0.5%
    B&G Foods, Inc.
      9.625%, 08/01/07................        350        329,000
    Doane Pet Care Co.
      9.75%, 05/15/07.................        359        369,770
    International Home Foods, Inc.
      10.375%, 11/01/06...............        600        648,750
    Mrs. Fields Original Cookies Co.
      10.125%, 12/01/04...............         25         23,063

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    New World Pasta Co. 144A
      9.25%, 02/15/09.................  $     500   $    508,125
    Shoppers Food Warehouse Corp.
      9.75%, 06/15/04.................        100        109,000
                                                    ------------
                                                       1,987,708
                                                    ------------
HEALTHCARE SERVICES -- 0.2%
    Quest Diagnostic, Inc.
      10.75%, 12/15/06................        125        137,969
      9.875%, 07/01/09 144A...........        225        226,688
    Tenet Healthcare Corp.
      8.00%, 01/15/05.................        600        588,000
                                                    ------------
                                                         952,657
                                                    ------------
HOTELS & MOTELS -- 0.3%
    Courtyard by Marriott
      10.75%, 02/01/08................        150        153,375
    Host Marriott Travel Plaza Corp.
      Cl-B
      9.50%, 05/15/05.................        600        624,750
    Red Roof Inns, Inc.
      9.625%, 12/15/03................        600        598,500
                                                    ------------
                                                       1,376,625
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.6%
    Apcoa Standard Parking, Inc.
      9.25%, 03/15/08.................        350        326,813
    Fico [ZCB]
      13.226%, 04/06/03...............      1,000        793,809
    Holmes Products Corp. 144A
      9.875%, 11/15/07................        250        240,625
    Luigino's, Inc. 144A
      10.00%, 02/01/06................        400        401,000
    Paragon Corp. Holdings, Inc. Cl-B
      9.625%, 04/01/08................        175        104,125
    Westinghouse Air Brake Co. 144A
      9.375%, 06/15/05................        600        612,000
                                                    ------------
                                                       2,478,372
                                                    ------------
INSURANCE -- 0.1%
    New York Life Insurance Co. 144A
      7.50%, 12/15/23.................        420        392,175
                                                    ------------
MACHINERY & EQUIPMENT -- 0.2%
    Hawk Corp.
      10.25%, 12/01/03................        600        633,000
                                                    ------------
METALS & MINING -- 0.0%
    Freeport-McMoRan Resource
      Partners, Inc. L.P.
      7.00%, 02/15/08.................        150        141,750
                                                    ------------
OFFICE EQUIPMENT -- 0.1%
    Global Imaging Systems, Inc. 144A
      10.75%, 02/15/07................        300        295,500
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
OIL & GAS -- 0.1%
    Flores & Rucks, Inc.
      9.75%, 10/01/06.................  $      50   $     51,563
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07................        250        248,750
    Tenneco, Inc.
      8.20%, 11/15/99.................         55         55,413
      8.075%, 10/01/02................        150        154,688
                                                    ------------
                                                         510,414
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%
    International Paper Co.
      6.875%, 04/15/29................      1,000        930,000
    Repap New Brunswick Corp.
      9.00%, 06/01/04 144A............         75         69,563
      11.50%, 06/01/04................        150        145,500
                                                    ------------
                                                       1,145,063
                                                    ------------
PHARMACEUTICALS -- 0.0%
    Owens & Minor, Inc.
      10.875%, 06/01/06...............         75         79,406
                                                    ------------
PRINTING & PUBLISHING -- 0.2%
    Hollinger International Publishing
      Co.
      9.25%, 03/15/07.................        600        613,500
    Sun Media Corp.
      9.50%, 05/15/07.................        163        171,150
                                                    ------------
                                                         784,650
                                                    ------------
RESTAURANTS -- 0.0%
    McDonald's Corp.
      6.625%, 09/01/05................        100        100,625
                                                    ------------
RETAIL & MERCHANDISING -- 0.4%
    Dayton-Hudson Corp.
      5.875%, 11/01/08................      1,500      1,404,375
    Wal-Mart Stores, Inc.
      7.25%, 06/01/13.................         85         88,719
                                                    ------------
                                                       1,493,094
                                                    ------------
SEMICONDUCTORS -- 0.0%
    Fairchild Semiconductor Corp.
      10.125%, 03/15/07...............        125        123,125
                                                    ------------
TELECOMMUNICATIONS -- 3.0%
    Adelphia Communications Corp.
      9.875%, 03/01/05................        500        527,500
    Alaska Communications Systems 144A
      9.375%, 05/15/09................        250        241,250
    AT&T Corp.
      6.50%, 03/15/29.................      1,500      1,357,500
    Comcast Cable Communication, Inc.
      8.125%, 05/01/04................        400        420,500
    Communication & Power
      Industries, Inc.
      12.00%, 08/01/05................        250        262,188
    Energis PLC 144A
      9.75%, 06/15/09.................        600        606,000
    Frontiervision L.P.
      11.00%, 10/15/06................        350        385,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Fundy Cable Ltd., Inc.
      11.00%, 11/15/05................  $     150   $    163,875
    Hermes Europe Railtel BV, Inc.
      144A
      10.375%, 01/15/09...............        250        253,750
    ICG Holding, Inc. [STEP]
      10.621%, 09/15/05...............        250        225,000
    Intermedia Communication, Inc.
      9.50%, 03/01/09.................        350        339,500
    International Wire Group, Inc.
      Cl-B
      11.75%, 06/01/05................        350        361,375
    Lucent Technologies, Inc.
      6.90%, 07/15/01.................        500        508,125
    Mastec, Inc.
      7.75%, 02/01/08.................        250        245,313
    Metromedia Fiber Network, Inc.
      Cl-B
      10.00%, 11/15/08................        300        309,000
    MetroNet Communications Corp.
      12.00%, 08/15/07................        100        115,250
      8.736%, 06/15/08 [STEP].........        600        447,000
    Microcell Telecommunications, Inc.
      Cl-B [STEP]
      11.566%, 06/01/06...............        425        343,188
    Nextel Communications, Inc. [STEP]
      10.225%, 10/31/07...............        575        401,063
    NEXTLINK Communications, Inc.
      12.50%, 04/15/06................        125        137,500
      6.034%, 06/01/09 [STEP].........        700        409,500
    NTL, Inc. Cl-B [STEP]
      10.534%, 04/01/08...............        900        617,625
    Orange PLC 144A
      9.00%, 06/01/09.................        200        200,500
    Pegasus Communications Corp. Cl-B
      9.625%, 10/15/05................        250        245,625
    Price Communications Wireless,
      Inc.
      Cl-B 9.125%, 12/15/06...........        350        353,500
    PSINet, Inc. Cl-B
      10.00%, 02/15/05................        150        150,375
    Qwest Communications
      International, Inc. Cl-B
      7.50%, 11/01/08.................         75         74,625
    Rogers Cablesystems of America,
      Inc. Cl-B
      10.00%, 03/15/05................        125        135,000
    Sprint Capital Corp.
      6.125%, 11/15/08................      1,000        935,000
    United Telecommunications, Inc.
      9.75%, 04/01/00.................        250        256,875
    WorldCom, Inc.
      7.75%, 04/01/07.................      1,500      1,576,875
                                                    ------------
                                                      12,606,252
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
TRANSPORTATION -- 0.2%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07................  $     175   $    170,844
    Coach USA, Inc. Cl-B
      9.375%, 07/01/07................        175        182,000
    Stena AB
      10.50%, 12/15/05................        350        352,188
    Union Tank Car Co.
      7.125%, 02/01/07................        150        151,875
                                                    ------------
                                                         856,907
                                                    ------------
UTILITIES -- 1.0%
    Citizens Utilities Co.
      8.45%, 09/01/01.................        335        349,238
    Commonwealth Edison Co.
      9.00%, 10/15/99.................        250        251,875
    Energy Corp. of America Cl-A
      9.50%, 05/15/07.................        250        230,000
    Entergy Louisiana, Inc.
      6.50%, 03/01/08.................      1,000        970,000
    National Rural Utilities Corp.
      5.70%, 01/15/10.................      1,000        923,750
    Niagara Mohawk Power Corp. Cl-G
      7.75%, 10/01/08.................        150        154,688
    Northland Cable Television, Inc.
      10.25%, 11/15/07................        250        261,875
    Pacific Gas & Electric Co.
      6.75%, 12/01/00.................        200        201,000
    Public Service Electric & Gas
      7.00%, 09/01/24.................        300        281,625
    Southern California Edison Corp.
      6.50%, 06/01/01.................        100        100,625
                                                    ------------
                                                       3,724,676
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $53,755,850)..................                52,566,578
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
    Federal Farm Credit Bank
      5.86%, 03/03/06.................      2,416      2,345,792
                                                    ------------
    Federal National Mortgage Assoc.
      5.25%, 01/15/09.................      2,000      1,833,597
      5.325%, 09/25/23 [PO]...........        973        960,260
      7.00%, 04/18/22.................      1,000      1,004,413
                                                    ------------
                                                       3,798,270
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Government National Mortgage
      Assoc.
      6.00%, 10/15/23-05/15/26........  $   2,443   $  2,287,376
      6.50%, 02/15/24-05/29/29........     20,675     19,912,807
      7.00%, 09/15/23-04/15/28........      6,539      6,464,939
      7.50%, 06/15/24-06/15/29........      5,743      5,803,622
      8.00%, 05/15/16-06/15/26........        633        650,389
      8.50%, 06/15/16-10/15/26........      1,084      1,134,374
      9.00%, 07/15/16-05/15/17........         60         63,701
      9.50%, 10/15/09-01/15/20........         20         21,320
      10.00%, 11/15/09................          7          7,174
      10.50%, 08/15/15................          4          4,222
      11.50%, 06/15/10-09/15/15.......         46         51,811
      12.00%, 09/15/13-01/15/14.......          3          3,182
                                                    ------------
                                                      36,404,917
                                                    ------------
    Tennessee Valley Authority
      6.875%, 12/15/43................         40         38,400
      7.25%, 07/15/43.................         20         19,975
                                                    ------------
                                                          58,375
                                                    ------------
    (Cost $43,213,951)................                42,607,354
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 11.7%
    U.S. Treasury Bonds
      11.625%, 11/15/02...............        100        117,596
      7.125%, 02/15/23................        240        266,042
      7.625%, 02/15/25................        300        353,628
      6.875%, 08/15/25................        300        325,185
      6.00%, 02/15/26.................        100         97,528
      6.75%, 08/15/26.................     11,325     12,121,217
      6.625%, 02/15/27................      3,250      3,431,231
      5.50%, 08/15/28.................      7,000      6,403,999
                                                    ------------
                                                      23,116,426
                                                    ------------
    U.S. Treasury Notes
      6.875%, 03/31/00................        250        253,119
      6.25%, 05/31/00-02/15/07........      2,100      2,139,490
      6.125%, 09/30/00-08/15/07.......      2,150      2,173,476
      5.625%, 11/30/00-05/15/08.......     16,375     16,178,757
      5.75%, 08/15/03.................        665        663,745
      7.50%, 02/15/05.................        250        268,639

                                           PAR
                                          (000)        VALUE
                                          -----        -----
      5.875%, 11/15/05................  $     425   $    423,962
      6.50%, 10/15/06.................      3,850      3,975,625
                                                    ------------
                                                      26,076,813
                                                    ------------
    (Cost $50,330,859)................                49,193,239
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
    Advanta Home Equity Loan Trust
      1993-1 Cl-A2
      5.95%, 05/25/09.................      1,406      1,364,173
    Government National Mortgage
      Assoc. Series 1998-22 C1-ZA
      6.50%, 09/20/28.................      1,944      1,894,392
                                                    ------------
    (Cost $3,334,802).................                 3,258,565
                                                    ------------
COMMERCIAL PAPER -- 5.7%
    New York Times Co.
      5.03%, 08/04/99.................      5,000      4,976,247
    Park Avenue Receivables Corp.++
      5.05%, 07/15/99.................      5,000      4,990,181
    Rockwell International Corp.
      4.87%, 07/13/99.................      5,000      4,991,883
    Sand Dollar Funding LLC++
      5.85%, 07/01/99.................      4,067      4,067,000
    UBS Finance Corp.
      4.79%, 08/09/99.................      5,000      4,973,675
                                                    ------------
    (Cost $23,999,365)................                23,998,986
                                                    ------------
                                         SHARES
                                        ---------
SHORT-TERM INVESTMENTS -- 2.2%
    Temporary Investment Cash Fund
    (Cost $9,165,395).................  9,165,395      9,165,395
                                                    ------------
TOTAL INVESTMENTS -- 99.5%
  (Cost $334,278,149).................               417,164,747
OTHER ASSETS LESS
  LIABILITIES -- 0.5%.................                 2,169,602
                                                    ------------
NET ASSETS -- 100.0%..................              $419,334,349
                                                    ============

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

*  Non-income producing security.

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 2.2% of net assets.

++++ Illiquid security. At the end of the period, these securities amounted to less than 0.1% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.8% of net assets.

See Notes to Financial Statements.

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.2%
    Federal Home Loan Mortgage Corp.
      6.00%, 07/14/28 [TBA].........  $   16,200   $   15,235,614
      6.50%, 07/14/26...............      36,800       35,529,296
      6.596%, 02/01/24 [VR].........         720          735,694
      7.00%, 04/25/19 [IO]..........         101            6,715
      8.25%, 08/01/17...............         274          284,422
                                                   --------------
                                                       51,791,741
                                                   --------------
    Federal National Mortgage Assoc.
      5.50%, 07/14/29 [TBA].........      20,000       18,225,000
      5.812%, 10/01/27-06/01/28
        [VR]........................       2,167        2,129,016
      6.00%, 03/01/13-12/01/28......      63,309       60,553,257
      6.25%, 05/25/08 [IO]..........         236           53,938
      6.50%, 07/14/28 [TBA].........      16,500       15,917,385
      6.548%, 11/01/27..............      20,039       20,164,649
      6.90%, 05/25/23...............         228          213,357
      7.074%, 01/01/24 [VR].........         122          125,033
      7.50%, 04/01/24...............       2,214        2,237,757
      9.40%, 07/25/03...............         115          119,744
                                                   --------------
                                                      119,739,136
                                                   --------------
    Government National Mortgage Assoc.
      6.125%, 10/20/23-10/20/25
        [VR]+.......................       7,913        8,027,681
      6.125%, 11/20/26-12/20/26.....      15,752       15,926,965
      6.375%, 03/20/17-03/20/24
        [VR]+.......................       8,647        8,740,684
      6.375%, 01/20/26-02/20/27+....      19,883       20,117,192
      6.50%, 09/15/23-07/21/29......      63,408       60,197,671
      6.625%, 08/20/23-09/20/23
        [VR]+.......................       9,063        9,205,064
      6.625%, 09/20/24 [VR].........         780          794,522
      6.875%, 06/20/22-04/20/23
        [VR]........................       2,846        2,902,576
      7.50%, 12/20/23...............         278          279,573
                                                   --------------
                                                      126,191,928
                                                   --------------
    Student Loan Marketing Assoc.
      5.07%, 04/25/04 [FRN].........       5,143        5,131,845
      5.175%, 04/25/07 [VR].........      17,000       16,941,859
                                                   --------------
                                                       22,073,704
                                                   --------------
    (Cost $323,540,761).............                  319,796,509
                                                   --------------
U.S. TREASURY OBLIGATIONS -- 6.3%
    U.S. Treasury Bills
      4.39%, 09/16/99#..............         420          415,877
      4.42%, 09/16/99#..............         350          346,564
      4.45%, 09/16/99#..............         160          158,429
      4.50%, 09/16/99#..............          15           14,853
      4.53%, 09/16/99#..............          80           79,215
      4.535%, 09/16/99#.............          30           29,705
      4.54%, 09/16/99#..............       1,210        1,198,121
      4.55%, 09/16/99#..............         860          851,557

                                         PAR
                                        (000)          VALUE
                                        -----          -----
      4.62%, 09/16/99#..............  $      170   $      168,331
      4.625%, 09/16/99#.............         305          302,006
                                                   --------------
                                                        3,564,658
                                                   --------------
    U.S. Treasury Inflationary Bonds
      3.625%, 07/15/02..............      15,000       15,416,602
      3.625%, 01/15/08..............       1,100        1,099,896
      3.875%, 01/15/09..............       1,900        1,903,969
                                                   --------------
                                                       18,420,467
                                                   --------------
    U.S. Treasury Notes
      5.375%, 07/31/00..............      40,000       40,012,576
      5.75%, 11/30/02...............         900          900,224
                                                   --------------
                                                       40,912,800
                                                   --------------
    (Cost $62,920,830)..............                   62,897,925
                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 34.4%
    Chase Series 1999-S8 Cl-A1
      6.35%, 06/25/29...............       7,000        6,974,826
    Citicorp Mortgage Securities,
      Inc. [VR]
      6.765%, 10/25/22..............         296          299,406
    CMC Securities Corp. III Series
      1998-1 Cl-A19
      6.75%, 05/25/28...............      36,592       35,448,088
    Contimortgage Home Equity Loan
      Trust Cl-A2
      5.096%, 10/15/12..............       8,969        8,969,086
    Countrywide Adjustable Rate
      Mortgage [VR]
      6.832%, 03/25/24..............         199          200,627
      7.597%, 11/25/24..............         119          120,330
    Countrywide Home Loans Series
      1999-7 Cl-A3
      6.25%, 06/25/14...............      10,000        9,673,438
    Credit Suisse First Boston, Inc.
      Series 1998-1 Cl-A5
      6.75%, 07/25/28...............       3,500        3,337,512
    DLJ Mortgage Acceptance Corp.
      Series 1999-1 Cl-1A3
      6.625%, 01/25/29..............      18,800       17,695,970
    Federal National Mortgage Assoc.
      Series 1997-77 Cl-G
      6.50%, 05/18/23...............      10,682       10,660,834
    First Plus Home Loan Trust
      Series 1998-5 Cl-A3 [VR]
      6.06%, 09/10/11...............      10,000       10,016,950
    Freddie Mac Series 2145 Cl-MZ
      6.50%, 04/15/29...............      10,104        8,629,595
    Green Tree Recreational
      Equipment Series 1999-A Cl-A4
      6.43%, 04/17/06...............       2,000        1,996,763
    MBNA Master Credit Card Trust
      Cl-A [VR]
      5.121%, 01/15/02..............      15,000       14,982,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Mellon Bank Home Equity
      Installment Loan
      Series 1999-1 Cl-A1
      5.90%, 06/25/01...............  $   23,508   $   23,379,081
    Merrill Lynch Mortgage
      Investors, Inc.
      1998-C3 Cl-A1
      5.65%, 12/15/30...............       8,337        8,025,778
    Mortgage Capital Trust VI
      9.50%, 02/01/18...............           7            7,085
    PNC Mortgage Securities Corp.
      Series 1997-3 Cl-2A4
      7.50%, 05/25/27...............      14,659       14,784,174
    PNC Mortgage Securities Corp.
      Series 1998-1 Cl-5A4
      7.01%, 02/25/28...............      19,000       18,412,288
    PNC Mortgage Securities Series
      1999-5 Cl-1A9
      6.30%, 06/25/29...............      66,610       65,839,655
    Prudential Home Mortgage
      Securities
      6.50%, 01/25/00...............       1,968        1,960,213
    Prudential-Bache Trust
      8.40%, 03/20/21...............       1,876        1,931,861
    Residential Funding Mortgage
      Securities Series 1998-S30
      Cl-A6
      6.50%, 12/25/28...............      32,728       30,540,581
    Rothschild, (L.F.) Mortgage
      Trust
      9.95%, 08/01/17...............       1,161        1,238,168
    Salomon Brothers Mortgage
      1999-3-A
      5.303%, 04/25/29..............      19,394       19,394,435
    Structured Asset Mortgage
      Investments, Inc.
      6.30%, 04/25/29...............     285,190       27,967,300
                                                   --------------
    (Cost $348,781,689).............                  342,486,044
                                                   --------------
CORPORATE OBLIGATIONS -- 43.4%
AIRLINES -- 2.6%
    American Airlines, Inc.
      10.19%, 05/26/15..............         250          304,030
    Continental Airlines, Inc.
      6.954%, 02/02/11..............      15,000       14,719,725
    United Air Lines, Inc.
      10.36%, 11/13/12..............       6,925        8,245,043
      10.36%, 11/27/12..............         500          595,035
      10.02%, 03/22/14..............       2,000        2,282,000
                                                   --------------
                                                       26,145,833
                                                   --------------
CONGLOMERATES -- 1.2%
    Philip Morris Companies, Inc.
      [VR]
      6.15%, 03/15/00...............      11,600       11,614,500
                                                   --------------
ENTERTAINMENT & LEISURE -- 0.1%
    Time Warner, Inc.
      7.975%, 08/15/04..............         262          273,462
      8.11%, 08/15/06...............         525          552,563
      8.18%, 08/15/07...............         525          561,094
                                                   --------------
                                                        1,387,119
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
FINANCIAL-BANK & TRUST -- 6.8%
    Citicorp [FRN]
      5.443%, 11/30/00..............  $    6,000   $    6,031,020
    First of America Bank
      6.00%, 10/01/99...............      13,750       13,769,199
    Household Bank [FRN]
      5.188%, 10/22/03..............      11,750       11,691,838
    LG&E Capital Corp. 144A
      6.205%, 05/01/04..............       5,000        4,912,500
    PNC Bank Corp. NA [FRN]
      4.88%, 07/01/99...............      20,000       19,999,654
    Popular North America, Inc. Cl-D
      6.625%, 01/15/04..............      11,500       11,241,733
                                                   --------------
                                                       67,645,944
                                                   --------------
FINANCIAL SERVICES -- 21.7%
    Avco Financial Services, Inc.
      5.75%, 01/23/01...............       7,850        7,800,938
    Beneficial Corp. Cl-H [FRN]
      5.101%, 01/09/02..............      10,000        9,987,000
    Chrysler Financial Corp. [FRN]
      5.03%, 06/11/01...............       5,000        4,999,240
      5.12%, 01/30/02...............      10,000       10,001,230
    Ford Motor Credit Co. [FRN]
      5.206%, 09/03/01..............      10,000        9,995,820
      5.184%, 04/28/05..............      19,970       19,871,248
    General Motors Acceptance Corp.
      5.196%, 12/10/01 [FRN]........       2,100        2,096,240
      5.55%, 09/15/03...............       3,000        2,872,500
      5.246%, 04/05/04 [FRN]........      10,000       10,037,610
      6.85%, 06/17/04...............       2,000        2,027,500
    Goldman Sachs Group [FRN] 144A
      5.258%, 11/24/00..............      20,000       19,987,400
    Household Finance Corp. [FRN]
      5.455%, 06/17/05..............      30,500       30,261,612
    Lehman Brothers Holdings Cl-E
      [FRN]
      5.90%, 04/02/02...............      10,000       10,000,000
    Merrill Lynch & Co., Inc.
      5.08%, 01/23/01 [FRN].........       2,650        2,648,940
      5.195%, 02/04/03 [FRN]........      23,000       23,016,100
      6.375%, 10/15/08..............      10,000        9,587,500
    New England Educational Loan
      Marketing Assoc. Cl-B [FRN]
      144A
      5.27%, 06/11/01...............      10,000        9,994,000
    St. George Holdings [FRN] 144A
      5.30%, 07/01/01...............      30,000       29,962,500
                                                   --------------
                                                      215,147,378
                                                   --------------
HEALTHCARE SERVICES -- 0.2%
    Tenet Healthcare Corp.
      8.00%, 01/15/05...............       2,000        1,960,000
                                                   --------------
INSURANCE -- 0.5%
    Residential Reinsurance [VR]
      144A
      8.693%, 09/01/99..............       5,000        4,990,624
                                                   --------------

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
OIL & GAS -- 2.0%
    Conoco, Inc.
      5.90%, 04/15/04...............  $   20,000   $   19,575,000
                                                   --------------
RAILROADS -- 0.5%
    Union Pacific Co.
      7.875%, 02/15/02..............       5,000        5,137,500
                                                   --------------
REAL ESTATE -- 0.5%
    Spieker Properties, Inc. L.P.
      6.95%, 12/15/02...............       5,000        4,968,750
                                                   --------------
TELECOMMUNICATIONS -- 4.8%
    AT&T Capital Corp. Cl-F
      6.25%, 05/15/01...............      13,100       13,001,750
    Sprint Corp.
      9.50%, 04/01/03...............      22,500       24,613,223
    TCI Communications, Inc. [FRN]
      5.985%, 09/11/00..............      10,000       10,093,700
                                                   --------------
                                                       47,708,673
                                                   --------------
UTILITIES -- 2.5%
    CMS Energy Corp.
      8.125%, 05/15/02..............       5,000        5,068,750
    Connecticut Light & Power Co.
      Cl-C
      7.75%, 06/01/02...............       4,000        4,050,000
    Connecticut Light & Power Co./
      West Massachusetts Electric
      Co. 144A
      8.59%, 06/05/03...............       5,000        4,948,730
    Louisiana Power & Light Corp.
      7.74%, 07/01/02...............       1,890        1,892,363
    Petroleos Mexicanos Co. [FRN]
      144A
      9.657%, 07/15/05..............      10,000        9,350,000
                                                   --------------
                                                       25,309,843
                                                   --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $434,392,649)...............                  431,591,164
                                                   --------------
SOVEREIGN ISSUES -- 3.8%
ARGENTINA -- 2.4%
    Province of Buenos Aires 144A
      12.50%, 03/15/02..............      10,000       10,050,000
    Republic of Argentina [BRB, FRB]
      5.938%, 03/31/05..............       3,153        2,695,559
    Republic of Argentina [FRB]
      Series PRE2
      4.93%, 07/01/99...............       8,607        7,916,540
    Republic of Argentina [VR]
      14.25%, 11/30/99..............       3,000        2,925,000
                                                   --------------
                                                       23,587,099
                                                   --------------
MEXICO -- 0.9%
    United Mexican States [FRN]
      6.25%, 06/27/02...............      10,000        9,770,000
                                                   --------------
PHILIPPINES -- 0.5%
    Bangko Sentral Pilipinas
      8.60%, 06/15/27...............       6,000        4,890,000
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
TOTAL SOVEREIGN ISSUES
  (Cost $39,129,777)................               $   38,247,099
                                                   --------------
                                      PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                        (000)
                                      ----------
FOREIGN BONDS -- 0.7%
CANADA -- 0.4%
    Canadian Government
      4.25%, 12/01/26...............       5,239        3,687,036
                                                   --------------
NEW ZEALAND -- 0.3%
    Inter-American Development Bank
      5.75%, 04/15/04...............       5,700        2,894,704
                                                   --------------
TOTAL FOREIGN BONDS
  (Cost $6,900,331).................                    6,581,740
                                                   --------------
                                         PAR
                                        (000)
                                      ----------
BANK LOAN OBLIGATIONS -- 2.0%
    Columbia HCA Healthcare
      Corp.++++
      6.688%, 09/30/99..............  $   15,000       14,925,000
    Starwood Hotel IRN 144A
      7.675%, 02/23/03..............       5,000        4,993,750
                                                   --------------
    (Cost $19,973,088)..............                   19,918,750
                                                   --------------

                                        SHARES
                                      ----------
SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment Cash
      Fund..........................   1,849,227        1,849,227
    Temporary Investment Fund.......   1,849,226        1,849,226
                                                   --------------
    (Cost $3,698,453)...............                    3,698,453
                                                   --------------
                                        NUMBER
                                          OF
                                      CONTRACTS
                                      ----------
OPTIONS -- 0.0%
CALL OPTIONS
    5 Year U.S. Treasury Notes,
      Strike Price 99-9.25,
      Expires 8/20/99...............       4,000           70,000
                                                   --------------
PUT OPTIONS
    5 Year U.S. Treasury Notes,
      Strike Price 90,
      Expires 8/20/99...............       8,000                0
                                                   --------------
TOTAL OPTIONS (Cost $456,250).......                       70,000
                                                   --------------
TOTAL INVESTMENTS -- 123.2% (Cost
  $1,239,793,828)...................                1,225,287,684
                                                   --------------

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        NUMBER
                                          OF
                                      CONTRACTS        VALUE
                                      ---------      -----------
WRITTEN OPTIONS -- (0.1%)
CALL OPTIONS
    5 Year U.S. Treasury Notes,
      Strike Price 101-8,
      Expires 8/20/99...............       4,000   $       (2,800)
    30 Year U.S. Treasury Bond
      Futures,
      Strike Price 124,
      Expires 8/22/99...............         760           (2,375)
    30 Year U.S. Treasury Bond
      Futures,
      Strike Price 126,
      Expires 8/22/99...............       2,330           (3,641)
                                                   --------------
                                                           (8,816)
                                                   --------------
PUT OPTIONS
    5 Year U.S. Treasury Notes,
      Strike Price 97-31,
      Expires 8/20/99...............       8,000         (305,600)
    30 Year U.S. Treasury Bond
      Futures,
      Strike Price 112,
      Expires 8/22/99...............         190           (6,531)
    30 Year U.S. Treasury Bond
      Futures,
      Strike Price 114,
      Expires 8/22/99...............       3,090         (231,750)
                                                   --------------
                                                         (543,881)
                                                   --------------
TOTAL WRITTEN OPTIONS (Cost
  ($775,563)).......................                     (552,697)
                                                   --------------
                                         PAR
                                        (000)
                                      ----------
REVERSE REPURCHASE AGREEMENTS -- (5.5%)+
    Morgan Stanley 5.17%, due
      07/26/99, dated 06/23/99......  $   42,464      (42,506,688)
    Morgan Stanley 5.18%, due
      07/26/99, dated 06/29/99......       2,480       (2,480,357)
    Morgan Stanley 5.21%, due
      08/25/99, dated 06/25/99......       9,978       (9,986,664)
                                                   --------------
    (Cost ($54,922,000))............                  (54,973,709)
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
SALE COMMITMENTS -- (1.5%)
    Federal Home Loan Mortgage Corp.
      [TBA]
    (Cost ($15,186,234))............  $   16,200   $  (15,235,614)
                                                   --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (16.1%).................                 (160,378,550)
                                                   --------------
NET ASSETS -- 100.0%................               $  994,147,114
                                                   ==============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS      UNREALIZED
  MONTH      TYPE        TO DELIVER      FOR        AT VALUE     APPRECIATION
------------------------------------------------------------------------------
07/99        Sell   CAD  5,381,000    $3,688,143   $3,638,860      $49,283
08/99        Sell   NZD  5,648,000    3,014,902    2,992,286        22,616
                                      ----------   ----------      -------
                                      $6,703,045   $6,631,146      $71,899
                                      ==========   ==========      =======

# Securities with an aggregate market value of $3,564,658 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1999:

                                            NOTIONAL      UNREALIZED
                        EXPIRATION           AMOUNT      APPRECIATION
DESCRIPTION               MONTH              (000)      (DEPRECIATION)
----------------------------------------------------------------------
U.S. Treasury 30 Year
  Bond................    09/99            $  551,000    $   (96,594)
U.S. Treasury 10 Year
  Note................    09/99             1,018,000       (527,656)
U.S. Treasury 5 Year
  Note................    09/99                23,000         26,281
Euro Dollar...........    12/99      ECU      172,000       (351,812)
Euro Dollar...........    03/00      ECU      172,000       (397,050)
Euro Dollar...........    03/01      ECU       19,000        (24,462)
Euro Dollar...........    06/01      ECU       19,000        (27,075)
Euro Dollar...........    09/01      ECU      146,000       (264,025)
                                                         -----------
                                                         $(1,662,393)
                                                         ===========

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

Interest rate swap agreements outstanding at June 30, 1999:

                                             NOTIONAL
                          EXPIRATION          AMOUNT      UNREALIZED
DESCRIPTION                 MONTH             (000)      DEPRECIATION
----------------------------------------------------------------------
Receive variable rate payments on
the six month LIBOR-BBA floating
rate and pay fixed rate payments on
the then-current Japanese 10 Year
Government Bonds with a spread of:
  2.295.................    04/08      JPY    580,000      $43,822
  2.305.................    04/08      JPY    377,000       30,930
                                                           -------
                                                           $74,752
                                                           =======

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 9.1% of net assets.

++++ Illiquid security. At the end of the period, this security amounted to 1.5% of net assets.

 + Reverse repurchase agreements are collateralized by $55,370,969 Government
   National Mortgage Assoc.,
   6.00%-6.875%, maturing 08/20/23-02/20/27.

See Notes to Financial Statements.

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 73.9%
AEROSPACE -- 3.4%
    AlliedSignal, Inc. ..............     211,700   $ 13,337,100
    General Dynamics Corp. ..........      41,000      2,808,500
    General Motors Corp. Cl-H........     165,200      9,292,500
    Northrop Grumman Corp. ..........      55,000      3,647,187
    Raytheon Co. Cl-B................      70,300      4,947,362
                                                    ------------
                                                      34,032,649
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co....................     150,000      8,465,625
                                                    ------------
BEVERAGES -- 2.3%
    Anheuser-Busch Companies,
      Inc. ..........................     220,000     15,606,250
    Coors, (Adolph) Co. Cl-B.........     150,000      7,425,000
                                                    ------------
                                                      23,031,250
                                                    ------------
BROADCASTING -- 1.1%
    AT&T Corp. Liberty Media Group
      Cl-A*..........................     295,200     10,848,600
                                                    ------------
CHEMICALS -- 0.5%
    Lyondell Chemical Co.............     252,000      5,197,500
                                                    ------------
COMPUTER HARDWARE -- 2.1%
    EMC Corp.*.......................      70,000      3,850,000
    International Business Machines
      Corp...........................     136,000     17,578,000
                                                    ------------
                                                      21,428,000
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 1.0%
    Microsoft Corp.*.................     109,000      9,830,437
                                                    ------------
CONGLOMERATES -- 2.4%
    Philip Morris Companies, Inc. ...     200,000      8,037,500
    Textron, Inc. ...................      86,000      7,078,875
    Tyco International Ltd. .........      95,000      9,001,250
                                                    ------------
                                                      24,117,625
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 2.6%
    Colgate-Palmolive Co. ...........     160,000     15,800,000
    Maytag Corp. ....................     150,000     10,453,125
                                                    ------------
                                                      26,253,125
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.8%
    Altera Corp.*....................     200,000      7,362,500
    General Electric Co. ............     150,000     16,950,000
    Honeywell, Inc. .................      27,300      3,163,387
    Tandy Corp. .....................     520,000     25,415,000
    Texas Instruments, Inc...........     100,000     14,500,000
                                                    ------------
                                                      67,390,887
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.3%
    Park Place Entertainment
      Corp.*.........................     320,000      3,100,000
                                                    ------------
FINANCIAL-BANK & TRUST -- 7.2%
    Bank of New York Co., Inc. ......     400,000     14,675,000
    Charter One Financial, Inc. .....     315,000      8,760,937
    Chase Manhattan Corp. ...........     170,000     14,726,250
    Fleet Financial Group, Inc. .....     220,000      9,762,500

                                         SHARES        VALUE
                                         ------        -----
    Morgan, (J.P.) & Co., Inc. ......      90,000   $ 12,645,000
    Summit Bancorp...................     260,000     10,871,250
                                                    ------------
                                                      71,440,937
                                                    ------------
FINANCIAL SERVICES -- 0.7%
    Citigroup, Inc. .................     150,000      7,125,000
                                                    ------------
FOOD -- 3.7%
    General Mills, Inc. .............     140,000     11,252,500
    Heinz, (H.J.) Co. ...............     200,000     10,025,000
    Kellogg Co. .....................     140,000      4,620,000
    Quaker Oats Co. .................     160,000     10,620,000
                                                    ------------
                                                      36,517,500
                                                    ------------
HOTELS & MOTELS -- 1.4%
    Hilton Hotels Corp. .............     320,000      4,540,000
    Marriott International, Inc.
      Cl-A...........................     250,000      9,343,750
                                                    ------------
                                                      13,883,750
                                                    ------------
INSURANCE -- 3.2%
    Allmerica Financial Corp. .......     250,363     15,225,200
    Ohio Casualty Corp. .............     150,000      5,418,750
    Travelers Property Casualty
      Corp. Cl-A.....................     290,000     11,346,250
                                                    ------------
                                                      31,990,200
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
    Boston Scientific Corp.*.........     250,000     10,984,375
    Medtronic, Inc. .................     132,000     10,279,500
                                                    ------------
                                                      21,263,875
                                                    ------------
METALS & MINING -- 1.3%
    Newmont Mining Corp. ............     100,994      2,007,256
    Phelps Dodge Corp. ..............      77,100      4,775,381
    Reynolds Metals Co. .............     101,000      5,959,000
                                                    ------------
                                                      12,741,637
                                                    ------------
OIL & GAS -- 5.7%
    Apache Corp. ....................     200,000      7,800,000
    Atlantic Richfield Co. ..........      80,000      6,685,000
    Exxon Corp. .....................     100,000      7,712,500
    Halliburton Co. .................     241,000     10,905,250
    Royal Dutch Petroleum Co. .......     100,000      6,025,000
    Schlumberger Ltd. ...............     150,000      9,553,125
    Unocal Corp. ....................     205,000      8,123,125
                                                    ------------
                                                      56,804,000
                                                    ------------
PAPER & FOREST PRODUCTS -- 1.9%
    Champion International Corp. ....     180,000      8,617,500
    Weyerhaeuser Co. ................     152,900     10,511,875
                                                    ------------
                                                      19,129,375
                                                    ------------
PHARMACEUTICALS -- 4.5%
    American Home Products Corp. ....      76,000      4,370,000
    Bristol-Meyers Squibb Co. .......     132,000      9,297,750
    Merck & Co., Inc. ...............     182,000     13,468,000
    Pharmacia & Upjohn, Inc. ........      90,000      5,113,125
    SmithKline Beecham PLC [ADR].....     100,000      6,606,250
    Warner-Lambert Co. ..............      90,000      6,243,750
                                                    ------------
                                                      45,098,875
                                                    ------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
RAILROADS -- 2.8%
    Kansas City Southern Industries,
      Inc. ..........................     363,000   $ 23,163,937
    Norfolk Southern Corp. ..........     150,000      4,518,750
                                                    ------------
                                                      27,682,687
                                                    ------------
RESTAURANTS -- 0.9%
    McDonald's Corp. ................     220,000      9,088,750
                                                    ------------
RETAIL & MERCHANDISING -- 2.9%
    Dayton-Hudson Corp. .............     200,000     13,000,000
    Penney, (J.C.) Co., Inc. ........     170,000      8,255,625
    Wal-Mart Stores, Inc. ...........     156,000      7,527,000
                                                    ------------
                                                      28,782,625
                                                    ------------
SEMICONDUCTORS -- 2.5%
    Intel Corp. .....................     147,000      8,746,500
    Motorola, Inc. ..................     172,800     16,372,800
                                                    ------------
                                                      25,119,300
                                                    ------------
TELECOMMUNICATIONS -- 8.4%
    Ameritech Corp. .................     100,000      7,350,000
    Bell Atlantic Corp. .............     200,000     13,075,000
    BellSouth Corp. .................     120,000      5,625,000
    Frontier Corp. ..................     182,000     10,738,000
    GTE Corp. .......................     100,000      7,575,000
    MediaOne Group, Inc.*............     150,000     11,156,250
    SBC Communications, Inc. ........     180,000     10,440,000
    Sprint Corp. (FON Group).........     125,400      6,622,687
    U.S. West, Inc. .................     190,000     11,162,500
                                                    ------------
                                                      83,744,437
                                                    ------------
TRANSPORTATION -- 1.1%
    Galileo International, Inc. .....     205,000     10,954,687
                                                    ------------
UTILITIES -- 0.3%
    Alliant Energy Corp. ............      88,400      2,508,350
                                                    ------------
TOTAL COMMON STOCK
  (Cost $530,388,486)................                737,571,683
                                                    ------------
PREFERRED STOCK -- 0.1%
METALS & MINING
    Kinam Gold, Inc. $3.75 Cl-B
    (Cost $996,575)..................      20,000        667,500
                                                    ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 19.3%
AIRLINES -- 0.4%
    Delta Air Lines, Inc.
      10.375%, 12/15/22..............  $    3,500   $  4,418,750
                                                    ------------
BROADCASTING -- 0.3%
    American Radio Systems Co. 9.00%,
      02/01/06.......................         130        139,588
    Continental Cablevision, Inc.
      9.50%, 08/01/13................       2,000      2,315,000
                                                    ------------
                                                       2,454,588
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                       ----------   ------------
BUILDING MATERIALS -- 0.4%
    USG Corp.
      8.50%, 08/01/05................  $    3,500   $  3,715,075
                                                    ------------
CHEMICALS -- 0.3%
    Equistar Chemicals L.P.
      7.55%, 02/15/26................       2,225      1,810,594
    Huntsman ICI Chemicals 144A
      10.125%, 07/01/09..............       1,000      1,005,000
                                                    ------------
                                                       2,815,594
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.1%
    Rhythms Netconnections, Inc. 144A
      12.75%, 04/15/09...............       1,000        942,500
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
    Detroit Edison Co.
      8.30%, 08/01/22................       1,000      1,027,500
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.6%
    Aztar Corp. 144A
      8.875%, 05/15/07...............       1,000        960,000
    GCI, Inc.
      9.75%, 08/01/07................       1,000      1,002,500
    Hollywood Casino Corp. 144A
      11.25%, 05/01/07...............       1,250      1,256,250
    Horseshoe Gaming Holdings Corp.
      144A
      8.625%, 05/15/09...............       2,500      2,425,000
                                                    ------------
                                                       5,643,750
                                                    ------------
FINANCIAL SERVICES -- 0.5%
    Associates Corp. of North America
      Cl-E
      7.375%, 06/11/07...............       2,400      2,440,498
    DQU II Funding Corp.
      8.70%, 06/01/16................       1,989      2,145,634
                                                    ------------
                                                       4,586,132
                                                    ------------
HEALTHCARE SERVICES -- 0.1%
    FHP International Corp.
      7.00%, 09/15/03................       1,000      1,000,000
                                                    ------------
HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp.
      7.20%, 12/15/09................       2,000      1,887,500
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.7%
    Heritage Media Corp.
      8.75%, 02/15/06................       1,500      1,608,750
    Inland Steel Co. Cl-R
      7.90%, 01/15/07                       2,000      2,017,500
    JCAC, Inc.
      10.125%, 06/15/06..............       1,000      1,088,750
    National Steel Corp.
      8.375%, 08/01/06...............       1,500      1,434,375
    Worldwide Fiber, Inc. 144A
      12.50%, 12/15/05...............       1,500      1,518,750
                                                    ------------
                                                       7,668,125
                                                    ------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                       ----------   ------------
INSURANCE -- 0.4%
    The Equitable Companies, Inc.
      9.00%, 12/15/04................  $    4,035   $  4,418,325
                                                    ------------
MACHINERY & EQUIPMENT -- 0.2%
    Nationsrent, Inc.
      10.375%, 12/15/08..............       1,950      1,935,375
                                                    ------------
METALS & MINING -- 0.1%
    Glencore Nickel Property Ltd.
      9.00%, 12/01/14................       1,500      1,297,500
                                                    ------------
OIL & GAS -- 2.0%
    Atlantic Richfield Co.
      10.875%, 07/15/05..............       3,000      3,607,500
    Belco Oil & Gas Corp. Cl-B
      8.875%, 09/15/07...............       1,500      1,455,000
    Canadian Forest Oil Ltd.
      8.75%, 09/15/07................       1,500      1,440,000
    Cliffs Drilling Co. Cl-B
      10.25%, 05/15/03...............       1,900      1,857,250
    Gulf Canada Resources Ltd.
      8.35%, 08/01/06................       1,000        992,500
      8.25%, 03/15/17................       1,000        938,750
    Navigator Gas Transport 144A
      10.50%, 06/30/07...............       1,000        495,000
    Noram Energy Corp. [CVT]
      6.00%, 03/15/12................       1,429      1,284,314
    NRG Energy, Inc.
      7.50%, 06/15/07................       2,500      2,478,125
    Ocean Energy, Inc.
      10.375%, 10/15/05..............       1,025      1,081,375
    Ocean Energy, Inc. Cl-B
      8.875%, 07/15/07...............       2,000      2,000,000
    Sun Co., Inc.
      9.375%, 06/01/16...............       1,000      1,105,000
    Veritas Holdings
      9.625%, 12/15/03...............         800        794,000
                                                    ------------
                                                      19,528,814
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.7%
    Chesapeake Corp.
      7.20%, 03/15/05................       5,000      5,050,000
    Quno Corp.
      9.125%, 05/15/05...............       2,150      2,288,002
                                                    ------------
                                                       7,338,002
                                                    ------------
PHARMACEUTICALS -- 0.2%
    Pharmerica, Inc.
      8.375%, 04/01/08...............       2,000      2,135,000
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    World Color Press, Inc.
      7.75%, 02/15/09................       3,000      2,775,000
                                                    ------------
TELECOMMUNICATIONS -- 6.9%
    AT&T Corp.
      6.00%, 03/15/09................       2,000      1,890,000
      6.50%, 03/15/29................       3,000      2,715,000
    Call-Net Enterprises, Inc. [STEP]
      10.80%, 05/15/09...............       3,000      1,665,000

                                          PAR
                                         (000)         VALUE
                                       ----------   ------------
    Cencall Communications Corp.
      10.125%, 01/15/04..............  $    3,000   $  3,067,500
    Centel Capital Corp.
      9.00%, 10/15/19................       2,500      2,859,375
    CF Cable TV, Inc.
      11.625%, 02/15/05..............       2,000      2,197,500
    Charter Communications Holdings
      LLC 144A
      8.625%, 04/01/09...............       1,600      1,540,000
    Comcast U.K. Cable Corp. [STEP]
      10.059%, 11/15/07..............       3,000      2,715,000
    Crown Castle International Corp.
      9.00%, 05/15/11................       1,000        982,500
    Diamond Cable Communications PLC
      [STEP]
      15.643%, 12/15/05..............       1,500      1,327,500
    GTE Corp.
      7.90%, 02/01/27................       4,000      4,090,000
    Intermedia Communications, Inc.
      Cl-B [STEP]
      12.25%, 03/01/09...............       2,600      1,495,000
    Level 3 Communications, Inc.
      9.125%, 05/01/08...............       1,500      1,481,250
      10.731%, 12/01/08 [STEP] 144A..       3,500      2,161,250
    Lin Television Co.
      8.375%, 03/01/08...............       2,000      1,925,000
    McLeodUSA, Inc.
      9.50%, 11/01/08................       1,000      1,005,000
    MetroNet Communications Corp.
      12.00%, 08/15/07...............       1,500      1,728,750
      10.75%, 11/01/07 [STEP]........       1,750      1,406,563
      8.265%, 06/15/08 [STEP]........       7,700      5,736,500
    Nextlink Communications, Inc.
      9.625%, 10/01/07...............       2,500      2,437,500
      10.75%, 11/15/08 144A..........       1,500      1,541,250
      12.25%, 06/01/09 [STEP]........       1,500        877,500
    Paramount Communication
      8.25%, 08/01/22................       4,250      4,297,813
    Qwest Communications
      International, Inc. Cl-B [STEP]
      7.262%, 02/01/08...............       4,000      2,990,000
    RCN Corp. Cl-B [STEP]
      9.80%, 02/15/08................       2,000      1,270,000
    TCI Telecommunications, Inc.
      7.875%, 02/15/26...............       2,500      2,656,250
    Tele-Communications, Inc.
      9.80%, 02/01/12................       2,000      2,457,500
    Telewest Communications PLC
      [STEP]
      10.361%, 10/01/07..............       3,500      3,123,750
    US West Communications
      5.65%, 11/01/04................       5,000      4,775,490
                                                    ------------
                                                      68,415,741
                                                    ------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                       ----------   ------------
UTILITIES -- 4.8%
    Boston Edison Co.
      7.80%, 03/15/23................  $    1,640   $  1,631,800
    Citizens Utilities Co.
      7.00%, 11/01/25................       2,500      2,359,375
    Cleveland Electric Illuminating
      Co. Cl-B
      9.50%, 05/15/05................       3,000      3,168,750
    Cleveland Electric Illuminating
      Co. Cl-D
      7.88%, 11/01/17................       2,000      2,037,500
    Coda Energy, Inc. Cl-B
      10.50%, 04/01/06...............       1,000      1,017,500
    Commonwealth Edison Co.
      7.00%, 07/01/05................       2,500      2,509,375
      8.25%, 10/01/06................       2,000      2,152,500
    Connecticut Light & Power Co.
      Cl-C
      8.50%, 06/01/24................       2,500      2,608,850
    Consumers Energy Co.
      7.375%, 09/15/23...............       2,500      2,375,000
    El Paso Electric Co.
      8.90%, 02/01/06................       1,250      1,407,813
    El Paso Electric Co. Cl-C
      8.25%, 02/01/03................       1,500      1,548,750
    Gulf Power Co.
      6.875%, 01/01/26...............       3,000      2,805,000
    Gulf States Utilities
      8.70%, 04/01/24................       1,000      1,021,250
    Metropolitan Edison Co. Cl-B
      8.15%, 01/30/23................       2,975      2,998,232
    New York State Electric &
      Gas Corp.
      8.30%, 12/15/22................       1,400      1,445,500
      8.30%, 12/15/22................         475        492,813
    Niagara Mohawk Power Corp. Cl-G
      7.75%, 10/01/08................       1,500      1,546,875
    Niagara Mohawk Power Corp. Cl-H
      [STEP]
      7.562%, 07/01/10...............       3,250      2,567,500
    Panhandle Eastern Pipeline 144A
      6.50%, 07/15/09................       2,000      1,910,000
    PP&L Resources, Inc.
      7.70%, 10/01/09................       2,000      2,140,000
    Public Service Co. of New Mexico
      Cl-A
      7.10%, 08/01/05................       2,500      2,453,125

                                          PAR
                                         (000)         VALUE
                                       ----------   ------------
    Public Service Electric & Gas Co.
      6.375%, 05/01/08...............  $    1,000   $    970,000
    Southwestern Public Service Co.
      8.20%, 12/01/22................       3,000      3,131,250
    Western Massachusetts Electric
      Co. Cl-V
      7.75%, 12/01/02................       2,000      1,983,526
                                                    ------------
                                                      48,282,284
                                                    ------------
TOTAL CORPORATE OBLIGATIONS (Cost
  $200,107,262)......................                192,285,555
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
    Federal Home Loan Mortgage Corp.
      6.50%, 09/01/11-01/01/12
    (Cost $9,800,409)................      10,008      9,886,488
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 1.2%
    U.S. Treasury Notes
      5.625%, 05/15/08
    (Cost $12,294,529)...............      11,750     11,512,502
                                                    ------------
COMMERCIAL PAPER -- 2.0%
    Ford Motor Credit Co.
      5.085%, 07/02/99...............      10,000     10,000,000
    Sears Roebuck Acceptance Corp.
      4.955%, 07/01/99...............      10,000     10,000,000
                                                    ------------
    (Cost $20,000,000)...............                 20,000,000
                                                    ------------
                                         SHARES
                                       ----------
SHORT-TERM INVESTMENTS -- 2.0%
    Temporary Investment Cash Fund...  10,247,266     10,247,266
    Temporary Investment Fund........  10,247,265     10,247,265
                                                    ------------
    (Cost $20,494,531)...............                 20,494,531
                                                    ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $794,081,792)................                992,418,259
OTHER ASSETS LESS
  LIABILITIES -- 0.6%................                  5,850,311
                                                    ------------
NET ASSETS -- 100.0%.................               $998,268,570
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.2% of net assets.

See Notes to Financial Statements.

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 92.7%
ADVERTISING -- 5.1%
    DoubleClick, Inc.*.................   67,410   $  6,184,867
    Lamar Advertising Co.*.............  215,920      8,839,225
    Penton Media, Inc. ................  116,825      2,833,006
    TMP Worldwide, Inc.*...............  102,830      6,529,705
                                                   ------------
                                                     24,386,803
                                                   ------------
AEROSPACE -- 0.7%
    Aviation Sales Co.*................   82,200      3,246,900
                                                   ------------
BROADCASTING -- 4.9%
    ACTV, Inc.*........................  246,845      3,424,974
    Citadel Communications Corp.*......  219,545      7,944,785
    Cox Radio, Inc. Cl-A*..............   84,840      4,602,570
    Entercom Communications Corp.*.....   65,225      2,788,369
    Radio One, Inc.*...................   93,440      4,344,960
                                                   ------------
                                                     23,105,658
                                                   ------------
BUSINESS SERVICES -- 5.4%
    Appnet Systems, Inc.*..............  141,550      1,902,078
    CIBER, Inc.*.......................   93,525      1,788,666
    Critical Path, Inc.*...............   28,765      1,591,064
    F5 Networks, Inc.*.................   27,025      1,108,025
    Informatica Corp.*.................  160,670      5,723,869
    Online Resources & Communications
      Corp.*...........................   27,565        373,850
    Pegasus Systems, Inc.*.............   80,900      3,028,694
    Phone.com, Inc.*...................   67,490      3,779,440
    Ramp Networks, Inc.*...............   54,710        783,037
    Safeguard Scientifics, Inc.*.......   58,420      3,622,040
    SoftNet Systems, Inc.*.............   74,685      2,081,844
                                                   ------------
                                                     25,782,607
                                                   ------------
CAPITAL GOODS -- 0.4%
    Mettler-Toledo International,
      Inc.*............................   79,100      1,962,669
                                                   ------------
CHEMICALS  --  0.1%
    Spartech Corp. ....................   22,620        715,357
                                                   ------------
COMPUTER HARDWARE -- 0.9%
    Insight Enterprises, Inc.*.........  165,907      4,106,198
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 22.3%
    Advent Software, Inc.*.............   11,325        758,775
    Ardent Software, Inc.*.............   22,200        471,750
    Brio Technology, Inc.*.............  123,500      2,470,000
    Computer Network Technology
      Corp.*...........................   33,435        723,032
    Concentric Network Corp.*..........  273,555     10,873,811
    ECsoft Group PLC [ADR]*............   64,180      1,006,824
    Emulex Corp.*......................   16,720      1,859,055
    Engineering Animation, Inc.*.......  157,370      3,334,277
    Exodus Communications, Inc.*.......   97,440     11,686,710
    Extreme Networks, Inc.*............   76,540      4,444,104
    Globix Corp.*......................  226,120      9,991,677
    internet.com LLC*..................   77,200        969,825
    Launch Media, Inc.*................   75,875      1,356,266
    Marimba, Inc.*.....................   89,250      4,702,359
    New Era of Networks, Inc.*.........   65,470      2,876,588
    Portal Software, Inc.*.............   61,505      2,848,450

                                         SHARES       VALUE
                                         ------       -----
    Razorfish, Inc.*...................  142,015   $  5,263,431
    Redback Networks, Inc.*............    4,865        610,862
    Scient Corp.*......................   59,320      2,821,407
    SIPEX Corp.*.......................  120,625      2,472,812
    Software.com, Inc.*................   79,275      1,838,189
    Sykes Enterprises, Inc.*...........  121,505      4,055,229
    TenFold Corp.*.....................   15,705        498,634
    USinternetworking, Inc.*...........   45,460      1,909,320
    Verio, Inc.*.......................  178,860     12,430,770
    VerticalNet, Inc.*.................  103,755     10,881,306
    Vignette Corp.*....................    5,530        414,750
    WorldGate Communications, Inc.*....   48,965      2,509,456
                                                   ------------
                                                    106,079,669
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.9%
    Action Performance Companies,
      Inc.*............................   76,930      2,538,690
    Bally Total Fitness Holding
      Corp.*...........................   59,735      1,694,981
                                                   ------------
                                                      4,233,671
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 8.3%
    Applied Micro Circuits Corp.*......   59,550      4,897,988
    Dionex Corp.*......................   92,490      3,745,845
    Galileo Technology Ltd.*...........   98,325      4,455,352
    Gemstar International Group
      Ltd.*............................  103,140      6,729,885
    Pittway Corp. Cl-A.................  148,239      5,067,921
    RF Micro Devices, Inc.*............  126,655      9,451,629
    Sawtek, Inc.*......................  109,060      5,003,128
                                                   ------------
                                                     39,351,748
                                                   ------------
ENTERTAINMENT & LEISURE -- 6.2%
    Championship Auto Racing Teams,
      Inc.*............................  149,605      4,478,800
    Playboy Enterprises, Inc. Cl-B*....  196,230      5,212,359
    Premier Parks, Inc.*...............  224,250      8,241,188
    SFX Entertainment, Inc. Cl-A*......  171,190     11,394,834
                                                   ------------
                                                     29,327,181
                                                   ------------
FINANCIAL-BANK & TRUST -- 0.3%
    Carolina First Corp. ..............    9,320        227,175
    Doral Financial Corp. .............   85,575      1,476,169
                                                   ------------
                                                      1,703,344
                                                   ------------
FINANCIAL SERVICES -- 1.5%
    E-LOAN, Inc.*......................   13,625        525,414
    Investors Financial Service
      Corp. ...........................   90,655      3,626,200
    Knight/Trimark Group, Inc.*........   37,505      2,262,020
    Southwest Securities Group,
      Inc. ............................   11,020        790,685
                                                   ------------
                                                      7,204,319
                                                   ------------
FOOD -- 1.2%
    Whole Foods Market, Inc.*..........  117,830      5,663,204
                                                   ------------
HEALTHCARE SERVICES -- 2.4%
    Accredo Health, Inc.*..............  117,810      3,858,278
    Apria Healthcare Group, Inc.*......  260,865      4,434,705
    InfoCure Corp.*....................   39,000      2,064,563
    Mediconsult.com, Inc.*.............  100,270      1,046,568
                                                   ------------
                                                     11,404,114
                                                   ------------

AST JANUS SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
INSURANCE -- 1.2%
    Blanch, (E.W.) Holdings, Inc. .....   43,905   $  2,993,772
    StanCorp Financial Group, Inc.*....   90,595      2,717,850
                                                   ------------
                                                      5,711,622
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.3%
    Laser Vision Centers, Inc.*........   19,305      1,216,215
                                                   ------------
PERSONAL SERVICES -- 1.0%
    Career Education Corp.*............   71,015      2,401,195
    Corinthian Colleges, Inc.*.........   38,200        721,025
    ITT Educational Services, Inc.*....   56,355      1,468,752
                                                   ------------
                                                      4,590,972
                                                   ------------
PHARMACEUTICALS -- 6.2%
    ChiRex, Inc.*......................  129,375      4,156,172
    Enzon, Inc.*.......................  599,175     12,395,433
    MedImmune, Inc.*...................   52,385      3,549,084
    Professional Detailing, Inc.*......   48,050      1,129,175
    QLT PhotoTherapeutics, Inc.*.......  151,205      8,316,275
                                                   ------------
                                                     29,546,139
                                                   ------------
PRINTING & PUBLISHING -- 1.6%
    Valassis Communications, Inc.*.....  213,747      7,828,484
                                                   ------------
RETAIL & MERCHANDISING -- 5.5%
    Ames Department Stores, Inc.*......  201,525      9,194,578
    Beyond.com Corp.*..................  179,505      5,149,550
    pcOrder.com, Inc.*.................   65,215      2,710,498
    Rent-Way, Inc.*....................  192,215      4,733,294
    School Specialty, Inc.*............  284,625      4,571,789
                                                   ------------
                                                     26,359,709
                                                   ------------
SEMICONDUCTORS -- 5.8%
    Alpha Industries, Inc.*............  187,287      8,919,543
    ATMI, Inc.*........................  200,560      5,966,660
    GlobeSpan, Inc.*...................   31,245      1,241,989
    NVIDIA Corp.*......................   93,905      1,795,933
    SDL, Inc.*.........................  185,860      9,490,476
                                                   ------------
                                                     27,414,601
                                                   ------------
TELECOMMUNICATIONS -- 10.2%
    Advanced Radio Telecom Corp.*......   75,045      1,078,772
    Com21, Inc.*.......................  100,655      1,717,426
    Copper Mountain Networks, Inc.*....    6,385        493,241
    Digital Microwave Corp.*...........  427,000      5,444,250
    DSP Communications, Inc.*..........   49,640      1,433,355
    Gilat Satellite Networks Ltd.*.....   90,440      4,748,100
    Hyperion Telecommunications, Inc.
      Cl-A*............................  207,350      3,900,772
    TCA Cable TV, Inc. ................  157,960      8,766,780

                                         SHARES       VALUE
                                         ------       -----
    Terayon Communication Systems,
      Inc.*............................   88,060   $  4,920,353
    Viatel, Inc.*......................  203,600     11,427,050
    WinStar Communications, Inc.*......   95,500      4,655,625
                                                   ------------
                                                     48,585,724
                                                   ------------
UTILITIES -- 0.3%
    Avista Corp. ......................   77,380      1,257,425
                                                   ------------
TOTAL COMMON STOCK
  (Cost $326,189,944)..................             440,784,333
                                                   ------------
FOREIGN STOCK -- 1.2%
AUTOMOBILE MANUFACTURERS -- 0.1%
    Ducati Motor Holding SPA --
      (ITL)*...........................  187,726        491,733
                                                   ------------
TELECOMMUNICATIONS -- 1.1%
    Cogeco Cable, Inc. --
      (CAD)............................  121,785      2,147,622
    Moffat Communications Ltd. --
      (CAD)............................  226,490      2,907,544
                                                   ------------
                                                      5,055,166
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $5,190,762)....................               5,546,899
                                                   ------------
                                           PAR
                                          (000)
                                         -------
COMMERCIAL PAPER -- 5.1%
    Household Finance Corp.
      5.45%, 07/01/99..................  $ 2,300      2,300,000
    Prudential Funding Corp.
      5.55%, 07/01/99..................   22,000     22,000,000
                                                   ------------
    (Cost $24,300,000).................              24,300,000
                                                   ------------
                                         SHARES
                                         -------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund.....   17,282         17,282
    Temporary Investment Fund..........   17,282         17,282
                                                   ------------
    (Cost $34,564).....................                  34,564
                                                   ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $355,715,270)..................             470,665,796
OTHER ASSETS LESS
  LIABILITIES -- 1.0%..................               4,928,228
                                                   ------------
NET ASSETS -- 100.0%...................            $475,594,024
                                                   ============

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 90.4%
ARGENTINA -- 0.3%
    Banco de Galicia y Buenos Aires
      SA de CV [ADR].................      12,122   $    245,470
    Banco Frances SA [ADR]...........      16,411        311,809
    Telefonica de Argentina SA Cl-B
      [ADR]..........................      21,720        681,465
                                                    ------------
                                                       1,238,744
                                                    ------------
AUSTRALIA -- 2.6%
    Australian Gas Light Co. Ltd. ...      90,795        552,312
    Brambles Industries Ltd. ........      29,000        763,991
    Broken Hill Proprietary Co.
      Ltd. ..........................      57,895        670,635
    Colonial Ltd. ...................     273,852        969,789
    Commonwealth Bank of Australia...      76,068      1,210,945
    Lend Lease Corp. Ltd. ...........      49,700        682,394
    News Corp. Ltd. .................     118,757      1,013,257
    News Corp. Ltd. Pfd. ............      99,030        754,483
    Publishing & Broadcasting
      Ltd. ..........................     186,300      1,229,463
    Star City Holdings Ltd.*.........     419,000        407,698
    TABCORP Holdings Ltd. ...........      99,000        667,099
    Telstra Corp. Ltd. ..............     268,838      1,540,513
    Westpac Banking Corp. Ltd. ......     191,532      1,242,438
                                                    ------------
                                                      11,705,017
                                                    ------------
BELGIUM -- 1.5%
    Dexia Belgium....................       3,940        586,726
    Fortis Cl-B......................      60,664      1,904,978
    KBC Bancassurance Holdings NV....      57,510      3,410,223
    Societe Europeene des Satellites
      [FDR]*.........................       2,600        377,393
    UCB SA...........................      10,100        432,256
                                                    ------------
                                                       6,711,576
                                                    ------------
BRAZIL -- 2.0%
    Banco Bradesco SA................  62,664,000        307,497
    Banco Itau SA....................     710,000        352,407
    Companhia Brasileira de
      Distribuicoa Grupo Pao de
      Acucar [ADR]...................      26,146        486,969
    Companhia Brasileira de
      Distribuicoa Grupo Pao de
      Acucar [GDR]...................       5,160         96,105
    Companhia Cimento Portland
      Itau...........................     865,000         81,965
    Companhia Energetica de Minas
      Geras..........................  14,496,779        298,447
    Companhia Energetica de Minas
      Geras [ADR]....................      16,971        354,171
    Petroleo Brasileiro SA...........   6,427,508        949,833
    Telecomunicacoes Brasileiras SA
      [ADR]*.........................      57,888          3,618
    Telecomunicacoes Brasileiras SA
      Pfd. [ADR].....................      54,888      4,950,211
    Telecomunicacoes de Sao Paulo
      SA.............................   3,831,282        447,320
    Telesp Celular SA Pfd. Cl-B*.....   4,494,000        226,861
    Uniao de Bancos Brasileiros SA
      [GDR]..........................      18,000        433,125
                                                    ------------
                                                       8,988,529
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CANADA -- 0.2%
    Alcan Aluminium Ltd. ............      19,180   $    605,834
    Royal Bank of Canada.............       8,470        371,981
                                                    ------------
                                                         977,815
                                                    ------------
CHILE -- 0.1%
    Chilectra SA [ADR] 144A..........      14,905        322,498
                                                    ------------
CHINA -- 0.2%
    Huaneng Power International, Inc.
      [ADR]*.........................      51,000        873,375
                                                    ------------
DENMARK -- 0.3%
    Den Danske Bank..................       6,380        691,957
    Tele Danmark AS..................      12,220        601,503
    Unidanmark AS Cl-A...............       4,020        268,306
                                                    ------------
                                                       1,561,766
                                                    ------------
FINLAND -- 0.9%
    Nokia AB Oyj.....................      45,836      4,017,882
                                                    ------------
FRANCE -- 10.2%
    Alcatel..........................      13,422      1,889,389
    AXA SA...........................      25,062      3,057,539
    Banque Nationale de Paris........      12,930      1,077,411
    Carrefour Supermarche SA.........      20,304      2,983,788
    Compagnie de Saint-Gobain........       9,740      1,551,883
    Credit Commercial de France......      12,340      1,333,669
    Dexia France.....................       3,095        414,292
    Dexia France SA..................       7,128        954,144
    Equant NV*.......................       2,300        212,049
    Groupe Danone....................       5,590      1,441,197
    L'Oreal..........................       1,607      1,086,326
    Lafarge SA.......................       5,723        544,160
    Legrand SA.......................       5,173      1,053,080
    Pinault-Printemps Redoute SA.....      22,585      3,875,654
    Sanofi-Synthelabo SA*............      75,188      3,190,729
    Schneider SA.....................      35,418      1,988,811
    Societe Generale.................       8,136      1,433,919
    Societe Nationale Elf Aquitaine
      SA.............................      11,520      1,690,554
    Societe Television Francaise.....       8,420      1,962,421
    Sodexho Alliance SA..............      15,750      2,712,493
    STMicroelectronics NV............      22,240      1,481,627
    Total Fina SA Cl-B...............      32,434      4,184,363
    Vivendi..........................      75,470      6,113,531
                                                    ------------
                                                      46,233,029
                                                    ------------
GERMANY -- 6.0%
    Allianz AG.......................       6,380      1,783,042
    Bayer AG.........................      33,985      1,414,172
    Bayerische Hypo-Und Vereinsbank
      AG.............................      50,899      3,238,665
    Deutsche Bank AG.................      35,874      2,186,446
    Deutsche Telekom AG..............      44,541      1,871,799
    Deutsche Telekom AG Rights*......      44,541          2,297
    Dresdner Bank AG.................      44,733      1,739,166
    Fielmann AG Pfd. ................       1,323         48,299
    Fresenius AG Pfd. ...............       2,660        466,339
    Gehe AG..........................      51,151      2,357,943
    Hoechst AG.......................      12,980        584,962
    Mannesmann AG....................      29,770      4,451,623

AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Rhoen-Klinikum AG................       6,150   $    621,545
    SAP AG...........................       5,470      1,875,645
    SAP AG Pfd. .....................       2,987      1,187,493
    Siemens AG.......................      12,790        986,606
    Veba AG..........................      29,924      1,765,173
    Volkswagen AG....................       9,070        585,255
                                                    ------------
                                                      27,166,470
                                                    ------------
HONG KONG -- 2.6%
    Cheung Kong Holdings Ltd. .......     123,000      1,093,881
    China Light & Power Co. Ltd. ....     226,000      1,098,161
    China Telecom Ltd.*..............     500,000      1,388,780
    Henderson Land Development Co.
      Ltd. ..........................     197,000      1,132,445
    Hong Kong Telecommunications
      Ltd. ..........................     273,200        709,532
    HSBC Holdings PLC................      47,600      1,736,239
    Hutchison Whampoa Ltd. ..........     305,000      2,761,609
    New World Development Co.
      Ltd. ..........................     241,000        722,198
    Sun Hung Kai Properties Ltd. ....     103,000        939,247
                                                    ------------
                                                      11,582,092
                                                    ------------
INDIA -- 0.1%
    Mahanagar Telephone Nigam Ltd.
      [GDR]*.........................      44,000        435,600
                                                    ------------
IRELAND -- 0.1%
    CBT Group PLC [ADR]*.............      36,650        604,725
                                                    ------------
ITALY -- 4.4%
    Assicurazioni Generali...........      44,960      1,557,891
    Banca di Roma....................     269,000        386,988
    Banca Popolare di Brescia........      48,000      2,056,761
    Ente Nazionale Idrocarburi SPA...     406,100      2,424,840
    Istituto Nazionale delle
      Assicurazioni..................     707,000      1,640,490
    Italgas SPA......................      72,936        306,131
    Mediolanum SPA...................     149,720      1,150,291
    San Paolo-IMI SPA................     124,681      1,697,250
    Tecnost SPA......................     237,000        585,363
    Telecom Italia Mobile SPA........     564,805      3,372,474
    Telecom Italia SPA...............     293,520      3,051,194
    Unicredito Italiano SPA..........     411,996      1,809,982
                                                    ------------
                                                      20,039,655
                                                    ------------
JAPAN -- 16.5%
    Canon, Inc. .....................     145,000      4,169,002
    Citizen Watch Co. Ltd. ..........      45,000        390,379
    Daiichi Pharmaceutical Co.
      Ltd. ..........................      76,000      1,179,218
    Daiwa House Industry Co. Ltd. ...      94,000        988,647
    DDI Corp. .......................         184      1,144,716
    Denso Corp. .....................     142,000      2,886,080
    East Japan Railway Co. Ltd. .....         213      1,143,873
    Fanuc Co. .......................      20,500      1,100,911
    Fujitsu Ltd. ....................      53,000      1,066,252
    Hitachi Ltd. ....................     184,000      1,725,435
    Honda Motor Co. Ltd. ............       9,000        381,456
    Ito-Yokado Co. Ltd. .............      23,000      1,539,209
    Kao Corp. .......................      84,000      2,359,625

                                         SHARES        VALUE
                                         ------        -----
    Kokuyo Co. Ltd. .................      51,000   $    821,655
    Komori Corp. ....................      39,000        702,435
    Kuraray Co. Ltd. ................     107,000      1,287,153
    Kyocera Corp. ...................      39,000      2,287,746
    Makita Corp. ....................      58,000        656,019
    Matsushita Electric Industrial
      Co. ...........................     175,000      3,397,745
    Mauri Co. Ltd. ..................     117,000      1,933,307
    Mitsubishi Corp. ................     106,000        718,132
    Mitsubishi Heavy Industries
      Ltd. ..........................     485,000      1,967,470
    Mitsui Fudosan Co. Ltd. .........     236,000      1,910,834
    Murata Manufacturing Co. Ltd. ...      52,000      3,368,250
    NEC Corp. .......................     262,000      3,257,787
    Nippon Telegraph & Telephone
      Corp. .........................       3,330      3,906,766
    Nomura Securities Co. Ltd. ......     166,000      1,943,403
    NTT Mobile Communication Network,
      Inc. ..........................       2,150      2,913,179
    Sankyo Co. Ltd. .................     119,000      2,998,691
    Sekisui Chemical Co. Ltd. .......     149,000        864,188
    Sekisui House Ltd. ..............      87,000        938,744
    Seven-Eleven Japan Co. Ltd. .....      14,000      1,371,821
    Shin-Etsu Chemical Co. Ltd. .....      59,000      1,974,203
    Shiseido Co. Ltd. ...............      55,000        824,299
    Sony Corp. ......................      38,900      4,194,160
    Sumitomo Corp. ..................     178,000      1,301,512
    Sumitomo Electric Industries.....     225,000      2,557,913
    TDK Corp. .......................      37,000      3,384,030
    Tokio Marine & Fire Insurance Co.
      Ltd. ..........................      47,000        510,633
    Tokyo Electron Ltd. .............      17,000      1,153,126
    Toppan Printing Co. Ltd. ........      84,000        937,604
    UNY Co. Ltd. ....................      46,000        691,694
                                                    ------------
                                                      74,849,302
                                                    ------------
KOREA -- 0.8%
    Korea Telecom Corp. [ADR]........      33,000      1,320,000
    Samsung Electronics Co. .........      16,316      1,790,235
    SK Telecom Co. Ltd. .............       3,450        462,002
    SK Telecom Co. Ltd. Rights*......         791         40,525
                                                    ------------
                                                       3,612,762
                                                    ------------
MEXICO -- 1.6%
    Cemex SA de CV [ADR].............      14,090        138,698
    Cemex SA de CV Cl-B..............      67,925        327,845
    Fomento Economico Mexicano SA de
      CV UBD Units*..................     192,820        749,018
    Gruma SA [ADR]*..................      25,127        169,605
    Gruma SA Cl-B*...................     116,644        195,072
    Grupo Financiero Bancomer SA Cl-B
      [GDR]..........................       2,330         15,436
    Grupo Financiero Bancomer SA Cl-
      L*.............................       1,725            540
    Grupo Industrial Maseca SA de CV
      Cl-B...........................     306,095        183,378
    Grupo Modelo SA de CV Cl-C*......     213,024        597,515
    Grupo Televisa SA [GDR]*.........      20,634        924,661

AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Kimberly-Clark de Mexico SA
      Cl-A...........................     128,630   $    517,369
    Telefonos de Mexico SA Cl-L
      [ADR]..........................      39,014      3,152,819
    TV Azteca SA de CV [ADR]*........      26,200        135,912
                                                    ------------
                                                       7,107,868
                                                    ------------
NETHERLANDS -- 8.5%
    ABN AMRO Holding NV..............      84,706      1,834,446
    AKZO Nobel NV....................       7,768        326,844
    ASM Lithography Holding NV*......      48,220      2,789,726
    CSM NV...........................      32,241      1,610,920
    Elsevier NV......................     157,552      1,827,881
    Fortis (NL) NV...................      80,974      2,501,002
    Gucci Group NV NY Reg. ..........      18,918      1,324,260
    ING Groep NV.....................     107,252      5,806,792
    Koninklijke Ahold NV.............      74,053      2,550,708
    Koninklijke Numico NV............      28,200        998,958
    Koninklijke (Royal) Philips
      Electronics NV.................      30,654      3,023,774
    KPN NV...........................       9,749        457,449
    Royal Dutch Petroleum Co. .......      52,204      3,057,903
    TNT Post Group NV................      10,259        244,922
    Unilever NV......................      26,074      1,757,215
    VNU NV...........................      32,700      1,306,746
    Wolters Kluwer NV................     175,404      6,982,298
                                                    ------------
                                                      38,401,844
                                                    ------------
NEW ZEALAND -- 0.2%
    Telecom Corp. of New Zealand
      Ltd. ..........................     262,000      1,124,595
                                                    ------------
NORWAY -- 0.8%
    Bergesen D.Y. AS Cl-A............       9,560        140,870
    Norsk Hydro AS...................      38,630      1,457,415
    Orkla ASA Cl-A...................     131,030      2,038,962
                                                    ------------
                                                       3,637,247
                                                    ------------
PORTUGAL -- 0.5%
    Jeronimo Martins SGPS SA.........      69,629      2,299,951
                                                    ------------
RUSSIA -- 0.0%
    Gazprom [ADR]....................      20,040        225,851
                                                    ------------
SINGAPORE -- 0.4%
    Singapore Press Holdings Ltd. ...      39,456        672,096
    United Overseas Bank Ltd. .......     192,000      1,342,050
                                                    ------------
                                                       2,014,146
                                                    ------------
SPAIN -- 2.9%
    Argentaria Caja Postal Y Banco
      Hipotecario de Espana SA.......      45,336      1,032,786
    Banco Bilbao Vizcaya SA..........      44,950        649,441
    Banco Popular Espanol SA.........       7,730        556,026
    Banco Santander Central Hispano
      SA.............................     196,370      2,045,352
    Endesa SA........................      64,002      1,364,947
    Gas Natural SDG SA...............      11,751        854,349
    Iberdrola SA.....................      97,943      1,491,851
    Repsol SA........................      44,925        917,328
    Telefonica SA....................      86,692      4,176,000
                                                    ------------
                                                      13,088,080
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
SWEDEN -- 3.4%
    ABB AB Cl-A......................      72,000   $    956,981
    AstraZeneca Group PLC*...........      92,089      3,585,320
    Atlas Copco AB Cl-B..............      41,770      1,120,190
    Electrolux AB Cl-B...............     112,590      2,357,285
    Esselte AB.......................      14,410        149,155
    Granges AB*......................       6,285        106,454
    Hennes & Mauritz AB Cl-B.........     155,550      3,842,213
    Meto AB*.........................      14,410         71,357
    Nordbanken Holding Co. AB*.......     326,678      1,909,715
    Sandvik AB Cl-B..................      35,340        781,478
    Securitas AB Cl-B................      31,685        473,314
                                                    ------------
                                                      15,353,462
                                                    ------------
SWITZERLAND -- 5.9%
    ABB AG*..........................       1,229      1,936,877
    Adecco SA........................       5,070      2,716,671
    Credit Suisse Group..............      10,600      1,834,181
    Nestle SA........................       3,598      6,482,737
    Novartis AG......................       3,429      5,006,999
    Roche Holding AG.................         365      3,751,922
    Swisscom AG*.....................       1,944        731,537
    UBS AG...........................      13,650      4,074,129
                                                    ------------
                                                      26,535,053
                                                    ------------
UNITED KINGDOM -- 17.4%
    Abbey National PLC...............     124,000      2,327,932
    ASDA Group PLC...................     425,450      1,456,952
    BG PLC...........................     150,597        919,867
    British Petroleum Co. PLC........     113,840      2,040,291
    Cable & Wireless PLC.............     268,000      3,415,479
    Cadbury Schweppes PLC............     477,912      3,043,450
    Caradon PLC......................     305,530        719,999
    Centrica PLC*....................     113,589        266,784
    Compass Group PLC................     330,000      3,271,910
    Diageo PLC.......................     514,436      5,372,223
    Electrocomponents PLC............     110,000        812,342
    GKN PLC..........................      32,000        546,280
    Glaxo Wellcome PLC...............     208,000      5,780,328
    Hays PLC.........................      40,000        421,501
    Kingfisher PLC...................     548,900      6,316,157
    Ladbroke Group PLC...............     191,000        757,196
    Laing, (John) PLC Cl-A...........      70,000        348,124
    National Westminster Bank PLC....     482,670     10,233,151
    Rank Group PLC...................     115,120        457,740
    Reed International PLC...........     549,740      3,667,677
    Rio Tinto PLC....................     142,600      2,390,528
    Rolls-Royce PLC..................     105,140        444,989
    Safeway PLC......................     247,660        992,553
    Shell Transport & Trading Co.
      PLC............................     919,000      6,891,776
    Smith, (David S.) Holdings PLC...     197,900        463,243
    SmithKline Beecham PLC...........     599,240      7,788,042
    Tesco PLC........................     696,000      1,791,015
    Tomkins PLC......................     522,444      2,264,693

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AST T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Unilever PLC.....................     207,571   $  1,847,002
    United News & Media PLC..........     197,470      1,898,750
                                                    ------------
                                                      78,947,974
                                                    ------------
TOTAL INVESTMENTS -- 90.4%
  (Cost $334,189,775)................                409,656,908
OTHER ASSETS LESS
  LIABILITIES -- 9.6%................                 43,470,987
                                                    ------------
NET ASSETS -- 100.0%.................               $453,127,895
                                                    ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 1999. Percentages are based on net assets.

INDUSTRY
Aerospace...........................................   0.6%
Automobile Manufacturers............................   1.0%
Automotive Parts....................................   0.1%
Beverages...........................................   0.8%
Broadcasting........................................   0.7%
Building Materials..................................   0.6%
Business Services...................................   0.9%
Chemicals...........................................   1.0%
Clothing & Apparel..................................   0.3%
Computer Services & Software........................   1.3%
Conglomerates.......................................   2.4%
Construction........................................   1.3%
Consumer Products & Services........................   2.8%
Electronic Components & Equipment...................   7.1%
Entertainment & Leisure.............................   1.6%
Equipment Services..................................   0.2%
Financial -- Bank & Trust...........................   7.0%
Financial Services..................................   6.3%
Food................................................   7.9%
Hotels & Motels.....................................   0.3%
Industrial Products.................................   1.1%
Insurance...........................................   2.9%
Machinery & Equipment...............................   0.7%
Medical Supplies & Equipment........................   0.1%
Metals & Mining.....................................   0.8%
Miscellaneous.......................................   0.7%
Office Equipment....................................   1.0%
Oil & Gas...........................................   4.3%
Paper & Forest Products.............................   0.6%
Pharmaceuticals.....................................   7.6%
Printing & Publishing...............................   4.5%
Real Estate.........................................   1.7%
Retail & Merchandising..............................   2.2%
Semiconductors......................................   0.9%
Telecommunications..................................  14.3%
Transportation......................................   0.5%
Utilities...........................................   2.3%
                                                      -----
TOTAL...............................................  90.4%
                                                      =====

--------------------------------------------------------------------------------
Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.1% of net assets.

See Notes to Financial Statements.

AST T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
FOREIGN BONDS -- 92.4%
AUSTRALIA -- 6.4%
    Australian Government
      9.00%, 09/15/04................     4,000    $  3,028,456
      8.75%, 08/15/08................     6,700       5,191,652
    Federal National Mortgage Assoc.
      6.375%, 08/15/07...............     2,000       1,303,657
                                                   ------------
                                                      9,523,765
                                                   ------------
AUSTRIA -- 2.6%
    Austrian National Government
      5.00%, 01/15/08................     3,689       3,899,352
                                                   ------------
CANADA -- 2.6%
    Canadian Government
      5.00%, 09/01/04................     5,750       3,815,268
                                                   ------------
DENMARK -- 2.7%
    Kingdom of Denmark
      6.00%, 11/15/02................    27,000       3,987,427
                                                   ------------
EUROPEAN CURRENCY UNIT -- 2.4%
    American Standard Co., Inc.
      7.125%, 06/01/06...............       340         350,929
    Carrier 1
      13.25%, 02/15/09...............       120         132,415
    Cyprus Government
      5.375%, 07/28/08...............       700         708,292
    Dura Operating Corp.
      9.00%, 05/01/09................       350         355,530
    Hermes Europe Railtel
      10.375%, 01/15/06..............       320         349,806
    Huntsman ICI Chemicals
      10.125%, 07/01/09..............       280         291,643
    Orange PLC
      7.625%, 08/01/08...............       320         339,081
    Public Power Corp.
      4.50%, 03/12/09................       700         665,472
    Slovenian Government
      5.375%, 05/27/05...............       300         316,929
                                                   ------------
                                                      3,510,097
                                                   ------------
FRANCE -- 6.5%
    Caisse Nationale des Autoroutes
      5.85%, 03/24/13................     1,006       1,113,556
    French Government
      4.00%, 04/25/09................     1,200       1,183,071
    French Treasury Bill
      4.50%, 07/12/02................     5,072       5,374,956
    Reseau Ferre de France
      5.25%, 04/14/10................     1,000       1,056,225
    SunAmerica Institutional Funding
      5.25%, 05/20/09................     5,500         876,201
                                                   ------------
                                                      9,604,009
                                                   ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
GERMANY -- 23.1%
    Bank Nederlandse Gemeenten
      6.25%, 08/10/00................     1,000    $    545,602
      5.25%, 10/01/01................     2,100       1,150,027
    Colt Telecom Group PLC
      8.875%, 11/30/07...............       470         258,973
    German Government
      4.50%, 05/17/02................     5,270       5,581,793
      7.50%, 11/11/04................     2,240       2,687,790
      6.875%, 05/12/05...............     4,092       4,810,213
      6.00%, 01/04/07................     1,789       2,026,909
      6.50%, 07/04/27................     4,110       4,905,895
    Hypothekenbank In Essen
      4.25%, 07/06/09................     2,100       2,059,979
    Inter-American Bank
      1.90%, 07/08/09................   130,000       1,068,614
    Inter-American Development Bank
      7.00%, 06/08/05................     4,500       2,690,705
    KFW International Finance, Inc.
      6.75%, 06/20/05................     2,301       2,673,146
    Minnesota Mining & Manufacturing
      Co.
      5.00%, 10/15/01................       900         487,352
    SunAmerica Institutional Funding
      5.125%, 04/15/08...............     2,800       1,500,607
    Tennessee Valley Authority
      6.375%, 09/18/06...............     3,000       1,754,415
                                                   ------------
                                                     34,202,020
                                                   ------------
GREECE -- 1.7%
    Greek Government
      6.60%, 01/15/04................   775,000       2,480,620
                                                   ------------
ITALY -- 6.3%
    Italian Government
      9.00%, 10/01/03................     5,565       6,844,047
      7.25%, 11/01/26................     1,978       2,500,071
                                                   ------------
                                                      9,344,118
                                                   ------------
JAPAN -- 10.1%
    Asian Development Bank
      3.125%, 06/29/05...............   200,000       1,818,217
    Central Bank of Tunisia
      4.95%, 09/27/11................    65,000         528,974
    European Investment Bank
      4.625%, 02/26/03...............    80,000         750,321
      3.00%, 09/20/06................    50,000         452,385
    Export-Import Bank of Japan
      4.375%, 10/01/03...............   360,000       3,390,573
    Japanese Government
      0.90%, 12/22/08................   100,000         751,763
      0.90%, 12/22/08................   450,000       3,382,933
    Korea Development Bank
      2.56%, 06/26/01................   100,000         833,998
      1.875%, 02/13/02...............    60,000         491,291
    Korea Industrial Leasing
      2.20%, 08/07/02................    70,000         576,894

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AST T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
    Republic of Austria
      4.50%, 09/28/05................   170,000    $  1,659,393
    United Mexican States
      3.85%, 12/31/19................    35,000         238,565
                                                   ------------
                                                     14,875,307
                                                   ------------
NETHERLANDS -- 3.7%
    Netherlands Government
      5.75%, 01/15/04................     4,946       5,478,326
                                                   ------------
PORTUGAL -- 0.4%
    European Investment Bank
      5.25%, 03/23/02................   100,000         531,935
                                                   ------------
RUSSIA -- 0.0%
    Russia Ofz
      30.00%, 07/14/99 [VR]..........       425           2,366
      30.00%, 07/28/99 [VR]..........       850           4,903
      30.00%, 08/10/99 [VR]..........       425           2,893
      30.00%, 08/12/99 [VR]..........       425           2,598
      30.00%, 08/16/99 [VR]..........       425           2,698
      30.00%, 08/24/99 [VR]..........       425           2,924
      30.00%, 08/26/99 [VR]..........       425           2,546
      30.00%, 09/09/99 [VR]..........       425           2,538
      30.00%, 09/10/99 [VR]..........       425           2,924
      30.00%, 09/23/99 [VR]..........       425           2,519
      30.00%, 09/24/99 [VR]..........       425           2,735
      58.75%, 12/15/01 [ZCB].........     1,457           5,785
                                                   ------------
                                                         37,429
                                                   ------------
SPAIN -- 5.1%
    Spanish Government
      6.15%, 01/31/13................     4,557       6,231,098
      6.00%, 01/31/29................     1,202       1,324,076
                                                   ------------
                                                      7,555,174
                                                   ------------
SWEDEN -- 5.8%
    Swedish Government
      5.50%, 04/12/02................    34,000       4,135,165
      6.50%, 10/25/06................    21,000       2,712,669
      5.00%, 01/28/09................    15,000       1,751,686
                                                   ------------
                                                      8,599,520
                                                   ------------
UNITED KINGDOM -- 13.0%
    Abbey National Treasury
      5.25%, 01/21/04................       780       1,178,791
    Alliance & Leicester BLD
      8.75%, 12/07/06................     1,300       2,284,119
    Coral Group PLC
      10.00%, 02/15/09...............       130         202,357
    Doncasters PLC
      8.125%, 05/01/09...............       200         310,136
    Energis PLC
      9.50%, 06/15/09................       100         159,206
    European Investment Bank
      4.00%, 04/15/09................     1,400       1,357,004

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
    Federal National Mortgage Assoc.
      6.875%, 06/07/02...............       990    $  1,599,543
    Gallaher Group PLC
      5.875%, 08/06/08...............       500         261,911
    Halifax Building Society
      8.75%, 07/10/06................       600       1,064,281
    LCR Finance PLC
      4.75%, 12/31/10................       540         797,785
    NTL, Inc. [STEP]
      10.75%, 04/01/08...............       340         358,410
    Telewest Communication PLC [STEP]
      9.256%, 04/15/09...............       263         266,358
    United Kingdom Treasury
      6.50%, 12/07/03................       850       1,393,711
      7.50%, 12/07/06................     3,510       6,223,279
      7.25%, 12/07/07................     1,000       1,774,275
                                                   ------------
                                                     19,231,166
                                                   ------------
TOTAL FOREIGN BONDS
  (Cost $146,257,014)................               136,675,533
                                                   ------------
                                          PAR
                                         (000)
                                       --------
SOVEREIGN ISSUES -- 4.4%
ARGENTINA -- 0.5%
    Republic of Argentina [FRB, BRB]
      5.938%, 03/31/05...............   $   209         177,580
      11.375%, 01/30/17..............       250         215,625
      6.00%, 03/31/23................       575         366,562
                                                   ------------
                                                        759,767
                                                   ------------
BRAZIL -- 0.5%
    Republic of Brazil Capitalization
      [FRB, BRB]
      5.00%, 04/15/14................     1,195         756,792
                                                   ------------
BULGARIA -- 0.7%
    National Republic of Bulgaria
      [FRN, BRB]
      6.688%, 07/28/11...............       355         244,506
      2.50%, 07/28/12................     1,270         768,350
                                                   ------------
                                                      1,012,856
                                                   ------------
MEXICO -- 0.8%
    United Mexican States
      6.25%, 12/31/19 [BRB]..........       600         438,330
      11.50%, 05/15/26...............       521         571,641
    United Mexican States
      Cl-W-B [BRB]
      6.25%, 12/31/19................       250         182,637
                                                   ------------
                                                      1,192,608
                                                   ------------

AST T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
POLAND -- 1.4%
    Government of Poland [STEP, BRB]
      3.00%, 10/27/24................    $1,750    $  1,058,750
    Government of Poland PDI [BRB]
      5.00%, 10/27/14................       600         531,000
      5.00%, 10/27/14................       125         110,625
    Poland Communications, Inc.
      9.875%, 11/01/03...............       300         297,000
                                                   ------------
                                                      1,997,375
                                                   ------------
RUSSIA -- 0.5%
    City of Moscow++++
      9.50%, 05/31/00................       100          61,500
    Russia -- IAN [FRN]
      5.969%, 12/15/15...............     1,588         255,122
    Russia Principal Loans [FRN]
      2.984%, 12/15/20...............       810          99,731
    Russian Government
      8.75%, 07/24/05................       160          79,400
      11.00%, 07/24/18...............       375         186,094
                                                   ------------
                                                        681,847
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (Cost $7,911,090)..................                 6,401,245
                                                   ------------
                                        SHARES
                                       --------
FOREIGN STOCK -- 0.0%
MEXICO -- 0.0%
    Mexican Value Recovery Rights*...   233,000               0
                                                   ------------
NIGERIA -- 0.0%
    Central Bank of Nigeria
      Warrants*......................       250               0
                                                   ------------
VENEZUELA -- 0.0%
    Republic of Venezuela
      Warrants*......................     1,250               0
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $0)..........................                         0
                                                   ------------
                                       NUMBER OF
                                       CONTRACTS
                                       --------
OPTIONS -- 0.0%
CALL OPTIONS
    Republic of South Africa, Strike
      Price 14.75, Expires 11/30/99
    (Cost $34,656)...................     1,000    $     38,944
                                                   ------------
TOTAL INVESTMENTS -- 96.8% (Cost
  $154,202,760)......................               143,115,722
OTHER ASSETS LESS
  LIABILITIES -- 3.2%................                 4,779,929
                                                   ------------
NET ASSETS -- 100.0%.................              $147,895,651
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                                  IN         UNREALIZED
SETTLEMENT                 CONTRACTS           EXCHANGE     APPRECIATION
  MONTH      TYPE         TO RECEIVE             FOR       (DEPRECIATION)
-------------------------------------------------------------------------
07/99        Buy    CAD        546,058   EUR     353,168     $   4,833
07/99        Buy    CAD      2,355,000   GBP   1,000,000        16,653
07/99        Buy    DKK      6,761,610   EUR     909,577         1,283
07/99        Buy    EUR        909,723   DKK   6,761,610        (1,100)
07/99        Buy    EUR      2,000,000   SEK  17,414,890        11,195
07/99        Buy    JPY    752,853,786   AUD   9,651,972      (172,263)
07/99        Buy    JPY    174,343,873   GBP     902,401        20,403
07/99        Buy    JPY    123,778,007   SEK   8,548,205        17,186
                                                             ---------
                                                             $(101,810)
                                                             =========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++++ Illiquid security. At the end of the period, this security amounted to less than 0.1% of net assets.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 94.6%
ADVERTISING -- 0.5%
    DoubleClick, Inc.* ..............      13,500   $  1,238,625
                                                    ------------
BROADCASTING -- 4.0%
    Capstar Broadcasting Corp.
      Cl-A* .........................     119,900      3,282,262
    Chancellor Media Corp.* .........      74,200      4,090,275
    Jones Intercable, Inc. Cl-A* ....      75,300      3,689,700
                                                    ------------
                                                      11,062,237
                                                    ------------
BUSINESS SERVICES -- 0.8%
    International Network
      Services* .....................      55,200      2,228,700
                                                    ------------
CHEMICALS -- 0.5%
    Waters Corp.* ...................      24,800      1,317,500
                                                    ------------
CLOTHING & APPAREL -- 2.5%
    Abercrombie & Fitch Co. Cl-A* ...      78,200      3,753,600
    AnnTaylor Stores Corp.* .........      64,500      2,902,500
                                                    ------------
                                                       6,656,100
                                                    ------------
COMPUTER HARDWARE -- 1.7%
    Adaptec, Inc.* ..................     129,300      4,565,906
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 15.7%
    BroadVision, Inc.* ..............      28,900      2,131,375
    CheckFree Holdings Corp.* .......      75,700      2,086,481
    Citrix Systems, Inc.* ...........     145,100      8,198,150
    Exodus Communications, Inc.* ....      16,000      1,919,000
    Inktomi Corp.* ..................       9,600      1,253,400
    Intuit, Inc.* ...................      50,200      4,524,275
    Lycos, Inc.* ....................      18,200      1,672,125
    Network Appliance, Inc.* ........      50,600      2,827,275
    Novell, Inc.* ...................     177,500      4,703,750
    PSINet, Inc.* ...................      22,600        988,750
    Safeguard Scientifics, Inc.* ....      25,100      1,556,200
    Siebel Systems, Inc.* ...........      72,800      4,832,100
    USWeb Corp.* ....................      73,200      1,624,125
    VERITAS Software Corp.* .........      39,600      3,759,525
                                                    ------------
                                                      42,076,531
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 2.3%
    Estee Lauder Companies, Inc.
      Cl-A ..........................      62,400      3,127,800
    Fortune Brands, Inc. ............      71,800      2,970,725
                                                    ------------
                                                       6,098,525
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.8%
    Altera Corp.* ...................     117,000      4,307,062
    Broadcom Corp.* .................       5,200        751,725
    E-Tek Dynamics, Inc.* ...........       6,100        290,131
    Gemstar International Group
      Ltd.* .........................      28,700      1,872,675
    Maxim Integrated Products,
      Inc.* .........................      41,700      2,773,050
    Metromedia Fiber Network, Inc.
      Cl-A* .........................      35,900      1,290,156
    Sanmina Corp.* ..................      91,400      6,934,975
                                                    ------------
                                                      18,219,774
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
ENTERTAINMENT & LEISURE -- 1.6%
    SFX Entertainment, Inc. Cl-A* ...      64,500   $  4,293,281
                                                    ------------
ENVIRONMENTAL SERVICES -- 2.0%
    Republic Services, Inc. Cl-A* ...     227,400      5,628,150
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.1%
    State Street Boston Corp. .......      33,700      2,877,138
                                                    ------------
FINANCIAL SERVICES -- 7.8%
    Capital One Financial Corp. .....      90,000      5,011,875
    Donaldson, Lufkin & Jenrette,
      Inc. ..........................      65,200      3,928,300
    E*TRADE Group, Inc.* ............      69,300      2,767,669
    FINOVA Group, Inc. ..............      50,200      2,641,775
    Lehman Brothers Holdings,
      Inc. ..........................      38,800      2,415,300
    Nationwide Financial Services,
      Inc. ..........................      33,600      1,520,400
    Providian Financial Corp. .......      27,300      2,552,550
                                                    ------------
                                                      20,837,869
                                                    ------------
FOOD -- 0.6%
    Food Lion, Inc. Cl-B ............     128,500      1,485,781
                                                    ------------
FURNITURE -- 0.8%
    Furniture Brands International,
      Inc.* .........................      79,800      2,224,425
                                                    ------------
HEALTHCARE SERVICES -- 1.3%
    TLC The Laser Center, Inc.* .....      40,200      1,929,600
    Wellpoint Health Networks,
      Inc.* .........................      18,300      1,553,213
                                                    ------------
                                                       3,482,813
                                                    ------------
HOTELS & MOTELS -- 0.7%
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT] ........      64,100      1,959,056
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Bard, (C.R.), Inc. ..............      69,300      3,313,406
    MiniMed, Inc.* ..................      26,300      2,023,456
                                                    ------------
                                                       5,336,862
                                                    ------------
OFFICE EQUIPMENT -- 2.4%
    Office Depot, Inc.* .............      61,200      1,350,225
    Staples, Inc.* ..................     162,900      5,039,719
                                                    ------------
                                                       6,389,944
                                                    ------------
OIL & GAS -- 4.0%
    Coastal Corp. ...................     100,900      4,036,000
    Enron Oil & Gas Co. .............     151,400      3,065,850
    Union Pacific Resources Group,
      Inc. ..........................     220,700      3,600,169
                                                    ------------
                                                      10,702,019
                                                    ------------
PERSONAL SERVICES -- 1.2%
    Cendant Corp.* ..................     154,600      3,169,300
                                                    ------------
PHARMACEUTICALS -- 7.3%
    Biogen, Inc.* ...................      89,200      5,736,675
    Cardinal Health, Inc. ...........      46,000      2,949,750
    Elan Corp. PLC [ADR]* ...........     132,700      3,682,425
    Immunex Corp.* ..................      33,800      4,307,388
    Sepracor, Inc.* .................      36,100      2,933,125
                                                    ------------
                                                      19,609,363
                                                    ------------

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PRINTING & PUBLISHING -- 1.1%
    Valassis Communications,
      Inc.* .........................      81,750   $  2,994,094
                                                    ------------
RAILROADS -- 1.2%
    Kansas City Southern Industries,
      Inc. ..........................      51,200      3,267,200
                                                    ------------
RESTAURANTS -- 1.0%
    Brinker International, Inc.* ....      96,600      2,626,313
                                                    ------------
RETAIL & MERCHANDISING -- 7.6%
    Best Buy Co., Inc.* .............      90,800      6,129,000
    Circuit City Stores, Inc. .......      22,000      2,046,000
    Costco Companies, Inc.* .........      17,300      1,385,081
    Linens 'n Things, Inc.* .........      83,200      3,640,000
    TJX Companies, Inc. .............     220,600      7,348,738
                                                    ------------
                                                      20,548,819
                                                    ------------
SEMICONDUCTORS -- 4.4%
    Conexant Systems, Inc.* .........      29,300      1,701,231
    PMC-Sierra, Inc.* ...............      62,600      3,689,488
    Uniphase Corp.* .................      27,600      4,581,600
    Vitesse Semiconductor Corp.* ....      28,400      1,915,225
                                                    ------------
                                                      11,887,544
                                                    ------------
TELECOMMUNICATIONS -- 9.1%
    Adelphia Communications Corp. Cl-
      A* ............................      26,700      1,698,788
    Frontier Corp. ..................      62,700      3,699,300
    Intermedia Communications,
      Inc.* .........................     103,200      3,096,000
    NTL, Inc.* ......................      62,100      5,352,244
    RSL Communications Ltd. Cl-A* ...     132,900      2,566,631
    Tellabs, Inc.* ..................      75,300      5,087,456
    WinStar Communications, Inc.* ...      60,000      2,925,000
                                                    ------------
                                                      24,425,419
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
TRANSPORTATION -- 1.1%
    Avis Rent A Car, Inc.* ..........     103,400   $  3,011,525
                                                    ------------
UTILITIES -- 1.5%
    Montana Power Co. ...............      55,700      3,926,850
                                                    ------------
TOTAL COMMON STOCK
  (Cost $203,094,037)................                254,147,663
                                                    ------------
                                          PAR
                                         (000)
                                       ----------
COMMERCIAL PAPER -- 3.7%
    Koch Industries
      5.85%, 07/01/99
    (Cost $10,000,000)...............  $   10,000     10,000,000
                                                    ------------
                                         SHARES
                                       ----------
SHORT-TERM INVESTMENTS -- 1.5%
    Temporary Investment Cash
      Fund ..........................   2,052,347      2,052,347
    Temporary Investment Fund .......   2,052,347      2,052,347
                                                    ------------
    (Cost $4,104,694)................                  4,104,694
                                                    ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $217,198,731)................                268,252,357
OTHER ASSETS LESS
  LIABILITIES -- 0.2%................                    595,163
                                                    ------------
NET ASSETS -- 100.0%.................               $268,847,520
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 93.6%
AUSTRIA -- 0.9%
    KTM-Motorradholding AG...........     14,575   $    973,991
                                                   ------------
BRAZIL -- 1.1%
    Aracruz Celulose SA [ADR]........     54,025      1,188,550
                                                   ------------
CANADA -- 4.6%
    Cinar Corp. Cl-B*................    120,025      2,940,613
    Dorel Industries, Inc. Cl-B*.....     70,575      1,528,279
    Research in Motion, Ltd.*........     20,000        399,311
                                                   ------------
                                                      4,868,203
                                                   ------------
DENMARK -- 2.1%
    Vestas Wind Systems AS 144A*.....     25,250      2,229,455
                                                   ------------
FINLAND -- 3.2%
    KCI Konecranes International
      PLC*...........................     33,200      1,140,471
    Raisio Group PLC.................    242,000      2,246,102
                                                   ------------
                                                      3,386,573
                                                   ------------
FRANCE -- 4.5%
    Altran Technologies SA...........     13,000      3,432,060
    Dassault Systemes SA.............     27,950        923,807
    Royal Canin SA...................      7,500        433,133
                                                   ------------
                                                      4,789,000
                                                   ------------
GERMANY -- 14.3%
    Douglas Holding AG...............     32,225      1,455,588
    IXOS Software AG*................      5,475        920,329
    Marschollek, Lautenschlaeger und
      Partner AG Non-Voting Pfd. ....      6,575      3,051,264
    Porsche AG Pfd. .................      1,700      3,962,132
    PrimaCom AG*.....................      6,400        283,805
    Rhoen-Klinikum AG................      5,600        565,960
    Schwarz Pharma AG................     35,200      1,626,268
    Singulus Technologies AG*........      8,800      1,059,071
    Sixt AG..........................     33,675      2,344,137
                                                   ------------
                                                     15,268,554
                                                   ------------
GREECE -- 1.2%
    Chipita International SA.........     48,168      1,257,315
                                                   ------------
IRELAND -- 2.8%
    Esat Telecom Group PLC [ADR]*....     28,975      1,271,278
    Ryanair Holdings PLC [ADR]*......     31,600      1,674,800
                                                   ------------
                                                      2,946,078
                                                   ------------
ITALY -- 6.7%
    Bulgari SPA......................    372,950      2,507,666
    Class Editori SPA*...............     62,400        498,721
    Ducati Motor Holding SPA*........    112,025        293,441
    Gruppo Editoriale L'Espresso
      SPA............................    160,650      2,601,069
    Industrie Natuzzi SPA [ADR]......     66,150      1,285,791
                                                   ------------
                                                      7,186,688
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
JAPAN -- 10.0%
    Fancl Corp. .....................     10,000   $  1,817,639
    Fuji Soft ABC, Inc. .............     50,000      2,974,318
    Nippon System Development........     57,000      3,390,722
    Ryohin Keikaku Co. Ltd. .........     10,000      2,515,777
                                                   ------------
                                                     10,698,456
                                                   ------------
MALAYSIA -- 0.0%
    KFC Holdings Berhad
      Warrants++++*..................     21,333          9,100
                                                   ------------
MEXICO -- 1.2%
    Grupo Posadas SA Cl-A*...........  1,875,600      1,298,352
                                                   ------------
NETHERLANDS -- 6.5%
    Beter Bed Holding NV.............     23,425        676,409
    Grand Hotel Krasnapolsky NV......      6,900        462,168
    Hunter Douglas NV................     46,400      1,593,433
    IHC Caland NV....................     37,700      1,477,395
    Nutreco Holding NV...............     58,450      2,073,550
    Ordina NV*.......................     23,000        664,137
    Ordina NV Rights*................     23,000         21,347
                                                   ------------
                                                      6,968,439
                                                   ------------
NORWAY -- 2.9%
    Narvesen ASA.....................     16,000        371,940
    Stolt Comex Seaway SA*...........     65,525        712,584
    Tomra Systems ASA................     53,975      2,029,488
                                                   ------------
                                                      3,114,012
                                                   ------------
SINGAPORE -- 2.0%
    Natsteel Electronics Ltd.*.......    506,000      2,214,253
                                                   ------------
SPAIN -- 2.9%
    Baron de Ley SA*.................     34,350      1,183,164
    Tele Pizza SA*...................    372,650      1,929,196
                                                   ------------
                                                      3,112,360
                                                   ------------
SWEDEN -- 1.6%
    Haldex AB........................     51,010        665,994
    Ortivus AB Cl-B*.................     50,200        277,520
    Semcon AB........................     84,775        757,833
                                                   ------------
                                                      1,701,347
                                                   ------------
SWITZERLAND -- 3.1%
    Kudelski SA*.....................        450      1,606,533
    Logitech International SA*.......      8,300      1,201,281
    Phonak Holding AG................        400        535,189
                                                   ------------
                                                      3,343,003
                                                   ------------

AST FOUNDERS PASSPORT PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
UNITED KINGDOM -- 22.0%
    Capital Radio PLC................    132,025   $  1,747,084
    Eidos PLC [ADR]*.................     67,350      2,226,759
    Filtronic PLC....................    123,125      1,448,815
    Flextech PLC*....................    195,550      3,148,713
    ICON PLC [ADR]*..................     52,925      1,038,653
    Parity PLC.......................    213,800      2,123,172
    PizzaExpress PLC.................    276,525      3,988,341
    Psion PLC........................    233,125      3,013,280
    Scoot.com PLC*...................  1,290,825        763,019
    Select Appointments Holdings
      PLC............................    184,475      2,196,893
    Wetherspoon, (J.D.) PLC..........    385,875      1,809,549
                                                   ------------
                                                     23,504,278
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $73,333,605).................               100,058,007
                                                   ------------
U.S. STOCK -- 0.9%
BROADCASTING
    United International Holdings,
      Inc. Cl-A*
    (Cost $461,578)..................     13,675        924,772
                                                   ------------
                                          PAR
                                         (000)
                                         -----
COMMERCIAL PAPER--5.7%
    A.I. Credit Corp.
      5.65%, 07/01/99................  $   3,000      3,000,000
    Coca-Cola Corp.
      5.65%, 07/01/99................      3,091      3,091,000
                                                   ------------
    (Cost $6,091,000)................                 6,091,000
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $79,886,183).................               107,073,779
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2%).............                  (187,669)
                                                   ------------
NET ASSETS -- 100.0%.................              $106,886,110
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                           IN
SETTLEMENT                CONTRACTS     EXCHANGE   CONTRACTS    UNREALIZED
  MONTH      TYPE         TO RECEIVE      FOR      AT VALUE    DEPRECIATION
---------------------------------------------------------------------------
07/99        Buy    EUR     64,982      $67,309    $ 67,018        $291
08/99        Buy    GBP     94,960      150,275     149,685         590
                                        --------   --------        ----
                                        $217,584   $216,703        $881
                                        ========   ========        ====

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 1999. Percentages are based on net assets.

INDUSTRY
--------
Aerospace............................................   3.2%
Airlines.............................................   1.6%
Automobile Manufacturers.............................   4.9%
Automotive Parts.....................................   0.6%
Beverages............................................   1.1%
Broadcasting.........................................   8.3%
Business Services....................................   3.4%
Capital Goods........................................   1.1%
Computer Hardware....................................   1.1%
Computer Services & Software.........................  14.6%
Consumer Products & Services.........................   3.2%
Electronic Components & Equipment....................   4.6%
Environmental Services...............................   1.9%
Food.................................................   4.4%
Furniture............................................   2.6%
Hotels & Motels......................................   1.6%
Insurance............................................   2.9%
Medical Supplies & Equipment.........................   1.3%
Oil & Gas............................................   2.0%
Paper & Forest Products..............................   1.1%
Pharmaceuticals......................................   2.5%
Printing & Publishing................................   3.6%
Retail & Merchandising...............................  17.0%
Telecommunications...................................   2.9%
Utilities............................................   2.1%
                                                       ----
TOTAL................................................  93.6%
                                                       ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++++ Illiquid security. At the end of the period, this security amounted to less than 0.1% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 2.1% of net assets.

See Notes to Financial Statements.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 81.2%
BUILDING & REAL ESTATE -- 4.0%
    Archstone Communities Trust
      [REIT].........................     19,285   $    423,065
    Camden Property Trust............     30,100        835,275
    Kilroy Realty Corp. .............     22,000        534,875
    Post Properties, Inc. [REIT].....     22,000        902,000
    United Dominion Realty Trust
      [REIT].........................     42,000        493,500
    Weeks Corp.......................     28,500        869,250
                                                   ------------
                                                      4,057,965
                                                   ------------
CHEMICALS -- 5.1%
    Bush Boake Allen, Inc.*..........     34,000        994,500
    Grace, (W.R.) & Co.*.............     64,000      1,176,000
    Great Lakes Chemical Corp. ......     22,800      1,050,225
    Hercules, Inc. ..................      8,000        314,500
    Millennium Chemicals, Inc. ......     10,500        247,406
    Octel Corp.*.....................     77,375        967,187
    Olin Corp. ......................     35,800        472,112
                                                   ------------
                                                      5,221,930
                                                   ------------
CONTAINERS & PACKAGING -- 0.9%
    Smurfit-Stone Container Corp.*...     43,600        896,525
                                                   ------------
DIVERSIFIED METALS -- 3.5%
    Century Aluminum Co. ............     60,000        371,250
    Nucor Corp. .....................     28,500      1,351,969
    Reynolds Metals Co. .............     30,800      1,817,200
                                                   ------------
                                                      3,540,419
                                                   ------------
DIVERSIFIED RESOURCES -- 2.9%
    Burlington Northern Santa Fe
      Corp. .........................     29,400        911,400
    Foster Wheeler Corp. ............     40,000        565,000
    IMC Global, Inc. ................     53,800        948,225
    Penn Virginia Corp. .............     26,700        527,325
                                                   ------------
                                                      2,951,950
                                                   ------------
ENERGY SERVICES -- 8.9%
    BJ Services Co.*.................    133,800      3,938,737
    Fluor Corp. .....................     37,700      1,526,850
    Halliburton Co. .................     23,600      1,067,900
    Layne Christensen Co.*...........     35,000        223,125
    McDermott International, Inc. ...     13,000        367,250
    Niagara Mohawk Holdings, Inc.*...    118,000      1,895,375
                                                   ------------
                                                      9,019,237
                                                   ------------
FARMING & AGRICULTURE -- 0.8%
    Imperial Sugar Co. ..............    120,000        832,500
                                                   ------------
FOREST PRODUCTS -- 4.3%
    Champion International Corp. ....     15,000        718,125
    Domtar, Inc. ....................    192,300      1,826,850
    Fort James Corp.                      22,100        837,037
    Kimberly-Clark Corp. ............     17,300        986,100
                                                   ------------
                                                      4,368,112
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
HOTELS & MOTELS -- 0.4%
    Hilton Hotels Corp. .............     26,400   $    374,550
                                                   ------------
INTEGRATED PETROLEUM -- 17.9%
    Amerada Hess Corp. ..............     52,100      3,099,950
    Atlantic Richfield Co. ..........     12,900      1,077,956
    BP Amoco PLC [ADR]...............      8,200        889,700
    Chevron Corp. ...................      9,552        909,231
    Mobil Corp. .....................     37,200      3,682,800
    Royal Dutch Petroleum Co. .......     50,000      3,012,500
    Societe Nationale Elf Aquitaine
      SA [ADR].......................     11,000        809,187
    Texaco, Inc. ....................     37,000      2,312,500
    Total SA [ADR]...................     23,000      1,482,062
    Ultramar Diamond Shamrock
      Corp. .........................      5,200        113,425
    USX-Marathon Group, Inc. ........     26,000        846,625
                                                   ------------
                                                     18,235,936
                                                   ------------
LUMBER & WOOD PRODUCTS -- 0.2%
    MacMillan Bloedel Ltd. ..........     15,000        270,000
                                                   ------------
MACHINERY & EQUIPMENT -- 4.7%
    Baker Hughes, Inc. ..............     81,200      2,720,200
    National-Oilwell, Inc.*..........    112,000      1,421,000
    Smith International, Inc.*.......     13,800        599,437
                                                   ------------
                                                      4,740,637
                                                   ------------
METALS & MINING -- 4.6%
    Anglo American PLC [ADR]*........         74          3,528
    Cyprus AMAX Minerals Co. ........     43,000      1,956,500
    Gold Fields Ltd. [ADR]...........     95,631        328,732
    Inco Ltd. .......................    128,800      2,318,400
    Inco Ltd. Cl-VBN.................      9,600         73,800
                                                   ------------
                                                      4,680,960
                                                   ------------
NON-FERROUS METALS -- 1.3%
    Phelps Dodge Corp. ..............     21,600      1,337,850
                                                   ------------
OIL & GAS -- 10.2%
    Anadarko Petroleum Corp. ........      9,500        349,719
    Burlington Resources, Inc. ......     22,400        968,800
    Kerr-McGee Corp. ................     12,800        642,400
    Key Energy Services, Inc.*.......    360,000      1,282,500
    Mitchell Energy & Development
      Corp. Cl-B.....................     70,800      1,300,950
    Murphy Oil Corp. ................     25,000      1,220,312
    Nicor, Inc. .....................     14,000        532,875
    Santa Fe Energy Resources,
      Inc.*..........................    121,100        923,388
    Schlumberger Ltd. ...............     14,688        935,442
    Tosco Corp. .....................      4,800        124,500
    Union Pacific Resources Group,
      Inc. ..........................     53,000        864,563
    Unocal Corp. ....................     29,500      1,168,938
    Valero Energy Corp. .............      4,400         94,325
                                                   ------------
                                                     10,408,712
                                                   ------------

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
PAPER & FOREST PRODUCTS -- 0.4%
    Consolidated Papers, Inc. .......     16,100   $    430,675
                                                   ------------
PETROLEUM EXPLORATION & PRODUCTION -- 2.4%
    Barrett Resources Corp.*.........     15,100        579,463
    Canadian Occidental Petroleum
      Ltd. ..........................     27,800        448,275
    EEX Corp.*.......................     86,766        601,939
    Ocean Energy, Inc.*..............     83,880        807,345
                                                   ------------
                                                      2,437,022
                                                   ------------
PRECIOUS METALS -- 8.1%
    Battle Mountain Gold Co. ........    442,000      1,077,375
    Cambior, Inc. ...................    245,400        797,550
    Homestake Mining Co. ............    181,973      1,489,904
    Newmont Mining Corp. ............    172,324      3,424,940
    Placer Dome, Inc. ...............     99,375      1,173,867
    TVX Gold, Inc.*..................    280,900        280,900
                                                   ------------
                                                      8,244,536
                                                   ------------
UTILITIES -- 0.6%
    UniSource Energy Corp.*..........     50,000        596,875
                                                   ------------
TOTAL COMMON STOCK
  (Cost $81,472,961).................                82,646,391
                                                   ------------
PREFERRED STOCK -- 2.2%
BUILDING & REAL ESTATE -- 1.1%
    Rouse Co. $3.00 Cl-B.............     29,000      1,163,625
                                                   ------------
METALS & MINING -- 0.5%
    Kinam Gold, Inc. $3.75 Cl-B......     15,000        500,625
                                                   ------------
PRECIOUS METALS -- 0.6%
    Battle Mountain Gold $3.25.......     18,000        613,125
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $2,505,285)..................                 2,277,375
                                                   ------------
FOREIGN STOCK -- 10.9%
BUILDING & REAL ESTATE -- 0.7%
    Security Capital U.S.
      Realty -- (NLG)*...............     25,000        475,000
    Sun International -- (ZAR).......  1,150,000        261,090
                                                   ------------
                                                        736,090
                                                   ------------
DIVERSIFIED METALS -- 1.2%
    Indochina Goldfields
      Ltd. -- (CAD)*.................    170,000        166,548
    Lonrho Africa PLC -- (GBP).......    203,159        153,714
    Rio Tinto PLC -- (GBP)...........     51,000        854,957
                                                   ------------
                                                      1,175,219
                                                   ------------
FOREST PRODUCTS -- 2.9%
    Macmillan Bloedel
      Ltd. -- (CAD)..................    164,000      2,919,766
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
METALS & MINING -- 1.9%
    Eramet SLN  -- (FRF).............      9,000   $    359,191
    Lihir Gold Ltd. -- (AUD)*........  1,470,000      1,109,250
    Resolute Ltd. -- (AUD)...........    840,000        422,572
                                                   ------------
                                                      1,891,013
                                                   ------------
NON-FERROUS METALS -- 0.2%
    Bougainville Copper
      Ltd. -- (AUD)*.................  1,496,992        208,088
                                                   ------------
OIL & GAS -- 0.3%
    Northstar Energy
      Corp. -- (CAD).................      9,635        345,026
                                                   ------------
PRECIOUS METALS -- 3.7%
    Anglo American Platinum Corp.
      Ltd. -- (ZAR)..................     40,139        891,339
    Gencor Ltd. -- (ZAR).............    478,000      1,314,945
    Gold Fields Ltd.  -- (ZAR).......    253,113        880,859
    Goldfields Ltd. -- (AUD).........    656,200        416,980
    Normandy Mining Ltd. -- (AUD)....    458,658        305,418
                                                   ------------
                                                      3,809,541
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $11,906,663).................                11,084,743
                                                   ------------
                                          PAR
                                         (000)
                                       ---------
CERTIFICATES OF DEPOSIT -- 1.0%
    First Tennessee Bank
      4.90%, 07/06/99
    (Cost $1,000,000)................  $   1,000      1,000,000
                                                   ------------
COMMERCIAL PAPER -- 4.4%
    Asset Security Cooperative
      Corp.++
      5.00%, 07/20/99................      2,000      1,994,722
    Knight Ridder, Inc.++
      5.02%, 07/19/99................      1,500      1,496,235
    Park Avenue Receivables Corp.++
      5.05%, 07/15/99................      1,000        998,036
                                                   ------------
    (Cost $4,488,993)................                 4,488,993
                                                   ------------
                                        SHARES
                                       ---------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash Fund
    (Cost $170,502)..................    170,502        170,502
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $101,544,404)................               101,668,004
OTHER ASSETS LESS
  LIABILITIES -- 0.1%................                    80,643
                                                   ------------
NET ASSETS -- 100.0%.................              $101,748,647
                                                   ============

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 1999:

                                            IN
SETTLEMENT                CONTRACTS      EXCHANGE     CONTRACTS     UNREALIZED
  MONTH      TYPE         TO DELIVER        FOR        AT VALUE    APPRECIATION
-------------------------------------------------------------------------------
07/99        Sell   GBP     121,676     $  192,126    $ 191,797      $   329
                                        ==========    ==========     =======

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 4.4% of net assets.

See Notes to Financial Statements.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.8%
    Federal Home Loan Mortgage Corp.
      8.50%, 01/01/25................  $   7,249   $  7,565,732
      8.75%, 10/01/01................        676        692,307
                                                   ------------
                                                      8,258,039
                                                   ------------
    Federal National Mortgage Assoc.
      5.987%, 03/01/17...............      2,103      2,070,235
      6.308%, 05/01/25...............        845        854,054
      6.823%, 01/01/25 [VR]..........        142        145,993
      7.50%, 01/25/22-10/01/22.......     16,706     16,924,568
                                                   ------------
                                                     19,994,850
                                                   ------------
    Government National Mortgage Assoc.
      6.125%, 11/20/26...............     11,401     11,551,062
      6.375%, 03/20/24 [VR]..........      3,533      3,570,819
      6.375%, 01/20/26-02/20/28......      9,883     10,008,150
      6.50%, 06/20/28-07/21/29.......     10,600      9,938,905
      6.625%, 08/20/17-07/20/24......        932        947,796
      6.875%, 05/20/24-06/20/26......      3,615      3,679,714
      7.00%, 01/15/24-08/15/25.......      1,938      1,914,745
                                                   ------------
                                                     41,611,191
                                                   ------------
    Student Loan Marketing Assoc.
      [FRN]
      5.082%, 04/25/04...............      2,572      2,565,923
                                                   ------------
    (Cost $72,805,517)...............                72,430,003
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 2.9%
    U.S. Treasury Bills
      4.55%, 09/16/99#...............        630        623,815
      4.62%, 09/16/99#...............        120        118,822
      4.62%, 09/16/99................         60         59,411
                                                   ------------
                                                        802,048
                                                   ------------
    U.S. Treasury Inflationary Bonds
      3.625%, 07/15/02...............     10,000     10,277,734
                                                   ------------
    (Cost $11,121,003)...............                11,079,782
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.3%
    Amersco Residential Securities
      Mortgage Loan Series 1998-2
      Cl-A1
      6.50%, 11/25/15................        649        648,130
    Chase Series 1999-S8 Cl-A1
      6.35%, 06/25/29................     13,000     12,953,248
    Chase Credit Card Master Trust
      Series 1997-3 Cl-A
      6.777%, 05/15/07...............     11,100     11,145,343
    Delta Funding Home Equity Loan
      Trust Series 1998-1 Cl-A1A
      6.28%, 05/25/30................      2,500      2,499,487
    Federal Home Loan Mortgage Corp.
      Series 1371 Cl-PG
      5.80%, 08/15/19................      7,193      7,177,426
    Federal Home Loan Mortgage Corp.
      Series 1725 Cl-B
      7.00%, 10/15/20................     10,000     10,041,846

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Federal National Mortgage Assoc.
      Series 1996-39 Cl-H
      8.00%, 11/25/23................  $   2,145   $  2,225,907
    Federal National Mortgage Assoc.
      Series 1997-77 Cl-G
      6.50%, 05/18/23................      5,341      5,330,417
    First Plus Home Loan Trust Series
      1998-5 Cl-A3 [VR]
      6.06%, 11/10/11................      8,000      8,013,560
    Government National Mortgage
      Assoc. Series 1997-1 Cl-A
      7.25%, 12/16/23................      4,405      4,448,882
    Green Tree Home Equity Loan Trust
      Series 1999-A Cl-A1
      5.59%, 02/15/13................      3,941      3,932,100
    Green Tree Home Improvement Loan
      Trust
      Series 1998-D Cl-HIA2
      5.94%, 06/15/29................      2,400      2,404,500
    Merrill Lynch Mortgage Investors,
      Inc. Cl-B
      7.325%, 06/15/21...............        774        771,050
    Norwest Asset Securities Corp.
      Series 1998-27 Cl-A
      6.25%, 11/25/13................      2,854      2,804,376
    Residential Accredit Loans, Inc.
      Series 1997-QS8 Cl-A9
      7.375%, 08/25/27...............      2,000      2,010,461
    Residential Funding Mortgage
      Securities II
      Series 1993-S20 CL-A8
      6.982%, 06/25/08...............      2,800      2,800,322
    Residential Funding Mortgage
      Securities II
      Series 1997-S6 Cl-A5
      7.00%, 05/25/12................      3,000      2,955,930
    Resolution Trust Corp. [VR]
      6.797%, 07/25/28...............     10,000      9,912,195
    The Money Store Residential Trust
      Series 1998-I Cl-A3
      6.215%, 02/15/11...............      3,000      3,004,575
    Travelers Mortgage Securities
      Corp.
      Series 1984-1 Cl-Z2
      12.00%, 03/01/14...............      2,076      2,302,267
                                                   ------------
    (Cost $98,038,261)...............                97,382,022
                                                   ------------
CORPORATE OBLIGATIONS -- 47.9%
AUTOMOBILE MANUFACTURERS -- 1.3%
    Ford Motor Credit Co.
      5.435%, 03/21/01...............      5,000      5,005,025
                                                   ------------
BUILDING MATERIALS -- 0.8%
    Cemex SA 144A
      8.50%, 08/31/00................      3,000      3,011,550
                                                   ------------
BUSINESS SERVICES -- 2.6%
    Cox Enterprises 144A
      6.625%, 06/14/02...............     10,000      9,987,500
                                                   ------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
CONGLOMERATES -- 0.1%
    Philip Morris Companies, Inc.
      9.25%, 02/15/00................  $     500   $    510,625
                                                   ------------
ENTERTAINMENT -- 0.4%
    Time Warner, Inc. 144A
      6.10%, 12/30/01................      1,250      1,242,187
                                                   ------------
FINANCIAL SERVICES -- 23.8%
    Bear Stearns Co. Cl-B [FRN]
      5.85%, 02/06/01................        700        703,203
    Beneficial Corp. Cl-H [FRN]
      5.101%, 01/09/02...............      5,000      4,993,500
    Chrysler Financial Corp. [FRN]
      5.12%, 01/30/02................      4,000      4,000,492
    First Union Corp. [FRN]
      5.125%, 07/22/03...............      4,550      4,557,972
    General Motors Acceptance Corp.
      7.125%, 05/01/01...............      2,000      2,032,500
    Goldman Sachs Group 144A
      7.125%, 03/01/03...............      1,000      1,015,000
    Heller Financial, Inc. Cl-L [FRN]
      5.339%, 02/05/01...............      3,000      2,999,400
    Household Finance Co.
      7.625%, 12/27/99...............     15,000     15,487,500
      7.15%, 06/15/00................     10,000     10,099,599
      5.249%, 05/24/02 [VR]..........     20,000     19,991,600
    Lehman Brothers Holdings
      6.375%, 05/07/02 [FRN].........      1,200      1,183,500
      7.00%, 05/15/03................      2,500      2,487,500
    Merrill Lynch & Co., Inc. [FRN]
      5.45%, 01/11/02................      5,000      5,024,600
      5.333%, 05/30/03...............      5,000      5,002,000
    Nacional Financiera [FRN] 144A
      8.693%, 12/01/00...............      4,875      4,923,750
    NationsBank Corp.
      8.625%, 11/15/03...............      1,000      1,085,000
    New England Educational Loan
      Marketing Assoc. Cl-B [FRN]
      144A
      5.27%, 09/11/99................      5,000      4,997,000
    Salomon, Inc.
      7.50%, 02/01/03................      1,000      1,030,000
                                                   ------------
                                                     91,614,116
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.3%
    Amerco
      7.20%, 04/01/02................      5,000      4,926,050
                                                   ------------
INSURANCE -- 2.0%
    Marsh & McLennan Companies, Inc.
      6.625%, 06/15/04...............      8,000      8,020,000
                                                   ------------
OIL & GAS -- 1.1%
    Gulf Canada Resources Ltd.
      9.25%, 01/15/04................      3,000      3,060,000
    Occidental Petroleum Corp.
      6.40%, 04/01/03................      1,000        980,000
                                                   ------------
                                                      4,040,000
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
PAPER & FOREST PRODUCTS -- 0.4%
    International Paper Co.
      6.125%, 11/01/03...............  $   1,500   $  1,447,500
                                                   ------------
RETAIL & MERCHANDISING -- 0.8%
    Kmart Corp.
      8.00%, 12/13/01................      3,150      3,236,625
                                                   ------------
TELECOMMUNICATIONS -- 3.9%
    AT&T Capital Corp. Cl-F
      6.25%, 05/15/01................     10,000      9,925,000
    TCI Communications, Inc. [FRN]
      5.985%, 09/11/00...............      5,000      5,046,850
                                                   ------------
                                                     14,971,850
                                                   ------------
UTILITIES -- 9.4%
    Cleveland Electric Illuminating
      Co.
      7.625%, 08/01/02...............      2,100      2,108,316
    Connecticut Light & Power Co.
      7.25%, 07/01/99................      4,482      4,482,000
      7.875%, 06/01/01...............      2,000      2,045,000
    Detroit Edison Co.
      6.75%, 03/17/03................      5,000      4,993,750
    KN Energy, Inc.
      6.45%, 11/30/01................     10,000      9,862,500
    Niagara Mohawk Power Corp.
      7.00%, 10/01/00................      3,665      3,687,906
    Texas Utilities Co.
      6.62%, 07/01/01................      4,136      4,168,014
    United Illuminating Co.
      6.25%, 12/15/02................      5,000      4,862,500
                                                   ------------
                                                     36,209,986
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $185,288,047)................               184,223,014
                                                   ------------
SOVEREIGN ISSUES -- 2.8%
ARGENTINA -- 2.5%
    Republic of Argentina [FRB, BRB]
      5.938%, 03/31/05...............      3,627      3,101,085
      12.12%, 04/10/05...............      4,000      3,570,000
    Republic of Argentina [VR]
      14.25%, 11/30/99...............      2,000      1,950,000
    Republic of Argentina Bote 10
      [FRN, PIK]
      5.288%, 07/01/99...............        833        815,849
                                                   ------------
                                                      9,436,934
                                                   ------------
CANADA -- 0.3%
    Hydro-Quebec
      9.00%, 03/07/01................      1,000      1,043,640
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (Cost $10,870,911).................                10,480,574
                                                   ------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
FOREIGN BONDS -- 0.6%
NEW ZEALAND
    Inter-American Development Bank
      5.75%, 04/15/04
    (Cost $2,637,780)................      4,900   $  2,488,430
                                                   ------------
                                          PAR
                                         (000)
                                       ---------
COMMERCIAL PAPER --2.7%
    Ameritech Corp.
      4.95%, 07/20/99................  $   1,500      1,496,081
    Coca-Cola Co.
      4.76%, 07/30/99................        400        398,519
    General Electric Capital Corp.
      4.75%, 07/07/99................        800        799,367
      4.98%, 07/21/99................      2,100      2,094,190
      4.90%, 07/22/99................        900        897,428
    U.S. West Capital Funding Corp.
      5.957%, 03/24/00...............      5,000      4,776,613
                                                   ------------
    (Cost $10,464,627)...............                10,462,198
                                                   ------------
                                        SHARES
                                       ---------
SHORT-TERM INVESTMENTS -- 0.6%
    Temporary Investment Cash Fund...  1,121,183      1,121,183
    Temporary Investment Fund........  1,121,183      1,121,183
                                                   ------------
    (Cost $2,242,366)................                 2,242,366
                                                   ------------
TOTAL INVESTMENTS -- 101.6% (Cost
  $393,468,512)......................               390,788,389
                                                   ------------

                                        NUMBER
                                          OF
                                       CONTRACTS      VALUE
                                       ---------   ------------
WRITTEN OPTIONS -- (0.1%)
PUT OPTIONS
    30 Year December Euro Dollar
      Futures, Strike Price 94.25,
      Expires 12/13/99
    (Cost ($197,465))................      5,000   $   (318,750)
                                                   ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.5%)...................                (5,884,195)
                                                   ------------
NET ASSETS -- 100.0%.................              $384,585,444
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                                     IN
     SETTLEMENT                     CONTRACTS     EXCHANGE    CONTRACTS     UNREALIZED
        MONTH          TYPE         TO DELIVER      FOR        AT VALUE    DEPRECIATION
---------------------------------------------------------------------------------------
08/99................  Sell   NZD   4,855,000    $2,591,599   $2,572,158     $19,441
                                                 ==========   ==========     =======

# Securities with an aggregate market value of $742,637 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1999:

                                            NOTIONAL
                         EXPIRATION          AMOUNT      UNREALIZED
      DESCRIPTION          MONTH             (000)      DEPRECIATION
---------------------------------------------------------------------
Euro Dollar............    12/99      ECU    75,000       $172,238
Euro Dollar............    03/00      ECU    75,000        175,898
Euro Dollar............    09/01      ECU   100,000        276,250
                                                          --------
                                                          $624,386
                                                          ========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 6.5% of net assets.

See Notes to Financial Statements.

AST OPPENHEIMER LARGE-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 99.4%
AEROSPACE -- 2.1%
    AlliedSignal, Inc. ..............     52,000   $  3,276,000
    Cordant Technologies, Inc. ......     59,000      2,666,062
                                                   ------------
                                                      5,942,062
                                                   ------------
BEVERAGES -- 0.5%
    Coca-Cola Co. ...................     22,000      1,375,000
                                                   ------------
BUILDING MATERIALS -- 1.9%
    American Standard Companies,
      Inc.*..........................     57,000      2,736,000
    Fastenal Co. ....................     51,000      2,674,312
                                                   ------------
                                                      5,410,312
                                                   ------------
BUSINESS SERVICES -- 1.0%
    OfficeMax, Inc.*.................    227,000      2,724,000
                                                   ------------
CHEMICALS -- 1.1%
    Waters Corp.*....................     56,000      2,975,000
                                                   ------------
CLOTHING & APPAREL -- 4.1%
    Intimate Brands, Inc. ...........     56,700      2,686,162
    Jones Apparel Group, Inc.*.......     88,000      3,019,500
    Limited, Inc. ...................     62,000      2,813,250
    Ross Stores, Inc. ...............     59,000      2,972,125
                                                   ------------
                                                     11,491,037
                                                   ------------
COMPUTER HARDWARE -- 5.4%
    Adaptec, Inc.*...................     83,000      2,930,937
    Gateway, Inc.*...................     45,000      2,655,000
    Hewlett-Packard Co. .............     52,000      5,226,000
    International Business Machines
      Corp. .........................     32,000      4,136,000
                                                   ------------
                                                     14,947,937
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 19.4%
    Adobe Systems, Inc. .............     37,000      3,039,781
    America Online, Inc.*............     66,000      7,293,000
    BMC Software, Inc.*..............     67,000      3,618,000
    Cisco Systems, Inc.*.............    121,000      7,804,500
    Computer Associates
      International, Inc. ...........     73,000      4,015,000
    Compuware Corp.*.................    103,000      3,276,687
    DST Systems, Inc.*...............     50,000      3,143,750
    Gartner Group, Inc. Cl-A*........    116,500      2,388,250
    Intuit, Inc.*....................     33,000      2,974,125
    Microsoft Corp.*.................     98,000      8,838,375
    Siebel Systems, Inc.*............     50,000      3,318,750
    Sun Microsystems, Inc.*..........     63,000      4,339,125
                                                   ------------
                                                     54,049,343
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 4.9%
    Bausch & Lomb, Inc. .............     38,000      2,907,000
    Maytag Corp. ....................     42,000      2,926,875
    Mohawk Industries, Inc.*.........     84,000      2,551,500
    Shaw Industries, Inc.*...........    137,000      2,260,500
    Tupperware Corp. ................    120,000      3,060,000
                                                   ------------
                                                     13,705,875
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 7.7%
    General Electric Co. ............     97,000   $ 10,961,000
    Sanmina Corp.*...................     33,000      2,503,875
    Tandy Corp. .....................     66,000      3,225,750
    Texas Instruments, Inc. .........     33,000      4,785,000
                                                   ------------
                                                     21,475,625
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.9%
    Harrah's Entertainment, Inc.*....    126,000      2,772,000
    Mandalay Resort Group*...........    121,000      2,556,125
    MGM Grand, Inc.*.................     58,000      2,842,000
                                                   ------------
                                                      8,170,125
                                                   ------------
FINANCIAL SERVICES -- 4.4%
    Associates First Capital Corp.
      Cl-A...........................     36,000      1,595,250
    Freddie Mac......................     64,000      3,712,000
    Schwab, (Charles) Corp. .........     40,000      4,395,000
    Washington Mutual, Inc. .........     70,000      2,476,250
                                                   ------------
                                                     12,178,500
                                                   ------------
FURNITURE -- 2.1%
    Ethan Allen Interiors, Inc. .....     85,000      3,208,750
    Furniture Brands International,
      Inc.*..........................    100,000      2,787,500
                                                   ------------
                                                      5,996,250
                                                   ------------
HEALTHCARE SERVICES -- 5.0%
    Amgen, Inc.*.....................     74,000      4,504,750
    Lincare Holdings, Inc.*..........     60,000      1,500,000
    United HealthCare Corp. .........     43,500      2,724,187
    Universal Health Services, Inc.
      Cl-B*..........................     56,000      2,674,000
    Wellpoint Health Networks,
      Inc.*..........................     32,000      2,716,000
                                                   ------------
                                                     14,118,937
                                                   ------------
INSURANCE -- 0.9%
    Aetna, Inc. .....................     28,000      2,504,250
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 5.2%
    Bergen Brunswig Corp. Cl-A.......    106,000      1,828,500
    Boston Scientific Corp.*.........     78,500      3,449,094
    Genzyme Corp.*...................     64,000      3,104,000
    Genzyme Surgical Products*.......     11,457         50,481
    Guidant Corp. ...................     50,000      2,571,875
    Johnson & Johnson Co. ...........      5,000        490,000
    Sybron International Corp.*......    104,200      2,872,012
                                                   ------------
                                                     14,365,962
                                                   ------------
PHARMACEUTICALS -- 2.1%
    Biogen, Inc.*....................     35,000      2,250,938
    Bristol-Meyers Squibb Co. .......     11,000        774,813
    Merck & Co., Inc. ...............     30,000      2,220,000
    Pfizer, Inc. ....................      5,000        548,750
                                                   ------------
                                                      5,794,501
                                                   ------------
PRINTING & PUBLISHING -- 0.9%
    Lexmark International Group, Inc.
      Cl-A*..........................     38,000      2,510,375
                                                   ------------

AST OPPENHEIMER LARGE-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
RESTAURANTS -- 2.0%
    Brinker International, Inc.*.....     93,000   $  2,528,438
    Outback Steakhouse, Inc.*........     79,000      3,105,688
                                                   ------------
                                                      5,634,126
                                                   ------------
RETAIL & MERCHANDISING -- 12.8%
    Bed, Bath & Beyond, Inc.*........     50,000      1,925,000
    Best Buy Co., Inc.*..............     48,000      3,240,000
    Circuit City Stores, Inc.........     30,000      2,790,000
    Dayton-Hudson Corp. .............     62,000      4,030,000
    Gap, Inc. .......................     90,000      4,533,750
    Lowe's Companies, Inc. ..........     63,000      3,571,313
    Saks, Inc.*......................    100,000      2,887,500
    Sears, Roebuck & Co. ............     53,000      2,361,813
    Tiffany & Co. ...................     33,500      3,232,750
    TJX Companies, Inc. .............    102,500      3,414,531
    Wal-Mart Stores, Inc. ...........     23,000      1,109,750
    WestPoint Stevens, Inc.*.........     90,000      2,683,125
                                                   ------------
                                                     35,779,532
                                                   ------------
SEMICONDUCTORS -- 4.8%
    Intel Corp. .....................    116,000      6,902,000
    Motorola, Inc. ..................     39,000      3,695,250
    Xilinx, Inc.*....................     50,000      2,862,500
                                                   ------------
                                                     13,459,750
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
TELECOMMUNICATIONS -- 7.0%
    Lucent Technologies, Inc. .......    156,000   $ 10,520,250
    QUALCOMM, Inc.*..................     25,000      3,587,500
    Scientific-Atlanta, Inc. ........     50,000      1,800,000
    Tellabs, Inc.*...................     54,000      3,648,375
                                                   ------------
                                                     19,556,125
                                                   ------------
UTILITIES -- 0.9%
    Dynegy, Inc. ....................    129,100      2,630,413
                                                   ------------
TOTAL COMMON STOCK
  (Cost $249,750,893)................               276,795,037
                                                   ------------
SHORT-TERM INVESTMENTS -- 1.6%
    Temporary Investment Cash Fund...  2,279,748      2,279,748
    Temporary Investment Fund........  2,279,747      2,279,747
                                                   ------------
    (Cost $4,559,495)................                 4,559,495
                                                   ------------
TOTAL INVESTMENTS -- 101.0%
  (Cost $254,310,388)................               281,354,532
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.0%)...................                (2,842,431)
                                                   ------------
NET ASSETS -- 100.0%.................              $278,512,101
                                                   ============

--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 75.4%
ARGENTINA -- 0.5%
    Telecom Argentina Stet SA
      [ADR]..........................     66,100   $  1,768,175
    Telefonica de Argentina SA Cl-B
      [ADR]..........................     63,175      1,982,116
                                                   ------------
                                                      3,750,291
                                                   ------------
AUSTRALIA -- 1.6%
    Cable & Wireless Optus Ltd.*.....  2,193,710      4,995,110
    Fosters Brewing Group Ltd. ......  1,295,821      3,652,230
    News Corp. Ltd. [ADR]............     70,035      2,473,111
    Publishing & Broadcasting
      Ltd. ..........................    294,023      1,940,367
                                                   ------------
                                                     13,060,818
                                                   ------------
BRAZIL -- 1.5%
    Telecomunicacoes Brasileiras SA
      Pfd. [ADR].....................    113,750     10,258,828
    Telesp Celular Participacoes SA
      [ADR]*.........................     69,460      1,858,055
                                                   ------------
                                                     12,116,883
                                                   ------------
CANADA -- 4.1%
    JDS Fitel, Inc.*.................     49,121      4,098,810
    Le Groupe Videotron Ltee.........    497,651      7,901,624
    Rogers Communications, Inc.
      Cl-B*..........................    647,416     10,345,183
    Shaw Communications, Inc. Cl-B...    218,386      8,602,347
    Toronto-Dominion Bank............     45,833      2,067,060
                                                   ------------
                                                     33,015,024
                                                   ------------
FINLAND -- 4.6%
    Nokia AB Oyj.....................    129,344     11,338,008
    Nokia Corp. Cl-A [ADR]...........    171,600     15,712,126
    Sonera Group Oyj.................     84,318      1,843,435
    Talentum Oy Cl-B.................    228,217      3,483,223
    Tieto Corp. Cl-B.................    106,480      4,436,301
                                                   ------------
                                                     36,813,093
                                                   ------------
FRANCE -- 7.4%
    Accor SA.........................     20,841      5,233,462
    Atos SA*.........................     26,528      2,708,390
    AXA SA...........................     15,327      1,869,879
    Cap Gemini SA....................     35,322      5,551,391
    Carrefour Supermarche SA.........     23,328      3,428,182
    Equant NV*.......................     24,617      2,269,573
    Sanofi-Synthelabo SA*............    123,934      5,259,364
    Societe Nationale Elf Aquitaine
      SA.............................     30,407      4,462,210
    Sodexho Alliance SA..............      3,162        544,565
    Suez Lyonnaise des Eaux..........     53,558      9,660,191
    Valeo SA.........................     20,370      1,680,554
    Vivendi..........................    216,372     17,527,453
                                                   ------------
                                                     60,195,214
                                                   ------------
GERMANY -- 6.5%
    Adidas-Salomon AG................     18,464      1,797,502
    DaimlerChrysler AG*..............     29,518      2,577,741
    DePfa Deutsche Pfandbriefbank
      AG.............................     69,203      6,251,735
    Mannesmann AG....................    189,050     28,269,378
    Marschollek, Lautenschlaeger und
      Partner AG Non-Voting Pfd......      9,930      4,608,221

                                        SHARES        VALUE
                                        ------        -----
    Porsche AG Pfd...................      3,838   $  8,945,095
                                                   ------------
                                                     52,449,672
                                                   ------------
HONG KONG -- 2.4%
    China Telecom Ltd.*..............  4,597,000     12,768,440
    HSBC Holdings PLC................    186,800      6,813,643
                                                   ------------
                                                     19,582,083
                                                   ------------
IRELAND -- 0.1%
    Elan Corp. PLC [ADR]*............     19,585        543,484
                                                   ------------
ITALY -- 1.9%
    Assicurazioni Generali...........     72,422      2,509,466
    Banca Commerciale Italia NA......    285,801      2,086,741
    Banca di Roma....................  2,357,523      3,391,577
    Tecnost SPA......................    172,753        425,790
    Telecom Italia Mobile SPA........    828,679      4,948,077
    Unicredito Italiano SPA..........    539,168      2,368,674
                                                   ------------
                                                     15,730,325
                                                   ------------
JAPAN -- 12.2%
    Fuji Bank Ltd....................    551,000      3,842,191
    Fujitsu Ltd. ....................    236,000      4,747,837
    Honda Motor Co. Ltd. ............    197,000      8,349,654
    Ito-Yokado Co. Ltd. .............     61,000      4,082,251
    Kao Corp.........................    473,000     13,286,938
    Kirin Brewery Co. Ltd............    378,000      4,528,399
    Nippon Telegraph & Telephone
      Corp. .........................      1,990      2,334,674
    NTT Data Corp. ..................      5,170      4,109,136
    NTT Mobile Communication Network,
      Inc. ..........................     18,150     24,592,651
    Softbank Corp. ..................     43,100      8,727,813
    Sony Corp. ......................     87,200      9,401,818
    Takeda Chemical Industries.......    232,000     10,753,150
                                                   ------------
                                                     98,756,512
                                                   ------------
KOREA -- 0.5%
    SK Telecom Co. Ltd. [ADR]........    234,541      3,987,202
                                                   ------------
MEXICO -- 1.6%
    Grupo Televisa SA [GDR]*.........     40,355      1,808,408
    Telefonos de Mexico SA Cl-L
      [ADR]..........................    138,020     11,153,741
                                                   ------------
                                                     12,962,149
                                                   ------------
NETHERLANDS -- 8.6%
    AEGON NV.........................     62,599      4,541,539
    ASM Lithography Holding NV NY
      Reg.*..........................     21,830      1,296,156
    ASM Lithography Holding NV*......     39,633      2,292,933
    Equant NV NY Reg.*...............     28,330      2,666,561
    Getronics NV.....................    168,631      6,486,610
    Getronics NV 144A................     64,038      2,463,305
    Heineken NV......................    103,692      5,309,285
    ING Groep NV.....................     23,521      1,273,464
    Koninklijke (Royal) Philips
      Electronics NV.................     82,193      8,107,582
    Koninklijke (Royal) Philips
      Electronics NV NY Reg..........    117,610     11,863,909

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    United Pan-Europe Communications
      NV*............................    157,576   $  8,547,663
    Wolters Kluwer NV................    370,401     14,744,533
                                                   ------------
                                                     69,593,540
                                                   ------------
SINGAPORE -- 0.5%
    Development Bank of Singapore
      Ltd. ..........................    329,000      4,019,572
                                                   ------------
SPAIN -- 3.6%
    Argentaria Caja Postal Y Banco
      Hipotecario de Espana SA.......    132,632      3,021,451
    Banco Bilbao Vizcaya SA..........    279,407      4,036,891
    Banco Santander Central Hispano
      SA.............................    466,368      4,857,599
    Tele Pizza SA*...................    180,645        935,193
    Telefonica SA....................    296,900     14,301,831
    Telefonica SA [ADR]..............     11,096      1,632,434
                                                   ------------
                                                     28,785,399
                                                   ------------
SWEDEN -- 3.7%
    Assa Abloy AB Cl-B...............    601,536      6,509,410
    Assa Abloy AB-B Rights*..........    601,536        127,358
    Ericsson, (L.M.) Telephone Co.
      [ADR]..........................    115,156      3,792,951
    Ericsson, (L.M.) Telephone Co.
      Cl-B...........................     90,364      2,896,371
    Modern Times Group MTG AB
      Cl-B*..........................    164,855      3,577,591
    Securitas AB Cl-B................    873,512     13,048,626
                                                   ------------
                                                     29,952,307
                                                   ------------
SWITZERLAND -- 3.5%
    Julius Baer Holdings AG Cl-B.....      2,055      5,855,981
    Kuoni Reisen AG..................      1,092      4,211,104
    Roche Holding AG.................        672      6,907,648
    Swisscom AG*.....................     19,291      7,259,300
    Zurich Allied AG.................      7,483      4,255,123
                                                   ------------
                                                     28,489,156
                                                   ------------
TAIWAN -- 0.4%
    Taiwan Semiconductor
      Manufacturing Co. Ltd.
      [ADR]*.........................     96,335      3,275,390
                                                   ------------
UNITED KINGDOM -- 10.2%
    Amvescap PLC.....................    234,278      2,084,646
    British Telecommunications PLC...    294,274      4,930,852
    Capita Group PLC.................    311,277      3,221,207
    COLT Telecom Group PLC*..........    631,053     13,239,778
    Compass Group PLC................    587,306      5,823,069
    Energis PLC*.....................    267,092      6,369,959
    Hays PLC.........................    573,483      6,043,086
    Lloyds TSB Group PLC.............    272,333      3,691,778
    Logica PLC.......................    808,390      8,473,823
    Orange PLC*......................    181,886      2,666,362
    Prudential Corp. PLC.............    128,971      1,898,785
    Rentokil Initial PLC.............    815,500      3,181,530
    SEMA Group PLC...................    387,685      3,739,962
    SmithKline Beecham PLC...........    172,803      2,245,840
    SmithKline Beecham PLC [ADR].....     66,845      4,415,948
    TeleWest Communications PLC*.....    669,142      3,000,802
    Vodafone AirTouch PLC............    179,587      3,538,521

                                        SHARES        VALUE
                                        ------        -----
    Vodafone AirTouch PLC [ADR]......     19,453   $  3,832,143
    WPP Group PLC....................      7,509         63,502
                                                   ------------
                                                     82,461,593
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $494,501,975)................               609,539,707
                                                   ------------
U.S. STOCK -- 9.5%
AUTOMOBILE MANUFACTURERS -- 0.1%
    DaimlerChrysler AG*..............     13,564      1,205,501
                                                   ------------
BROADCASTING -- 1.1%
    United International Holdings,
      Inc. Cl-A*.....................    126,840      8,577,555
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Pacific Internet Ltd.*...........     41,970      1,988,329
                                                   ------------
CONGLOMERATES -- 3.1%
    Seagram Co. Ltd..................    168,705      8,498,514
    Tyco International Ltd...........    171,565     16,255,784
                                                   ------------
                                                     24,754,298
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Galileo Technology Ltd.*.........     61,965      2,807,789
                                                   ------------
PHARMACEUTICALS -- 1.8%
    Pharmacia & Upjohn, Inc..........    146,755      8,337,518
    QLT PhotoTherapeutics, Inc.*.....    108,015      5,940,825
                                                   ------------
                                                     14,278,343
                                                   ------------
TELECOMMUNICATIONS -- 2.9%
    Global TeleSystems Group,
      Inc.*..........................     96,385      7,807,185
    Nortel Networks Corp.............     46,680      4,052,408
    NTL, Inc.*.......................    113,515      9,783,574
    Viatel, Inc.*....................     26,215      1,471,317
                                                   ------------
                                                     23,114,484
                                                   ------------
TOTAL U.S. STOCK
  (Cost $63,646,370).................                76,726,299
                                                   ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 0.2%
ITALY
    Tecnost SPA [FRN] 4.487%,
      06/23/04
    (Cost $1,579,106)................     1,496       1,566,955
                                                   ------------

                                          PAR
                                         (000)
                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
    Federal National Mortgage Assoc.
      4.68%, 07/06/99.................  $20,000    19,987,000
      4.81%, 11/04/99.................   10,000     9,815,277
      5.00%, 11/19/99.................   25,000    24,496,520
                                                 ------------
    (Cost $54,329,067)................             54,298,797
                                                 ------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)      VALUE
                                        -------  ------------
COMMERCIAL PAPER -- 7.1%
    Associates First Capital Corp.
      5.25%, 07/01/99.................  $32,800  $ 32,800,000
                                                 ------------
    UBS Financial Corp. 5.50%,
      07/01/99........................   25,000    25,000,000
                                                 ------------
    (Cost $57,800,000)................             57,800,000
                                                 ------------
TOTAL INVESTMENTS -- 98.9% (Cost
  $671,856,518).......................            799,931,758
OTHER ASSETS LESS
  LIABILITIES -- 1.1%.................              8,676,865
                                                 ------------
NET ASSETS -- 100.0%..................           $808,608,623
                                                 ============

Foreign currency exchange contracts outstanding at June 30, 1999:

                                              IN
SETTLEMENT                  CONTRACTS      EXCHANGE      CONTRACTS     UNREALIZED
MONTH        TYPE          TO RECEIVE         FOR        AT VALUE     DEPRECIATION
----------------------------------------------------------------------------------
07/99        Buy    EUR       2,746,697   $ 2,844,269   $ 2,838,403     $  5,866
07/99        Buy    GBP       2,644,038     4,192,542     4,167,777       24,765
10/99        Buy    GBP       1,470,000     2,368,614     2,318,978       49,636
10/99        Buy    JPY   1,770,000,000    15,374,217    14,836,270      537,947
                                          -----------   -----------     --------
                                          $24,779,642   $24,161,428     $618,214
                                          ===========   ===========     ========

                                              IN                         UNREALIZED
SETTLEMENT                 CONTRACTS       EXCHANGE      CONTRACTS      APPRECIATION
MONTH       TYPE          TO DELIVER         FOR          AT VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------
10/99
            Sell   CAD      11,300,000   $  7,734,061   $  7,652,094     $   81,967
11/99
            Sell   CAD       2,100,000      1,444,808      1,422,774         22,034
10/99
            Sell   CHF       4,200,000      2,877,698      2,735,907        141,791
11/99
            Sell   CHF       2,400,000      1,675,978      1,570,732        105,246
07/99
            Sell   EUR       5,805,318      6,424,868      6,136,239        288,629
10/99
            Sell   EUR      32,500,000     38,164,130     33,508,851      4,655,279
07/99
            Sell   GBP          34,067         53,693         53,700             (7)
10/99
            Sell   GBP      15,890,000     25,617,145     25,067,063        550,082
12/99
            Sell   GBP      12,610,000     20,273,660     19,912,203        361,457
05/01
            Sell   HKD     128,000,000     16,066,175     16,211,930       (145,755)
09/99
            Sell   JPY     800,000,000      6,914,434      6,682,594        231,840
10/99
            Sell   JPY   7,070,000,000     61,702,541     59,284,697      2,417,844
11/99
            Sell   JPY     600,000,000      5,117,000      5,061,910         55,090
12/99
            Sell   JPY     600,000,000      5,000,000      5,073,967        (73,967)
07/99
            Sell   SEK       2,156,546        255,566        253,660          1,906
                                         ------------   ------------     ----------
                                         $199,321,757   $190,628,321     $8,693,436
                                         ============   ============     ==========

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 1999. Percentages are based on net assets.

                      INDUSTRY
                      --------
Advertising..........................................   0.7%
Automobile Manufacturers.............................   2.7%
Automotive Parts.....................................   0.2%
Broadcasting.........................................   2.7%
Building Materials...................................   0.3%
Business Services....................................   0.8%
Chemicals............................................   0.7%
Clothing & Apparel...................................   0.2%
Computer Hardware....................................   0.5%
Computer Services & Software.........................   2.4%
Conglomerates........................................   3.4%
Consumer Products & Services.........................   4.0%
Electronic Components & Equipment....................   5.1%
Entertainment & Leisure..............................   0.7%
Financial -- Bank & Trust............................   3.3%
Financial Services...................................   3.0%
Food.................................................   1.7%
Industrial Products..................................   4.5%
Insurance............................................   1.5%
Medical Supplies & Equipment.........................   0.7%
Oil & Gas............................................   0.6%
Pharmaceuticals......................................   1.5%
Printing & Publishing................................   2.8%
Real Estate..........................................   1.3%
Retail & Merchandising...............................   0.6%
Semiconductors.......................................   0.8%
Telecommunications...................................  28.7%
                                                       ----
TOTAL................................................  75.4%
                                                       ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.3% of net assets.

See Notes to Financial Statements.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 96.0%
ADVERTISING -- 0.4%
    Omnicom Group, Inc. ..............    6,400   $    512,000
    True North Communications,
      Inc. ...........................   11,500        345,000
                                                  ------------
                                                       857,000
                                                  ------------
AEROSPACE -- 2.0%
    AlliedSignal, Inc. ...............   11,700        737,100
    Boeing Co. .......................   11,000        486,062
    Cordant Technologies, Inc. .......   10,500        474,469
    General Dynamics Corp. ...........    4,500        308,250
    Goodrich, (B.F.) Co. .............   47,200      2,006,000
    United Technologies Corp. ........   11,500        824,406
                                                  ------------
                                                     4,836,287
                                                  ------------
AIRLINES -- 0.1%
    AMR Corp.*........................    2,100        143,325
    Delta Air Lines, Inc. ............    2,900        167,112
    US Airways Group, Inc.*...........      500         21,781
                                                  ------------
                                                       332,218
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
    Ford Motor Co.....................   57,500      3,245,156
    General Motors Corp. .............   18,200      1,201,200
                                                  ------------
                                                     4,446,356
                                                  ------------
BEVERAGES -- 0.5%
    Anheuser-Busch Companies, Inc. ...   10,700        759,031
    Coca-Cola Co. ....................    5,400        337,500
    PepsiCo, Inc. ....................    4,500        174,094
                                                  ------------
                                                     1,270,625
                                                  ------------
BROADCASTING -- 1.2%
    CBS Corp.*........................   65,000      2,823,437
                                                  ------------
BUILDING MATERIALS -- 0.2%
    Lafarge Corp. ....................    7,000        248,062
    York International Corp. .........    6,100        261,156
                                                  ------------
                                                       509,218
                                                  ------------
BUSINESS SERVICES -- 0.3%
    American Management Systems,
      Inc.*...........................    4,500        144,281
    Century Business Services,
      Inc.*...........................    2,500         36,250
    Ecolab, Inc. .....................      500         21,812
    Kelly Services, Inc. Cl-A.........    7,200        231,300
    Labor Ready, Inc.*................    4,300        139,750
    Snyder Communications, Inc.*......    5,400        176,850
                                                  ------------
                                                       750,243
                                                  ------------
CAPITAL GOODS -- 0.2%
    Briggs & Stratton Corp. ..........    2,800        161,700
    Cummins Engine Co., Inc. .........    1,400         79,975
    Fleetwood Enterprises, Inc. ......    3,400         89,887
    SPX Corp.*........................    1,500        125,250
                                                  ------------
                                                       456,812
                                                  ------------
CHEMICALS -- 1.6%
    Dexter Corp. .....................   12,100        493,831
    Dow Chemical Co. .................   12,100      1,535,187

                                        SHARES       VALUE
                                        ------       -----
    DuPont, (E.I.) de Nemours &
      Co. ............................   22,400   $  1,530,200
    Eastman Chemical Co. .............    1,300         67,275
    Grace, (W.R.) & Co.*..............    2,100         38,587
    Hercules, Inc. ...................    1,600         62,900
    Nalco Chemical Co. ...............      800         41,500
    Rohm & Haas Co. ..................    1,300         55,737
                                                  ------------
                                                     3,825,217
                                                  ------------
CLOTHING & APPAREL -- 0.6%
    Cato Corp. Cl-A...................    1,700         19,762
    Intimate Brands, Inc. ............    5,985        283,539
    Ross Stores, Inc. ................    5,200        261,950
    Tommy Hilfiger Corp.*.............    4,000        294,000
    V.F. Corp. .......................   13,500        577,125
                                                  ------------
                                                     1,436,376
                                                  ------------
COMPUTER HARDWARE -- 6.1%
    Adaptec, Inc.*....................   17,100        603,844
    Apple Computer, Inc.*.............   47,700      2,209,106
    Compaq Computer Corp. ............   21,100        499,806
    Dell Computer Corp.*..............   47,300      1,750,100
    EMC Corp.*........................   15,600        858,000
    Gateway, Inc.*....................    4,700        277,300
    Hewlett-Packard Co. ..............   40,400      4,060,200
    International Business Machines
      Corp. ..........................   34,400      4,446,200
                                                  ------------
                                                    14,704,556
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 8.6%
    America Online, Inc.*.............   24,600      2,718,300
    BMC Software, Inc.*...............    4,200        226,800
    Cisco Systems, Inc.*..............   52,000      3,354,000
    Computer Associates International,
      Inc. ...........................    3,700        203,500
    Compuware Corp.*..................    9,900        314,944
    Comverse Technology, Inc.*........   14,200      1,072,100
    Electronic Data Systems Corp. ....    3,500        197,969
    Keane, Inc.*......................   10,300        233,037
    Microsoft Corp.*..................  103,700      9,352,444
    NCR Corp.*........................   10,800        527,175
    Oracle Corp.*.....................   20,400        757,350
    Siebel Systems, Inc.*.............    2,800        185,850
    Sterling Software, Inc.*..........   18,700        499,056
    Sun Microsystems, Inc.*...........    2,800        192,850
    Unisys Corp.*.....................   25,900      1,008,481
                                                  ------------
                                                    20,843,856
                                                  ------------
CONGLOMERATES -- 2.3%
    Corning, Inc......................    6,500        455,812
    Minnesota Mining & Manufacturing
      Co. ............................    8,200        712,887
    National Service Industries,
      Inc. ...........................    5,100        183,600
    Ogden Corp. ......................   21,900        589,931
    Philip Morris Companies, Inc. ....   40,000      1,607,500
    Tyco International Ltd. ..........   20,200      1,913,950
    Viad Corp. .......................    3,000         92,812
                                                  ------------
                                                     5,556,492
                                                  ------------

                                       76
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AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
CONSTRUCTION -- 0.5%
    Centex Corp. .....................   11,200   $    420,700
    Horton, (D.R.), Inc. .............    6,500        108,062
    Foster Wheeler Corp. .............   10,200        144,075
    Kaufman & Broad Home Corp. .......    9,200        228,850
    Pulte Corp. ......................   12,600        290,587
                                                  ------------
                                                     1,192,274
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 3.3%
    ACNielsen Corp.*..................    2,400         72,600
    Alberto-Culver Co. Cl-B...........    1,100         29,287
    Avon Products, Inc. ..............   14,800        821,400
    Church and Dwight Co., Inc. ......    1,700         73,950
    Circuit City Stores, Inc..........    1,500        139,500
    Clorox Co. .......................    3,800        405,887
    Eastman Kodak Co. ................   17,300      1,172,075
    Fortune Brands, Inc. .............   16,200        670,275
    International Flavors &
      Fragrances, Inc. ...............    3,900        173,062
    Nature's Sunshine Products,
      Inc. ...........................    3,700         38,850
    Premark International, Inc. ......   20,600        772,500
    Procter & Gamble Co. .............   18,600      1,660,050
    R.J. Reynolds Tobacco Holdings,
      Inc. ...........................   11,098        349,602
    Tupperware Corp. .................   30,800        785,400
    Universal Corp. ..................    3,000         85,312
    Whirlpool Corp. ..................   10,300        762,200
                                                  ------------
                                                     8,011,950
                                                  ------------
CONTAINERS & PACKAGING -- 0.0%
    Crown Cork & Seal Co., Inc. ......    1,900         54,150
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    EG&G, Inc. .......................   11,500        409,687
    General Electric Co. .............   56,700      6,407,100
    Pentair, Inc. ....................    3,500        160,125
    Rockwell International Corp. .....   15,200        923,400
    Texas Instruments, Inc. ..........    3,700        536,500
                                                  ------------
                                                     8,436,812
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.2%
    Anchor Gaming*....................    2,000         96,125
    Carnival Corp. ...................   23,100      1,120,350
    Disney, (Walt) Co. ...............    4,700        144,819
    Hollywood Entertainment Corp.*....    9,800        191,712
    Time Warner, Inc. ................    5,300        389,550
    Viacom, Inc. Cl-B*................   21,700        954,800
                                                  ------------
                                                     2,897,356
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.1%
    Browning-Ferris Industries,
      Inc. ...........................    6,000        258,000
                                                  ------------
EQUIPMENT SERVICES -- 0.2%
    Hertz Corp. Cl-A..................    7,600        471,200
                                                  ------------
FINANCIAL-BANK & TRUST -- 7.1%
    Bank One Corp. ...................   61,700      3,675,006
    BankAmerica Corp. ................   46,400      3,401,700
    Chase Manhattan Corp. ............   66,000      5,717,250
    City National Corp. ..............    4,800        179,700
    Countrywide Credit Industries,
      Inc. ...........................    8,100        346,275

                                        SHARES       VALUE
                                        ------       -----
    Cullen/Frost Bankers, Inc. .......    2,000   $     55,125
    First Union Corp. ................   36,800      1,729,600
    Fleet Financial Group, Inc. ......   19,200        852,000
    GreenPoint Financial Corp. .......   16,600        544,687
    Pacific Century Financial
      Corp. ..........................    2,700         58,219
    UnionBanCal Corp. ................    6,000        216,750
    Wells Fargo & Co. ................   11,400        487,350
                                                  ------------
                                                    17,263,662
                                                  ------------
FINANCIAL SERVICES -- 5.3%
    Bear Stearns Companies, Inc. .....    3,700        172,975
    Citigroup, Inc. ..................   43,850      2,082,875
    Concord EFS, Inc.*................    4,400        186,175
    Deluxe Corp. .....................   52,000      2,024,750
    Fannie Mae........................   36,500      2,495,687
    Freddie Mac.......................   20,400      1,183,200
    Lehman Brothers Holdings, Inc. ...   11,500        715,875
    Merrill Lynch & Co., Inc. ........   12,200        975,237
    Morgan Stanley, Dean Witter &
      Co. ............................   30,300      3,105,750
                                                  ------------
                                                    12,942,524
                                                  ------------
FOOD -- 4.2%
    Albertson's, Inc. ................   10,136        522,637
    Bestfoods, Inc. ..................   11,600        574,200
    ConAgra, Inc. ....................   12,000        319,500
    General Mills, Inc. ..............   19,500      1,567,312
    Heinz, (H.J.) Co. ................   23,400      1,172,925
    Hormel Foods Corp. ...............    4,700        189,175
    IBP, Inc. ........................    6,000        142,500
    Kroger Co.*.......................    7,000        195,562
    Lance, Inc. ......................    8,500        132,813
    Nabisco Group Holdings............   45,800        895,963
    Quaker Oats Co. ..................   24,500      1,626,188
    Safeway, Inc.*....................    9,000        445,500
    Sara Lee Corp. ...................   10,100        229,144
    Starbucks Corp.*..................    3,000        112,688
    Supervalu, Inc. ..................   23,700        608,794
    Sysco Corp. ......................    6,400        190,800
    The Earthgrains Co. ..............   12,200        314,913
    Unilever NV NY Reg. ..............   13,760        959,760
                                                  ------------
                                                    10,200,374
                                                  ------------
HEALTHCARE SERVICES -- 1.0%
    Amgen, Inc.*......................   28,700      1,747,113
    Herbalife International, Inc. ....    6,400         70,000
    McKesson HBOC, Inc. ..............    4,500        144,563
    PacifiCare Health Systems,
      Inc.*...........................    4,700        338,106
    RehabCare Group, Inc.*............    1,200         22,125
    Shared Medical Systems Corp. .....    2,000        130,500
    Trigon Healthcare, Inc.*..........    2,100         76,388
                                                  ------------
                                                     2,528,795
                                                  ------------
HOTELS & MOTELS -- 0.2%
    Host Marriott Corp. [REIT]........   42,200        501,125
                                                  ------------
INSURANCE -- 4.0%
    Allstate Corp. ...................   43,800      1,571,325
    Arthur J. Gallagher & Co. ........    7,400        366,300
    Conseco, Inc. ....................    9,800        298,288
    Fidelity National Financial,
      Inc. ...........................   11,500        241,500

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    First American Financial Corp. ...   20,500   $    366,438
    LandAmerica Financial Group,
      Inc. ...........................    6,200        178,250
    Lincoln National Corp. ...........   57,800      3,023,663
    Loews Corp. ......................   20,600      1,629,975
    Marsh & McLennan Companies,
      Inc. ...........................   25,800      1,947,900
    Travelers Property Casualty Corp.
      Cl-A............................      800         31,300
                                                  ------------
                                                     9,654,939
                                                  ------------
MACHINERY & EQUIPMENT -- 0.5%
    Caterpillar, Inc. ................    5,000        300,000
    Ingersoll-Rand Co. ...............   15,400        995,225
                                                  ------------
                                                     1,295,225
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Abbott Laboratories...............   17,500        796,250
    Baxter International, Inc. .......    9,100        551,688
    Bergen Brunswig Corp. Cl-A........   25,000        431,250
    Hillenbrand Industries, Inc. .....   14,000        605,500
    Johnson & Johnson Co. ............   24,000      2,352,000
    Mallinckrodt, Inc. ...............   20,600        749,325
    St. Jude Medical, Inc.*...........    2,600         92,625
    VISX, Inc.*.......................   13,600      1,076,950
                                                  ------------
                                                     6,655,588
                                                  ------------
METALS & MINING -- 0.2%
    Alcoa, Inc. ......................    5,800        358,875
    Nucor Corp. ......................    1,300         61,669
    USX-U.S. Steel Group, Inc. .......      800         21,600
                                                  ------------
                                                       442,144
                                                  ------------
OIL & GAS -- 6.2%
    Atlantic Richfield Co. ...........    6,600        551,513
    Chevron Corp. ....................    2,400        228,450
    Diamond Offshore Drilling,
      Inc. ...........................   14,200        402,925
    Exxon Corp. ......................   53,000      4,087,625
    Kerr-McGee Corp. .................   26,100      1,309,894
    Keyspan Corp. ....................   13,800        363,975
    MCN Energy Group, Inc. ...........   12,500        259,375
    Mobil Corp. ......................   22,000      2,178,000
    Occidental Petroleum Corp. .......    8,000        169,000
    Royal Dutch Petroleum Co. ........   20,100      1,211,025
    Sempra Energy.....................   45,300      1,024,913
    Sunoco, Inc. .....................    9,100        274,706
    Texaco, Inc. .....................   29,200      1,825,000
    Tidewater, Inc. ..................   19,600        597,800
    Ultramar Diamond Shamrock
      Corp. ..........................   16,100        351,181
    Union Pacific Resources Group,
      Inc. ...........................    9,400        153,338
                                                  ------------
                                                    14,988,720
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.6%
    Fort James Corp. .................    3,100        117,413
    International Paper Co. ..........    7,800        393,900
    Kimberly-Clark Corp. .............   10,200        581,400
    Weyerhaeuser Co. .................    3,800        261,250
                                                  ------------
                                                     1,353,963
                                                  ------------
PHARMACEUTICALS -- 6.8%
    American Home Products Corp. .....    1,400         80,500

                                        SHARES       VALUE
                                        ------       -----
    Andrx Corp.*......................    4,000   $    308,500
    Biogen, Inc.*.....................    5,600        360,150
    Bristol-Meyers Squibb Co. ........   41,300      2,909,069
    Cardinal Health, Inc. ............    4,500        288,563
    Genentech, Inc.*..................   18,200      1,496,950
    Lilly, (Eli) & Co. ...............   24,000      1,719,000
    Medicis Pharmaceutical Corp.
      Cl-A*...........................    2,000         50,750
    Merck & Co., Inc. ................   31,600      2,338,400
    Pfizer, Inc. .....................   13,700      1,503,575
    Pharmacia & Upjohn, Inc. .........   18,100      1,028,306
    Schering-Plough Corp. ............   47,500      2,517,500
    Warner-Lambert Co. ...............   27,600      1,914,750
                                                  ------------
                                                    16,516,013
                                                  ------------
RAILROADS -- 0.1%
    Union Pacific Corp. ..............    3,700        215,756
                                                  ------------
REAL ESTATE -- 0.1%
    CarrAmerica Realty Corp. [REIT]...   12,200        305,000
                                                  ------------
RESTAURANTS -- 0.4%
    Brinker International, Inc.*......    3,200         87,000
    McDonald's Corp. .................    2,400         99,150
    Tricon Global Restaurants,
      Inc.*...........................    2,700        146,138
    Wendy's International, Inc. ......   23,500        665,344
                                                  ------------
                                                       997,632
                                                  ------------
RETAIL & MERCHANDISING -- 4.9%
    Amazon.com, Inc.*.................    2,000        250,250
    Best Buy Co., Inc.*...............   18,300      1,235,250
    Borders Group, Inc.*..............    7,300        115,431
    Enesco Group, Inc. ...............    1,500         34,688
    Home Depot, Inc. .................   24,800      1,598,050
    Lowe's Companies, Inc. ...........    3,100        175,731
    Penney, (J.C.) Co., Inc. .........   23,500      1,141,219
    Rite Aid Corp. ...................    3,900         96,038
    Sears, Roebuck & Co. .............   25,200      1,122,975
    TJX Companies, Inc. ..............   21,100        702,894
    Wal-Mart Stores, Inc. ............  105,600      5,095,200
    Zale Corp.*.......................   10,900        436,000
                                                  ------------
                                                    12,003,726
                                                  ------------
SEMICONDUCTORS -- 2.6%
    Intel Corp. ......................   88,600      5,271,700
    Micron Technology, Inc.*..........    7,100        286,219
    Motorola, Inc. ...................    7,600        720,100
                                                  ------------
                                                     6,278,019
                                                  ------------
TELECOMMUNICATIONS -- 11.5%
    Alltel Corp. .....................    2,400        171,600
    Ameritech Corp. ..................   18,400      1,352,400
    AT&T Corp. .......................   75,600      4,219,425
    Bell Atlantic Corp. ..............   21,900      1,431,713
    BellSouth Corp. ..................   69,500      3,257,813
    Comcast Corp. Cl-A................   23,600        907,125
    GTE Corp. ........................   23,100      1,749,825
    Lucent Technologies, Inc. ........   59,000      3,978,813
    MCI WorldCom, Inc.*...............   21,000      1,811,250
    MediaOne Group, Inc.*.............    1,300         96,688
    Nortel Networks Corp. ............   13,600      1,180,650

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AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    QUALCOMM, Inc.*...................    4,600   $    660,100
    SBC Communications, Inc. .........   44,600      2,586,800
    Sprint Corp. (FON Group)..........    7,000        369,688
    Sprint Corp. (PCS Group)*.........   19,500      1,113,938
    Tellabs, Inc.*....................   13,600        918,850
    U.S. West, Inc. ..................   34,625      2,034,219
                                                  ------------
                                                    27,840,897
                                                  ------------
TRANSPORTATION -- 0.0%
    Laidlaw, Inc. ....................    3,000         22,125
                                                  ------------
UTILITIES -- 2.9%
    Ameren Corp. .....................    7,700        295,488
    Avista Corp. .....................   10,000        170,000
    Central & South West Corp. .......   35,900        839,163
    Conectiv, Inc. ...................   22,300        544,956
    Conectiv, Inc. Cl-A...............    1,600         67,200
    Constellation Energy Group........   13,800        408,825
    Dominion Resources, Inc. .........   17,100        740,644
    Duke Energy Corp. ................   18,400      1,000,500
    GPU, Inc. ........................    2,300         97,031
    LG&E Energy Corp. ................   14,500        304,500
    MDU Resources Group, Inc. ........    3,300         75,281

                                        SHARES       VALUE
                                        ------       -----
    Minnesota Power, Inc. ............   22,600   $    449,175
    Reliant Energy, Inc. .............    5,100        140,888
    Southern Co. .....................   10,400        275,600
    Texas Utilities Co. ..............    9,300        383,625
    UtiliCorp United, Inc. ...........   50,200      1,220,488
                                                  ------------
                                                     7,013,364
                                                  ------------
TOTAL COMMON STOCK
  (Cost $216,981,591).................             232,990,026
                                                  ------------
                                          PAR
                                         (000)
                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.9%
Federal Home Loan Bank
  4.60%, 07/01/99
  (Cost $9,424,000)...................  $ 9,424      9,424,000
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $226,405,591).................             242,414,026
OTHER ASSETS LESS
  LIABILITIES -- 0.1%.................                 226,409
                                                  ------------
NET ASSETS -- 100.0%..................            $242,640,435
                                                  ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 60.4%
AEROSPACE -- 1.3%
    Cordant Technologies, Inc. ......    5,300    $    239,494
    General Dynamics Corp. ..........    6,700         458,950
    Goodrich, (B.F.) Co. ............   25,400       1,079,500
    United Technologies Corp. .......    7,900         566,331
                                                  ------------
                                                     2,344,275
                                                  ------------
AIRLINES -- 0.2%
    AMR Corp.*.......................    1,700         116,025
    Delta Air Lines, Inc. ...........    1,300          74,912
    Southwest Airlines Co. ..........    2,800          87,150
    US Airways Group, Inc.*..........      600          26,137
                                                  ------------
                                                       304,224
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co. ..................   25,500       1,439,156
    General Motors Corp. ............    5,300         349,800
                                                  ------------
                                                     1,788,956
                                                  ------------
AUTOMOTIVE PARTS -- 0.0%
    Delphi Automotive Systems
      Corp. .........................    3,000          55,687
                                                  ------------
BEVERAGES -- 0.2%
    Anheuser-Busch Companies,
      Inc. ..........................    2,400         170,250
    Coors, (Adolph) Co. Cl-B.........    4,600         227,700
                                                  ------------
                                                       397,950
                                                  ------------
BROADCASTING -- 0.6%
    CBS Corp.*.......................   23,400       1,016,437
    King World Productions, Inc.*....    3,300         114,881
                                                  ------------
                                                     1,131,318
                                                  ------------
BUILDING MATERIALS -- 0.1%
    Centex Construction Products,
      Inc. ..........................    5,100         174,037
                                                  ------------
BUSINESS SERVICES -- 0.4%
    American Management Systems,
      Inc.*..........................   10,600         339,862
    Metzler Group, Inc.*.............   10,200         281,775
                                                  ------------
                                                       621,637
                                                  ------------
CHEMICALS -- 1.2%
    Dexter Corp. ....................    8,300         338,744
    Dow Chemical Co. ................    7,400         938,875
    DuPont, (E.I.) de Nemours &
      Co. ...........................   10,200         696,787
    Rohm & Haas Co. .................    1,800          77,175
                                                  ------------
                                                     2,051,581
                                                  ------------
CLOTHING & APPAREL -- 0.5%
    AnnTaylor Stores Corp.*..........    7,400         333,000
    Claire's Stores, Inc. ...........    3,600          92,250
    Tommy Hilfiger Corp.*............    3,600         264,600
    V.F. Corp. ......................    5,200         222,300
                                                  ------------
                                                       912,150
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
COMPUTER HARDWARE -- 3.7%
    Apple Computer, Inc.*............   39,900    $  1,847,869
    Dell Computer Corp.*.............   20,400         754,800
    Gateway, Inc.*...................    3,700         218,300
    Hewlett-Packard Co. .............   21,800       2,190,900
    International Business Machines
      Corp. .........................   10,600       1,370,050
                                                  ------------
                                                     6,381,919
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 5.7%
    America Online, Inc.*............    9,200       1,016,600
    Cisco Systems, Inc.*.............   19,800       1,277,100
    Comverse Technology, Inc.*.......    7,800         588,900
    Concentric Network Corp.*........    3,500         139,125
    Keane, Inc.*.....................    6,100         138,012
    Mastech Corp.*...................    5,900         109,887
    Microsoft Corp.*.................   52,500       4,734,844
    NCR Corp.*.......................    9,700         473,481
    Network Solutions, Inc.*.........    3,600         284,850
    Sterling Software, Inc.*.........    4,300         114,756
    Unisys Corp.*....................   27,100       1,055,206
                                                  ------------
                                                     9,932,761
                                                  ------------
CONGLOMERATES -- 1.5%
    Corning, Inc. ...................   12,300         862,537
    Ogden Corp. .....................   10,300         277,456
    Philip Morris Companies, Inc. ...   16,100         647,019
    Tyco International Ltd. .........    8,800         833,800
                                                  ------------
                                                     2,620,812
                                                  ------------
CONSTRUCTION -- 0.3%
    Centex Corp. ....................    9,200         345,575
    Pulte Corp. .....................    5,200         119,925
                                                  ------------
                                                       465,500
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 2.0%
    Avon Products, Inc. .............   10,000         555,000
    Clorox Co. ......................    5,600         598,150
    Colgate-Palmolive Co. ...........    1,000          98,750
    Eastman Kodak Co. ...............    8,200         555,550
    Fortune Brands, Inc. ............    5,400         223,425
    Nature's Sunshine Products,
      Inc. ..........................    3,500          36,750
    Premark International, Inc. .....   19,400         727,500
    Procter & Gamble Co. ............    2,500         223,125
    Tupperware Corp. ................    7,400         188,700
    Universal Corp. .................    8,700         247,406
    Whirlpool Corp. .................    1,200          88,800
                                                  ------------
                                                     3,543,156
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.4%
    American Power Conversion
      Corp.*.........................    9,900         199,237
    EG&G, Inc. ......................    4,800         171,000
    General Electric Co. ............   15,800       1,785,400

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Rockwell International Corp. ....    4,300    $    261,225
    Teleflex, Inc. ..................    2,200          95,562
                                                  ------------
                                                     2,512,424
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.6%
    Anchor Gaming*...................    3,100         148,994
    Viacom, Inc. Cl-B*...............   20,000         880,000
                                                  ------------
                                                     1,028,994
                                                  ------------
EQUIPMENT SERVICES -- 0.3%
    Hertz Corp. Cl-A.................    7,900         489,800
                                                  ------------
FINANCIAL-BANK & TRUST -- 4.5%
    Bank One Corp. ..................   28,000       1,667,750
    BankAmerica Corp. ...............   14,400       1,055,700
    Chase Manhattan Corp. ...........   36,700       3,179,137
    Fifth Third Bancorp..............    4,500         299,531
    First Union Corp. ...............   12,400         582,800
    Fleet Financial Group, Inc. .....    9,100         403,812
    GreenPoint Financial Corp. ......    3,600         118,125
    Wells Fargo & Co. ...............    3,500         149,625
    Zions Bancorp....................    6,400         406,400
                                                  ------------
                                                     7,862,880
                                                  ------------
FINANCIAL SERVICES -- 3.8%
    Concord EFS, Inc.*...............    4,100         173,481
    Deluxe Corp. ....................   22,600         879,987
    Fannie Mae.......................   25,500       1,743,562
    Freddie Mac......................   15,300         887,400
    Merrill Lynch & Co., Inc. .......    6,000         479,625
    Morgan Stanley, Dean Witter &
      Co. ...........................   21,800       2,234,500
    Providian Financial Corp. .......    2,300         215,050
                                                  ------------
                                                     6,613,605
                                                  ------------
FOOD -- 2.9%
    Albertson's, Inc. ...............    1,000          51,562
    ConAgra, Inc. ...................    9,500         252,937
    General Mills, Inc. .............    2,700         217,012
    Hormel Foods Corp. ..............    6,700         269,675
    IBP, Inc. .......................   21,900         520,125
    Keebler Foods Co.*...............   20,200         613,575
    Quaker Oats Co. .................   20,100       1,334,137
    Safeway, Inc.*...................   13,000         643,500
    Suiza Foods Corp.*...............   12,100         506,687
    The Earthgrains Co. .............    9,300         240,056
    Unilever NV NY Reg. .............    4,910         342,472
                                                  ------------
                                                     4,991,738
                                                  ------------
HEALTHCARE SERVICES -- 1.0%
    Amgen, Inc.*.....................   21,100       1,284,462
    Herbalife International, Inc. ...    1,700          18,594
    PacifiCare Health Systems,
      Inc.*..........................    5,000         359,687
                                                  ------------
                                                     1,662,743
                                                  ------------
INSURANCE -- 2.4%
    Allstate Corp. ..................   15,100         541,712
    Arthur J. Gallagher & Co. .......    7,600         376,200
    Fidelity National Financial,
      Inc. ..........................   14,300         300,300
    First American Financial
      Corp. .........................   21,800         389,675
    LandAmerica Financial Group,
      Inc. ..........................    4,100         117,875

                                        SHARES       VALUE
                                        ------       -----
    Lincoln National Corp. ..........   31,000    $  1,621,688
    Loews Corp. .....................   10,700         846,638
                                                  ------------
                                                     4,194,088
                                                  ------------
MACHINERY & EQUIPMENT -- 0.5%
    Ingersoll-Rand Co. ..............   13,900         898,288
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Bard, (C.R.), Inc. ..............    6,800         325,125
    Genzyme Corp.*...................    9,200         446,200
    Genzyme Surgical Products*.......    1,647           7,257
    Hillenbrand Industries, Inc. ....    5,400         233,550
    Johnson & Johnson Co. ...........    9,500         931,000
    Mallinckrodt, Inc. ..............    6,700         243,713
    MedImmune, Inc.*.................    3,000         203,250
    VISX, Inc.*......................   11,100         878,981
                                                  ------------
                                                     3,269,076
                                                  ------------
METALS & MINING -- 0.1%
    Alcoa, Inc. .....................    3,200         198,000
                                                  ------------
OIL & GAS -- 3.3%
    Amerada Hess Corp. ..............    4,900         291,550
    Anadarko Petroleum Corp. ........    9,800         360,763
    Apache Corp. ....................   13,900         542,100
    Atlantic Richfield Co. ..........    7,100         593,294
    Burlington Resources, Inc. ......    3,300         142,725
    Exxon Corp. .....................   11,500         886,938
    Mobil Corp. .....................   16,300       1,613,700
    Occidental Petroleum Corp. ......    3,000          63,375
    Sempra Energy....................    7,500         169,688
    Sunoco, Inc. ....................    3,800         114,713
    Texaco, Inc. ....................    4,100         256,250
    Tidewater, Inc. .................   10,100         308,050
    Union Pacific Resources Group,
      Inc. ..........................   20,300         331,144
    Vastar Resources, Inc. ..........    2,200         115,363
                                                  ------------
                                                     5,789,653
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.2%
    Fort James Corp. ................    1,400          53,025
    International Paper Co. .........    3,600         181,800
    Weyerhaeuser Co. ................    1,600         110,000
                                                  ------------
                                                       344,825
                                                  ------------
PHARMACEUTICALS -- 4.3%
    Allergan, Inc. ..................    1,300         144,300
    Andrx Corp.*.....................    4,700         362,488
    Biogen, Inc.*....................    6,800         437,325
    Bristol-Meyers Squibb Co. .......   14,300       1,007,256
    Chiron Corp.*....................    7,200         149,400
    Genentech, Inc.*.................   16,000       1,316,000
    Lilly, (Eli) & Co. ..............    6,900         494,213
    Medicis Pharmaceutical Corp.
      Cl-A*..........................    5,700         144,638
    Merck & Co., Inc. ...............    4,300         318,200
    Pfizer, Inc. ....................    2,600         285,350
    Roberts Pharmaceutical Corp.*....    4,300         104,275
    Schering-Plough Corp. ...........   32,600       1,727,800
    Warner-Lambert Co. ..............   13,900         964,313
                                                  ------------
                                                     7,455,558
                                                  ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
PRINTING & PUBLISHING -- 0.2%
    Lexmark International Group, Inc.
      Cl-A*..........................    3,800    $    251,038
    Valassis Communications, Inc.*...    4,300         157,488
                                                  ------------
                                                       408,526
                                                  ------------
RAILROADS -- 0.1%
    Union Pacific Corp. .............    1,700          99,131
                                                  ------------
RESTAURANTS -- 0.4%
    Darden Restaurants, Inc. ........    3,700          80,706
    Foodmaker, Inc.*.................    8,800         249,700
    Tricon Global Restaurants,
      Inc.*..........................    7,100         384,288
                                                  ------------
                                                       714,694
                                                  ------------
RETAIL & MERCHANDISING -- 3.0%
    Best Buy Co., Inc.*..............    4,700         317,250
    Gap, Inc. .......................    2,400         120,900
    Home Depot, Inc. ................   21,500       1,385,406
    Kohl's Corp.*....................    1,700         131,219
    Neiman Marcus Group, Inc. .......    3,000          77,063
    Wal-Mart Stores, Inc. ...........   60,300       2,909,475
    Zale Corp.*......................    9,000         360,000
                                                  ------------
                                                     5,301,313
                                                  ------------
SEMICONDUCTORS -- 1.8%
    Intel Corp. .....................   51,400       3,058,300
                                                  ------------
TELECOMMUNICATIONS -- 7.5%
    Ameritech Corp. .................   15,100       1,109,850
    AT&T Corp. ......................   32,400       1,808,325
    Bell Atlantic Corp. .............    7,400         483,775
    BellSouth Corp. .................   57,400       2,690,625
    Cablevision Systems Corp.
      Cl-A*..........................    1,100          77,000
    Comcast Corp. Cl-A...............    9,600         369,000
    Commscope, Inc.*.................   10,300         316,725
    EchoStar Communications Corp.
      Cl-A*..........................    2,400         368,250
    GTE Corp. .......................   11,000         833,250
    Lucent Technologies, Inc. .......   26,600       1,793,838
    Nortel Networks Corp. ...........    7,900         685,819
    SBC Communications, Inc. ........   28,600       1,658,800
    Sprint Corp. (FON Group).........    3,000         158,438
    Sprint Corp. (PCS Group)*........    3,900         222,788
    U.S. West, Inc. .................    8,100         475,875
                                                  ------------
                                                    13,052,358
                                                  ------------
TRANSPORTATION -- 0.1%
    FDX Corp.*.......................    2,400         130,200
                                                  ------------
UTILITIES -- 1.4%
    Energy East Corp. ...............    2,600          67,600
    FPL Group, Inc. .................    4,100         223,963
    LG&E Energy Corp. ...............   14,500         304,500
    Minnesota Power, Inc. ...........   11,100         220,613
    Northeast Utilities*.............    6,300         111,431
    Reliant Energy, Inc. ............   12,000         331,500
    Southern Co. ....................   25,100         665,150

                                        SHARES       VALUE
                                        ------       -----
    Texas Utilities Co. .............    4,600    $    189,750
    UtiliCorp United, Inc. ..........   15,800         384,138
                                                  ------------
                                                     2,498,645
                                                  ------------
TOTAL COMMON STOCK
  (Cost $94,788,350).................              105,300,802
                                                  ------------

                                         PAR
                                        (000)
                                       --------
CORPORATE OBLIGATIONS -- 6.3%
AIRLINES -- 0.2%
    Continental Airlines, Inc.
      8.00%, 12/15/05................  $   450         427,500
                                                  ------------
AUTOMOTIVE PARTS -- 0.3%
    Lear Corp. 144A
      7.96%, 05/15/05................      550         533,500
                                                  ------------
BEVERAGES -- 0.3%
    Pepsi Bottling Group, Inc. 144A
      7.00%, 03/01/29................      300         282,375
    Pepsi Bottling Holdings, Inc.
      144A
      5.625%, 02/17/09...............      300         274,875
                                                  ------------
                                                       557,250
                                                  ------------
BROADCASTING -- 0.1%
    British Sky Broadcasting
      6.875%, 02/23/09...............      100          94,250
                                                  ------------
CHEMICALS -- 0.2%
    Monsanto Co. 144A
      6.60%, 12/01/28................      400         357,500
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.1%
    Fort James Corp.
      6.625%, 09/15/04...............      250         249,688
                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
    Owens-Illinois, Inc.
      7.15%, 05/15/05................      350         334,250
                                                  ------------
FINANCIAL-BANK & TRUST-- 0.6%
    First Bank System
      7.63%, 05/01/05................      100         104,000
    Fleet National Bank
      5.75%, 01/15/09................      450         411,188
    NationsBank Corp.
      6.13%, 07/15/04................      300         294,750
    Southern Investments UK
      6.80%, 12/01/06................      300         294,000
                                                  ------------
                                                     1,103,938
                                                  ------------
FINANCIAL SERVICES -- 0.9%
    Associates Corp.
      6.25%, 11/01/08................      300         285,000
    Ford Motor Credit Corp.
      6.55%, 09/10/02................      215         215,538
    General Motors Acceptance Corp.
      7.125%, 05/01/03...............      100         101,500
    Hutchison Whampoa Financial Cl-C
      144A
      7.50%, 08/01/27................      400         347,000

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--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                       --------   ------------
    Lehman Brothers Holdings, Inc.
      6.625%, 04/01/04...............  $   450    $    441,563
    Toyota Motor Credit Corp.
      5.625%, 11/13/03...............      100          96,875
                                                  ------------
                                                     1,487,476
                                                  ------------
FOOD -- 0.3%
    Kroger Co. 144A
      7.25%, 06/01/09................      500         500,625
                                                  ------------
INSURANCE -- 0.4%
    Conseco, Inc.
      6.40%, 06/15/01................      300         294,375
    Fremont General Corp.
      7.70%, 03/17/04................      350         347,813
                                                  ------------
                                                       642,188
                                                  ------------
METALS & MINING -- 0.2%
    Pohang Iron & Steel Co.
      7.375%, 05/15/05...............      400         388,500
                                                  ------------
OIL & GAS -- 0.7%
    Conoco, Inc.
      5.90%, 04/15/04................      400         391,500
    Enron Corp.
      6.625%, 11/15/05...............      150         146,063
    Petroleum Geo-Services
      7.125%, 03/30/28...............      350         314,563
    USX Corp.
      6.65%, 02/01/06................      300         288,750
                                                  ------------
                                                     1,140,876
                                                  ------------
REAL ESTATE -- 0.2%
    Chelsea GCA Realty, Inc.
      7.25%, 10/21/07................      400         375,500
                                                  ------------
RETAIL & MERCHANDISING -- 0.5%
    Rite Aid Corp. 144A
      6.70%, 12/15/01................      350         349,125
      6.00%, 12/15/05................      250         231,875
    Sears, Roebuck & Co.
      6.25%, 01/15/04................      200         198,250
                                                  ------------
                                                       779,250
                                                  ------------
TELECOMMUNICATIONS -- 1.1%
    Cable & Wire Communications
      6.625%, 03/06/05...............      200         195,500
    Cincinnati Bell Telephone Co.
      6.30%, 12/01/28................      100          87,500
    GTE North, Inc.
      5.65%, 11/15/08................      500         459,375
    Qwest Communications
      International, Inc. Cl-B
      7.50%, 11/01/08................      700         696,500

                                         PAR
                                        (000)        VALUE
                                       --------   ------------
    TCI Communications, Inc.
      8.75%, 08/01/15................  $   300    $    344,250
    WorldCom, Inc.
      7.55%, 04/01/04................      100         103,000
      6.40%, 08/15/05................      100          97,625
                                                  ------------
                                                     1,983,750
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $11,320,026).................               10,956,041
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.8%
    Federal Home Loan Bank
      4.60%, 07/01/99................    8,713       8,713,000
      5.705%, 03/19/03...............      500         494,445
                                                  ------------
                                                     9,207,445
                                                  ------------
    Federal Home Loan Mortgage Corp.
      7.00%, 06/01/14................    2,000       2,012,790
                                                  ------------
    Federal National Mortgage Assoc.
      6.00%, 10/01/28................    2,665       2,505,155
      6.23%, 07/21/08................      200         191,968
      6.50%, 04/29/09-01/01/28.......    6,899       6,686,492
      7.00%, 01/28/08 [TBA]..........    1,350       1,337,344
      7.00%, 05/01/11-03/01/28.......    1,610       1,605,427
      7.50%, 06/25/27 [TBA]..........    1,000       1,002,188
      7.50%, 03/01/27-07/01/27.......      344         348,201
                                                  ------------
                                                    13,676,775
                                                  ------------
    Government National Mortgage
      Assoc.
      6.00%, 04/15/28-05/15/28.......      584         546,673
      6.50%, 03/15/28-04/15/28.......    1,633       1,574,707
      7.00%, 12/15/27................      273         269,963
      8.00%, 03/15/27................       95          97,475
      8.75%, 01/15/27-04/15/27.......      105         111,039
                                                  ------------
                                                     2,599,857
                                                  ------------
    (Cost $27,935,772)...............               27,496,867
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 11.3%
    U.S. Treasury Bonds
      7.875%, 02/15/21...............    3,600       4,264,237
      5.25%, 11/15/28................    1,000         885,675
                                                  ------------
                                                     5,149,912
                                                  ------------
    U.S. Treasury Notes
      7.75%, 11/30/99................    2,750       2,780,515
      5.50%, 03/31/00................    8,700       8,724,493
      6.625%, 07/31/01...............      900         917,844
      5.75%, 11/30/02................      500         500,125
      6.625%, 05/15/07...............      700         729,294
      4.75%, 11/15/08................      250         229,511
      5.50%, 05/15/09................      650         636,405
                                                  ------------
                                                    14,518,187
                                                  ------------
    (Cost $19,936,534)...............               19,668,099
                                                  ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                       --------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
    Amresco Residential Securities
      Mortgage Loan Trust Series
      1998-2 Cl-A4
      6.44%, 04/25/27................  $   400    $    393,374
    Case Equipment Loan Trust Series
      1998-B Cl-A4
      5.92%, 10/15/05................      300         298,847
    CIT RV Trust Series 1998-A Cl-A4
      6.09%, 02/15/12................      300         297,896
    Comed Transitional Funding Trust
      Series 1998-1 Cl-A6
      5.63%, 06/25/09................      100          94,642
    General Motors Acceptance Corp.
      Series 1999-C1 Cl-A2
      6.175%, 05/15/33...............      450         426,530
    Morgan Stanley Capital I Series
      1998-WF1 Cl-A1
      6.25%, 07/15/07................      189         185,085
    Nationslink Funding Corp. Series
      1998-2 Cl-A1
      6.00%, 11/20/07................      193         187,340
    Nationslink Funding Corp. Series
      1999-1 Cl-A2
      6.316%, 11/20/08...............      250         239,554
                                                  ------------
    (Cost $2,192,056)................                2,123,268
                                                  ------------
SOVEREIGN ISSUES -- 0.1%
CANADA
    British Columbia Government
      5.375%, 10/29/08
    (Cost $99,508)...................      100          91,004
                                                  ------------
                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                        (000)
                                       -------
FOREIGN BONDS -- 5.8%
AUSTRALIA -- 0.4%
    Australian Government
      9.50%, 08/15/03................    1,030         772,573
                                                  ------------

                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
CANADA -- 0.5%
    Canadian Government
      5.00%, 03/15/00................       980    $    662,219
      6.00%, 06/01/08................       300         210,094
                                                   ------------
                                                        872,313
                                                   ------------
DENMARK -- 0.1%
    Kingdom of Denmark
      8.00%, 03/15/06................     1,150         190,894
                                                   ------------
GERMANY -- 3.1%
    Deutschland Republic
      6.00%, 09/15/03................     2,529       2,823,122
      4.125%, 07/04/08...............     2,000       2,001,444
      4.75%, 07/04/28................       681         638,301
                                                   ------------
                                                      5,462,867
                                                   ------------
JAPAN -- 0.9%
    Japanese Government
      3.30%, 06/20/06................   170,000       1,566,054
                                                   ------------
UNITED KINGDOM -- 0.8%
    United Kingdom Treasury
      7.50%, 12/07/06................       180         319,142
      9.00%, 08/06/12................       470       1,007,492
                                                   ------------
                                                      1,326,634
                                                   ------------
TOTAL FOREIGN BONDS
  (Cost $11,005,312).................                10,191,335
                                                   ------------
                                        SHARES
                                        -------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund...     1,685           1,685
    Temporary Investment Fund........     1,685           1,685
                                                   ------------
    (Cost $3,370)....................                     3,370
                                                   ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $167,280,928)................               175,830,786
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9%)...................                (1,536,401)
                                                   ------------
NET ASSETS -- 100.0%.................              $174,294,385
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.5% of net assets.

See Notes to Financial Statements.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 94.8%
AUSTRALIA -- 2.1%
    Australia & New Zealand Banking
      Group Ltd. ....................      42,000   $   308,839
    Brambles Industries Ltd. ........      17,300       455,760
    Broken Hill Proprietary Co.
      Ltd. ..........................      60,000       695,019
    Cable & Wireless Optus Ltd.*.....     191,513       436,078
    Woodside Petroleum Ltd. .........      33,000       223,459
                                                    -----------
                                                      2,119,155
                                                    -----------
BELGIUM -- 0.9%
    Fortis Cl-B......................      14,450       453,761
    UCB SA...........................       9,382       401,527
                                                    -----------
                                                        855,288
                                                    -----------
BRAZIL -- 1.7%
    Centrais Eletricas Brasileiras
      SA.............................  20,130,000       392,960
    Embratel Participacoes SA
      Pfd. ..........................  18,900,000       251,048
    Petroleo Brasileiro SA...........   3,680,000       543,817
    Telesp Participacoes SA [ADR]*...      20,600       471,225
                                                    -----------
                                                      1,659,050
                                                    -----------
CANADA -- 3.3%
    Bombardier, Inc. Cl-B............      31,600       480,389
    Canadian National Railway Co. ...       5,300       354,157
    JDS Fitel, Inc.*.................       6,725       561,155
    Nortel Networks Corp. ...........      11,400       989,662
    Rogers Communications,
      Inc. Cl-B*.....................      27,000       431,438
    Teleglobe, Inc. .................       7,500       220,685
    Toronto-Dominion Bank............       5,400       243,539
                                                    -----------
                                                      3,281,025
                                                    -----------
DENMARK -- 0.5%
    Tele Danmark AS..................       9,000       443,006
                                                    -----------
FINLAND -- 1.7%
    Nokia Corp. Cl-A [ADR]...........      16,000     1,465,000
    Sonera Group Oyj.................      10,658       233,015
                                                    -----------
                                                      1,698,015
                                                    -----------
FRANCE -- 11.1%
    Accor SA.........................       2,103       528,092
    Altran Technologies SA...........       2,394       632,027
    AXA SA...........................       9,342     1,139,715
    Cap Gemini SA....................       5,538       870,381
    Carrefour Supermarche SA.........       4,206       618,095
    Compagnie Francaise d'Etudes et
      de Construction Technip........       4,500       504,909
    Groupe Danone....................       2,800       721,888
    Pinault-Printemps Redoute SA.....       5,400       926,656
    Sidel SA.........................       2,319       281,959
    Societe Generale.................       5,600       986,965
    Societe Nationale Elf
      Aquitaine SA...................       6,100       895,172
    Societe Television Francaise.....       2,750       640,933
    Vivendi..........................      26,390     2,137,751
                                                    -----------
                                                     10,884,543
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
GERMANY -- 6.0%
    Allianz AG.......................       1,294   $   361,639
    DaimlerChrysler AG*..............       6,874       600,291
    DePfa Deutsche Pfandbriefbank
      AG.............................      11,300     1,020,832
    Douglas Holding AG...............       6,800       307,153
    Mannesmann AG....................      19,510     2,917,406
    Siemens AG.......................       9,500       732,819
                                                    -----------
                                                      5,940,140
                                                    -----------
HONG KONG -- 2.4%
    Cheung Kong Holdings Ltd. .......      55,000       489,134
    China Telecom Ltd.*..............     220,000       611,063
    Henderson Land Development Co.
      Ltd. ..........................      76,000       436,882
    HSBC Holdings PLC................       7,200       262,624
    Swire Pacific Ltd. Cl-A..........      72,500       358,827
    Wharf Holdings Ltd. .............      79,000       246,410
                                                    -----------
                                                      2,404,940
                                                    -----------
INDONESIA -- 0.4%
    PT Telekomunikasi Indonesia......     592,920       344,481
                                                    -----------
IRELAND -- 0.5%
    Bank of Ireland..................      28,000       470,492
                                                    -----------
ITALY -- 3.9%
    Assicurazioni Generali...........      17,300       599,455
    Banco Intesa SPA.................      57,518       276,415
    Mediaset SPA.....................      37,700       335,135
    Mediolanum SPA...................      79,800       613,099
    Mondadori (Arnoldo)
      Editore SPA....................      45,600       790,034
    Seat Pagine Gialle SPA...........     219,900       300,478
    Telecom Italia SPA...............      89,100       926,211
                                                    -----------
                                                      3,840,827
                                                    -----------
JAPAN -- 17.2%
    Eisai Co. Ltd. ..................      23,000       453,212
    Fuji Heavy Industries Ltd. ......     113,000       871,987
    Fujitsu Ltd. ....................      70,000     1,408,257
    Japan Telecom Co. Ltd. ..........         250       355,266
    Kao Corp. .......................      52,000     1,460,720
    KDD Corp. .......................       5,000       358,984
    Kirin Brewery Co. Ltd. ..........      46,000       551,075
    Mitsukoshi Ltd. .................     113,000       491,076
    Murata Manufacturing Co. Ltd. ...       3,000       194,322
    Nippon Telegraph & Telephone
      Corp. .........................         960     1,126,275
    Nomura Securities Co. Ltd. ......      33,000       386,339
    NTT Data Corp. ..................         380       302,025
    NTT Mobile Communication Network,
      Inc. ..........................         800     1,083,974
    Ricoh Co. Ltd. ..................      28,000       385,405
    Ryohin Keikaku Co. Ltd. .........       1,400       352,209
    Shiseido Co. Ltd. ...............      75,000     1,124,044
    Shohkoh Fund & Co. Ltd. .........         700       501,999
    Sony Corp. ......................      16,700     1,800,578
    Sumitomo Bank Ltd. ..............      50,000       620,063
    Takeda Chemical Industries.......      16,000       741,597
    Tokyo Electron Ltd...............      22,000     1,492,281

                                       85
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--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Toyota Motor Corp................      17,000   $   537,938
    Toppan Forms Co. Ltd.............      16,000       304,041
                                                    -----------
                                                     16,903,667
                                                    -----------
KOREA -- 2.3%
    Korea Electric Power Corp........      11,000       457,120
    Korea Telecom Corp.*.............      10,730       711,957
    Samsung Corp. ...................      12,000       281,996
    Samsung Electronics Co. .........       5,491       602,487
    Shinhan Bank.....................      10,900       242,525
    SK Telecom Co. Ltd. [ADR]........         369         6,273
                                                    -----------
                                                      2,302,358
                                                    -----------
MEXICO -- 2.4%
    Cemex SA de CV Cl-B..............      50,000       241,329
    Grupo Financiero Bancomer SA de
      CV Cl-O........................     730,000       254,983
    Grupo Televisa SA [GDR]*.........      18,700       837,994
    Telefonos de Mexico SA Cl-L
      [ADR]..........................      13,000     1,050,562
                                                    -----------
                                                      2,384,868
                                                    -----------
NETHERLANDS -- 8.0%
    Assurantieconcern Stad Rotterdam
      NV.............................       8,640       569,804
    Equant NV NY Reg.*...............       9,000       847,125
    Getronics NV.....................       8,300       319,270
    Gucci Group NV NY Reg. ..........       7,000       490,000
    Heineken NV......................      12,900       660,512
    ING Groep NV.....................      19,222     1,040,709
    Koninklijke Ahold NV.............       9,980     1,006,733
    Koninklijke (Royal) Philips
      Electronics NV NY Reg. ........      16,474       567,436
    Unilever NV NY Reg. .............       6,114       426,452
    United Pan-Europe Communications
      NV*............................       8,300       450,231
    VNU NV...........................      16,700       667,359
    Wolters Kluwer NV................      19,920       792,954
                                                    -----------
                                                      7,838,585
                                                    -----------
PHILIPPINES -- 0.4%
    San Miguel Cl-B..................     158,490       345,731
                                                    -----------
SINGAPORE -- 2.5%
    City Developments Ltd............      71,000       454,575
    DBS Land Ltd.....................     111,000       221,678
    Development Bank of Singapore
      Ltd............................      11,000       134,393
    Singapore Press Holdings Ltd. ...      40,200       684,770
    Singapore Technologies
      Engineering Ltd................     476,000       539,616
    United Overseas Bank Ltd.........      33,000       230,665
    Venture Manufacturing Ltd........      24,000       184,673
                                                    -----------
                                                      2,450,370
                                                    -----------
SPAIN -- 2.2%
    Argentaria Caja Postal Y Banco
      Hipotecario de Espana SA.......      26,500       603,689
    Telefonica SA....................      33,344     1,606,198
                                                    -----------
                                                      2,209,887
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
SWEDEN -- 1.8%
    Europolitan Holdings AB..........      34,500   $   340,871
    Hennes & Mauritz AB Cl-B.........      56,500     1,395,597
                                                    -----------
                                                      1,736,468
                                                    -----------
SWITZERLAND -- 5.7%
    ABB AG*..........................       1,050     1,654,777
    Credit Suisse Group..............       2,400       415,286
    Holderbank Financiere Glarus
      AG Cl-B........................         200       236,075
    Holderbank Financiere Glarus
      AG Rights*.....................         200         2,933
    Julius Baer Holdings AG Cl-B.....         321       914,730
    Nestle SA........................         371       668,453
    Novartis AG......................         480       700,892
    Swisscom AG*.....................         971       365,392
    UBS AG...........................       2,206       658,427
                                                    -----------
                                                      5,616,965
                                                    -----------
UNITED KINGDOM -- 17.8%
    Amvescap PLC.....................     100,300       892,487
    AstraZeneca PLC..................      13,300       514,474
    Barclays PLC.....................      23,200       675,082
    BBA Group PLC....................      73,300       561,535
    British Telecommunications PLC...      89,500     1,499,661
    Cable & Wireless Communications
      PLC*...........................      59,036       567,654
    Capita Group PLC.................      35,000       362,193
    COLT Telecom Group PLC*..........      51,155     1,073,255
    CRH PLC..........................      21,500       380,080
    Diageo PLC.......................      24,803       259,016
    Dixons Group PLC.................      28,109       525,050
    Energis PLC*.....................      19,335       461,126
    Glaxo Wellcome PLC...............      18,300       508,558
    Imperial Tobacco Group PLC.......      39,100       426,501
    Invensys PLC.....................     162,800       770,503
    Lloyds TSB Group PLC.............      49,100       665,605
    Logica PLC.......................      32,900       344,869
    National Westminster Bank PLC....      29,100       616,953
    Next PLC.........................      32,900       399,581
    Orange PLC*......................      26,300       385,545
    Pearson PLC......................      38,700       786,323
    Provident Financial PLC*.........      12,768       177,412
    Standard Chartered PLC...........      82,000     1,339,092
    TeleWest Communications PLC*.....     188,700       846,235
    Vodafone AirTouch PLC............      62,500     1,231,479
    Vodafone AirTouch PLC [ADR]......       3,450       679,650
    WPP Group PLC....................      67,000       566,606
                                                    -----------
                                                     17,516,525
                                                    -----------
TOTAL FOREIGN STOCK
  (Cost $83,321,827).................                93,246,386
                                                    -----------
U.S. STOCK -- 3.0%
CLOTHING & APPAREL -- 0.6%
    Tommy Hilfiger Corp.*............       7,300       536,550
                                                    -----------

                                       86
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AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMPUTER SERVICES & SOFTWARE -- 0.4%
    Comverse Technology, Inc.*.......       4,900   $   369,950
                                                    -----------
CONGLOMERATES -- 0.5%
    Seagram Co. Ltd..................  10,500....       528,938
                                                    -----------
OIL & GAS -- 0.3%
    Schlumberger Ltd. ...............  5,400.....       343,913
                                                    -----------
TELECOMMUNICATIONS -- 1.2%
    Amdocs Ltd.......................  13,000....       295,750
    Global TeleSystems Group,
      Inc.*..........................  11,000....       891,000
                                                    -----------
                                                      1,186,750
                                                    -----------
TOTAL U.S. STOCK
  (Cost $2,548,935)..................                 2,966,101
                                                    -----------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.8%
    Federal Home Loan Bank
      4.60%, 07/01/99
    (Cost $1,751,000)................  $    1,751     1,751,000
                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $87,621,762).................                97,963,487
OTHER ASSETS LESS
  LIABILITIES -- 0.4%................                   364,423
                                                    -----------
NET ASSETS -- 100.0%.................               $98,327,910
                                                    ===========

Foreign currency exchange contracts outstanding at June 30, 1999:

                                            IN
SETTLEMENT                CONTRACTS      EXCHANGE      CONTRACTS     UNREALIZED
  MONTH      TYPE         TO RECEIVE        FOR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------------------
07/99        Buy    SGD       56,251    $    33,044   $    33,041     $      3
                                        ===========   ===========     ========
                                            IN
SETTLEMENT                CONTRACTS      EXCHANGE      CONTRACTS     UNREALIZED
  MONTH      TYPE         TO DELIVER        FOR        AT VALUE     APPRECIATION
--------------------------------------------------------------------------------
07/99        Sell   CHF      437,431    $   284,832   $   282,578     $  2,254
07/99        Sell   EUR    3,155,639      3,284,047     3,261,305       22,742
07/99        Sell   JPY  337,801,800      2,801,626     2,801,242          384
07/99        Sell   GBP    1,313,500      2,079,353     2,070,460        8,893
07/99        Sell   SEK      724,812         86,209        85,540          669
                                        -----------   -----------     --------
                                        $ 8,536,067   $ 8,501,125     $ 34,942
                                        ===========   ===========     ========

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 1999. Percentages are based on net assets.

INDUSTRY
--------
Advertising..........................................   1.1%
Aerospace............................................   2.7%
Automobile Manufacturers.............................   2.3%
Automotive Parts.....................................   0.9%
Beverages............................................   1.6%
Broadcasting.........................................   1.2%
Building Materials...................................   0.6%
Business Services....................................   2.3%
Chemicals............................................   1.7%
Clothing & Apparel...................................   0.5%
Computer Services & Software.........................   2.2%
Conglomerates........................................   3.8%
Construction.........................................   0.5%
Consumer Products & Services.........................   2.8%
Electronic Components & Equipment....................   4.3%
Entertainment & Leisure..............................   1.1%
Financial  --  Bank & Trust..........................   6.1%
Financial Services...................................   6.9%
Food.................................................   4.8%
Industrial Products..................................   3.8%
Insurance............................................   2.5%
Medical Supplies & Equipment.........................   0.5%
Metals & Mining......................................   0.7%
Miscellaneous........................................   0.7%
Office Equipment.....................................   0.4%
Oil & Gas............................................   1.7%
Pharmaceuticals......................................   1.8%
Printing & Publishing................................   4.0%
Real Estate..........................................   2.3%
Retail & Merchandising...............................   2.5%
Telecommunications...................................  25.2%
Transportation.......................................   0.4%
Utilities............................................   0.9%
                                                       ----
TOTAL................................................  94.8%
                                                       ====

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock.

Definitions of abbreviations are included following the Schedules of Investments.

* Non income producing security.

See Notes to Financial Statements.

AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 96.4%
AIRLINES -- 1.5%
    Midwest Express Holdings,
      Inc.*..........................    140,000   $  4,760,000
                                                   ------------
AUTOMOTIVE PARTS -- 1.9%
    Myers Industries, Inc. ..........    120,000      2,400,000
    OEA, Inc. .......................    250,000      2,218,750
    TBC Corp.*.......................    188,000      1,327,750
                                                   ------------
                                                      5,946,500
                                                   ------------
BUILDING MATERIALS -- 11.4%
    Cameron Ashley Building Products,
      Inc.*..........................    230,500      2,405,844
    Giant Cement Holding, Inc.*......     80,000      1,830,000
    Gibraltar Steel Corp.*...........    120,000      2,970,000
    Holophane Corp.*.................    120,000      4,575,000
    Juno Lighting, Inc. .............    150,000      3,750,000
    Lone Star Technologies, Inc.*....    160,000      2,840,000
    Modine Manufacturing Co. ........    110,000      3,581,875
    Republic Group, Inc. ............    180,000      3,240,000
    Skyline Corp. ...................    120,000      3,517,500
    Synthetic Industries, Inc.*......    170,000      5,015,000
    Thomas Industries, Inc. .........    130,000      2,665,000
                                                   ------------
                                                     36,390,219
                                                   ------------
BUSINESS SERVICES -- 1.1%
    Grey Advertising, Inc. ..........      2,000        666,000
    IT Group, Inc.*..................    186,630      2,997,744
                                                   ------------
                                                      3,663,744
                                                   ------------
CHEMICALS -- 2.7%
    Furon Co. .......................    240,500      4,569,500
    Schulman, (A.), Inc. ............    120,000      2,062,500
    TETRA Technologies, Inc.*........    214,500      1,970,719
                                                   ------------
                                                      8,602,719
                                                   ------------
CLOTHING & APPAREL -- 0.6%
    Dan River, Inc. Cl-A*............    250,000      1,843,750
                                                   ------------
COMPUTER HARDWARE -- 0.7%
    Analogic Corp. ..................     75,000      2,332,031
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 2.6%
    Analysts International Corp. ....    185,000      2,659,375
    CompuCom Systems, Inc.*..........    387,500      1,598,437
    SPSS, Inc.*......................    160,000      4,110,000
                                                   ------------
                                                      8,367,812
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.9%
    Culp, Inc. ......................    140,000      1,470,000
    Packaged Ice, Inc.*..............    250,000      1,484,375
                                                   ------------
                                                      2,954,375
                                                   ------------
CONTAINERS & PACKAGING -- 5.1%
    AptarGroup, Inc. ................    150,000      4,500,000
    Ivex Packaging Corp.*............    200,000      4,400,000
    Liqui-Box Corp. .................     70,000      3,762,500
    Shorewood Packaging Corp.*.......    200,500      3,696,719
                                                   ------------
                                                     16,359,219
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 9.9%
    Electro Rental Corp.*............    300,000      3,225,000
    Franklin Electric Co., Inc. .....     40,000      2,600,000
    Landauer, Inc. ..................     70,000      2,065,000

                                        SHARES        VALUE
                                        ------        -----
    Littelfuse, Inc.*................    225,000   $  4,331,250
    Methode Electronics, Inc. Cl-A...    278,000      6,359,250
    Nichols Research Corp.*..........    150,000      3,281,250
    Optical Coating Laboratory,
      Inc. ..........................     72,200      6,037,725
    Pioneer-Standard Electronics,
      Inc. ..........................    130,000      1,560,000
    Scotsman Industries, Inc. .......    100,000      2,156,250
                                                   ------------
                                                     31,615,725
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.1%
    Newpark Resources, Inc.*.........    340,000      3,017,500
    Waterlink, Inc.*.................    150,000        431,250
                                                   ------------
                                                      3,448,750
                                                   ------------
EQUIPMENT SERVICES -- 1.8%
    Cort Business Services Corp.*....    140,000      3,351,250
    Unifirst Corp. ..................     77,000      1,414,875
    VWR Scientific Products,
      Corp.*.........................     30,000      1,100,625
                                                   ------------
                                                      5,866,750
                                                   ------------
FINANCIAL-BANK & TRUST -- 4.3%
    Community First Bankshares,
      Inc. ..........................    200,000      4,775,000
    First Republic Bank*.............    134,400      3,889,200
    Silicon Valley Bancshares*.......    202,000      4,999,500
                                                   ------------
                                                     13,663,700
                                                   ------------
FINANCIAL SERVICES -- 4.1%
    Allied Capital Corp. ............    250,000      6,000,000
    American Capital Strategies
      Ltd. ..........................     20,000        365,000
    First Financial Fund, Inc.**.....    300,083      2,625,726
    Medallion Financial Corp. .......     80,000      1,525,000
    Triad Guaranty, Inc.*............    154,500      2,771,344
                                                   ------------
                                                     13,287,070
                                                   ------------
FOOD -- 0.3%
    Richfood Holdings, Inc. .........     50,000        881,250
                                                   ------------
FURNITURE -- 0.6%
    Stanley Furniture Co., Inc.*.....     80,000      1,800,000
                                                   ------------
INSURANCE -- 5.4%
    Brown & Brown, Inc. .............    160,000      6,080,000
    Markel Corp.*....................     18,000      3,366,000
    Medical Assurance, Inc.*.........    150,000      4,284,375
    Presidential Life Corp. .........    120,000      2,355,000
    PXRE Corp. ......................     70,000      1,268,750
                                                   ------------
                                                     17,354,125
                                                   ------------
LUMBER & WOOD PRODUCTS -- 0.7%
    Deltic Timber Corp. .............     80,000      2,155,000
                                                   ------------
MACHINERY & EQUIPMENT -- 4.0%
    Alamo Group, Inc. ...............     60,000        525,000
    Carbo Ceramics, Inc. ............     94,900      2,888,519
    Smith, (A.O.) Corp. .............    140,000      3,920,000
    TransTechnology Corp. ...........    140,000      2,756,250
    Woodward Governor Co. ...........    105,000      2,730,000
                                                   ------------
                                                     12,819,769
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Lunar Corp.*.....................     85,000        669,375
    Owens & Minor, Inc...............    350,000      3,850,000
                                                   ------------
                                                      4,519,375
                                                   ------------

AST T. ROWE PRICE SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
METALS & MINING -- 2.3%
    Cambior, Inc. ...................     90,000   $    292,500
    Golden Star Resources Ltd.*......    100,000         81,250
    Homestake Mining Co. ............    150,000      1,228,125
    Layne Christensen Co.*...........    120,000        765,000
    Material Sciences Corp.*.........    170,000      2,550,000
    Penn Virginia Corp. .............    130,000      2,567,500
                                                   ------------
                                                      7,484,375
                                                   ------------
OFFICE EQUIPMENT -- 4.6%
    Aaron Rents, Inc. Cl-A...........     51,600        928,800
    Aaron Rents, Inc. Cl-B...........    150,000      3,337,500
    CompX International, Inc.*.......    200,000      3,575,000
    IDEX Corp. ......................    140,000      4,602,500
    McGrath Rentcorp.................    120,000      2,400,000
                                                   ------------
                                                     14,843,800
                                                   ------------
OIL & GAS -- 3.3%
    Chieftain International, Inc.*...    200,800      3,514,000
    Cross Timbers Oil Co. ...........    250,000      3,718,750
    Devon Energy Corp. ..............     90,000      3,217,500
                                                   ------------
                                                     10,450,250
                                                   ------------
PAPER & FOREST PRODUCTS -- 1.5%
    CSS Industries, Inc.*............     50,000      1,406,250
    Wausau-Mosinee Paper Corp. ......    182,900      3,292,200
                                                   ------------
                                                      4,698,450
                                                   ------------
PERSONAL SERVICES -- 1.6%
    Matthews International Corp.
      Cl-A...........................    170,000      5,036,250
                                                   ------------
PHARMACEUTICALS -- 0.8%
    Coulter Pharmaceutical, Inc.*....    120,000      2,707,500
                                                   ------------
REAL ESTATE -- 4.6%
    Glenborough Realty Trust, Inc.
      [REIT].........................    250,000      4,375,000
    Innkeepers USA Trust [REIT]......    225,000      2,250,000
    National Health Investors, Inc.
      [REIT].........................     50,000      1,140,625
    Pacific Gulf Properties, Inc.
      [REIT].........................    150,000      3,393,750
    Sun Communities, Inc. [REIT].....    100,000      3,550,000
                                                   ------------
                                                     14,709,375
                                                   ------------
RESTAURANTS -- 4.4%
    Consolidated Products, Inc.*.....    225,000      4,050,000
    RARE Hospitality International,
      Inc.*..........................    170,000      4,335,000
    Ruby Tuesday, Inc. ..............    300,000      5,700,000
                                                   ------------
                                                     14,085,000
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
RETAIL & MERCHANDISING -- 5.3%
    Bon-Ton Stores, Inc.*............    200,000   $  1,287,500
    Casey's General Stores, Inc. ....    250,000      3,750,000
    Fred's, Inc. ....................    130,000      2,031,250
    Goody's Family Clothing*.........    265,000      3,030,937
    Hancock Fabrics, Inc. ...........    200,000        875,000
    Jo-Ann Stores, Inc. Cl-B*........    130,000      1,690,000
    Stein Mart, Inc.*................    450,000      4,218,750
                                                   ------------
                                                     16,883,437
                                                   ------------
TELECOMMUNICATIONS -- 0.7%
    Aliant Communications, Inc. .....     50,000      2,309,375
                                                   ------------
TRANSPORTATION -- 1.7%
    Hub Group, Inc. Cl-A*............    100,000      2,243,750
    Landstar Systems, Inc.*..........     90,300      3,259,266
                                                   ------------
                                                      5,503,016
                                                   ------------
UTILITIES -- 3.5%
    Black Hills Corp. ...............    150,000      3,468,750
    Cleco Corp. .....................    104,300      3,168,113
    United Water Resources, Inc. ....    200,000      4,537,500
                                                   ------------
                                                     11,174,363
                                                   ------------
TOTAL COMMON STOCK (Cost
  $312,158,376)......................               308,517,074
                                                   ------------
PREFERRED STOCK -- 0.3%
    OIL & GAS
    Cross Timbers Oil Co. $1.5625
      Cl-A
    (Cost $1,188,022)................     33,000      1,056,000
                                                   ------------
                                          PAR
                                         (000)
                                         -----
COMMERCIAL PAPER -- 1.2%
    Corporate Asset Funding Corp.++
      5.03%, 07/27/99
    (Cost $3,985,469)................  $   4,000      3,985,469
                                                   ------------
                                        SHARES
                                         -----
SHORT-TERM INVESTMENTS -- 1.9%
    Temporary Investment Cash Fund
    (Cost $6,099,685)................  6,099,685      6,099,685
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $323,431,552)................               319,658,228
OTHER ASSETS LESS
  LIABILITIES -- 0.2%................                   553,782
                                                   ------------
NET ASSETS -- 100.0%.................              $320,212,010
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

** Closed-end fund.

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, this security amounted to 1.2% of net assets.

See Notes to Financial Statements.

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 96.3%
ADVERTISING -- 0.6%
    Young & Rubicam, Inc. .........    146,001   $    6,633,920
                                                 --------------
AIRLINES -- 6.7%
    Delta Air Lines, Inc. .........    351,600       20,260,950
    Southwest Airlines Co. ........    819,198       25,497,538
    UAL Corp.*.....................    382,543       24,865,295
                                                 --------------
                                                     70,623,783
                                                 --------------
AUTOMOBILE MANUFACTURERS -- 5.3%
    Ford Motor Co. ................    343,878       19,407,615
    General Motors Corp. ..........    559,359       36,917,694
                                                 --------------
                                                     56,325,309
                                                 --------------
AUTOMOTIVE PARTS -- 0.9%
    Delphi Automotive Systems
      Corp. .......................    527,704        9,795,505
                                                 --------------
BEVERAGES -- 4.2%
    Anheuser-Busch Companies,
      Inc. ........................    462,577       32,814,056
    Coca-Cola Enterprises, Inc. ...    397,271       12,216,083
                                                 --------------
                                                     45,030,139
                                                 --------------
BROADCASTING -- 1.1%
    Clear Channel Communications,
      Inc.*........................     45,389        3,129,004
    United International Holdings,
      Inc. Cl-A*...................    128,863        8,714,360
                                                 --------------
                                                     11,843,364
                                                 --------------
CHEMICALS -- 1.2%
    Monsanto Co. ..................    314,231       12,392,485
                                                 --------------
COMPUTER HARDWARE -- 7.9%
    EMC Corp.*.....................    944,190       51,930,450
    International Business Machines
      Corp. .......................    247,329       31,967,273
                                                 --------------
                                                     83,897,723
                                                 --------------
COMPUTER SERVICES & SOFTWARE -- 3.2%
    Cisco Systems, Inc.*...........    361,360       23,307,720
    Sun Microsystems, Inc.*........    156,747       10,795,950
                                                 --------------
                                                     34,103,670
                                                 --------------
CONSTRUCTION -- 0.3%
    M.D.C. Holdings, Inc. .........    165,770        3,564,055
                                                 --------------
CONSUMER PRODUCTS & SERVICES -- 0.5%
    Estee Lauder Companies, Inc.
      Cl-A.........................    107,645        5,395,706
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    General Electric Co. ..........    287,710       32,511,230
                                                 --------------
ENTERTAINMENT & LEISURE -- 5.0%
    Time Warner, Inc. .............    723,124       53,149,614
                                                 --------------
EQUIPMENT SERVICES -- 2.4%
    Hertz Corp. Cl-A...............    412,955       25,603,210
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
FINANCIAL-BANK & TRUST -- 3.5%
    Chase Manhattan Corp. .........    272,214   $   23,580,538
    Northern Trust Corp. ..........    137,336       13,321,592
                                                 --------------
                                                     36,902,130
                                                 --------------
FINANCIAL SERVICES -- 12.8%
    Associates First Capital Corp.
      Cl-A.........................    496,326       21,993,446
    Citigroup, Inc. ...............  1,284,049       60,992,327
    Fannie Mae.....................    552,477       37,775,615
    Freddie Mac....................    252,371       14,637,518
                                                 --------------
                                                    135,398,906
                                                 --------------
FOOD -- 1.1%
    Starbucks Corp.*...............    300,146       11,274,234
                                                 --------------
HOTELS & MOTELS -- 1.6%
    Four Seasons Hotels, Inc. .....    375,038       16,525,112
                                                 --------------
OIL & GAS -- 3.8%
    Halliburton Co. ...............    178,354        8,070,519
    Royal Dutch Petroleum Co. .....    309,729       18,661,172
    Schlumberger Ltd. .............    214,012       13,629,889
                                                 --------------
                                                     40,361,580
                                                 --------------
PHARMACEUTICALS -- 3.8%
    American Home Products
      Corp. .......................    318,716       18,326,170
    Pfizer, Inc. ..................    204,535       22,447,716
                                                 --------------
                                                     40,773,886
                                                 --------------
PRINTING & PUBLISHING -- 0.9%
    Houghton Mifflin Co. ..........    209,551        9,861,994
                                                 --------------
RESTAURANTS -- 2.5%
    McDonald's Corp. ..............    642,844       26,557,493
                                                 --------------
RETAIL & MERCHANDISING -- 5.9%
    Best Buy Co., Inc.*............    165,386       11,163,555
    CVS Corp. .....................     92,673        4,737,907
    Home Depot, Inc. ..............    485,998       31,316,496
    Tiffany & Co. .................     44,640        4,307,760
    Wal-Mart Stores, Inc. .........    225,601       10,885,248
                                                 --------------
                                                     62,410,966
                                                 --------------
SEMICONDUCTORS -- 2.2%
    Motorola, Inc. ................    150,707       14,279,488
    Uniphase Corp.*................     57,628        9,566,248
                                                 --------------
                                                     23,845,736
                                                 --------------
TELECOMMUNICATIONS -- 15.9%
    Comcast Corp. Cl-A.............    238,600        9,171,188
    Ericsson, (L.M.) Telephone Co.
      [ADR]........................    158,034        5,205,245
    Lucent Technologies, Inc. .....    378,434       25,520,643
    MediaOne Group, Inc.*..........    556,268       41,372,433
    QUALCOMM, Inc.*................    549,052       78,788,962
    Sprint Corp. (PCS Group)*......    141,924        8,107,409
                                                 --------------
                                                    168,165,880
                                                 --------------
TOTAL COMMON STOCK
  (Cost $842,816,190)..............               1,022,947,630
                                                 --------------

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        PAR
                                       (000)         VALUE
                                       -----         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.2%
    Federal Home Loan Bank   4.49%,
      07/01/99
    (Cost $44,900,000).............  $  44,900   $   44,900,000
                                                 --------------

                                      SHARES         VALUE
                                     ---------   --------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash
      Fund.........................     34,386   $       34,386
    Temporary Investment Fund......     34,385           34,385
                                                 --------------
    (Cost $68,771).................                      68,771
                                                 --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $887,784,961)..............               1,067,916,401
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7%).................                  (7,144,677)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,060,771,724
                                                 ==============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST COHEN & STEERS REALTY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 99.1%
APARTMENT/RESIDENTIAL -- 15.3%
    Apartment Investment & Management
      Co. Cl-A [REIT].................     81,000   $ 3,462,750
    Avalonbay Communities, Inc.
      [REIT]..........................     96,400     3,566,800
    Equity Residential Properties
      Trust [REIT]....................      7,400       333,462
    Essex Property Trust, Inc.
      [REIT]..........................     35,000     1,238,125
    Smith, (Charles E.) Residential
      Realty, Inc. ...................     39,700     1,347,319
                                                    -----------
                                                      9,948,456
                                                    -----------
COMMUNITY CENTER -- 3.6%
    Kimco Realty Corp. [REIT].........     60,000     2,347,500
                                                    -----------
DIVERSIFIED -- 12.5%
    Brookfield Properties Corp........    147,600     1,909,760
    Catellus Development Corp.*.......     55,300       857,150
    LNR Property Corp. ...............     53,200     1,137,150
    Reckson Services Industries,
      Inc.*...........................     51,200       774,400
    Vornado Realty Trust [REIT].......     99,000     3,495,937
                                                    -----------
                                                      8,174,397
                                                    -----------
HEALTH CARE -- 4.8%
    American Retirement Corp.*........     15,100       188,750
    Health Care Property Investors,
      Inc. [REIT].....................     48,900     1,411,987
    Nationwide Health Properties,
      Inc.............................     81,400     1,551,687
                                                    -----------
                                                      3,152,424
                                                    -----------
HEALTHCARE SERVICES -- 2.8%
    HCR Manor Care, Inc.*.............     75,500     1,826,156
                                                    -----------
HOTELS & MOTELS -- 7.3%
    Marriott International, Inc.
      Cl-A............................     24,400       911,950
    Starwood Hotels & Resorts
      Worldwide, Inc. [REIT]..........    125,900     3,847,819
                                                    -----------
                                                      4,759,769
                                                    -----------
INDUSTRIAL -- 10.3%
    AMB Property Corp. [REIT].........    164,700     3,870,450
    First Industrial Realty Trust,
      Inc. [REIT].....................     29,400       806,662
    Prologis Trust [REIT].............     99,600     2,016,900
                                                    -----------
                                                      6,694,012
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
OFFICE -- 22.5%
    Arden Realty, Inc. [REIT].........    116,400   $ 2,866,350
    Cousins Properties, Inc. [REIT]...     38,000     1,284,875
    Equity Office Properties Trust
      [REIT]..........................    122,300     3,133,938
    Highwoods Properties, Inc.
      [REIT]..........................     86,400     2,370,600
    Mack-Cali Realty Corp. [REIT].....    124,300     3,845,531
    SL Green Realty Corp. [REIT]......     57,200     1,169,025
                                                    -----------
                                                     14,670,319
                                                    -----------
OFFICE/INDUSTRIAL -- 9.6%
    PS Business Parks, Inc. [REIT]....     55,100     1,343,063
    Reckson Associates Realty Corp.
      [REIT]..........................     67,100     1,576,850
    Spieker Properties, Inc. [REIT]...     85,900     3,339,363
                                                    -----------
                                                      6,259,276
                                                    -----------
REGIONAL MALL -- 7.8%
    General Growth Properties, Inc.
      [REIT]..........................     54,200     1,924,100
    JP Realty, Inc. [REIT]............      2,800        57,575
    Macerich Co. [REIT]...............     51,400     1,349,250
    Rouse Co. ........................     21,700       550,638
    Simon Property Group, Inc.
      [REIT]..........................     46,400     1,177,400
                                                    -----------
                                                      5,058,963
                                                    -----------
SELF STORAGE -- 2.6%
    Public Storage, Inc. [REIT].......     59,800     1,674,400
                                                    -----------
TOTAL COMMON STOCK
  (Cost $65,893,802)..................               64,565,672
                                                    -----------
SHORT-TERM INVESTMENTS -- 0.5%
    Temporary Investment Cash Fund....    158,376       158,376
    Temporary Investment Fund.........    158,375       158,375
                                                    -----------
    (Cost $316,751)...................                  316,751
                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $66,210,553)..................               64,882,423
OTHER ASSETS LESS
  LIABILITIES -- 0.4%.................                  280,930
                                                    -----------
NET ASSETS -- 100.0%..................              $65,163,353
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST LORD ABBETT SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 87.1%
AEROSPACE -- 2.4%
    AAR Corp. ........................     50,000   $ 1,134,375
    DONCASTERS PLC [ADR]*.............     33,000       577,500
                                                    -----------
                                                      1,711,875
                                                    -----------
AIRLINES -- 0.5%
    Midwest Express Holdings, Inc.*...     10,000       340,000
                                                    -----------
AUTOMOBILE MANUFACTURERS -- 3.5%
    Oshkosh Truck Corp. ..............     50,000     2,515,625
                                                    -----------
AUTOMOTIVE PARTS -- 0.7%
    American Axle & Manufacturing
      Holdings, Inc.*.................     35,000       490,000
                                                    -----------
BUILDING MATERIALS -- 4.0%
    Hughes Supply, Inc. ..............     49,000     1,454,687
    Simpson Manufacturing Co.,
      Inc.*...........................     29,700     1,410,750
                                                    -----------
                                                      2,865,437
                                                    -----------
BUSINESS SERVICES -- 1.2%
    Baker, (Michael) Corp.*...........     37,200       281,325
    Right Management Consultants,
      Inc.*...........................     35,000       542,500
                                                    -----------
                                                        823,825
                                                    -----------
CLOTHING & APPAREL -- 7.1%
    Garan, Inc. ......................     29,000       931,625
    Gerber Childrenswear, Inc.*.......     55,000       364,375
    Gildan Activewear, Inc. Cl-A*.....     35,000       590,625
    North Face, Inc.*.................     80,000       792,500
    Phillips-Van Heusen Corp. ........     80,000       790,000
    Stride Rite Corp. ................    149,100     1,537,594
                                                    -----------
                                                      5,006,719
                                                    -----------
COMPUTER HARDWARE -- 0.4%
    Innovex, Inc. ....................     20,000       280,000
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 5.0%
    Analysts International Corp. .....     78,200     1,124,125
    Evans & Sutherland Computer
      Corp.*..........................     33,000       431,062
    Inprise Corp.*....................     11,000        53,625
    Mentor Graphics Corp.*............     50,000       640,625
    Metro Information Services,
      Inc.*...........................     14,100       234,412
    Security Dynamics Technologies,
      Inc.*...........................     28,900       614,125
    SOFTWORKS, Inc.*..................     40,000       440,000
                                                    -----------
                                                      3,537,974
                                                    -----------
CONGLOMERATES -- 1.1%
    Ruddick Corp. ....................     40,000       800,000
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    LSI Industries, Inc. .............      7,300       176,112
                                                    -----------
CONTAINERS & PACKAGING -- 2.9%
    BWAY Corp.*.......................     34,000       484,500
    Ivex Packaging Corp.*.............     70,000     1,540,000
                                                    -----------
                                                      2,024,500
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 17.8%
    Anadigics, Inc.*..................     30,000   $ 1,110,000
    Electronics for Imaging, Inc.*....     24,600     1,263,825
    General Cable Corp. ..............     67,000     1,072,000
    GenRad, Inc.*.....................     80,000     1,665,000
    Methode Electronics, Inc. Cl-A....     90,000     2,058,750
    Moog, Inc. Cl-A*..................     45,000     1,546,875
    Paxar Corp.*......................     42,400       381,600
    Rogers Corp.*.....................     70,000     2,065,000
    Sensormatic Electronics Corp.*....     40,000       557,500
    Zebra Technologies Corp.*.........     24,000       922,500
                                                    -----------
                                                     12,643,050
                                                    -----------
ENVIRONMENTAL SERVICES -- 1.6%
    Newpark Resources, Inc.*..........    130,000     1,153,750
                                                    -----------
EQUIPMENT SERVICES -- 0.8%
    CLARCOR, Inc. ....................     28,000       537,250
                                                    -----------
FINANCIAL-BANK & TRUST -- 2.3%
    Community First Bankshares,
      Inc. ...........................     26,000       620,750
    Doral Financial Corp. ............     47,600       821,100
    Sterling Bancshares, Inc. ........     15,000       200,625
                                                    -----------
                                                      1,642,475
                                                    -----------
FINANCIAL SERVICES -- 1.6%
    Financial Federal Corp.*..........     52,000     1,144,000
                                                    -----------
FOOD -- 4.0%
    Dreyer's Grand Ice Cream, Inc. ...     97,000     1,467,125
    Michael Foods, Inc. ..............     24,000       564,000
    Midwest Grain Products, Inc.*.....     25,000       278,125
    Sanderson Farms, Inc. ............     38,000       541,500
                                                    -----------
                                                      2,850,750
                                                    -----------
HEALTHCARE SERVICES -- 1.1%
    Sierra Health Services, Inc.*.....     55,000       794,062
                                                    -----------
INSURANCE -- 0.6%
    Chartwell Re Corp. ...............     11,000       204,875
    Philadelphia Consolidated Holding
      Corp.*..........................      9,000       220,500
                                                    -----------
                                                        425,375
                                                    -----------
MACHINERY & EQUIPMENT -- 5.8%
    BEI Technologies, Inc. ...........     45,000       450,000
    CMI Corp. Cl-A....................     30,500       278,313
    CUNO, Inc.*.......................     20,000       382,500
    Gardner Denver, Inc.*.............     17,000       274,125
    Kollmorgen Corp. .................     60,000       900,000
    Milacron, Inc. ...................     16,000       296,000
    National-Oilwell, Inc.*...........     58,000       735,875
    SPS Technologies, Inc.*...........     22,000       825,000
                                                    -----------
                                                      4,141,813
                                                    -----------

AST LORD ABBETT SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
MEDICAL SUPPLIES & EQUIPMENT -- 6.9%
    Arrow International, Inc. ........     45,000   $ 1,164,375
    Gliatech, Inc.*...................     30,000       765,000
    Haemonetics Corp.*................     10,000       200,625
    ICU Medical, Inc.*................     50,000       884,375
    Invacare Corp. ...................     45,000     1,203,750
    Mentor Corp. .....................     37,000       689,125
                                                    -----------
                                                      4,907,250
                                                    -----------
METALS & MINING -- 2.1%
    IMCO Recycling, Inc. .............     75,000     1,284,375
    NS Group, Inc.*...................     14,800       136,900
    Shaw Group, Inc.*.................      5,600        88,900
                                                    -----------
                                                      1,510,175
                                                    -----------
OIL & GAS -- 3.2%
    Basin Exploration, Inc.*..........     40,000       802,500
    Marine Drilling Co., Inc.*........     17,600       240,900
    Meridian Resource Corp.*..........    179,700       696,338
    Oceaneering International,
      Inc.*...........................     35,000       564,375
                                                    -----------
                                                      2,304,113
                                                    -----------
PHARMACEUTICALS -- 0.1%
    Gene Logic, Inc.*.................     15,000        54,375
                                                    -----------
PRINTING & PUBLISHING -- 0.7%
    Scholastic Corp.*.................      9,300       470,813
                                                    -----------
RAILROADS -- 0.1%
    ABC-NACO, Inc.*...................      4,700        96,350
                                                    -----------
RESTAURANTS -- 1.0%
    BUCA, Inc.*.......................      2,900        47,850
    CBRL Group, Inc. .................     40,000       692,500
                                                    -----------
                                                        740,350
                                                    -----------
RETAIL & MERCHANDISING -- 2.7%
    Coldwater Creek, Inc.*............     27,500       536,250
    Elder-Beerman Stores Corp.*.......     49,800       364,163
    Good Guys, Inc.*..................     36,000       270,000
    Party City Corp.++++*.............     30,400        58,064
    United Retail Group, Inc.*........     45,000       680,625
                                                    -----------
                                                      1,909,102
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
TELECOMMUNICATIONS -- 3.5%
    Anicom, Inc.*.....................     72,800   $   764,400
    Commscope, Inc.*..................     56,600     1,740,450
                                                    -----------
                                                      2,504,850
                                                    -----------
TRANSPORTATION -- 2.1%
    Airnet Systems, Inc.*.............     46,900       633,150
    Offshore Logistics, Inc.*.........      1,900        21,138
    Smithway Motor Express Corp.
      Cl-A*...........................     50,000       500,000
    Varlen Corp. .....................      8,000       324,000
                                                    -----------
                                                      1,478,288
                                                    -----------
TOTAL COMMON STOCK
  (Cost $56,441,748)..................               61,880,258
                                                    -----------
SHORT-TERM INVESTMENTS -- 10.1%
    Temporary Investment Cash Fund....  3,574,831     3,574,831
    Temporary Investment Fund.........  3,574,831     3,574,831
                                                    -----------
    (Cost $7,149,662).................                7,149,662
                                                    -----------
TOTAL INVESTMENTS -- 97.1%
  (Cost $63,591,410)..................               69,029,920
OTHER ASSETS LESS
  LIABILITIES -- 2.9%.................                2,025,326
                                                    -----------
NET ASSETS -- 100.0%..................              $71,055,246
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

++++ Illiquid security. At the end of the period, this security amounted to less than 0.1% of net assets.

See Notes to Financial Statements.

AST BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 87.3%
ADVERTISING -- 0.1%
    Interpublic Group of Companies,
      Inc. .........................       4,800   $    415,800
    Omnicom Group, Inc. ............       3,900        312,000
                                                   ------------
                                                        727,800
                                                   ------------
AEROSPACE -- 0.7%
    AlliedSignal, Inc. .............       7,700        485,100
    Boeing Co. .....................       4,900        216,519
    General Dynamics Corp. .........         100          6,850
    Gulfstream Aerospace Corp.*.....      10,700        722,919
    Raytheon Co. Cl-B...............       7,600        534,850
    United Technologies Corp. ......      22,900      1,641,644
                                                   ------------
                                                      3,607,882
                                                   ------------
AIRLINES -- 0.3%
    AMR Corp.*......................      10,300        702,975
    Delta Air Lines, Inc. ..........      11,600        668,450
    Southwest Airlines Co. .........       7,300        227,212
                                                   ------------
                                                      1,598,637
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co. .................      49,300      2,782,369
    General Motors Corp. ...........      33,200      2,191,200
                                                   ------------
                                                      4,973,569
                                                   ------------
AUTOMOTIVE PARTS -- 0.3%
    AutoZone, Inc.*.................      10,700        322,337
    Dana Corp. .....................       2,200        101,337
    Delphi Automotive Systems
      Corp. ........................      23,205        430,743
    Eaton Corp. ....................       1,100        101,200
    Goodyear Tire & Rubber Co. .....      11,800        693,987
                                                   ------------
                                                      1,649,604
                                                   ------------
BEVERAGES -- 1.5%
    Anheuser-Busch Companies,
      Inc. .........................      15,900      1,127,906
    Brown-Forman Corp. Cl-B.........         300         19,556
    Coca-Cola Co. ..................      72,800      4,550,000
    Coca-Cola Enterprises, Inc. ....       5,800        178,350
    PepsiCo, Inc. ..................      39,200      1,516,550
                                                   ------------
                                                      7,392,362
                                                   ------------
BROADCASTING -- 0.5%
    CBS Corp.*......................         200          8,687
    Clear Channel Communications,
      Inc.*.........................      18,000      1,240,875
    King World Productions, Inc.*...      35,400      1,232,362
                                                   ------------
                                                      2,481,924
                                                   ------------
BUILDING MATERIALS -- 0.1%
    Armstrong World Industries,
      Inc. .........................       1,500         86,719
    Masco Corp. ....................       7,200        207,900
    Vulcan Materials Co. ...........       4,400        212,300
                                                   ------------
                                                        506,919
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
BUSINESS SERVICES -- 0.0%
    Avery Dennison Corp. ...........       1,900   $    114,712
    Ecolab, Inc. ...................         800         34,900
    Harris Corp. ...................         500         19,594
                                                   ------------
                                                        169,206
                                                   ------------
CAPITAL GOODS -- 0.1%
    Briggs & Stratton Corp. ........      12,500        721,875
                                                   ------------
CHEMICALS -- 1.2%
    Air Products & Chemicals,
      Inc. .........................       4,300        173,075
    Dow Chemical Co. ...............      12,800      1,624,000
    DuPont, (E.I.) de Nemours &
      Co. ..........................      34,100      2,329,456
    Eastman Chemical Co. ...........       2,400        124,200
    FMC Corp.*......................       5,600        382,550
    Grace, (W.R.) & Co.*............       2,800         51,450
    Monsanto Co. ...................       8,400        331,275
    Nalco Chemical Co. .............      13,300        689,937
    PPG Industries, Inc. ...........       2,500        147,656
    Rohm & Haas Co. ................       2,900        124,337
    Union Carbide Corp. ............       2,100        102,375
                                                   ------------
                                                      6,080,311
                                                   ------------
CLOTHING & APPAREL -- 0.6%
    Fruit of the Loom, Inc. Cl-A*...      16,700        162,825
    Limited, Inc. ..................       5,081        230,550
    Nike, Inc. Cl-B.................       9,600        607,800
    Reebok International, Ltd.*.....       8,800        163,900
    Springs Industries, Inc. Cl-A...       8,300        362,087
    St. John Knits, Inc. ...........      54,750      1,601,437
    V.F. Corp. .....................       1,200         51,300
                                                   ------------
                                                      3,179,899
                                                   ------------
COMPUTER HARDWARE -- 4.4%
    Apple Computer, Inc.*...........      11,200        518,700
    Compaq Computer Corp. ..........      57,800      1,369,137
    Dell Computer Corp.*............     101,400      3,751,800
    EMC Corp.*......................      37,600      2,068,000
    Gateway, Inc.*..................       8,100        477,900
    Hewlett-Packard Co. ............      36,000      3,618,000
    International Business Machines
      Corp. ........................      74,600      9,642,050
    Seagate Technology, Inc.*.......      21,100        540,687
                                                   ------------
                                                     21,986,274
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 8.7%
    3Com Corp.*.....................      17,500        467,031
    Adobe Systems, Inc. ............      11,400        936,581
    America Online, Inc.*...........      45,480      5,025,540
    Automatic Data Processing,
      Inc. .........................      19,200        844,800
    BMC Software, Inc.*.............       2,200        118,800
    Cabletron Systems, Inc.*........      16,800        218,400
    Ceridian Corp.*.................      11,800        385,712
    Cisco Systems, Inc.*............     123,400      7,959,300
    Computer Sciences Corp.*........       7,600        525,825
    Compuware Corp.*................      22,500        715,781
    Data General Corp.*.............       6,000         87,375
    Electronic Data Systems
      Corp. ........................      18,700      1,057,719
    First Data Corp. ...............      10,600        518,737
    Microsoft Corp.*................     195,000     17,586,562

AST BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Network Appliance, Inc.*........       5,000   $    279,375
    Novell, Inc.*...................      22,500        596,250
    Oracle Corp.*...................      54,600      2,027,025
    Paychex, Inc. ..................      35,650      1,136,344
    Silicon Graphics, Inc.*.........      24,400        399,550
    Sun Microsystems, Inc.*.........      32,400      2,231,550
    Unisys Corp.*...................      17,800        693,087
                                                   ------------
                                                     43,811,344
                                                   ------------
CONGLOMERATES -- 2.2%
    Corning, Inc. ..................       6,100        427,762
    ITT Industries, Inc. ...........       3,900        148,687
    Johnson Controls, Inc. .........         800         55,450
    Minnesota Mining & Manufacturing
      Co. ..........................      16,100      1,399,694
    Philip Morris Companies,
      Inc. .........................     112,600      4,525,112
    Seagram Co. Ltd. ...............      18,600        936,975
    Tenneco, Inc. ..................       6,400        152,800
    Textron, Inc. ..................      10,600        872,512
    Tyco International Ltd. ........      29,605      2,805,074
                                                   ------------
                                                     11,324,066
                                                   ------------
CONSTRUCTION -- 0.3%
    Centex Corp. ...................      23,400        878,962
    Pulte Corp. ....................      19,000        438,187
                                                   ------------
                                                      1,317,149
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 2.5%
    Avon Products, Inc. ............       4,700        260,850
    Bausch & Lomb, Inc. ............         600         45,900
    Clorox Co. .....................       3,100        331,119
    Colgate-Palmolive Co. ..........      10,600      1,046,750
    Eastman Kodak Co. ..............      17,600      1,192,400
    Gillette Co. ...................      38,400      1,574,400
    Hasbro, Inc. ...................       1,950         54,478
    International Flavors &
      Fragrances, Inc. .............      19,000        843,125
    Jostens, Inc. ..................       1,300         27,381
    Maytag Corp. ...................       8,900        620,219
    Procter & Gamble Co. ...........      50,200      4,480,350
    UST, Inc. ......................      35,200      1,029,600
    Whirlpool Corp. ................      15,100      1,117,400
                                                   ------------
                                                     12,623,972
                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
    Crown Cork & Seal Co., Inc. ....       1,700         48,450
    Sealed Air Corp.*...............       1,600        103,800
                                                   ------------
                                                        152,250
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
    Applied Materials, Inc.*........      31,100      2,297,512
    EG&G, Inc. .....................       9,600        342,000
    Emerson Electric Co. ...........      11,200        704,200
    General Electric Co. ...........     122,600     13,853,800
    Honeywell, Inc. ................       8,200        950,175
    KLA-Tencor Corp.*...............         300         19,462
    Parker-Hannifin Corp. ..........       1,400         64,050
    Rockwell International Corp. ...       3,800        230,850
    Solectron Corp.*................      14,000        933,625

                                        SHARES        VALUE
                                        ------        -----
    Tandy Corp. ....................       1,800   $     87,975
    Texas Instruments, Inc. ........      13,200      1,914,000
                                                   ------------
                                                     21,397,649
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.6%
    Carnival Corp. .................      22,500      1,091,250
    Disney, (Walt) Co. .............      60,200      1,854,912
    Harrah's Entertainment, Inc.*...       8,700        191,400
    Mattel, Inc. ...................       9,500        251,156
    Mirage Resorts, Inc.*...........      18,300        306,525
    Time Warner, Inc. ..............      44,500      3,270,750
    Viacom, Inc. Cl-B*..............      29,200      1,284,800
                                                   ------------
                                                      8,250,793
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.1%
    Browning-Ferris Industries,
      Inc. .........................      97,900      4,209,700
    Waste Management, Inc. .........      20,400      1,096,500
                                                   ------------
                                                      5,306,200
                                                   ------------
EQUIPMENT SERVICES -- 0.4%
    VWR Scientific Products,
      Corp.*........................      52,000      1,907,750
                                                   ------------
FARMING & AGRICULTURE -- 0.1%
    Delta and Pine Land Co. ........      10,300        324,450
    Pioneer Hi-Bred International,
      Inc. .........................       9,000        350,437
                                                   ------------
                                                        674,887
                                                   ------------
FINANCIAL-BANK & TRUST -- 5.9%
    AmSouth Bancorporation..........         300          6,956
    Bank of New York Co., Inc. .....      27,900      1,023,581
    Bank One Corp. .................      44,300      2,638,619
    BankAmerica Corp. ..............      71,500      5,241,844
    BankBoston Corp. ...............      23,800      1,216,775
    BB&T Corp. .....................      10,708        392,850
    Chase Manhattan Corp. ..........      30,800      2,668,050
    Comerica, Inc. .................       3,400        202,087
    Countrywide Credit Industries,
      Inc. .........................       1,200         51,300
    Fifth Third Bancorp.............       9,600        639,000
    First American Corp. ...........       3,300        137,156
    First Union Corp. ..............      50,800      2,387,600
    Firstar Corp. ..................         200          5,600
    Fleet Financial Group, Inc. ....       1,800         79,875
    Golden West Financial Corp. ....       1,700        166,600
    Huntington Bancshares, Inc. ....       4,500        157,500
    Keycorp.........................       6,700        215,237
    MBNA Corp. .....................      24,000        735,000
    Mellon Bank Corp. ..............      18,700        680,212
    Mercantile Bancorporation,
      Inc. .........................      15,900        908,287
    Morgan, (J.P.) & Co., Inc. .....      12,300      1,728,150
    National City Corp. ............      12,500        818,750
    Northern Trust Corp. ...........       2,400        232,800
    PNC Bank Corp. NA...............       9,900        570,487
    Prime Bancorp, Inc. ............         200          5,525
    Regions Financial Corp. ........       4,200        161,437
    Republic New York Corp. ........       4,000        272,750
    SouthTrust Corp. ...............       6,000        230,250
    State Street Boston Corp. ......       3,900        332,962
    Summit Bancorp..................       5,800        242,512
    SunTrust Banks, Inc. ...........      10,600        736,037
    Synovus Financial Corp. ........       1,400         27,825

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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    U.S. Bancorp....................       5,200   $    176,800
    Union Planters Corp. ...........      19,800        884,812
    Wachovia Corp. .................       7,900        675,944
    Wells Fargo & Co. ..............      59,200      2,530,800
    Western Bancorp.................      15,900        691,650
                                                   ------------
                                                     29,873,620
                                                   ------------
FINANCIAL SERVICES -- 5.3%
    American Express Co. ...........      20,700      2,693,587
    Associates First Capital Corp.
      Cl-A..........................      23,600      1,045,775
    Bear Stearns Companies, Inc. ...      23,000      1,075,250
    Block, (H&R), Inc. .............       1,500         75,000
    Capital One Financial Corp. ....       3,700        206,044
    Citigroup, Inc. ................     146,400      6,954,000
    Deluxe Corp. ...................      24,200        942,287
    Fannie Mae......................      38,700      2,646,112
    Franklin Resources, Inc. .......         800         32,500
    Freddie Mac.....................      23,800      1,380,400
    Household International,
      Inc. .........................      14,300        677,462
    Lehman Brothers Holdings,
      Inc. .........................      21,400      1,332,150
    Merrill Lynch & Co., Inc. ......      11,500        919,281
    Morgan Stanley, Dean Witter &
      Co. ..........................      26,300      2,695,750
    Paine Webber Group, Inc. .......      21,600      1,009,800
    Providian Financial Corp. ......       5,500        514,250
    Schwab, (Charles) Corp. ........      15,400      1,692,075
    SLM Holding Corp. ..............       3,800        174,087
    Washington Mutual, Inc. ........      18,500        654,437
                                                   ------------
                                                     26,720,247
                                                   ------------
FOOD -- 1.6%
    Albertson's, Inc. ..............       9,450        487,266
    Archer Daniels Midland Co. .....       4,900         75,644
    Bestfoods, Inc. ................       5,400        267,300
    ConAgra, Inc. ..................      11,000        292,875
    General Mills, Inc. ............       3,800        305,425
    Great Atlantic & Pacific Tea
      Co., Inc. ....................      12,100        409,131
    Heinz, (H.J.) Co. ..............       8,700        436,087
    Kroger Co.*.....................      39,600      1,106,325
    Nabisco Group Holdings..........      11,000        215,187
    Quaker Oats Co. ................       2,700        179,212
    Ralston Purina Group............       4,300        130,881
    Richfood Holdings, Inc. ........      41,700        734,963
    Safeway, Inc.*..................      22,500      1,113,750
    Sara Lee Corp. .................      16,600        376,612
    Supervalu, Inc. ................      17,100        439,256
    Sysco Corp. ....................       6,800        202,725
    Unilever NV NY Reg. ............      19,100      1,332,225
    Winn-Dixie Stores, Inc. ........         600         22,162
    Wrigley, (Wm., Jr.) Co. ........       1,400        126,000
                                                   ------------
                                                      8,253,026
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
FURNITURE -- 0.2%
    Newell Rubbermaid, Inc. ........      17,300   $    804,450
                                                   ------------
HEALTHCARE SERVICES -- 0.5%
    Amgen, Inc.*....................      22,100      1,345,338
    Healthsouth Corp.*..............       7,200        107,550
    Humana, Inc.*...................       6,800         87,975
    IMS Health, Inc. ...............       7,700        240,625
    McKesson HBOC, Inc. ............      10,400        334,100
    United HealthCare Corp. ........       3,700        231,713
    Wellpoint Health Networks,
      Inc.*.........................       5,000        424,375
                                                   ------------
                                                      2,771,676
                                                   ------------
HOTELS & MOTELS -- 0.0%
    Marriott International, Inc.
      Cl-A..........................       6,300        235,463
                                                   ------------
INSURANCE -- 2.2%
    AFLAC, Inc. ....................      10,200        488,325
    Allstate Corp. .................      15,800        566,825
    American General Corp. .........       9,100        685,913
    American International Group,
      Inc. .........................      50,000      5,853,125
    Aon Corp. ......................       5,500        226,875
    CIGNA Corp. ....................       5,800        516,200
    Cincinnati Financial Corp. .....       5,500        206,594
    Conseco, Inc. ..................         700         21,306
    Executive Risk, Inc. ...........       4,400        374,275
    Jefferson-Pilot Corp. ..........       1,700        112,519
    Lincoln National Corp. .........       4,000        209,250
    Marsh & McLennan Companies,
      Inc. .........................       7,500        566,250
    Progressive Corp. ..............       1,000        145,000
    Provident Companies, Inc. ......       1,800         72,000
    St. Paul Companies, Inc. .......       7,800        248,138
    The Hartford Financial Services
      Group, Inc. ..................       5,600        326,550
    Torchmark Corp. ................         800         27,300
    Transamerica Corp. .............       2,400        180,000
    UNUM Corp. .....................       1,300         71,175
                                                   ------------
                                                     10,897,620
                                                   ------------
MACHINERY & EQUIPMENT -- 1.3%
    Baker Hughes, Inc. .............       1,100         36,850
    Case Corp. .....................      41,000      1,973,125
    Caterpillar, Inc. ..............      20,100      1,206,000
    Danaher Corp. ..................       1,300         75,563
    Dover Corp. ....................       5,300        185,500
    Grainger, (W.W.), Inc. .........       1,200         64,575
    Illinois Tool Works, Inc. ......       7,200        590,400
    Ingersoll-Rand Co. .............       2,800        180,950
    Stanley Works, Inc. ............         800         25,750
    The Timken Co. .................       2,300         44,850
    Wyman Gordon Co.*...............     105,500      2,037,469
                                                   ------------
                                                      6,421,032
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    Abbott Laboratories.............      53,000      2,411,500
    Bard, (C.R.), Inc. .............         400         19,125
    Baxter International, Inc. .....       8,500        515,313
    Becton Dickinson & Co. .........       2,800         84,000
    Boston Scientific Corp.*........      34,000      1,493,875

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AST BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Guidant Corp. ..................       8,500   $    437,219
    Johnson & Johnson Co. ..........      50,800      4,978,400
    Medtronic, Inc. ................      20,100      1,565,288
    St. Jude Medical, Inc.*.........       6,700        238,688
                                                   ------------
                                                     11,743,408
                                                   ------------
METALS & MINING -- 0.6%
    Alcan Aluminium Ltd. ...........       3,400        108,588
    Alcoa, Inc. ....................      22,400      1,386,000
    Allegheny Teledyne, Inc. .......       1,700         38,463
    Barrick Gold Corp. .............       8,000        155,000
    Bethlehem Steel Corp.*..........      90,400        694,950
    Homestake Mining Co. ...........       2,000         16,375
    Nucor Corp. ....................         900         42,694
    Phelps Dodge Corp. .............       2,200        136,263
    Worthington Industries, Inc. ...      19,600        322,175
                                                   ------------
                                                      2,900,508
                                                   ------------
OFFICE EQUIPMENT -- 0.6%
    Office Depot, Inc.*.............      20,000        441,250
    Pitney Bowes, Inc. .............       7,900        507,575
    Staples, Inc.*..................      17,400        538,313
    Xerox Corp. ....................      22,100      1,305,281
                                                   ------------
                                                      2,792,419
                                                   ------------
OIL & GAS -- 4.7%
    Ashland, Inc. ..................      10,200        409,275
    Atlantic Richfield Co. .........       5,800        484,663
    Burlington Resources, Inc. .....       1,800         77,850
    Chevron Corp. ..................      33,300      3,169,744
    Coastal Corp. ..................      19,500        780,000
    Columbia Gas System, Inc. ......         900         56,419
    Consolidated Natural Gas Co. ...         500         30,375
    Eastern Enterprises.............         800         31,800
    Exxon Corp. ....................      97,900      7,550,538
    Halliburton Co. ................      11,700        529,425
    Kerr-McGee Corp. ...............      10,000        501,875
    Mobil Corp. ....................      28,500      2,821,500
    Nicor, Inc. ....................       6,700        255,019
    Occidental Petroleum Corp. .....       6,500        137,313
    Phillips Petroleum Co. .........       9,500        477,969
    Royal Dutch Petroleum Co. ......      77,600      4,675,400
    Sempra Energy...................       9,100        205,888
    Sonat, Inc. ....................       4,100        135,813
    Texaco, Inc. ...................      14,900        931,250
    Unocal Corp. ...................       4,600        182,275
    USX-Marathon Group, Inc. .......       7,800        253,988
                                                   ------------
                                                     23,698,379
                                                   ------------
PAPER & FOREST PRODUCTS -- 1.3%
    American Greetings Corp. Cl-A...      30,000        903,750
    Fort James Corp. ...............         800         30,300
    Georgia Pacific Group...........       1,100         52,113
    International Paper Co. ........       7,800        393,900
    Kimberly-Clark Corp. ...........      17,800      1,014,600
    Potlatch Corp. .................      17,400        764,513
    Temple-Inland, Inc. ............       8,000        546,000
    Unisource Worldwide, Inc. ......     132,700      1,600,694
    Westvaco Corp. .................       3,800        110,200

                                        SHARES        VALUE
                                        ------        -----
    Weyerhaeuser Co. ...............      15,900   $  1,093,125
    Willamette Industries, Inc. ....       1,300         59,881
                                                   ------------
                                                      6,569,076
                                                   ------------
PERSONAL SERVICES -- 0.0%
    Service Corp. International.....         800         15,400
                                                   ------------
PHARMACEUTICALS -- 5.9%
    Allergan, Inc. .................         600         66,600
    ALZA Corp.*.....................      10,080        512,820
    American Home Products Corp. ...      49,400      2,840,500
    Bristol-Meyers Squibb Co. ......      75,100      5,289,856
    Cardinal Health, Inc. ..........       8,100        519,413
    Lilly, (Eli) & Co. .............      39,500      2,829,188
    Merck & Co., Inc. ..............      90,100      6,667,400
    Pfizer, Inc. ...................      49,000      5,377,750
    Pharmacia & Upjohn, Inc. .......      14,700        835,144
    Schering-Plough Corp. ..........      51,700      2,740,100
    Warner-Lambert Co. .............      32,000      2,220,000
    Watson Pharmaceuticals, Inc.*...       3,700        129,731
                                                   ------------
                                                     30,028,502
                                                   ------------
PRINTING & PUBLISHING -- 0.4%
    Donnelley, (R.R.) & Sons Co. ...       5,200        192,725
    Gannett Co., Inc. ..............       9,000        642,375
    Knight-Ridder, Inc. ............      10,100        554,869
    McGraw-Hill Co., Inc. ..........       4,500        242,719
    Tribune Co. ....................       2,000        174,250
                                                   ------------
                                                      1,806,938
                                                   ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp. ........................      12,900        399,900
    Kansas City Southern Industries,
      Inc. .........................       1,100         70,194
    Norfolk Southern Corp. .........      12,400        373,550
    Union Pacific Corp. ............       6,100        355,706
                                                   ------------
                                                      1,199,350
                                                   ------------
RESTAURANTS -- 0.5%
    Darden Restaurants, Inc. .......       2,200         47,988
    McDonald's Corp. ...............      47,600      1,966,475
    Tricon Global Restaurants,
      Inc.*.........................       8,900        481,713
                                                   ------------
                                                      2,496,176
                                                   ------------
RETAIL & MERCHANDISING -- 5.1%
    Circuit City Stores, Inc........      17,400      1,618,200
    Consolidated Stores Corp.*......       3,100         83,700
    Costco Companies, Inc.*.........      11,000        880,688
    CVS Corp. ......................      10,700        547,038
    Dayton-Hudson Corp. ............      13,400        871,000
    Dillard's, Inc. Cl-A............       4,000        140,500
    Dollar General Corp. ...........       8,400        243,600
    Federated Department Stores,
      Inc.*.........................      13,400        709,363
    Gap, Inc. ......................      32,400      1,632,150
    Home Depot, Inc. ...............      70,500      4,542,844
    Kmart Corp.*....................      18,600        305,738
    Kohl's Corp.*...................      18,100      1,397,094
    Lowe's Companies, Inc. .........      17,100        969,356
    May Department Stores Co. ......      10,800        441,450

AST BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Nordstrom, Inc. ................       3,700   $    123,950
    Penney, (J.C.) Co., Inc. .......      22,500      1,092,656
    Rite Aid Corp. .................       2,200         54,175
    TJX Companies, Inc. ............       6,600        219,863
    Toys 'R' Us, Inc.*..............       1,000         20,688
    Wal-Mart Stores, Inc. ..........     185,900      8,969,675
    Walgreen Co. ...................      30,900        907,688
                                                   ------------
                                                     25,771,416
                                                   ------------
SEMICONDUCTORS -- 2.2%
    Advanced Micro Devices, Inc.*...      11,300        204,106
    Intel Corp. ....................     100,900      6,003,550
    Level One Communications,
      Inc.*.........................      26,000      1,272,375
    LSI Logic Corp.*................      13,900        641,138
    Micron Technology, Inc.*........      13,200        532,125
    Motorola, Inc. .................      20,400      1,932,900
    National Semiconductor Corp.*...      15,600        394,875
                                                   ------------
                                                     10,981,069
                                                   ------------
TELECOMMUNICATIONS -- 10.5%
    Aliant Communications, Inc. ....       8,700        401,831
    Alltel Corp. ...................         100          7,150
    Ameritech Corp. ................      38,700      2,844,450
    Andrew Corp.*...................       3,100         58,706
    AT&T Corp. .....................      96,200      5,369,163
    Bell Atlantic Corp. ............      53,400      3,491,025
    BellSouth Corp. ................      69,600      3,262,500
    CenturyTel, Inc. ...............       5,400        214,650
    Comcast Corp. Cl-A..............      51,200      1,968,000
    Frontier Corp. .................      10,500        619,500
    General Instrument Corp.*.......      12,900        548,250
    GTE Corp. ......................      36,200      2,742,150
    Lucent Technologies, Inc. ......     114,085      7,693,607
    MCI WorldCom, Inc.*.............      72,100      6,218,625
    MediaOne Group, Inc.*...........      52,800      3,927,000
    Nextel Communications, Inc.
      Cl-A*.........................      16,600        833,113
    Nortel Networks Corp. ..........      19,100      1,658,119
    SBC Communications, Inc. .......      70,600      4,094,800
    Scientific-Atlanta, Inc. .......       4,700        169,200
    Sprint Corp. (FON Group)........      31,800      1,679,438
    Sprint Corp. (PCS Group)*.......       9,900        565,538
    Tellabs, Inc.*..................      18,800      1,270,175
    U.S. West, Inc. ................      19,100      1,122,125
    Vodafone AirTouch PLC [ADR].....       7,950      1,566,150
    Williams Companies, Inc. .......      11,500        489,469
                                                   ------------
                                                     52,814,734
                                                   ------------
TRANSPORTATION -- 0.6%
    Avondale Industries, Inc.*......      30,000      1,170,000
    CSX Corp. ......................       4,100        185,781
    FDX Corp.*......................      20,900      1,133,825
    Laidlaw, Inc. ..................       3,200         23,600
    Navistar International Corp.*...       7,700        385,000
                                                   ------------
                                                      2,898,206
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
UTILITIES -- 3.4%
    Ameren Corp. ...................       1,700   $     65,238
    American Electric Power Co.,
      Inc. .........................      15,300        574,706
    Carolina Power & Light Co. .....       5,700        244,031
    Cinergy Corp. ..................       1,000         32,000
    CMS Energy Corp. ...............       4,000        167,500
    Consolidated Edison, Inc. ......      23,100      1,045,275
    Dominion Resources, Inc. .......       1,200         51,975
    DTE Energy Co. .................      16,800        672,000
    Duke Energy Corp. ..............      21,600      1,174,500
    Edison International Co. .......      46,400      1,241,200
    Enron Corp. ....................      11,200        915,600
    Entergy Corp. ..................      30,400        950,000
    FirstEnergy Corp.*..............      37,200      1,153,200
    Florida Progress Corp. .........      12,000        495,750
    FPL Group, Inc. ................      10,000        546,250
    GPU, Inc. ......................      14,800        624,375
    Niagara Mohawk Holdings,
      Inc.*.........................      65,000      1,044,063
    PacifiCorp......................       4,900         90,038
    PECO Energy Co. ................       4,500        188,438
    PG&E Corp. .....................      23,400        760,500
    PP&L Resources, Inc. ...........      30,900        950,175
    Public Service Enterprise Group,
      Inc. .........................      20,000        817,500
    Reliant Energy, Inc. ...........      27,400        756,925
    Southern Co. ...................      54,200      1,436,300
    Texas Utilities Co. ............      10,600        437,250
    Unicom Corp. ...................      25,500        983,344
                                                   ------------
                                                     17,418,133
                                                   ------------
TOTAL COMMON STOCK
  (Cost $397,226,560)...............                440,953,170
                                                   ------------

                                         PAR
                                        (000)
                                        ------
U.S. TREASURY OBLIGATIONS -- 2.6%
    U.S. Treasury Bills
      4.22%, 08/19/99#................  $   40          39,763
      4.25%, 08/19/99#................     665         661,103
      4.28%, 08/19/99#................     100          99,408
      4.30%, 08/19/99#................      20          19,881
      4.35%, 08/19/99#................     450         447,336
      4.40%, 08/19/99#................      60          59,635
      4.455%, 08/19/99#...............      75          74,538
      4.47%, 08/19/99#................     100          99,382
      4.48%, 08/19/99#................   3,580       3,557,812
      4.53%, 09/16/99.................   8,000       7,921,480
                                                --------------
    (Cost $12,981,794)................              12,980,338
                                                --------------

AST BANKERS TRUST ENHANCED 500 PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
SHORT-TERM INVESTMENTS -- 9.4%
    Temporary Investment Cash
      Fund........................  23,888,528   $   23,888,528
    Temporary Investment Fund.....  23,888,528       23,888,528
                                                 --------------
    (Cost $47,777,056)............                   47,777,056
                                                 --------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $457,985,410).............                  501,710,564
OTHER ASSETS LESS
  LIABILITIES -- 0.7%.............                    3,384,972
                                                 --------------
NET ASSETS -- 100.0%..............               $  505,095,536
                                                 ==============

# Securities with an aggregate market value of $5,058,858 have been segregated with the custodian to cover margin requirements for the following open futures contracts at
 June 30, 1999:

                           EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION                  MONTH      CONTRACTS   APPRECIATION
----------------------------------------------------------------
S&P 500..................    09/99         248       $3,215,537

--------------------------------------------------------------------------------

Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

AST KEMPER SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 97.2%
ADVERTISING -- 1.0%
    AdForce, Inc.*....................  249,300    $  5,858,550
                                                   ------------
AIRLINES -- 1.0%
    America West Holdings Corp.
      Cl-B*...........................  327,800       6,187,225
                                                   ------------
BROADCASTING -- 1.5%
    Citadel Communications Corp.*.....   72,000       2,605,500
    Source Media, Inc.*...............  365,000       6,205,000
                                                   ------------
                                                      8,810,500
                                                   ------------
BUILDING MATERIALS -- 2.5%
    Simpson Manufacturing Co.,
      Inc.*...........................  119,500       5,676,250
    Trex Co., Inc.*...................  364,900       9,259,337
                                                   ------------
                                                     14,935,587
                                                   ------------
BUSINESS SERVICES -- 12.8%
    Abacus Direct Corp.*..............  151,100      13,825,650
    Complete Business Solutions,
      Inc.*...........................  347,900       6,240,456
    Daisytek International Corp.*.....  319,500       5,211,844
    Korn/Ferry International*.........  362,300       6,159,100
    Modis Professional Services,
      Inc.*...........................  392,100       5,391,375
    Newgen Results Corp.*.............  333,300       3,999,600
    Pegasus Systems, Inc.*............  191,300       7,161,794
    TSI International Software
      Ltd. ...........................  481,800      13,671,075
    Whittman-Hart, Inc. ..............  486,000      15,430,500
                                                   ------------
                                                     77,091,394
                                                   ------------
CLOTHING & APPAREL -- 2.5%
    David's Bridal, Inc.*.............  342,400       5,328,600
    Gildan Activewear, Inc. Cl-A*.....  276,800       4,671,000
    Pacific Sunwear of California,
      Inc.*...........................  213,450       5,202,844
                                                   ------------
                                                     15,202,444
                                                   ------------
COMPUTER HARDWARE -- 0.1%
    Mercury Computer Systems, Inc.*...   26,500         854,625
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 20.1%
    AboveNet Communications, Inc.*....  163,000       6,581,125
    Advent Software, Inc.*............  142,200       9,527,400
    Cais Internet, Inc.*..............  190,600       3,502,275
    Comverse Technology, Inc.*........  154,150      11,638,325
    Digital River, Inc.*..............  244,600       8,132,950
    InterVU, Inc.*....................  187,500       7,183,594
    MAPICS, Inc.*.....................  224,700       2,373,394
    Mercury Interactive Corp.*........  373,000      13,194,875
    National Computer Systems,
      Inc. ...........................  160,500       5,416,875
    Network Appliance, Inc.*..........  173,000       9,666,375
    New Era of Networks, Inc.*........  111,700       4,907,819
    Pilot Network Services, Inc.*.....  438,600       4,303,762
    Pinnacle Systems, Inc.*...........  627,200      21,089,600
    Sapient Corp.*....................  122,900       6,959,212
    Security First Technologies*......  158,900       7,170,362
                                                   ------------
                                                    121,647,943
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.9%
    Action Performance Companies,
      Inc.*...........................  136,900       4,517,700
    JAKKS Pacific, Inc.*..............  227,500       6,782,344
    Rent-A-Center, Inc.*..............  523,300      12,559,200
                                                   ------------
                                                     23,859,244
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.9%
    L-3 Communications Holdings,
      Inc.*...........................   47,500    $  2,294,844
    SonoSight, Inc.*..................  303,400       5,157,800
    The DII Group, Inc.*..............   89,000       3,320,812
    WESCO International, Inc.*........  316,400       6,486,200
                                                   ------------
                                                     17,259,656
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.9%
    Cinar Corp. Cl-B*.................  128,500       3,148,250
    Speedway Motorsports, Inc.*.......  161,200       6,337,175
    THQ, Inc. ........................   73,500       2,113,125
                                                   ------------
                                                     11,598,550
                                                   ------------
FARMING & AGRICULTURE -- 0.4%
    Hines Horticulture, Inc.*.........  217,000       2,170,000
                                                   ------------
FINANCIAL-BANK & TRUST -- 1.0%
    Astoria Financial Corp. ..........  142,200       6,247,912
                                                   ------------
FINANCIAL SERVICES -- 0.1%
    Financial Federal Corp.*..........   33,500         737,000
                                                   ------------
FOOD -- 2.1%
    Hain Food Group, Inc.*............  258,600       5,333,625
    Horizon Organic Holding Corp.*....  137,000       2,003,625
    United Natural Foods, Inc.*.......  222,100       5,496,975
                                                   ------------
                                                     12,834,225
                                                   ------------
HEALTHCARE SERVICES -- 4.9%
    Albany Molecular Research,
      Inc.*...........................  193,400       5,753,650
    IDX Systems Corp.*................  272,600       6,150,537
    MedQuist, Inc.*...................  284,900      12,464,375
    Sunrise Assisted Living, Inc.*....  147,700       5,151,037
                                                   ------------
                                                     29,519,599
                                                   ------------
MACHINERY & EQUIPMENT -- 1.6%
    Astec Industries, Inc.*...........  127,300       5,187,475
    National-Oilwell, Inc.*...........  346,000       4,389,875
                                                   ------------
                                                      9,577,350
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 5.8%
    Fusion Medical Technologies,
      Inc.*...........................   32,500         245,781
    Hyseq, Inc.*......................   54,400         188,700
    MEDE AMERICA Corp.*...............  177,400       6,696,850
    Perclose, Inc.*...................   43,800       2,105,137
    VISX, Inc.*.......................  244,300      19,345,506
    Xomed Surgical Products, Inc. ....  127,500       6,207,656
                                                   ------------
                                                     34,789,630
                                                   ------------
OIL & GAS -- 4.1%
    Cal Dive International, Inc.*.....  197,100       5,888,362
    Dril-Quip, Inc.*..................   42,200         967,963
    Key Production Co., Inc.*.........   38,500         353,719
    Newfield Exploration Co.*.........  202,100       5,747,219
    Stone Energy Corp.*...............  266,500      11,292,938
    Swift Energy Co.*.................   50,000         534,375
                                                   ------------
                                                     24,784,576
                                                   ------------

AST KEMPER SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
PERSONAL SERVICES -- 1.3%
    Cornell Corrections, Inc.*........  116,700    $  1,918,256
    Steiner Leisure Ltd.*.............  187,700       5,689,656
                                                   ------------
                                                      7,607,912
                                                   ------------
PHARMACEUTICALS -- 2.4%
    Alexion Pharmaceuticals, Inc.*....   12,300         109,163
    Coulter Pharmaceutical, Inc.*.....  335,400       7,567,463
    QLT PhotoTherapeutics, Inc.*......  123,000       6,765,000
                                                   ------------
                                                     14,441,626
                                                   ------------
PRINTING & PUBLISHING -- 1.1%
    Consolidated Graphics, Inc.*......  135,900       6,795,000
                                                   ------------
RAILROADS -- 1.1%
    Wisconsin Central Transportation
      Corp.*..........................  347,500       6,559,063
                                                   ------------
REAL ESTATE -- 1.0%
    Realty Information Group, Inc.*...  140,100       6,094,350
                                                   ------------
RESTAURANTS -- 2.4%
    Dave & Buster's, Inc.*............   25,000         725,000
    IL Fornaio America Corp.*.........  130,000       1,941,875
    The Cheesecake Factory, Inc.*.....  389,400      11,876,700
                                                   ------------
                                                     14,543,575
                                                   ------------
RETAIL & MERCHANDISING -- 2.2%
    BJ's Wholesale Club, Inc.*........  207,700       6,243,981
    Urban Outfitters, Inc.*...........  290,600       7,301,325
                                                   ------------
                                                     13,545,306
                                                   ------------
SEMICONDUCTORS -- 7.5%
    PLX Technology, Inc.*.............  257,300      12,189,588
    PMC-Sierra, Inc.*.................  167,900       9,895,606
    TranSwitch Corp. .................  158,850       7,525,519
    Vitesse Semiconductor Corp.*......  231,700      15,625,269
                                                   ------------
                                                     45,235,982
                                                   ------------
TELECOMMUNICATIONS -- 6.2%
    AudioCodes Ltd.*..................   77,500       2,092,500
    IXC Communication, Inc.*..........  162,500       6,388,281
    Polycom, Inc.*....................  280,900      10,955,100
    Research in Motion Ltd.*..........  405,300       8,207,325
    Terayon Communication Systems,
      Inc.*...........................  180,200      10,068,675
                                                   ------------
                                                     37,711,881
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
TRANSPORTATION -- 1.8%
    Eagle USA Airfreight, Inc.*.......  235,800    $ 10,006,763
    Expeditors International of
      Washington, Inc. ...............   36,000         981,000
                                                   ------------
                                                     10,987,763
                                                   ------------
TOTAL COMMON STOCK
  (Cost $531,667,570).................              587,488,468
                                                   ------------
                                          PAR
                                         (000)
                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.0%
    Federal Home Loan Bank
      4.95%, 07/15/99.................  $ 5,940       5,928,566
                                                   ------------
    Federal Home Mortgage Corp.
      4.60%, 07/01/99.................   12,000      12,000,000
                                                   ------------
    (Cost $17,928,566)................               17,928,566
                                                   ------------
                                         SHARES
                                        -------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment Cash Fund....  187,288         187,288
    Temporary Investment Fund.........  187,288         187,288
                                                   ------------
    (Cost $374,576)...................                  374,576
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $549,970,712).................              605,791,610
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)....................               (1,693,254)
                                                   ------------
NET ASSETS -- 100.0%..................             $604,098,356
                                                   ============

--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

DEFINITIONS OF ABBREVIATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipt
BRB-Brady Bond
CVT-Convertible Security
FDR-Federal Depositary Receipt
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipt
IO-Interest Only Security
PIK-Payment in Kind Security
PO-Principal Only
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Bond (2)
TBA-To be Announced Security
VR-Variable Rate Bond (1)
ZCB-Zero Coupon Bond (2)
(1)- Rates shown for variable and floating rate securities are the coupon rates as of June 30, 1999.
(2)- Rates shown are the effective yields at purchase date.
COUNTRIES/CURRENCIES:
-----------------------
AUD-Australia/Australian Dollar
BEF-Belgium/Belgian Franc
CAD-Canada/Canadian Dollar
CHF -Switzerland/Swiss Franc
DEM-Germany/German Deutschemark
DKK-Denmark/Danish Krone
ESP-Spain/Spanish Peseta
EUR-Europe/Euro Currency
FIM-Finland/Finnish Markka
FRF-France/French Franc
GBP-United Kingdom/British Pound
GRD-Greece/Greek Drachma
HKD-Hong Kong/Hong Kong Dollar
IEP-Ireland/Irish Punt
ITL-Italy/Italian Lira
JPY-Japan/Japanese Yen
KOR-Korea/Korean Won
MXP-Mexico/Mexican Peso
MYR-Malaysia/Malaysian Ringgit
NLG-Netherlands/Netherland Guilder
NOK-Norway/Norwegian Krone
NZD-New Zealand/New Zealand Dollar
SEK-Sweden/Swedish Krona
SGD-Singapore/Singapore Dollar
ZAR-South Africa/South African Rand

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                     ----------------------------------------------------------------------------
                                                                                      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                AST
                                                          AST            AST                                 NEUBERGER
                                                          AIM        LORD ABBETT      AST          AST        BERMAN       AST
                                                     INTERNATIONAL   GROWTH AND      JANCAP       MONEY       MID-CAP      AIM
                                                        EQUITY         INCOME        GROWTH       MARKET       VALUE     BALANCED
                                                     -------------   -----------   ----------   ----------   ---------   --------
ASSETS
   Investments in securities at value (A)..........    $493,637      $1,503,053    $4,359,117   $1,335,629   $805,756    $384,912
   Collateral received for securities lent.........          --              --     4,344,772           --         --          --
   Cash............................................         552              --            --            7         --           5
   Foreign currency (B)............................      13,687              --            --           --         --          70
   Unrealized appreciation on foreign currency
     exchange contracts............................          --              --         4,959           --         --          --
   Receivable for:
     Securities sold...............................      14,186              --            --           --      4,437      50,524
     Dividends and interest........................       2,269           2,285         2,649        8,185        910       2,989
     Fund shares sold..............................          --              --            --           --         --          --
     Futures variation margin......................          --              --            --           --         --         469
   Other assets....................................          27               3             7            3          1           1
                                                       --------      ----------    ----------   ----------   --------    --------
       TOTAL ASSETS................................     524,358       1,505,341     8,711,504    1,343,824    811,104     438,970
                                                       --------      ----------    ----------   ----------   --------    --------
LIABILITIES
   Unrealized depreciation on foreign currency
     exchange contracts............................           1              --         3,163           --         --          --
   Written options outstanding, at value...........          --              --            --           --         --          --
   Sale Commitments, at value......................          --              --            --           --         --          --
   Reverse repurchase agreements, at value.........          --              --            --           --         --          --
   Unrealized depreciation on interest rate swap
     agreements....................................          --              --            --           --         --          --
   Payable upon return of securities lent..........          --              --     4,344,772           --         --          --
   Payable for:
     Securities purchased..........................       1,241           7,126            --           --      5,000       9,100
     Advisory fees.................................         229             448         1,605          125        337         141
     Shareholder servicing fees....................          41             118           336          121         66          35
     Accrued dividends.............................          --              --            --        5,255         --          --
     Accrued expenses and other liabilities........         179              43             5           37         36          46
                                                       --------      ----------    ----------   ----------   --------    --------
       TOTAL LIABILITIES...........................       1,691           7,735     4,349,881        5,538      5,439       9,322
                                                       --------      ----------    ----------   ----------   --------    --------
NET ASSETS.........................................    $522,667      $1,497,606    $4,361,623   $1,338,286   $805,665    $429,648
                                                       ========      ==========    ==========   ==========   ========    ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares
 authorized, $.001 par value per share)............    $     23      $       65    $      103   $    1,338   $     57    $     32
Additional paid-in capital.........................     395,694       1,128,989     2,333,305    1,336,940    744,305     369,790
Undistributed net investment income (loss).........      (4,092)          7,402         1,570           --      1,285       4,328
Accumulated net realized gain (loss) on
 investments.......................................      99,783          79,769       403,735            8     27,908      33,463
Accumulated net unrealized appreciation
 (depreciation) on investments.....................      31,259         281,381     1,622,910           --     32,110      22,035
                                                       --------      ----------    ----------   ----------   --------    --------
NET ASSETS.........................................    $522,667      $1,497,606    $4,361,623   $1,338,286   $805,665    $429,648
                                                       ========      ==========    ==========   ==========   ========    ========
Shares of common stock outstanding.................      22,767          64,647       103,062    1,338,277     56,742      31,930
Net asset value, offering and redemption price per
 share.............................................    $  22.96      $    23.17    $    42.32   $     1.00   $  14.20    $  13.46
                                                       ========      ==========    ==========   ==========   ========    ========
(A) Investments at cost............................    $462,129      $1,221,673    $2,738,002   $1,335,629   $773,646    $363,827
                                                       ========      ==========    ==========   ==========   ========    ========
(B) Foreign currency at cost.......................    $ 13,730      $       --    $       --   $       --   $     --    $     71
                                                       ========      ==========    ==========   ==========   ========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

 ----------------------------------------------------------------------------------------------------------
                                                 PORTFOLIO
 ----------------------------------------------------------------------------------------------------------
                               AST                                     AST             AST           AST
    AST           AST         PIMCO         AST          AST         T. ROWE         T. ROWE      NEUBERGER
 FEDERATED      T. ROWE       TOTAL       INVESCO       JANUS         PRICE           PRICE        BERMAN
    HIGH      PRICE ASSET     RETURN       EQUITY     SMALL-CAP   INTERNATIONAL   INTERNATIONAL    MID-CAP
   YIELD      ALLOCATION       BOND        INCOME      GROWTH        EQUITY           BOND         GROWTH
 ----------   -----------   ----------   ----------   ---------   -------------   -------------   ---------
  $638,624     $417,165     $1,225,288   $ 992,418    $470,666      $409,657        $143,116      $268,252
        --           --             --          --     474,601            --              --            --
        --           --             --          --          --        33,663           1,142            --
        --            1             --          --          --         7,791           2,705            --
        --           --             72          --          --            --              71            --
        --          337         17,976       3,817       6,655           620             303         5,426
    11,783        2,840          9,241       4,377          59         1,765           3,194            73
        --           --             --          --          --            --              --            --
        --           --          1,529          --          --            --              --            --
         2            1              3           6           1             4               1             1
  --------     --------     ----------   ----------   --------      --------        --------      --------
   650,409      420,344      1,254,109   1,000,618     951,982       453,500         150,532       273,752
  --------     --------     ----------   ----------   --------      --------        --------      --------
        --           --             --          --          --            --             173            --
        --           --            553          --          --            --              --            --
        --           --         15,235          --          --            --              --            --
        --           --         54,974          --          --            --              --            --
        --           --             75          --          --            --              --            --
        --           --             --          --     474,601            --              --            --
     2,727          843        188,821       1,949       1,561            --           2,190         4,768
       148           98            220         293         159           165              51            90
        53           34             81          79          33            36              12            21
        --           --             --          --          --            --              --            --
        --           35              3          28          34           171             210            25
  --------     --------     ----------   ----------   --------      --------        --------      --------
     2,928        1,010        259,962       2,349     476,388           372           2,636         4,904
  --------     --------     ----------   ----------   --------      --------        --------      --------
  $647,481     $419,334     $  994,147   $ 998,269    $475,594      $453,128        $147,896      $268,848
  ========     ========     ==========   ==========   ========      ========        ========      ========

  $     54     $     23     $       91   $      54    $     21      $     35        $     16      $     16
   650,795      329,258      1,005,261     761,908     329,205       357,865         159,167       231,584
    28,024        5,176         22,245       8,806      (2,566)          221           5,271        (1,633)
      (701)       1,994        (17,453)     29,164      33,984        19,615          (5,285)      (12,173)
   (30,691)      82,883        (15,997)    198,337     114,950        75,392         (11,273)       51,054
  --------     --------     ----------   ----------   --------      --------        --------      --------
  $647,481     $419,334     $  994,147   $ 998,269    $475,594      $453,128        $147,896      $268,848
  ========     ========     ==========   ==========   ========      ========        ========      ========
    54,010       23,356         90,764      54,084      21,081        34,853          15,699        16,451
  $  11.99     $  17.95     $    10.95   $   18.46    $  22.56      $  13.00        $   9.42      $  16.34
  ========     ========     ==========   ==========   ========      ========        ========      ========
  $669,315     $334,278     $1,239,793   $ 794,082    $355,715      $334,190        $154,203      $217,199
  ========     ========     ==========   ==========   ========      ========        ========      ========
  $     --     $      1     $       --   $      --    $     --      $  7,813        $  2,702      $     --
  ========     ========     ==========   ==========   ========      ========        ========      ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              -------------------------------------------------------------------
                                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                            AST        AST                                 AST
                                                                          T. ROWE     PIMCO         AST         AST      AMERICAN
                                                                AST        PRICE     LIMITED    OPPENHEIMER    JANUS     CENTURY
                                                              FOUNDERS    NATURAL    MATURITY    LARGE-CAP    OVERSEAS   INCOME &
                                                              PASSPORT   RESOURCES     BOND       GROWTH       GROWTH     GROWTH
                                                              --------   ---------   --------   -----------   --------   --------
ASSETS
   Investments in securities at value (A)..................   $107,074   $101,668    $390,788    $281,355     $799,932   $242,414
   Collateral received for securities lent.................        --          --          --          --           --         --
   Cash....................................................        --          --          --          --           26        379
   Foreign currency (B)....................................        --          --          --          --           --         --
   Unrealized appreciation on foreign currency
     exchange contracts....................................        --          --          19          --        8,913         --
   Receivable for:
     Securities sold.......................................        --         212          --       3,797        9,185      2,323
     Dividends and interest................................       189         160       3,829         123        1,287        262
     Fund shares sold......................................        --          --          --          --           --         --
     Futures variation margin..............................        --          --          81          --           --        131
   Other assets............................................        --          --           1           1            1          1
                                                              --------   --------    --------    --------     --------   --------
       TOTAL ASSETS........................................   107,263     102,040     394,718     285,276      819,344    245,510
                                                              --------   --------    --------    --------     --------   --------
LIABILITIES
   Unrealized depreciation on foreign currency
     exchange contracts....................................         1          --          --          --          838         --
   Written options outstanding, at value...................        --          --         318          --           --         --
   Sale Commitments, at value..............................        --          --          --          --           --         --
   Reverse repurchase agreements, at value.................        --          --          --          --           --         --
   Unrealized depreciation on interest rate swap
     agreements............................................        --          --          --          --           --         --
   Payable upon return of securities lent..................        --          --          --          --           --         --
   Payable for:
     Securities purchased..................................       267         211       9,678       6,633        9,433      2,711
     Advisory fees.........................................        53          42          90          80          286         59
     Shareholder servicing fees............................         9           8          32          22          151         43
     Accrued dividends.....................................        --          --          --          --           --         --
     Accrued expenses and other liabilities................        47          30          15          29           27         57
                                                              --------   --------    --------    --------     --------   --------
       TOTAL LIABILITIES...................................       377         291      10,133       6,764       10,735      2,870
                                                              --------   --------    --------    --------     --------   --------
NET ASSETS.................................................   $106,886   $101,749    $384,585    $278,512     $808,609   $242,640
                                                              ========   ========    ========    ========     ========   ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
 par value per share)......................................   $     8    $      8    $     36    $     18     $     53   $     17
Additional paid-in capital.................................    77,510     101,386     378,447     226,187      680,272    201,528
Undistributed net investment income (loss).................       395         548       9,549      (2,700)       1,785      1,033
Accumulated net realized gain (loss) on investments........     1,789        (316)       (107)     27,963      (18,593)    23,728
Accumulated net unrealized appreciation (depreciation) on
 investments...............................................    27,184         123      (3,340)     27,044      145,092     16,334
                                                              --------   --------    --------    --------     --------   --------
NET ASSETS.................................................   $106,886   $101,749    $384,585    $278,512     $808,609   $242,640
                                                              ========   ========    ========    ========     ========   ========
Shares of common stock outstanding.........................     7,613       7,900      36,143      18,374       53,477     16,659
Net asset value, offering and redemption price per share...   $ 14.04    $  12.88    $  10.64    $  15.16     $  15.12   $  14.56
                                                              ========   ========    ========    ========     ========   ========
(A) Investments at cost....................................   $79,886    $101,544    $393,469    $254,310     $662,888   $226,406
                                                              ========   ========    ========    ========     ========   ========
(B) Foreign currency at cost...............................   $    --    $     --    $     --    $     --     $     --   $     --
                                                              ========   ========    ========    ========     ========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

  -------------------------------------------------------------------------------------------------
                                              PORTFOLIO
  -------------------------------------------------------------------------------------------------
     AST           AST            AST                                 AST        AST
  AMERICAN      AMERICAN        T. ROWE        AST         AST       LORD      BANKERS       AST
   CENTURY       CENTURY      PRICE SMALL    MARSICO     COHEN &    ABBETT      TRUST      KEMPER
  STRATEGIC   INTERNATIONAL     COMPANY      CAPITAL     STEERS    SMALL CAP   ENHANCED   SMALL-CAP
  BALANCED       GROWTH          VALUE        GROWTH     REALTY      VALUE       500       GROWTH
  ---------   -------------   -----------   ----------   -------   ---------   --------   ---------
  $175,831      $ 97,963       $319,658     $1,067,916   $64,882    $69,030    $501,711   $605,792
        --            --             --             --       --          --         --          --
        --           339             --             --       --       2,263         --          --
        --           850             --             --       --          --         --          --
        --            35             --             --       --          --         --          --
     1,107           682            564            602        9         180      1,711       3,403
     1,059           333            438            145      320          23        472           3
        --            --             --             --       --          --         --          --
        --            --             --             --       --          --      1,556          --
        --            --              1              1       --          --         --          --
  --------      --------       --------     ----------   -------    -------    --------   --------
   177,997       100,202        320,661      1,068,664   65,211      71,496    505,450     609,198
  --------      --------       --------     ----------   -------    -------    --------   --------
        --            --             --             --       --          --         --          --
        --            --             --             --       --          --         --          --
        --            --             --             --       --          --         --          --
        --            --             --             --       --          --         --          --
        --            --             --             --       --          --         --          --
        --            --             --             --       --          --         --          --
     3,604         1,854            274          7,410       --         395        221       4,822
        63             5            121            376       33          27         68         209
        14             7             25             81        9           5         39          45
        --            --             --             --       --          --         --          --
        22             8             29             25        6          14         26          24
  --------      --------       --------     ----------   -------    -------    --------   --------
     3,703         1,874            449          7,892       48         441        354       5,100
  --------      --------       --------     ----------   -------    -------    --------   --------
  $174,294      $ 98,328       $320,212     $1,060,772   $65,163    $71,055    $505,096   $604,098
  ========      ========       ========     ==========   =======    =======    ========   ========

  $     12      $      7       $     26     $       66   $    7     $     6    $    37    $     62
   153,420        86,433        322,619        879,214   67,482      66,978    437,346     550,971
     1,244           183            919           (231)   1,139        (129)     1,430          44
    11,084         1,334            422          1,592   (2,137)     (1,239)    19,342      (2,800)
     8,534        10,371         (3,774)       180,131   (1,328)      5,439     46,941      55,821
  --------      --------       --------     ----------   -------    -------    --------   --------
  $174,294      $ 98,328       $320,212     $1,060,772   $65,163    $71,055    $505,096   $604,098
  ========      ========       ========     ==========   =======    =======    ========   ========
    12,065         6,750         26,456         65,757    7,385       6,427     36,716      62,368
  $  14.45      $  14.57       $  12.10     $    16.13   $ 8.82     $ 11.06    $ 13.76    $   9.69
  ========      ========       ========     ==========   =======    =======    ========   ========
  $167,281      $ 87,622       $323,432     $  887,785   $66,210    $65,854    $457,985   $549,971
  ========      ========       ========     ==========   =======    =======    ========   ========
  $     --      $    848       $     --     $       --   $   --     $    --    $    --    $     --
  ========      ========       ========     ==========   =======    =======    ========   ========

  -------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                          -----------------------------------------------------------------------
                                                                                         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                AST
                                                               AST            AST                            NEUBERGER
                                                               AIM        LORD ABBETT     AST        AST      BERMAN       AST
                                                          INTERNATIONAL   GROWTH AND     JANCAP     MONEY     MID-CAP      AIM
                                                             EQUITY         INCOME       GROWTH    MARKET      VALUE     BALANCED
                                                          -------------   -----------   --------   -------   ---------   --------
INVESTMENT INCOME
   Interest.............................................    $    217       $  1,360     $ 14,828   $31,329    $    61    $  5,031
   Dividends............................................       4,246         11,717        4,518        --      3,422       1,742
                                                            --------       --------     --------   -------    -------    --------
       Total Investment Income..........................       4,463         13,077       19,346    31,329      3,483       6,773
                                                            --------       --------     --------   -------    -------    --------
EXPENSES
   Investment advisory fees.............................       2,193          4,771       17,220     3,134      1,918       1,514
   Shareholder servicing fees...........................         251            636        1,913       627        213         206
   Administration and accounting fees...................         173            240          367       238        147         161
   Custodian fees.......................................         166             60           99        40         20         110
   Professional fees....................................           7             17           51        17          5           5
   Trustees' fees.......................................           3              7           22         7          2           2
   Insurance expenses...................................           2              5           14         4          2           1
   Miscellaneous expenses...............................           7              9           19         7          4          36
                                                            --------       --------     --------   -------    -------    --------
       Total Expenses...................................       2,802          5,745       19,705     4,074      2,311       2,035
       Less: Advisory fee waivers and expense
         reimbursements.................................          --            (70)        (708)     (314)        --          --
                                                            --------       --------     --------   -------    -------    --------
       Net Expenses.....................................       2,802          5,675       18,997     3,760      2,311       2,035
                                                            --------       --------     --------   -------    -------    --------
Net Investment Income (Loss)............................       1,661          7,402          349    27,569      1,172       4,738
                                                            --------       --------     --------   -------    -------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities.......................................      97,560         81,763      406,083         8     26,317      36,527
       Foreign currency transactions....................      (3,732)            --        1,145        --         --         460
       Futures contracts................................          --             --           --        --         --      (2,066)
       Written options contracts........................          --             --           --        --         --          --
                                                            --------       --------     --------   -------    -------    --------
   Net realized gain (loss).............................      93,828         81,763      407,228         8     26,317      34,921
                                                            --------       --------     --------   -------    -------    --------
 Net change in unrealized appreciation (depreciation)
   on:
       Securities.......................................     (48,696)        81,703      186,086        --     17,347     (11,746)
       Futures contracts................................          --             --           --        --         --        (954)
       Written options contracts........................          --             --           --        --         --          --
       Interest rate swaps..............................          --             --           --        --         --          --
       Translation of assets and liabilities denominated
         in foreign currencies..........................       3,259             --        1,204        --         --         138
                                                            --------       --------     --------   -------    -------    --------
   Net change in unrealized appreciation
     (depreciation).....................................     (45,437)        81,703      187,290        --     17,347     (12,562)
                                                            --------       --------     --------   -------    -------    --------
   Net gain (loss) on investments.......................      48,391        163,466      594,518         8     43,664      22,359
                                                            --------       --------     --------   -------    -------    --------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.........................................    $ 50,052       $170,868     $594,867   $27,577    $44,836    $ 27,097
                                                            ========       ========     ========   =======    =======    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
                                              PORTFOLIO
-----------------------------------------------------------------------------------------------------
                             AST                                 AST             AST           AST
   AST           AST        PIMCO       AST        AST         T. ROWE         T. ROWE      NEUBERGER
FEDERATED      T. ROWE      TOTAL     INVESCO     JANUS         PRICE           PRICE        BERMAN
   HIGH      PRICE ASSET    RETURN    EQUITY    SMALL-CAP   INTERNATIONAL   INTERNATIONAL    MID-CAP
  YIELD      ALLOCATION      BOND     INCOME     GROWTH        EQUITY           BOND         GROWTH
----------   -----------   --------   -------   ---------   -------------   -------------   ---------
 $ 30,096      $ 5,440     $ 29,125   $7,895     $   546       $   291        $  3,520      $    308
      953        1,771           --    5,068          92         5,224              --           183
 --------      -------     --------   -------    -------       -------        --------      --------
   31,049        7,211       29,125   12,963         638         5,515           3,520           491
 --------      -------     --------   -------    -------       -------        --------      --------
    2,420        1,589        3,125    3,348       1,508         2,222             594         1,137
      323          187          481      446         167           222              74           126
      191          151          222      216         140           165              74           115
       30           24           62       38          25           136              64            20
        9            5           13       12           4             6               2             4
        4            2            6        5           2             3               1             1
        2            1            3        3           1             2               1             1
       46           34           14        9           5            24              11             3
 --------      -------     --------   -------    -------       -------        --------      --------
    3,025        1,993        3,926    4,077       1,852         2,780             821         1,407
       --           --           --       --          --            --              --            --
 --------      -------     --------   -------    -------       -------        --------      --------
    3,025        1,993        3,926    4,077       1,852         2,780             821         1,407
 --------      -------     --------   -------    -------       -------        --------      --------
   28,024        5,218       25,199    8,886      (1,214)        2,735           2,699          (916)
 --------      -------     --------   -------    -------       -------        --------      --------
     (659)       2,458      (10,998)  29,084      39,939        19,962           2,562       (10,976)
       --         (531)         (50)      --           3          (809)         (4,106)           --
       --           --      (11,005)      --          --            --              --            --
       --           --          841       --          --            --              --            --
 --------      -------     --------   -------    -------       -------        --------      --------
     (659)       1,927      (21,212)  29,084      39,942        19,153          (1,544)      (10,976)
 --------      -------     --------   -------    -------       -------        --------      --------
  (11,946)      11,184      (18,712)  53,252      50,722        (7,353)        (15,421)       18,373
       --           --         (437)      --          --            --              --            --
       --           --        1,207       --          --            --              --            --
       --           --          (74)      --          --            --              --            --
       --          (13)          31       --          --           (75)         (1,298)           --
 --------      -------     --------   -------    -------       -------        --------      --------
  (11,946)      11,171      (17,985)  53,252      50,722        (7,428)        (16,719)       18,373
 --------      -------     --------   -------    -------       -------        --------      --------
  (12,605)      13,098      (39,197)  82,336      90,664        11,725         (18,263)        7,397
 --------      -------     --------   -------    -------       -------        --------      --------
 $ 15,419      $18,316     $(13,998)  $91,222    $89,450       $14,460        $(15,564)     $  6,481
 ========      =======     ========   =======    =======       =======        ========      ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                              -------------------------------------------------------------------
                                                                                           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                            AST        AST                                 AST
                                                                          T. ROWE     PIMCO         AST         AST      AMERICAN
                                                                AST        PRICE     LIMITED    OPPENHEIMER    JANUS     CENTURY
                                                              FOUNDERS    NATURAL    MATURITY    LARGE-CAP    OVERSEAS   INCOME &
                                                              PASSPORT   RESOURCES     BOND       GROWTH       GROWTH     GROWTH
                                                              --------   ---------   --------   -----------   --------   --------
INVESTMENT INCOME
   Interest.................................................   $  119     $    84    $11,598      $    42     $ 1,232    $   181
   Dividends................................................      537         853         --          629       4,005      1,875
                                                               ------     -------    -------      -------     -------    -------
       Total Investment Income..............................      656         937     11,598          671       5,237      2,056
                                                               ------     -------    -------      -------     -------    -------
EXPENSES
   Investment advisory fees.................................      556         369      1,165        1,209       3,315        780
   Shareholder servicing fees...............................       56          41        179          134         332        104
   Administration and accounting fees.......................       56          42        147          120         193        102
   Custodian fees...........................................       49          20         25           25         172         29
   Professional fees........................................        1           1          5            4           9          3
   Trustees' fees...........................................        1          --          2            2           4          1
   Insurance expenses.......................................       --          --          1            1           2          1
   Miscellaneous expenses...................................        5           5         10            3          16          3
                                                               ------     -------    -------      -------     -------    -------
       Total Expenses.......................................      724         478      1,534        1,498       4,043      1,023
       Less: Advisory fee waivers and expense
         reimbursements.....................................       --          --         --           --          --         --
                                                               ------     -------    -------      -------     -------    -------
       Net Expenses.........................................      724         478      1,534        1,498       4,043      1,023
                                                               ------     -------    -------      -------     -------    -------
Net Investment Income (Loss)................................      (68)        459     10,064         (827)      1,194      1,033
                                                               ------     -------    -------      -------     -------    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities...........................................    5,515        (159)      (300)      27,240       7,183     24,104
       Foreign currency transactions........................      (75)        (29)       163           --       1,447         --
       Futures contracts....................................       --          --        (75)          --          --         --
       Written options contracts............................       --          --         16           --          --         --
                                                               ------     -------    -------      -------     -------    -------
   Net realized gain (loss).................................    5,440        (188)      (196)      27,240       8,630     24,104
                                                               ------     -------    -------      -------     -------    -------
 Net change in unrealized appreciation (depreciation) on:
       Securities...........................................    3,487      17,890     (3,474)      (8,525)     45,174      4,051
       Futures contracts....................................       --          --       (625)          --          --         --
       Written options contracts............................       --          --       (121)          --          --         --
       Interest rate swaps..................................       --          --         --           --          --         --
       Translation of assets and liabilities denominated in
         foreign currencies.................................       (3)         (1)        86           --      10,462         --
                                                               ------     -------    -------      -------     -------    -------
   Net change in unrealized appreciation (depreciation).....    3,484      17,889     (4,134)      (8,525)     55,636      4,051
                                                               ------     -------    -------      -------     -------    -------
   Net gain (loss) on investments...........................    8,924      17,701     (4,330)      18,715      64,266     28,155
                                                               ------     -------    -------      -------     -------    -------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................   $8,856     $18,160    $ 5,734      $17,888     $65,460    $29,188
                                                               ======     =======    =======      =======     =======    =======

--------------------------------------------------------------------------------
(1) Commenced operations on January 4, 1999.

See Notes to Financial Statements.

  -----------------------------------------------------------------------------------------------
                                             PORTFOLIO
  -----------------------------------------------------------------------------------------------
     AST           AST            AST                               AST        AST
  AMERICAN      AMERICAN        T. ROWE       AST        AST       LORD      BANKERS       AST
   CENTURY       CENTURY      PRICE SMALL   MARSICO    COHEN &    ABBETT      TRUST      KEMPER
  STRATEGIC   INTERNATIONAL     COMPANY     CAPITAL    STEERS    SMALL CAP   ENHANCED   SMALL-CAP
  BALANCED       GROWTH          VALUE       GROWTH    REALTY      VALUE       500      GROWTH(1)
  ---------   -------------   -----------   --------   -------   ---------   --------   ---------
   $ 1,465       $  105         $   229     $  1,214   $   51     $   79     $   699     $ 1,043
       520          813           2,118        2,867    1,242        134       2,288          42
   -------       ------         -------     --------   -------    ------     -------     -------
     1,985          918           2,347        4,081    1,293        213       2,987       1,085
   -------       ------         -------     --------   -------    ------     -------     -------
       558          432           1,253        3,680      228        221       1,168         874
        66           43             139          409       23         23         195          92
        66           50             123          208       25         38          78          66
        12           98              20           20        6         12          55           4
         1            1               4           11        1          1           5           2
         1            1               2            5       --         --           2           1
        --           --               1            3       --         --           1           1
         2           11               3            5        2          2          11           1
   -------       ------         -------     --------   -------    ------     -------     -------
       706          636           1,545        4,341      285        297       1,515       1,041
        --           --              --           --       --         --          42          --
   -------       ------         -------     --------   -------    ------     -------     -------
       706          636           1,545        4,341      285        297       1,557       1,041
   -------       ------         -------     --------   -------    ------     -------     -------
     1,279          282             802         (260)   1,008        (84)      1,430          44
   -------       ------         -------     --------   -------    ------     -------     -------
    11,244        3,215             969        8,279   (1,458)     1,300      17,673      (2,800)
        26          615              --           --       --         --          --          --
        --           --              --           --       --         --       6,920          --
        --           --              --           --       --         --          --          --
   -------       ------         -------     --------   -------    ------     -------     -------
    11,270        3,830             969        8,279   (1,458)     1,300      24,593      (2,800)
   -------       ------         -------     --------   -------    ------     -------     -------
    (3,962)       1,949          17,632       93,135    3,269      4,909      15,112      55,821
        --           --              --           --       --         --       3,216          --
        --           --              --           --       --         --          --          --
        --           --              --           --       --         --          --          --
       (18)          65              --           --       --         --          --          --
   -------       ------         -------     --------   -------    ------     -------     -------
    (3,980)       2,014          17,632       93,135    3,269      4,909      18,328      55,821
   -------       ------         -------     --------   -------    ------     -------     -------
     7,290        5,844          18,601      101,414    1,811      6,209      42,921      53,021
   -------       ------         -------     --------   -------    ------     -------     -------
   $ 8,569       $6,126         $19,403     $101,154   $2,819     $6,125     $44,351     $53,065
   =======       ======         =======     ========   =======    ======     =======     =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                  --------------------------------------------------------------------------
                                                                                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                     AST AIM INTERNATIONAL EQUITY         AST LORD ABBETT GROWTH AND INCOME
                                                  ----------------------------------      ----------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                   JUNE 30, 1999        DECEMBER 31,       JUNE 30, 1999        DECEMBER 31,
                                                    (UNAUDITED)             1998            (UNAUDITED)             1998
                                                  ----------------      ------------      ----------------      ------------
FROM OPERATIONS
    Net investment income (loss)..............       $   1,661           $   3,273           $    7,402          $   13,889
    Net realized gain (loss) on investments...          93,828              35,882               81,763              64,048
    Net change in unrealized appreciation
      (depreciation) on investments...........         (45,437)             42,465               81,703              47,175
                                                     ---------           ---------           ----------          ----------
      Net Increase (Decrease) in Net Assets
         from Operations......................          50,052              81,620              170,868             125,112
                                                     ---------           ---------           ----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income.......................              --             (13,084)             (13,889)            (11,541)
    Distributions to shareholders from capital
      gains...................................         (40,173)            (38,174)             (65,834)            (50,708)
                                                     ---------           ---------           ----------          ----------
      Total Dividends and Distributions to
         Shareholders.........................         (40,173)            (51,258)             (79,723)            (62,249)
                                                     ---------           ---------           ----------          ----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................         230,378             185,700              426,288             270,381
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................          40,173              51,257               79,723              62,249
    Cost of shares redeemed...................        (255,224)           (182,128)            (281,459)           (150,570)
                                                     ---------           ---------           ----------          ----------
      Increase (Decrease) in Net Assets from
         Capital Share Transactions...........          15,327              54,829              224,552             182,060
                                                     ---------           ---------           ----------          ----------
         Total Increase (Decrease) in Net
           Assets.............................          25,206              85,191              315,697             244,923
NET ASSETS
    Beginning of Period.......................         497,461             412,270            1,181,909             936,986
                                                     ---------           ---------           ----------          ----------
    End of Period.............................       $ 522,667           $ 497,461           $1,497,606          $1,181,909
                                                     =========           =========           ==========          ==========
SHARES ISSUED AND REDEEMED
    Shares sold...............................          10,284               8,691               19,269              13,210
    Shares issued in reinvestment of dividends
      and distributions.......................           1,887               2,483                3,891               3,057
    Shares redeemed...........................         (11,343)             (8,600)             (13,030)             (7,400)
                                                     ---------           ---------           ----------          ----------
      Net Increase (Decrease) in Shares
         Outstanding..........................             828               2,574               10,130               8,867
                                                     =========           =========           ==========          ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
                                             PORTFOLIO
---------------------------------------------------------------------------------------------------
                                                                         AST NEUBERGER BERMAN
       AST JANCAP GROWTH                 AST MONEY MARKET                    MID-CAP VALUE
-------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,
  (UNAUDITED)          1998         (UNAUDITED)          1998         (UNAUDITED)          1998
----------------   ------------   ----------------   ------------   ----------------   ------------
  $       349       $    3,392      $    27,569      $    46,464       $   1,172        $   3,830
      407,228          125,145                8              106          26,317            7,804
      187,290        1,055,349               --               --          17,347          (11,166)
  -----------       ----------      -----------      -----------       ---------        ---------
      594,867        1,183,886           27,577           46,570          44,836              468
  -----------       ----------      -----------      -----------       ---------        ---------
           --           (5,171)         (27,569)         (46,464)         (3,830)          (4,404)
     (130,343)         (82,896)            (106)             (61)         (6,008)         (16,269)
  -----------       ----------      -----------      -----------       ---------        ---------
     (130,343)         (88,067)         (27,675)         (46,525)         (9,838)         (20,673)
  -----------       ----------      -----------      -----------       ---------        ---------
    1,617,664        1,505,748        4,127,196        3,991,163         591,490          190,527
      130,343           88,067           26,316           45,987           9,838           20,673
   (1,106,566)        (945,578)      (3,782,861)      (3,829,350)       (102,629)        (120,170)
  -----------       ----------      -----------      -----------       ---------        ---------
      641,441          648,237          370,651          207,800         498,699           91,030
  -----------       ----------      -----------      -----------       ---------        ---------
    1,105,965        1,744,056          370,553          207,845         533,697           70,825
    3,255,658        1,511,602          967,733          759,888         271,968          201,143
  -----------       ----------      -----------      -----------       ---------        ---------
  $ 4,361,623       $3,255,658      $ 1,338,286      $   967,733       $ 805,665        $ 271,968
  ===========       ==========      ===========      ===========       =========        =========
       39,625           53,163        4,127,196        3,991,163          42,946           14,882
        3,397            3,601           26,316           45,987             787            1,531
      (27,939)         (34,087)      (3,782,861)      (3,829,350)         (7,652)          (9,030)
  -----------       ----------      -----------      -----------       ---------        ---------
       15,083           22,677          370,651          207,800          36,081            7,383
  ===========       ==========      ===========      ===========       =========        =========

                  -------------------------------
                             PORTFOLIO
                  -------------------------------

                         AST AIM BALANCED
                  -------------------------------
                  SIX MONTHS ENDED    YEAR ENDED
                   JUNE 30, 1999     DECEMBER 31,
                    (UNAUDITED)          1998
                  ----------------   ------------
                      $  4,738         $  9,873
                        34,921           31,535
                       (12,562)           4,938
                      --------         --------
                        27,097           46,346
                      --------         --------
                        (9,982)          (9,278)
                       (33,245)         (21,696)
                      --------         --------
                       (43,227)         (30,974)
                      --------         --------
                        26,982           35,841
                        43,227           30,974
                       (33,766)         (30,443)
                      --------         --------
                        36,443           36,372
                      --------         --------
                        20,313           51,744
                       409,335          357,591
                      --------         --------
                      $429,648         $409,335
                      ========         ========
                         2,034            2,666
                         3,442            2,361
                        (2,517)          (2,282)
                      --------         --------
                         2,959            2,745
                      ========         ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                  --------------------------------------------------------------------------
                                                                                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  AST T. ROWE PRICE
                                                       AST FEDERATED HIGH YIELD                    ASSET ALLOCATION
                                                  ----------------------------------      ----------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                   JUNE 30, 1999        DECEMBER 31,       JUNE 30, 1999        DECEMBER 31,
                                                    (UNAUDITED)             1998            (UNAUDITED)             1998
                                                  ----------------      ------------      ----------------      ------------
FROM OPERATIONS
    Net investment income (loss)..............       $  28,024           $  46,298            $  5,218            $  7,245
    Net realized gain (loss) on investments...            (659)              4,047               1,927                 214
    Net change in unrealized appreciation
      (depreciation) on investments...........         (11,946)            (38,540)             11,171              38,790
                                                     ---------           ---------            --------            --------
      Net Increase (Decrease) in Net Assets
         from Operations......................          15,419              11,805              18,316              46,249
                                                     ---------           ---------            --------            --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income.......................         (46,298)            (27,616)             (7,355)             (4,836)
    Distributions to shareholders from capital
      gains...................................          (4,074)             (1,507)               (104)               (930)
                                                     ---------           ---------            --------            --------
      Total Dividends and Distributions to
         Shareholders.........................         (50,372)            (29,123)             (7,459)             (5,766)
                                                     ---------           ---------            --------            --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................         178,678             347,227              86,486             103,937
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................          50,372              29,123               7,459               5,767
    Cost of shares redeemed...................        (142,296)           (197,772)            (29,665)            (19,065)
                                                     ---------           ---------            --------            --------
      Increase (Decrease) in Net Assets from
         Capital Share Transactions...........          86,754             178,578              64,280              90,639
                                                     ---------           ---------            --------            --------
         Total Increase (Decrease) in Net
           Assets.............................          51,801             161,260              75,137             131,122
NET ASSETS
    Beginning of Period.......................         595,680             434,420             344,197             213,075
                                                     ---------           ---------            --------            --------
    End of Period.............................       $ 647,481           $ 595,680            $419,334            $344,197
                                                     =========           =========            ========            ========
SHARES ISSUED AND REDEEMED
    Shares sold...............................          14,430              27,343               4,920               6,425
    Shares issued in reinvestment of dividends
      and distributions.......................           4,212               2,302                 438                 371
    Shares redeemed...........................         (11,712)            (15,704)             (1,699)             (1,181)
                                                     ---------           ---------            --------            --------
      Net Increase (Decrease) in Shares
         Outstanding..........................           6,930              13,941               3,659               5,615
                                                     =========           =========            ========            ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

    ---------------------------------------------------------------------------------------------------
                                                 PORTFOLIO
    ---------------------------------------------------------------------------------------------------

      AST PIMCO TOTAL RETURN BOND        AST INVESCO EQUITY INCOME        AST JANUS SMALL-CAP GROWTH
    -------------------------------   -------------------------------   -------------------------------
    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
     JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,
      (UNAUDITED)          1998         (UNAUDITED)          1998         (UNAUDITED)          1998
    ----------------   ------------   ----------------   ------------   ----------------   ------------
       $  25,199        $  38,448        $   8,886        $  15,417        $  (1,214)       $  (1,352)
         (21,212)          33,856           29,084           24,041           39,942           (5,942)
         (17,985)          (6,318)          53,252           50,324           50,722           21,943
       ---------        ---------        ---------        ---------        ---------        ---------
         (13,998)          65,986           91,222           89,782           89,450           14,649
       ---------        ---------        ---------        ---------        ---------        ---------
         (40,382)         (26,514)         (15,473)         (12,093)              --               --
         (29,828)         (12,394)         (23,985)         (30,573)              --          (12,821)
       ---------        ---------        ---------        ---------        ---------        ---------
         (70,210)         (38,908)         (39,458)         (42,666)              --          (12,821)
       ---------        ---------        ---------        ---------        ---------        ---------
         253,511          443,436          209,519          341,838          242,935          112,086
          70,210           38,909           39,458           42,666               --           12,821
        (141,863)        (185,026)        (133,954)        (202,243)        (142,638)        (119,146)
       ---------        ---------        ---------        ---------        ---------        ---------
         181,858          297,319          115,023          182,261          100,297            5,761
       ---------        ---------        ---------        ---------        ---------        ---------
          97,650          324,397          166,787          229,377          189,747            7,589
         896,497          572,100          831,482          602,105          285,847          278,258
       ---------        ---------        ---------        ---------        ---------        ---------
       $ 994,147        $ 896,497        $ 998,269        $ 831,482        $ 475,594        $ 285,847
       =========        =========        =========        =========        =========        =========
          22,493           38,021           11,763           20,510           12,298            7,069
           6,394            3,502            2,329            2,613               --              706
         (12,707)         (15,740)          (7,520)         (12,079)          (7,449)          (7,164)
       ---------        ---------        ---------        ---------        ---------        ---------
          16,180           25,783            6,572           11,044            4,849              611
       =========        =========        =========        =========        =========        =========

     -------------------------------
                PORTFOLIO
     -------------------------------
            AST T. ROWE PRICE
          INTERNATIONAL EQUITY
     -------------------------------
     SIX MONTHS ENDED    YEAR ENDED
      JUNE 30, 1999     DECEMBER 31,
       (UNAUDITED)          1998
     ----------------   ------------
        $   2,735        $   2,796
           19,153           23,255
           (7,428)          39,900
        ---------        ---------
           14,460           65,951
        ---------        ---------
           (3,235)          (5,390)
          (21,765)          (8,769)
        ---------        ---------
          (25,000)         (14,159)
        ---------        ---------
          391,735          376,940
           25,000           14,158
         (425,228)        (435,185)
        ---------        ---------
           (8,493)         (44,087)
        ---------        ---------
          (19,033)           7,705
          472,161          464,456
        ---------        ---------
        $ 453,128        $ 472,161
        =========        =========
           30,425           29,768
            2,034            1,115
          (32,868)         (34,036)
        ---------        ---------
             (409)          (3,153)
        =========        =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                  ----------------------------------------------------------------------------
                                                                                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   AST NEUBERGER BERMAN
                                                  AST T. ROWE PRICE INTERNATIONAL BOND                MID-CAP GROWTH
                                                  ------------------------------------      ----------------------------------
                                                  SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                                    JUNE 30, 1999        DECEMBER 31,        JUNE 30, 1999        DECEMBER 31,
                                                     (UNAUDITED)             1998             (UNAUDITED)             1998
                                                  -----------------      -------------      ----------------      ------------
FROM OPERATIONS
    Net investment income (loss)..............        $  2,699             $  6,722            $    (916)          $    (717)
    Net realized gain (loss) on investments...          (1,544)               4,529              (10,976)             19,756
    Net change in unrealized appreciation
      (depreciation) on investments...........         (16,719)               8,056               18,373              28,800
                                                      --------             --------            ---------           ---------
      Net Increase (Decrease) in Net Assets
         from Operations......................         (15,564)              19,307                6,481              47,839
                                                      --------             --------            ---------           ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income.......................          (9,278)                (440)                  --                (122)
    Distributions to shareholders from capital
      gains...................................          (2,979)              (1,035)             (19,893)            (34,532)
                                                      --------             --------            ---------           ---------
      Total Dividends and Distributions to
         Shareholders.........................         (12,257)              (1,475)             (19,893)            (34,654)
                                                      --------             --------            ---------           ---------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................          25,421               34,101              115,925             183,164
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................          12,257                1,475               19,893              34,654
    Cost of shares redeemed...................          (9,934)             (35,843)            (115,350)           (154,261)
                                                      --------             --------            ---------           ---------
      Increase (Decrease) in Net Assets from
         Capital Share Transactions...........          27,744                 (267)              20,468              63,557
                                                      --------             --------            ---------           ---------
         Total Increase (Decrease) in Net
           Assets.............................             (77)              17,565                7,056              76,742
NET ASSETS
    Beginning of Period.......................         147,973              130,408              261,792             185,050
                                                      --------             --------            ---------           ---------
    End of Period.............................        $147,896             $147,973            $ 268,848           $ 261,792
                                                      ========             ========            =========           =========
SHARES ISSUED AND REDEEMED
    Shares sold...............................           2,529                3,207                7,213              11,663
    Shares issued in reinvestment of dividends
      and distributions.......................           1,233                  144                1,303               2,141
    Shares redeemed...........................            (976)              (3,340)              (7,233)             (9,777)
                                                      --------             --------            ---------           ---------
      Net Increase (Decrease) in Shares
         Outstanding..........................           2,786                   11                1,283               4,027
                                                      ========             ========            =========           =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
                                             PORTFOLIO
---------------------------------------------------------------------------------------------------
                                         AST T. ROWE PRICE                 AST PIMCO LIMITED
     AST FOUNDERS PASSPORT               NATURAL RESOURCES                   MATURITY BOND
-------------------------------   -------------------------------   -------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,
  (UNAUDITED)          1998         (UNAUDITED)          1998         (UNAUDITED)          1998
----------------   ------------   ----------------   ------------   ----------------   ------------
    $    (68)       $     393         $    459         $  1,098         $ 10,064        $  18,063
       5,440               71             (188)           8,533             (196)           1,116
       3,484           12,484           17,889          (20,469)          (4,134)          (1,794)
    --------        ---------         --------         --------         --------        ---------
       8,856           12,948           18,160          (10,838)           5,734           17,385
    --------        ---------         --------         --------         --------        ---------
        (228)            (249)          (1,048)          (1,033)         (18,691)         (14,378)
        (256)              --           (8,637)          (6,254)              --               --
    --------        ---------         --------         --------         --------        ---------
        (484)            (249)          (9,685)          (7,287)         (18,691)         (14,378)
    --------        ---------         --------         --------         --------        ---------
      34,395          111,816           51,447           23,994           85,613          169,835
         484              249            9,685            7,287           18,691           14,379
     (56,362)        (122,705)         (41,984)         (50,984)         (56,469)        (126,156)
    --------        ---------         --------         --------         --------        ---------
     (21,483)         (10,640)          19,148          (19,703)          47,835           58,058
    --------        ---------         --------         --------         --------        ---------
     (13,111)           2,059           27,623          (37,828)          34,878           61,065
     119,997          117,938           74,126          111,954          349,707          288,642
    --------        ---------         --------         --------         --------        ---------
    $106,886        $ 119,997         $101,749         $ 74,126         $384,585        $ 349,707
    ========        =========         ========         ========         ========        =========
       2,543            8,699            4,246            1,743            8,025           15,604
          38               20              988              527            1,783            1,360
      (4,172)          (9,531)          (3,525)          (3,762)          (5,214)         (11,604)
    --------        ---------         --------         --------         --------        ---------
      (1,591)            (812)           1,709           (1,492)           4,594            5,360
    ========        =========         ========         ========         ========        =========

----------------  -------------------------------
                             PORTFOLIO
                  -------------------------------
                          AST OPPENHEIMER
                         LARGE-CAP GROWTH
                  -------------------------------
                  SIX MONTHS ENDED    YEAR ENDED
                   JUNE 30, 1999     DECEMBER 31,
                    (UNAUDITED)          1998
                  ----------------   ------------
                      $   (827)       $  (1,873)
                        27,240           38,928
                        (8,525)          27,050
                      --------        ---------
                        17,888           64,105
                      --------        ---------
                            --               --
                       (33,503)              --
                      --------        ---------
                       (33,503)              --
                      --------        ---------
                        20,450          115,467
                        33,503               --
                       (60,750)        (114,296)
                      --------        ---------
                        (6,797)           1,171
                      --------        ---------
                       (22,412)          65,276
                       300,924          235,648
                      --------        ---------
                      $278,512        $ 300,924
                      ========        =========
                         1,415            8,359
                         2,396               --
                        (4,159)          (8,303)
                      --------        ---------
                          (348)              56
                      ========        =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                  --------------------------------------------------------------------------
                                                                                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 AST AMERICAN CENTURY
                                                      AST JANUS OVERSEAS GROWTH                    INCOME & GROWTH
                                                  ----------------------------------      ----------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                   JUNE 30, 1999        DECEMBER 31,       JUNE 30, 1999        DECEMBER 31,
                                                    (UNAUDITED)             1998            (UNAUDITED)             1998
                                                  ----------------      ------------      ----------------      ------------
FROM OPERATIONS
    Net investment income (loss)..............       $   1,194           $   1,404            $  1,033            $  1,630
    Net realized gain (loss) on investments...           8,630             (25,436)             24,104               8,830
    Net change in unrealized appreciation
      (depreciation) on investments...........          55,636              75,820               4,051               6,641
                                                     ---------           ---------            --------            --------
      Net Increase (Decrease) in Net Assets
         from Operations......................          65,460              51,788              29,188              17,101
                                                     ---------           ---------            --------            --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income.......................              --              (1,265)             (1,630)               (686)
    Distributions to shareholders from capital
      gains...................................              --                  --              (9,176)             (1,892)
                                                     ---------           ---------            --------            --------
      Total Dividends and Distributions to
         Shareholders.........................              --              (1,265)            (10,806)             (2,578)
                                                     ---------           ---------            --------            --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................         572,767             627,893              45,574              79,616
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................              --               1,265              10,806               2,578
    Cost of shares redeemed...................        (436,824)           (328,180)            (21,993)            (24,284)
                                                     ---------           ---------            --------            --------
      Increase (Decrease) in Net Assets from
         Capital Share Transactions...........         135,943             300,978              34,387              57,910
                                                     ---------           ---------            --------            --------
         Total Increase (Decrease) in Net
           Assets.............................         201,403             351,501              52,769              72,433
NET ASSETS
    Beginning of Period.......................         607,206             255,705             189,871             117,438
                                                     ---------           ---------            --------            --------
    End of Period.............................       $ 808,609           $ 607,206            $242,640            $189,871
                                                     =========           =========            ========            ========
SHARES ISSUED AND REDEEMED
    Shares sold...............................          39,852              47,356               3,324               6,243
    Shares issued in reinvestment of dividends
      and distributions.......................              --                  98                 844                 202
    Shares redeemed...........................         (30,571)            (24,800)             (1,605)             (1,954)
                                                     ---------           ---------            --------            --------
      Net Increase (Decrease) in Shares
         Outstanding..........................           9,281              22,654               2,563               4,491
                                                     =========           =========            ========            ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------
                                                         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY STRATEGIC BALANCED   AST AMERICAN CENTURY INTERNATIONAL GROWTH   AST T. ROWE PRICE SMALL COMPANY VALUE
---------------------------------------   -----------------------------------------   -------------------------------------
  SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
   JUNE 30, 1999         DECEMBER 31,         JUNE 30, 1999         DECEMBER 31,         JUNE 30, 1999       DECEMBER 31,
    (UNAUDITED)              1998              (UNAUDITED)              1998              (UNAUDITED)            1998
--------------------   ----------------   ---------------------   -----------------   -------------------   ---------------
         1,279              $   861             $    282               $    59             $    802            $  2,513
        11,270                  245                3,830                (1,418)                 969                (545)
        (3,980)              10,684                2,014                 6,892               17,632             (38,214)
      --------              -------             --------               -------             --------            --------
         8,569               11,790                6,126                 5,533               19,403             (36,246)
      --------              -------             --------               -------             --------            --------
          (936)                (233)                  --                   (66)              (2,399)               (946)
           (24)                  --                 (597)                   --                   --              (1,025)
      --------              -------             --------               -------             --------            --------
          (960)                (233)                (597)                  (66)              (2,399)             (1,971)
      --------              -------             --------               -------             --------            --------
        78,123               56,082               55,411                91,526               78,378             223,838
           960                  233                  597                    66                2,399               1,971
        (3,441)              (5,776)             (40,942)              (52,451)             (81,641)            (83,416)
      --------              -------             --------               -------             --------            --------
        75,642               50,539               15,066                39,141                 (864)            142,393
      --------              -------             --------               -------             --------            --------
        83,251               62,096               20,595                44,608               16,140             104,176
        91,043               28,947               77,733                33,125              304,072             199,896
      --------              -------             --------               -------             --------            --------
      $174,294              $91,043             $ 98,328               $77,733             $320,212            $304,072
      ========              =======             ========               =======             ========            ========
         5,577                4,561                3,935                 6,818                7,039              17,995
            69                   20                   44                     5                  233                 146
          (245)                (469)              (2,919)               (4,008)              (7,402)             (7,075)
      --------              -------             --------               -------             --------            --------
         5,401                4,112                1,060                 2,815                 (130)             11,066
      ========              =======             ========               =======             ========            ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                  --------------------------------------------------------------------------
                                                                                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                      AST MARSICO CAPITAL GROWTH              AST COHEN & STEERS REALTY
                                                  ----------------------------------      ----------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                   JUNE 30, 1999        DECEMBER 31,       JUNE 30, 1999        DECEMBER 31,
                                                    (UNAUDITED)             1998            (UNAUDITED)           1998(1)
                                                  ----------------      ------------      ----------------      ------------
FROM OPERATIONS
    Net investment income (loss)..............       $     (260)         $     429            $ 1,008             $ 1,087
    Net realized gain (loss) on investments...            8,279             (6,211)            (1,458)               (679)
    Net change in unrealized appreciation
      (depreciation) on investments...........           93,135             86,973              3,269              (4,597)
                                                     ----------          ---------            -------             -------
      Net Increase (Decrease) in Net Assets
         from Operations......................          101,154             81,191              2,819              (4,189)
                                                     ----------          ---------            -------             -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends to shareholders from net
      investment income.......................             (400)                (6)              (956)                 --
    Distributions to shareholders from capital
      gains...................................             (476)                --                 --                  --
                                                     ----------          ---------            -------             -------
      Total Dividends and Distributions to
         Shareholders.........................             (876)                (6)              (956)                 --
                                                     ----------          ---------            -------             -------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................          435,522            609,599             38,400              43,323
    Net asset value of shares issued in
      reinvestment of dividends and
      distributions...........................              876                  6                956                  --
    Cost of shares redeemed...................          (70,870)          (103,123)            (9,081)             (6,109)
                                                     ----------          ---------            -------             -------
      Increase (Decrease) in Net Assets from
         Capital Share Transactions...........          365,528            506,482             30,275              37,214
                                                     ----------          ---------            -------             -------
         Total Increase (Decrease) in Net
           Assets.............................          465,806            587,667             32,138              33,025
NET ASSETS
    Beginning of Period.......................          594,966              7,299             33,025                  --
                                                     ----------          ---------            -------             -------
    End of Period.............................       $1,060,772          $ 594,966            $65,163             $33,025
                                                     ==========          =========            =======             =======
SHARES ISSUED AND REDEEMED
    Shares sold...............................           28,446             49,747              4,383               4,659
    Shares issued in reinvestment of dividends
      and distributions.......................               59                  1                116                  --
    Shares redeemed...........................           (4,646)            (8,577)            (1,043)               (730)
                                                     ----------          ---------            -------             -------
      Net Increase (Decrease) in Shares
         Outstanding..........................           23,859             41,171              3,456               3,929
                                                     ==========          =========            =======             =======

--------------------------------------------------------------------------------

(1) Commenced operations on January 2, 1998.
(2) Commenced operations on January 4, 1999.

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
                                           PORTFOLIO
-----------------------------------------------------------------------------------------------
AST LORD ABBETT SMALL CAP VALUE   AST BANKERS TRUST ENHANCED 500    AST KEMPER SMALL-CAP GROWTH
-------------------------------   -------------------------------   ---------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED         SIX MONTHS ENDED
 JUNE 30, 1999     DECEMBER 31,    JUNE 30, 1999     DECEMBER 31,          JUNE 30, 1999
  (UNAUDITED)        1998(1)        (UNAUDITED)        1998(1)            (UNAUDITED)(2)
----------------   ------------   ----------------   ------------   ---------------------------
    $    (84)        $    (45)       $   1,430        $   1,358              $     44
       1,300           (2,539)          24,593            3,968                (2,800)
       4,909              530           18,328           28,613                55,821
    --------         --------        ---------        ---------              --------
       6,125           (2,054)          44,351           33,939                53,065
    --------         --------        ---------        ---------              --------
          --               --           (1,358)              --                    --
          --               --           (9,219)              --                    --
    --------         --------        ---------        ---------              --------
          --               --          (10,577)              --                    --
    --------         --------        ---------        ---------              --------
      48,118           55,415          334,051          399,894               622,222
          --               --           10,577               --                    --
     (24,976)         (11,573)        (162,857)        (144,282)              (71,189)
    --------         --------        ---------        ---------              --------
      23,142           43,842          181,771          255,612               551,033
    --------         --------        ---------        ---------              --------
      29,267           41,788          215,545          289,551               604,098
      41,788               --          289,551               --                    --
    --------         --------        ---------        ---------              --------
    $ 71,055         $ 41,788        $ 505,096        $ 289,551              $604,098
    ========         ========        =========        =========              ========
       4,693            5,384           25,630           35,658                70,285
          --               --              847               --                    --
      (2,447)          (1,203)         (12,419)         (13,000)               (7,917)
    --------         --------        ---------        ---------              --------
       2,246            4,181           14,058           22,658                62,368
    ========         ========        =========        =========              ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------------------
                                                         INCREASE (DECREASE) FROM
                                                          INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                  --------------------------------------   -------------------------------------
                                      NET ASSET      NET
                                        VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                            PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
        PORTFOLIO           ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST AIM                    06/30/99*   $22.67      $  0.08       $  2.06       $  2.14      $     --    $  (1.85)    $  (1.85)
  International Equity     12/31/98     21.29         0.20          3.81          4.01         (0.67)      (1.96)       (2.63)
                           12/31/97     19.22         0.36          2.96          3.32         (0.30)      (0.95)       (1.25)
                           12/31/96     18.20         0.16          1.55          1.71         (0.32)      (0.37)       (0.69)
                           12/31/95     17.61         0.14          1.44          1.58            --       (0.99)       (0.99)
                           12/31/94     17.34         0.10          0.36          0.46         (0.03)      (0.16)       (0.19)
AST Lord Abbett            06/30/99*   $21.68      $  0.11       $  2.83       $  2.94      $  (0.25)   $  (1.20)    $  (1.45)
  Growth and Income        12/31/98     20.53         0.25          2.23          2.48         (0.25)      (1.08)       (1.33)
                           12/31/97     17.17         0.24          3.76          4.00         (0.23)      (0.41)       (0.64)
                           12/31/96     14.98         0.23          2.48          2.71         (0.17)      (0.35)       (0.52)
                           12/31/95     12.00         0.16          3.22          3.38         (0.20)      (0.20)       (0.40)
                           12/31/94     12.06         0.20          0.06          0.26         (0.12)      (0.20)       (0.32)
AST JanCap Growth          06/30/99*   $37.00      $    --       $  6.81       $  6.81      $     --    $  (1.49)    $  (1.49)
                           12/31/98     23.15         0.04         15.10         15.14         (0.08)      (1.21)       (1.29)
                           12/31/97     18.79         0.06          5.16          5.22         (0.05)      (0.81)       (0.86)
                           12/31/96     15.40         0.02          4.19          4.21         (0.02)      (0.80)       (0.82)
                           12/31/95     11.22         0.06          4.18          4.24         (0.06)         --        (0.06)
                           12/31/94     11.78         0.06         (0.59)        (0.53)        (0.03)         --        (0.03)
AST Money Market           06/30/99*   $ 1.00      $0.0219       $    --       $0.0219      $(0.0219)   $     --     $(0.0219)
                           12/31/98      1.00       0.0502        0.0002        0.0504       (0.0502)    (0.0002)     (0.0504)
                           12/31/97      1.00       0.0507        0.0002        0.0509       (0.0507)    (0.0002)     (0.0509)
                           12/31/96      1.00       0.0492        0.0005        0.0497       (0.0492)    (0.0005)     (0.0497)
                           12/31/95      1.00       0.0494            --        0.0494       (0.0494)         --      (0.0494)
                           12/31/94      1.00       0.0367        0.0002        0.0369       (0.0367)    (0.0002)     (0.0369)
AST Neuberger Berman       06/30/99*   $13.16      $  0.03       $  1.50       $  1.53      $  (0.19)   $  (0.30)    $  (0.49)
  Mid-Cap Value            12/31/98     15.15         0.21         (0.52)        (0.31)        (0.36)      (1.32)       (1.68)
                           12/31/97     12.83         0.32          2.87          3.19         (0.36)      (0.51)       (0.87)
                           12/31/96     11.94         0.36          0.97          1.33         (0.44)         --        (0.44)
                           12/31/95      9.87         0.40          2.09          2.49         (0.42)         --        (0.42)
                           12/31/94     10.79         0.46         (1.20)        (0.74)        (0.16)      (0.02)       (0.18)
AST AIM Balanced           06/30/99*   $14.13      $  0.15       $  0.69       $  0.84      $  (0.35)   $  (1.16)    $  (1.51)
                           12/31/98     13.64         0.34          1.31          1.65         (0.35)      (0.81)       (1.16)
                           12/31/97     13.19         0.33          1.85          2.18         (0.31)      (1.42)       (1.73)
                           12/31/96     12.53         0.32          1.02          1.34         (0.25)      (0.43)       (0.68)
                           12/31/95     10.49         0.26          2.06          2.32         (0.28)         --        (0.28)
                           12/31/94     10.57         0.27         (0.26)         0.01         (0.07)      (0.02)       (0.09)

-------------------------  ---------

                           NET ASSET
                             VALUE
                              END
        PORTFOLIO          OF PERIOD
-------------------------  ---------
AST AIM                     $22.96
  International Equity       22.67
                             21.29
                             19.22
                             18.20
                             17.61
AST Lord Abbett             $23.17
  Growth and Income          21.68
                             20.53
                             17.17
                             14.98
                             12.00
AST JanCap Growth           $42.32
                             37.00
                             23.15
                             18.79
                             15.40
                             11.22
AST Money Market            $ 1.00
                              1.00
                              1.00
                              1.00
                              1.00
                              1.00
AST Neuberger Berman        $14.20
  Mid-Cap Value              13.16
                             15.15
                             12.83
                             11.94
                              9.87
AST AIM Balanced            $13.46
                             14.13
                             13.64
                             13.19
                             12.53
                             10.49

--------------------------------------------------------------------------------

(1)  Annualized.
 *   Unaudited.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                RATIO OF EXPENSES           RATIOS OF NET INVESTMENT INCOME
            SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    ----------------------------------   --------------------------------   --------------------------------
                                         AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
             NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
    TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    ------   -------------   ---------   --------------   ---------------   --------------   ---------------
     10.09%   $  522,667       125%           1.11%(1)         1.11%(1)          0.66%(1)          0.66%(1)
     20.10%      497,461       117%           1.13%            1.13%             0.69%             0.69%
     18.15%      412,270       116%           1.15%            1.15%             1.04%             1.04%
      9.65%      346,211       124%           1.16%            1.26%             0.88%             0.78%
     10.00%      268,056        59%           1.17%            1.27%             0.88%             0.78%
      2.64%      238,050        49%           1.22%            1.32%             0.55%             0.46%
     14.46%   $1,497,606        36%           0.89%(1)         0.90%(1)          1.16%(1)          1.15%(1)
     12.48%    1,181,909        78%           0.91%            0.91%             1.32%             1.31%
     23.92%      936,986        41%           0.93%            0.93%             1.60%             1.60%
     18.56%      530,497        43%           0.97%            0.97%             1.92%             1.92%
     28.91%      288,749        50%           0.99%            0.99%             2.50%             2.50%
      2.22%       92,050        60%           1.06%            1.06%             2.45%             2.45%
     18.82%   $4,361,623        20%           0.99%(1)         1.03%(1)          0.02%(1)         (0.02%)(1)
     68.26%    3,255,658        42%           1.02%            1.04%             0.16%             0.13%
     28.66%    1,511,563        94%           1.07%            1.08%             0.24%             0.23%
     28.36%      892,324        79%           1.10%            1.10%             0.25%             0.25%
     37.98%      431,321       113%           1.12%            1.12%             0.51%             0.51%
     (4.51%)     245,645        94%           1.18%            1.18%             0.62%             0.62%
      2.21%   $1,338,286        N/A           0.60%(1)         0.60%(1)          4.40%(1)          4.40%(1)
      5.14%      967,733        N/A           0.60%            0.66%             4.99%             4.93%
      5.18%      759,888        N/A           0.60%            0.69%             5.06%             4.98%
      5.08%      549,470        N/A           0.60%            0.71%             4.87%             4.76%
      5.05%      344,225        N/A           0.60%            0.72%             5.38%             5.26%
      3.75%      288,588        N/A           0.64%            0.76%             3.90%             3.78%
     12.19%   $  805,665       100%           1.08%(1)         1.08%(1)          0.55%(1)          0.55%(1)
     (2.33%)     271,968       208%           1.05%            1.05%             1.83%             1.83%
     26.42%      201,143        91%           0.90%            0.90%             3.34%             3.34%
     11.53%      123,138        81%           0.93%            0.93%             3.14%             3.14%
     26.13%      107,399        71%           0.93%            0.93%             4.58%             4.58%
     (6.95%)      71,205        54%           0.99%            0.99%             5.11%             5.11%
      6.74%   $  429,648        98%           0.99%(1)         0.99%(1)          2.30%(1)          2.30%(1)
     12.86%      409,335       139%           1.00%            1.00%             2.55%             2.55%
     18.28%      357,591       170%           1.03%            1.03%             2.81%             2.81%
     11.23%      286,479       276%           0.94%            0.94%             2.66%             2.66%
     22.60%      255,206       161%           0.94%            0.94%             3.28%             3.28%
      0.09%      145,624        87%           0.99%            0.99%             3.08%             3.08%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------------------------------------
                                                       INCREASE (DECREASE) FROM
                                                        INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                --------------------------------------   -------------------------------------
                                    NET ASSET      NET
                                      VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                          PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
       PORTFOLIO          ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-----------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Federated            06/30/99*   $12.65       $ 0.44        $(0.11)       $ 0.33       $(0.91)     $(0.08)      $(0.99)
  High Yield             12/31/98     13.11         0.91         (0.57)         0.34        (0.76)      (0.04)       (0.80)
                         12/31/97     12.13         0.75          0.83          1.58        (0.54)      (0.06)       (0.60)
                         12/31/96     11.14         0.56          0.90          1.46        (0.47)         --        (0.47)
                         12/31/95      9.69         0.38          1.46          1.84        (0.39)         --        (0.39)
                         12/31/94(2)   10.00        0.55         (0.86)        (0.31)          --          --           --
AST T. Rowe Price        06/30/99*   $17.47       $ 0.21        $ 0.64        $ 0.85       $(0.36)     $(0.01)      $(0.37)
  Asset Allocation       12/31/98     15.13         0.35          2.38          2.73        (0.33)      (0.06)       (0.39)
                         12/31/97     13.27         0.33          2.03          2.36        (0.26)      (0.24)       (0.50)
                         12/31/96     12.01         0.27          1.28          1.55        (0.25)      (0.04)       (0.29)
                         12/31/95      9.94         0.26          2.02          2.28        (0.21)         --        (0.21)
                         12/31/94(2)   10.00        0.21         (0.27)        (0.06)          --          --           --
AST PIMCO Total          06/30/99*   $12.02       $ 0.26        $(0.43)       $(0.17)      $(0.52)     $(0.38)      $(0.90)
  Return Bond            12/31/98     11.72         0.49          0.56          1.05        (0.51)      (0.24)       (0.75)
                         12/31/97     11.11         0.48          0.58          1.06        (0.45)         --        (0.45)
                         12/31/96     11.34         0.46         (0.10)         0.36        (0.28)      (0.31)       (0.59)
                         12/31/95      9.75         0.25          1.55          1.80        (0.21)         --        (0.21)
                         12/31/94(2)   10.00        0.26         (0.51)        (0.25)          --          --           --
AST INVESCO              06/30/99*   $17.50       $ 0.16        $ 1.62        $ 1.78       $(0.32)     $(0.50)      $(0.82)
  Equity Income          12/31/98     16.51         0.31          1.81          2.12        (0.32)      (0.81)       (1.13)
                         12/31/97     13.99         0.31          2.84          3.15        (0.26)      (0.37)       (0.63)
                         12/31/96     12.50         0.27          1.79          2.06        (0.24)      (0.33)       (0.57)
                         12/31/95      9.75         0.25          2.65          2.90        (0.15)         --        (0.15)
                         12/31/94(2)   10.00        0.16         (0.41)        (0.25)          --          --           --
AST Janus                06/30/99*   $17.61       $(0.04)       $ 4.99        $ 4.95       $   --      $   --       $   --
  Small-Cap Growth       12/31/98     17.81        (0.08)         0.73          0.65           --       (0.85)       (0.85)
                         12/31/97     16.80        (0.05)         1.06          1.01           --          --           --
                         12/31/96     14.25        (0.03)         2.85          2.82           --       (0.27)       (0.27)
                         12/31/95     10.84        (0.04)         3.54          3.50        (0.09)         --        (0.09)
                         12/31/94(2)   10.00        0.11          0.73          0.84           --          --           --
AST T. Rowe Price        06/30/99*   $13.39       $ 0.08        $ 0.26        $ 0.34       $(0.10)     $(0.64)      $(0.74)
  International Equity   12/31/98     12.09         0.08          1.59          1.67        (0.14)      (0.23)       (0.37)
                         12/31/97     12.07         0.09          0.08          0.17        (0.07)      (0.08)       (0.15)
                         12/31/96     10.65         0.06          1.44          1.50        (0.08)         --        (0.08)
                         12/31/95      9.62         0.07          0.99          1.06        (0.01)      (0.02)       (0.03)
                         12/31/94(2)   10.00        0.02         (0.40)        (0.38)          --          --           --

-----------------------  ---------

                         NET ASSET
                           VALUE
                            END
       PORTFOLIO         OF PERIOD
-----------------------  ---------
AST Federated             $11.99
  High Yield               12.65
                           13.11
                           12.13
                           11.14
                            9.69
AST T. Rowe Price         $17.95
  Asset Allocation         17.47
                           15.13
                           13.27
                           12.01
                            9.94
AST PIMCO Total           $10.95
  Return Bond              12.02
                           11.72
                           11.11
                           11.34
                            9.75
AST INVESCO               $18.46
  Equity Income            17.50
                           16.51
                           13.99
                           12.50
                            9.75
AST Janus                 $22.56
  Small-Cap Growth         17.61
                           17.81
                           16.80
                           14.25
                           10.84
AST T. Rowe Price         $12.99
  International Equity     13.39
                           12.09
                           12.07
                           10.65
                            9.62

--------------------------------------------------------------------------------
(1) Annualized.
(2) Commenced operations on January 4, 1994.
 * Unaudited.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
            SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    ----------------------------------   --------------------------------   --------------------------------
                                         AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
             NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
    TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    ------   -------------   ---------   --------------   ---------------   --------------   ---------------
      2.60%    $647,481         13%           0.94%(1)         0.94%(1)          8.68%(1)          8.68%(1)
      2.61%     595,680         36%           0.95%            0.95%             8.64%             8.64%
     13.59%     434,420         28%           0.98%            0.98%             8.83%             8.83%
     13.58%     205,262         43%           1.03%            1.03%             8.02%             8.02%
     19.57%      83,692         30%           1.11%            1.11%             8.72%             8.72%
     (3.10%)     21,308         41%           1.15%(1)         1.34%(1)          9.06%(1)          8.87%(1)
      4.96%    $419,334         10%           1.07%(1)         1.07%(1)          2.79%(1)          2.79%(1)
     18.36%     344,197          8%           1.09%            1.09%             2.70%             2.70%
     18.40%     213,075         10%           1.13%            1.13%             2.95%             2.95%
     13.14%     120,149         31%           1.20%            1.20%             3.02%             3.02%
     23.36%      59,399         18%           1.25%            1.29%             3.53%             3.49%
     (0.60%)     23,463         32%           1.25%(1)         1.47%(1)          3.64%(1)          3.42%(1)
     (1.45%)   $994,147        132%           0.82%(1)         0.82%(1)          5.24%(1)          5.24%(1)
      9.46%     896,497        231%           0.83%            0.83%             5.24%             5.24%
      9.87%     572,100        320%           0.86%            0.86%             5.56%             5.56%
      3.42%     360,010        403%           0.89%            0.89%             5.38%             5.38%
     18.78%     225,335        124%           0.89%            0.89%             5.95%             5.95%
     (2.50%)     46,493        139%           1.02%(1)         1.02%(1)          5.57%(1)          5.57%(1)
     10.60%    $998,269         33%           0.91%(1)         0.91%(1)          1.99%(1)          1.99%(1)
     13.34%     831,482         67%           0.93%            0.93%             2.17%             2.17%
     23.33%     602,105         73%           0.95%            0.95%             2.54%             2.54%
     17.09%     348,680         58%           0.98%            0.98%             2.83%             2.83%
     30.07%     176,716         89%           0.98%            0.98%             3.34%             3.34%
     (2.50%)     65,201         63%           1.14%(1)         1.14%(1)          3.41%(1)          3.41%(1)
     28.11%    $475,594         93%           1.11%(1)         1.11%(1)         (0.73%)(1)        (0.73%)(1)
      3.49%     285,847        100%           1.12%            1.12%            (0.53%)           (0.53%)
      6.01%     278,258         77%           1.13%            1.13%            (0.32%)           (0.32%)
     20.05%     220,068         69%           1.16%            1.16%            (0.38%)           (0.38%)
     32.56%      90,460         68%           1.22%            1.22%            (0.28%)           (0.28%)
      8.40%      28,559        198%           1.30%(1)         1.55%(1)          2.59%(1)          2.34%(1)
      2.90%    $453,128          9%           1.25%(1)         1.25%(1)          1.23%(1)          1.23%(1)
     14.03%     472,161         32%           1.25%            1.25%             0.60%             0.60%
      1.36%     464,456         19%           1.26%            1.26%             0.71%             0.71%
     14.17%     402,559         11%           1.30%            1.30%             0.84%             0.84%
     11.09%     195,667         17%           1.33%            1.33%             1.03%             1.03%
     (3.80%)    108,751         16%           1.75%(1)         1.77%(1)          0.45%(1)          0.43%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------------------
                                                         INCREASE (DECREASE) FROM
                                                          INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                  --------------------------------------   -------------------------------------
                                      NET ASSET      NET
                                        VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                            PERIOD    BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
        PORTFOLIO           ENDED     OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
-------------------------  --------   ---------   ----------   ------------   ----------   ----------   --------   -------------
AST T. Rowe Price          06/30/99*   $11.46       $ 0.13        $(1.23)       $(1.10)      $(0.71)     $(0.23)      $(0.94)
  International Bond       12/31/98     10.11         0.52          0.94          1.46        (0.03)      (0.08)       (0.11)
                           12/31/97     10.90         0.20         (0.57)        (0.37)       (0.16)      (0.26)       (0.42)
                           12/31/96     10.60         0.23          0.38          0.61        (0.14)      (0.17)       (0.31)
                           12/31/95      9.68         0.31          0.75          1.06        (0.14)         --        (0.14)
                           12/31/94(3)   10.00        0.27         (0.59)        (0.32)          --          --           --
AST Neuberger Berman       06/30/99*   $17.26       $(0.05)       $ 0.46        $ 0.41       $   --      $(1.33)      $(1.33)
  Mid-Cap Growth           12/31/98     16.61        (0.05)         3.31          3.26        (0.01)      (2.60)       (2.61)
                           12/31/97     14.39         0.01          2.36          2.37        (0.02)      (0.13)       (0.15)
                           12/31/96     12.40         0.01          2.01          2.02        (0.03)         --        (0.03)
                           12/31/95      9.97         0.04          2.40          2.44        (0.01)         --        (0.01)
                           12/31/94(4)   10.00        0.01         (0.04)        (0.03)          --          --           --
AST Founders Passport      06/30/99*   $13.04       $   --        $ 1.06        $ 1.06       $(0.03)     $(0.03)      $(0.06)
                           12/31/98     11.78         0.05          1.24          1.29        (0.03)         --        (0.03)
                           12/31/97     11.63         0.03          0.21          0.24        (0.08)      (0.01)       (0.09)
                           12/31/96     10.33         0.09          1.24          1.33        (0.03)         --        (0.03)
                           12/31/95(5)   10.00        0.03          0.30          0.33           --          --           --
AST T. Rowe Price          06/30/99*   $11.97       $(0.10)       $ 2.47        $ 2.37       $(0.02)     $(1.44)      $(1.46)
  Natural Resources        12/31/98     14.57         0.19         (1.78)        (1.59)       (0.14)      (0.87)       (1.01)
                           12/31/97     14.47         0.14          0.35          0.49        (0.07)      (0.32)       (0.39)
                           12/31/96     11.11         0.05          3.35          3.40        (0.02)      (0.02)       (0.04)
                           12/31/95(5)   10.00        0.04          1.07          1.11           --          --           --
AST PIMCO Limited          06/30/99*   $11.08       $ 0.30        $(0.13)       $ 0.17       $(0.61)     $   --       $(0.61)
  Maturity Bond            12/31/98     11.02         0.56          0.03          0.59        (0.53)         --        (0.53)
                           12/31/97     10.81         0.55          0.22          0.77        (0.56)         --        (0.56)
                           12/31/96     10.47         0.56         (0.15)         0.41        (0.05)      (0.02)       (0.07)
                           12/31/95(5)   10.00        0.05          0.42          0.47           --          --           --
AST Oppenheimer            06/30/99*   $16.07       $(0.05)       $ 1.04        $ 0.99       $   --      $(1.90)      $(1.90)
  Large-Cap Growth         12/31/98     12.62        (0.10)         3.55          3.45           --          --           --
                           12/31/97     10.99        (0.05)         1.68          1.63           --          --           --
                           12/31/96(6)   10.00       (0.01)         1.00          0.99           --          --           --

-------------------------  ---------

                           NET ASSET
                             VALUE
                              END
        PORTFOLIO          OF PERIOD
-------------------------  ---------
AST T. Rowe Price           $ 9.42
  International Bond         11.46
                             10.11
                             10.90
                             10.60
                              9.68
AST Neuberger Berman        $16.34
  Mid-Cap Growth             17.26
                             16.61
                             14.39
                             12.40
                              9.97
AST Founders Passport       $14.04
                             13.04
                             11.78
                             11.63
                             10.33
AST T. Rowe Price           $12.88
  Natural Resources          11.97
                             14.57
                             14.47
                             11.11
AST PIMCO Limited           $10.64
  Maturity Bond              11.08
                             11.02
                             10.81
                             10.47
AST Oppenheimer             $15.16
  Large-Cap Growth           16.07
                             12.62
                             10.99

--------------------------------------------------------------------------------
(1) Annualized.
(3) Commenced operations on May 3, 1994.
(4) Commenced operations on October 20, 1994.
(5) Commenced operations on May 2, 1995.
(6) Commenced operations on May 2, 1996.
 * Unaudited.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
                                                 RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
             SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    -----------------------------------   --------------------------------   --------------------------------
                                          AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
              NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
     TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    -------   -------------   ---------   --------------   ---------------   --------------   ---------------
    (10.05%)    $147,896         56%          1.11%(1)          1.11%(1)           3.64%(1)     3.64%(1)
     14.72%      147,973        136%          1.11%             1.11%             4.78%            4.78%
     (3.42%)     130,408        173%          1.11%             1.11%             4.73%            4.73%
      5.98%       98,235        241%          1.21%             1.21%             5.02%            5.02%
     11.10%       45,602        325%          1.53%             1.53%             6.17%            6.17%
     (3.20%)      15,218        163%          1.68%(1)          1.68%(1)       7.03%(1)              7.03%(1)
      2.93%     $268,848         74%          1.11%(1)          1.11%(1)         (0.73%)(1)       (0.73%)(1)
     20.65%      261,792        228%          1.07%             1.07%            (0.34%)          (0.34%)
     16.68%      185,050        305%          0.99%             0.99%             0.07%            0.07%
     16.34%      136,247        156%          1.01%             1.01%             0.24%            0.24%
     24.42%       45,979         84%          1.17%             1.17%             0.70%            0.70%
     (0.30%)       3,030          5%          1.25%(1)          1.70%(1)          1.41%(1)         0.97%(1)
      8.14%     $106,886         16%          1.30%(1)          1.30%(1)         (0.12%)(1)       (0.12%)(1)
     10.92%      119,997         46%          1.30%             1.30%             0.32%            0.32%
      2.03%      117,938         73%          1.35%             1.35%             0.43%            0.43%
     12.91%      117,643        133%          1.36%             1.36%             1.25%            1.25%
      3.30%       28,455          4%          1.46%(1)          1.46%(1)          0.94%(1)         0.94%(1)
     25.39%     $101,749         35%          1.17%(1)          1.17%(1)          1.12%(1)         1.12%(1)
    (11.83%)      74,126         55%          1.16%             1.16%             1.14%            1.14%
      3.39%      111,954         44%          1.16%             1.16%             0.98%            0.98%
     30.74%       88,534         31%          1.30%             1.30%             1.08%            1.08%
     11.10%        9,262          2%          1.35%(1)          1.80%(1)          1.28%(1)         0.83%(1)
      1.56%     $384,585        188%          0.86%(1)          0.86%(1)          5.62%(1)         5.62%(1)
      5.72%      349,707        263%          0.86%             0.86%             5.70%            5.70%
      7.46%      288,642         54%          0.88%             0.88%             5.71%            5.71%
      3.90%      209,013        247%          0.89%             0.89%             5.69%            5.69%
      4.70%      161,940        205%          0.89%(1)          0.89%(1)          4.87%(1)         4.87%(1)
      7.13%     $278,512        203%          1.11%(1)          1.11%(1)         (0.62%)(1)       (0.62%)(1)
     27.34%      300,924        252%          1.22%             1.22%            (0.70%)          (0.70%)
     14.83%      235,648        219%          1.23%             1.23%            (0.59%)          (0.59%)
      9.90%       48,790         77%          1.33%(1)          1.33%(1)         (0.56%)(1)       (0.56%)(1)
-------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------------------
                                                         INCREASE (DECREASE) FROM
                                                          INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                                  --------------------------------------   -------------------------------------
                                      NET ASSET      NET
                                        VALUE     INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET    FROM NET
                           PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT   INVESTMENT   REALIZED       TOTAL
       PORTFOLIO           ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
------------------------  --------    ---------   ----------   ------------   ----------   ----------   --------   -------------
AST Janus Overseas        06/30/99*    $13.74       $ 0.02        $ 1.36        $ 1.38       $   --      $   --       $   --
  Growth                  12/31/98      11.87         0.04          1.88          1.92        (0.05)         --        (0.05)
                          12/31/97(7)   10.00         0.02          1.85          1.87           --          --           --
AST American Century      06/30/99*    $13.47       $ 0.06        $ 1.78        $ 1.84       $(0.11)     $(0.64)      $(0.75)
  Income & Growth         12/31/98      12.23         0.11          1.38          1.49        (0.07)      (0.18)       (0.25)
                          12/31/97(7)   10.00         0.07          2.16          2.23           --          --           --
AST American Century      06/30/99*    $13.66       $ 0.08        $ 0.83        $ 0.91       $(0.12)     $   --       $(0.12)
  Strategic Balanced      12/31/98      11.34         0.11          2.29          2.40        (0.08)         --        (0.08)
                          12/31/97(7)   10.00         0.11          1.23          1.34           --          --           --
AST American Century      06/30/99*    $13.66       $ 0.04        $ 0.97        $ 1.01       $   --      $(0.10)      $(0.10)
  International Growth    12/31/98      11.52         0.03          2.12          2.15        (0.01)         --        (0.01)
                          12/31/97(7)   10.00        (0.03)         1.55          1.52           --          --           --
AST T. Rowe Price Small   06/30/99*    $11.44       $ 0.04        $ 0.72        $ 0.76       $(0.10)     $   --       $(0.10)
  Company Value           12/31/98      12.88         0.09         (1.42)        (1.33)       (0.05)      (0.06)       (0.11)
                          12/31/97(7)   10.00         0.06          2.82          2.88           --          --           --
AST Marsico Capital       06/30/99*    $14.20       $(0.01)       $ 1.96        $ 1.95       $(0.01)     $(0.01)      $(0.02)
  Growth                  12/31/98      10.03           --          4.17          4.17           --          --           --
                          12/31/97(8)   10.00         0.01          0.02          0.03           --          --           --
AST Cohen & Steers        06/30/99*    $ 8.41       $ 0.10        $ 0.54        $ 0.64       $(0.23)     $   --       $(0.23)
  Realty                  12/31/98(9)   10.00         0.28         (1.87)        (1.59)          --          --           --
AST Lord Abbett           06/30/99*    $ 9.99       $(0.01)       $ 1.08        $ 1.07       $   --      $   --       $   --
  Small Cap Value         12/31/98(9)   10.00        (0.01)           --         (0.01)          --          --           --
AST Bankers Trust         06/30/99*    $12.78       $ 0.04        $ 1.40        $ 1.44       $(0.06)     $(0.40)      $(0.46)
  Enhanced 500            12/31/98(9)   10.00         0.06          2.72          2.78           --          --           --
AST Kemper                06/30/99*(10)  $10.00     $   --        $(0.31)       $(0.31)      $   --      $   --       $   --
  Small-Cap Growth

------------------------  ---------

                          NET ASSET
                            VALUE
                             END
       PORTFOLIO          OF PERIOD
------------------------  ---------
AST Janus Overseas         $15.12
  Growth                    13.74
                            11.87
AST American Century       $14.56
  Income & Growth           13.47
                            12.23
AST American Century       $14.45
  Strategic Balanced        13.66
                            11.34
AST American Century       $14.57
  International Growth      13.66
                            11.52
AST T. Rowe Price Small    $12.10
  Company Value             11.44
                            12.88
AST Marsico Capital        $16.13
  Growth                    14.20
                            10.03
AST Cohen & Steers         $ 8.82
  Realty                     8.41
AST Lord Abbett            $11.06
  Small Cap Value            9.99
AST Bankers Trust          $13.76
  Enhanced 500              12.78
AST Kemper                 $ 9.69
  Small-Cap Growth

--------------------------------------------------------------------------------
 (1) Annualized.
 (7) Commenced operations on January 2, 1997.
 (8) Commenced operations on December 22, 1997.
 (9) Commenced operations on January 2, 1998.
(10) Commenced operations on January 4, 1999.
 * Unaudited.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
                                                 RATIOS OF EXPENSES          RATIOS OF NET INVESTMENT INCOME
             SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS           (LOSS) TO AVERAGE NET ASSETS
    -----------------------------------   --------------------------------   --------------------------------
                                          AFTER ADVISORY   BEFORE ADVISORY   AFTER ADVISORY   BEFORE ADVISORY
              NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER        FEE WAIVER       FEE WAIVER
     TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE      AND EXPENSE       AND EXPENSE
    RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT    REIMBURSEMENT     REIMBURSEMENT
    -------   -------------   ---------   --------------   ---------------   --------------   ---------------
     10.04%    $  808,609        43%          1.22%(1)          1.22%(1)          0.36%(1)         0.36%(1)
     16.22%       607,206        97%          1.27%             1.27%             0.32%            0.32%
     18.70%       255,705        94%          1.35%(1)          1.35%(1)          0.36%(1)         0.36%(1)
     14.41%    $  242,640       109%          0.98%(1)          0.98%(1)          0.99%(1)         0.99%(1)
     12.27%       189,871        87%          1.00%             1.00%             1.05%            1.05%
     22.30%       117,438        81%          1.23%(1)          1.23%(1)          1.24%(1)         1.24%(1)
      6.70%    $  174,294        71%          1.08%(1)          1.08%(1)          1.95%(1)         1.95%(1)
     21.29%        91,043        95%          1.16%             1.13%             1.68%            1.71%
     13.40%        28,947        76%          1.25%(1)          1.35%(1)          2.02%(1)         1.92%(1)
      7.46%    $   98,328        55%          1.47%(1)          1.47%(1)          0.65%(1)         0.65%(1)
     18.68%        77,733       220%          1.65%             1.65%             0.10%            0.10%
     15.10%        33,125       171%          1.75%(1)          1.75%(1)         (0.58%)(1)       (0.58%)(1)
      6.85%    $  320,212        15%          1.11%(1)          1.11%(1)          0.58%(1)         0.58%(1)
    (10.53%)      304,072        10%          1.11%             1.11%             0.93%            0.93%
     28.80%       199,896         7%          1.16%(1)          1.16%(1)          1.20%(1)         1.20%(1)
     13.73%    $1,060,772        44%          1.06%(1)          1.06%(1)         (0.06%)(1)       (0.06%)(1)
     41.59%       594,966       213%          1.11%             1.11%             0.16%            0.16%
      0.30%         7,299         --          1.00%(1)          1.00%(1)          3.62%(1)         3.62%(1)
      7.88%    $   65,163        19%          1.25%(1)          1.25%(1)          4.42%(1)         4.42%(1)
    (16.00%)       33,025        18%          1.30%(1)          1.30%(1)          5.02%(1)         5.02%(1)
     10.71%    $   71,055        30%          1.28%(1)          1.28%(1)         (0.36%)(1)       (0.36%)(1)
     (0.10%)       41,788        58%          1.31%(1)          1.31%(1)         (0.21%)(1)       (0.21%)(1)
     11.51%    $  505,096        68%          0.80%(1)          0.78%(1)          0.73%(1)         0.76%(1)
     27.90%       289,551       162%          0.80%(1)          0.86%(1)          1.07%(1)         1.01%(1)
     (3.10%)   $  604,098        79%          1.13%(1)          1.13%(1)          0.05%(1)         0.05%(1)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 1999, issued 28 classes of shares of beneficial interest: AST AIM International Equity Portfolio ("AIM International Equity") (formerly, AST Putnam International Equity Portfolio), AST Lord Abbett Growth and Income Portfolio ("Growth and Income"), AST JanCap Growth Portfolio ("Growth"), AST Money Market Portfolio ("Money Market"), AST Neuberger Berman Mid-Cap Value Portfolio ("Mid-Cap Value"), AST AIM Balanced Portfolio ("Balanced") (formerly, AST Putnam Balanced Portfolio), AST Federated High Yield Portfolio ("High Yield"), AST T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), AST PIMCO Total Return Bond Portfolio ("Total Return Bond"), AST INVESCO Equity Income Portfolio ("Equity Income"), AST Janus Small-Cap Growth Portfolio ("Janus Small-Cap Growth"), AST T. Rowe Price International Equity Portfolio ("T. Rowe International Equity"), AST T. Rowe Price International Bond Portfolio ("International Bond"), AST Neuberger Berman Mid-Cap Growth Portfolio ("Mid-Cap Growth"), AST Founders Passport Portfolio ("Passport"), AST T. Rowe Price Natural Resources Portfolio ("Natural Resources"), AST PIMCO Limited Maturity Bond Portfolio ("Limited Maturity Bond"), AST Oppenheimer Large-Cap Growth Portfolio ("Large-Cap Growth"), AST Janus Overseas Growth Portfolio ("Overseas Growth"), AST American Century Income & Growth Portfolio ("Income & Growth") (formerly, AST Putnam Value Growth & Income), AST American Century Strategic Balanced Portfolio ("Strategic Balanced"), AST American Century International Growth Portfolio ("International Growth"), AST T. Rowe Price Small Company Value Portfolio ("Small Company Value"), AST Marsico Capital Growth Portfolio ("Capital Growth"), AST Cohen & Steers Realty Portfolio ("Realty"), AST Lord Abbett Small Cap Value Portfolio ("Small Cap Value"), AST Bankers Trust Enhanced 500 Portfolio ("Enhanced 500"), and AST Kemper Small-Cap Growth Portfolio ("Kemper Small-Cap Growth") (collectively the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities

--------------------------------------------------------------------------------

of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. At June 30, 1999, .08% and .03% of the net assets of the Small Cap Value and International Bond Portfolios, respectively, were valued in accordance with such procedures.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on

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their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of portfolio securities together with an agreement to repurchase the same securities at an agreed-upon price and date. It may be viewed as a borrowing of money and the difference between the cost of repurchase and proceeds from sale determines the effective interest rate on the transaction. Reverse repurchase agreements are recorded as a liability equal to the amount of cash received plus the effective interest that is payable to the buyer of the securities.

Reverse repurchase agreements bear a risk of loss in the event that the buyer of the securities is unable to sell back the securities to the Portfolio. In such case, the Portfolio's use of proceeds under the agreement may be restricted.

Swap Agreements

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a

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"notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Securities Loans

Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

At June 30, 1999, securities lending activities are summarized as follows:

                                                            MARKET VALUE
                                                            OF SECURITIES    MARKET VALUE     INCOME FROM
PORTFOLIO                                                      ON LOAN       OF COLLATERAL     LENDING*
---------                                                   -------------    -------------    -----------
Growth..................................................    $424,820,004     $427,888,518       $62,341
Janus Small-Cap Growth..................................      85,254,743       82,708,122        27,266

* Income earned, for the period from June 9, 1999 to June 30, 1999, is included in interest income on the Statement of Operations.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available,

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--------------------------------------------------------------------------------

as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it. Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: A I M Capital Management, Inc. for AIM International Equity and Balanced; Lord Abbett & Co. for Growth and Income and Small Cap Value; Janus Capital Corporation for Growth, Janus Small-Cap Growth, and Overseas Growth; J. P. Morgan Investment Management Inc. for Money Market; Federated Investment Counseling for High Yield; T. Rowe Price Associates, Inc. for Asset Allocation, Natural Resources, and Small Company Value; Pacific Investment Management Co. for Total Return Bond and Limited Maturity Bond; INVESCO Funds Group, Inc. for Equity Income; Founders Asset Management, Inc. for Passport; Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for T. Rowe International Equity and International Bond; Neuberger Berman Management Incorporated for Mid-Cap Value and Mid-Cap Growth; OppenheimerFunds, Inc. for Large-Cap Growth; American Century Investment Management, Inc. for Income & Growth, Strategic Balanced, and International Growth; Marsico Capital Management, LLC for Capital Growth; Cohen & Steers Capital Management, Inc. for Realty; Bankers Trust Company for Enhanced 500; and Scudder Kemper Investments, Inc. for Kemper Small-Cap Growth.

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, .75%, .90%, .50%, .90%, .75%, .75%, .85%, .65%, .75%,
 .90%, 1.00%, .80%, .90%, 1.00%, .90%, .65%, .90%, 1.00%, .75%, .85%, 1.00%,
 .90%, .90%, 1.00%, .95%, .60%, and .95% of the average daily net assets of the AIM International Equity, Growth and Income, Growth, Money Market, Mid-Cap Value, Balanced, High Yield, Asset Allocation, Total Return Bond, Equity Income, Janus Small-Cap Growth, T. Rowe International Equity, International Bond, Mid-Cap Growth, Passport, Natural Resources, Limited Maturity Bond, Large-Cap Growth, Overseas Growth, Income & Growth, Strategic Balanced, International Growth, Small Company Value, Capital Growth, Realty, Small Cap Value, Enhanced 500, and Kemper Small-Cap Growth Portfolios, respectively. The fees for AIM International Equity are at the rate of .85% for average daily net assets in excess of $75 million, for Mid-Cap Value, Mid-Cap Growth and Large-

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Cap Growth are at the rate of .85% for average daily net assets in excess of $1 billion, for Balanced are at the rate of .70% for average daily net assets in excess of $300 million, and for Kemper Small-Cap Growth are at the rate of .90% for average daily net assets in excess of $1 billion. During the period ended June 30, 1999, the Investment Manager voluntarily waived .05% from its fee for the Money Market Portfolio and .05% from its fee for the Growth and Growth and Income Portfolios on average daily net assets in excess of $1 billion.

The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .65%, .50%, .60%, .25%, .50%, .45%, .50%,
 .50%, .30%, .50%, .50%, .75%, .40%, .45%, .60%, .60%, .30%, .35%, .65%, .45%,
 .50%, .70%, .60%, .45%, .60%, .50%, .17%, and .50% of the average daily net assets of the AIM International Equity, Growth and Income, Growth, Money Market, Mid-Cap Value, Balanced, High Yield, Asset Allocation, Total Return Bond, Equity Income, Janus Small-Cap Growth, T. Rowe International Equity, International Bond, Mid-Cap Growth, Passport, Natural Resources, Limited Maturity Bond, Large-Cap Growth, Overseas Growth, Income & Growth, Strategic Balanced, International Growth, Small Company Value, Capital Growth, Realty, Small Cap Value, Enhanced 500, and Kemper Small-Cap Growth Portfolios, respectively. The Sub-advisors for the Growth, Money Market, Janus Small-Cap Growth, and T. Rowe International Equity Portfolios are currently voluntarily waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable by the Investment Manager to the Sub-advisors of all Portfolios, other than International Bond, Capital Growth, and Small Cap Value are reduced for Portfolio net assets in excess of specified levels.

On April 21, 1999, the Board of Trustees of the Trust approved changes in Sub-advisor for AST Putnam International Equity Portfolio, AST Putnam Balanced Portfolio, and AST Putnam Value Growth & Income Portfolio. On May 4, 1999, A I M Capital Management, Inc. became Sub-advisor to Putnam International Equity Portfolio (currently, AST AIM International Equity Portfolio) and AST Putnam Balanced Portfolio (currently, AST AIM Balanced Portfolio) and American Century Investment Management, Inc. became Sub-advisor to AST Putnam Value Growth & Income Portfolio (currently, AST American Century Income & Growth Portfolio). Pursuant to an order issued by the Securities and Exchange Commission, the Portfolios will seek shareholder approval for these changes prior to September 30, 1999.

By the terms of the Investment Management Agreement, during the period ended June 30, 1999, the Investment Manager reimbursed Money Market in the amount of $1,091 to prevent its expenses from exceeding an annual rate of .60% of average daily net assets. Voluntary payments of Portfolio expenses by the Investment Manager are subject to reimbursement by the Portfolio within the two-year period following such payments. During the period ended June 30, 1999, Enhanced 500 paid $42,091 as reimbursement to the Investment Manager.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of .10% of each Portfolio's average daily net assets.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

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4.  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

Capital Loss Carryforwards

At December 31, 1998, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                                              EXPIRATION
                                                                             DECEMBER 31,
                                                                 -------------------------------------
                                                    AMOUNT         2004         2005          2006
                                                  -----------    --------    ----------    -----------
Janus Small-Cap Growth........................    $ 5,945,483    $     --    $       --    $ 5,945,483
Passport......................................      2,860,101          --     2,860,101             --
Limited Maturity Bond.........................        132,375     132,375            --             --
Overseas Growth...............................     18,489,428          --     2,020,791     16,468,637
Small Company Value...........................        504,463          --            --        504,463
Realty........................................        569,675          --            --        569,675
Small Cap Value...............................      2,512,177          --            --      2,512,177

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5.  PORTFOLIO SECURITIES

Purchases and sales of securities, other than short-term obligations, during the period ended June 30, 1999, were as follows ($ in thousands):

                                                      U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                      --------------------------    ---------------------
                                                       PURCHASES        SALES       PURCHASES     SALES
                                                      -----------    -----------    ---------    --------
AIM International Equity..........................    $       --     $       --     $611,805     $681,345
Growth and Income.................................            --             --      599,653      448,108
Growth............................................            --             --      731,648      688,344
Mid-Cap Value.....................................            --             --      918,991      422,705
Balanced..........................................        76,280         68,845      272,520      312,816
High Yield........................................            --             --      151,201       83,291
Asset Allocation..................................        34,830         13,299       54,251       20,855
Total Return Bond.................................     1,396,316      1,394,146      392,088       59,848
Equity Income.....................................        10,992          7,133      363,711      277,835
Janus Small-Cap Growth............................            --             --      417,900      300,835
T. Rowe International Equity......................            --             --       40,231       92,905
International Bond................................            --             --       91,573       78,515
Mid-Cap Growth....................................            --             --      179,976      180,874
Passport..........................................            --             --       16,926       32,205
Natural Resources.................................            --             --       34,458       27,870
Limited Maturity Bond.............................       507,835        589,853      170,990       47,433
Large-Cap Growth..................................            --             --      576,468      541,078
Overseas Growth...................................            --             --      351,399      267,705
Income & Growth...................................            --             --      243,841      219,946
Strategic Balanced................................        33,148         13,877      132,916       76,139
International Growth..............................            --             --       63,552       45,122
Small Company Value...............................            --             --       44,325       41,566
Capital Growth....................................            --             --      734,800      339,818
Realty............................................            --             --       40,156        8,452
Small Cap Value...................................            --             --       38,440       21,559
Enhanced 500......................................            --             --      402,714      230,904
Kemper Small-Cap Growth...........................            --             --      667,983      137,901

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At June 30, 1999, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows ($ in thousands):

                                                                   GROSS           GROSS        NET UNREALIZED
                                                  AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                                     COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                  ----------    ------------    ------------    --------------
AIM International Equity......................    $  462,129     $   42,514       $(11,006)       $   31,508
Growth and Income.............................     1,221,673        299,168        (17,788)          281,380
Growth........................................     2,738,002      1,646,916        (25,801)        1,621,115
Mid-Cap Value.................................       773,646         53,509        (21,399)           32,110
Balanced......................................       363,827         27,577         (6,492)           21,085
High Yield....................................       669,315          8,894        (39,585)          (30,691)
Asset Allocation..............................       334,279         91,710         (8,823)           82,887
Total Return Bond.............................     1,239,793          2,289        (16,572)          (14,283)
Equity Income.................................       794,082        216,976        (18,640)          198,336
Janus Small-Cap Growth........................       355,715        129,203        (14,252)          114,951
T. Rowe International Equity..................       334,190         94,855        (19,388)           75,467
International Bond............................       154,203          3,741        (14,828)          (11,087)
Mid-Cap Growth................................       217,199         56,795         (5,742)           51,053
Passport......................................        79,886         31,149         (3,961)           27,188
Natural Resources.............................       101,544         14,265        (14,141)              124
Limited Maturity Bond.........................       393,469            657         (3,458)           (2,801)
Large-Cap Growth..............................       254,310         33,497         (6,453)           27,044
Overseas Growth...............................       662,888        148,356        (11,312)          137,044
Income & Growth...............................       226,406         21,316         (5,308)           16,008
Strategic Balanced............................       167,281         11,741         (3,191)            8,550
International Growth..........................        87,622         12,647         (2,306)           10,341
Small Company Value...........................       323,432         36,753        (40,527)           (3,774)
Capital Growth................................       887,785        189,530         (9,399)          180,131
Realty........................................        66,210          1,651         (2,979)           (1,328)
Small Cap Value...............................        65,854          8,541         (3,102)            5,439
Enhanced 500..................................       457,985         51,266         (7,540)           43,726
Kemper Small-Cap Growth.......................       549,971         72,530        (16,709)           55,821

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6.  WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the period ended June 30, 1999, were as follows ($ in thousands):

                                                          TOTAL RETURN BOND       LIMITED MATURITY BOND
                                                        ----------------------    ---------------------
                                                        NUMBER OF                 NUMBER OF
                                                        CONTRACTS     PREMIUM     CONTRACTS    PREMIUM
                                                        ---------    ---------    ---------    --------
Balance at beginning of year........................      26,230     $ 638,678         76      $ 13,948
Written.............................................      22,570       978,004      5,080       199,613
Expired.............................................     (30,430)     (841,119)      (156)      (16,096)
Exercised...........................................          --            --         --            --
Closed..............................................          --            --         --            --
                                                         -------     ---------      -----      --------
Balance at end of year..............................      18,370     $ 775,563      5,000      $197,465
                                                         =======     =========      =====      ========

At June 30, 1999, Total Return Bond and Limited Maturity Bond had sufficient cash and/or securities at least equal to the value of written options.

                                       139